                                                  ------------------------------
                                                          OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0578
                                                  Expires: February 28, 2006
                                                  Estimated average burden
                                                  hours per response......20.00
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number

                              GARTMORE MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

    1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA          19428
          (Address of principal executive offices)                (Zip code)

                              ERIC E. MILLER, Esq.
                                 1200 River Road
                                   SUITE 1000
                             Conshohocken, PA 19428
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2005

Date of reporting period: 01/31/2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14].
The schedules need not be audited.

GARTMORE GLOBAL FINANCIAL SERVICES FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (95.1%)
AUSTRALIA (1.5%)
BANKING (1.5%)
Australia & New Zealand Banking Group Ltd. (c)                             8,000     $       127,798
                                                                                     ---------------
AUSTRIA (0.7%)
BANKING (0.7%)
Bank Austria Creditanstalt (c)                                               673              58,575
                                                                                     ---------------
BELGIUM (1.9%)
FINANCIAL SERVICES (1.9%)
Fortis NV (c)                                                              6,230             168,521
                                                                                     ---------------
FRANCE (3.6%)
BANKING (2.9%)
BNP Paribas SA (c)                                                         3,490             251,768
                                                                                     ---------------
INSURANCE (0.7%)
Axa (c)                                                                    2,680              65,080
                                                                                     ---------------
                                                                                             316,848
                                                                                     ---------------
GERMANY (1.6%)
FINANCIAL SERVICES (1.6%)
Hypo Real Estate Holding AG (b) (c)                                        3,550             140,312
                                                                                     ---------------
HONG KONG (2.3%)
FINANCIAL SERVICES (2.3%)
Hang Lung Group Ltd. (c)                                                 117,640             205,278
                                                                                     ---------------
IRELAND (2.8%)
BANKING (2.8%)
Bank of Ireland (c)                                                       15,420             245,526
                                                                                     ---------------
ITALY (1.7%)
BANKING (1.7%)
UniCredito Italiano SpA (c)                                               26,590             146,348
                                                                                     ---------------
JAPAN (6.6%)
FINANCIAL SERVICES (6.3%)
Daito Trust Construction Co. Ltd. (c)                                      1,500              69,424
Mitsubishi Tokyo Financial Group, Inc. (c)                                    11             104,073
Mizuho Financial Group, Inc. (c)                                              20              96,454
Nomura Holdings, Inc. (c)                                                  8,000             105,230
Orix Corp. (c)                                                               700              92,764
Sumitomo Mitsui Financial Group, Inc. (c)                                     12              84,190
                                                                                     ---------------
                                                                                             552,135
                                                                                     ---------------
INSURANCE (0.3%)
Millea Holdings, Inc. (c)                                                      2              27,605
                                                                                     ---------------
                                                                                             579,740
                                                                                     ---------------
PORTUGAL (1.0%)
BANKING (1.0%)
Banco Commercial Portuguese S.A. (c)                                      32,540              89,936
                                                                                     ---------------
SPAIN (3.2%)
BANKING (3.2%)

Banco Popular Espanol SA (c)                                               1,230              81,613
Banco Santander Central Hispano SA (c)                                    16,970             201,425
                                                                                     ---------------
                                                                                             283,038
                                                                                     ---------------
SWEDEN (2.0%)
BANKING (2.0%)
Skandinaviska Enskilda Banken AB (c)                                       9,890             176,335
                                                                                     ---------------
SWITZERLAND (3.1%)
FINANCIAL SERVICES (3.1%)
UBS AG (c)                                                                 3,340             271,582
                                                                                     ---------------
UNITED KINGDOM (12.9%)
BANKING (12.2%)
Barclays PLC (c)                                                          17,011             186,793
HBOS PLC (c)                                                              10,585             169,061
HSBC Holdings PLC (c)                                                     15,883             263,352
Lloyds TSB Group PLC (c)                                                  13,467             126,106
Royal Bank of Scotland Group PLC (c)                                       9,605             318,933
                                                                                     ---------------
                                                                                           1,064,245
                                                                                     ---------------
INSURANCE (0.7%)
Royal & Sun Alliance Insurance Group PLC (c)                              38,720              62,505
                                                                                     ---------------
                                                                                           1,126,750
                                                                                     ---------------
UNITED STATES (50.2%)
BANKING (15.9%)
AmSouth Bancorp                                                            2,350              58,609
Bank Of America Corp.                                                      9,120             422,894
Colonial BancGroup, Inc. (The)                                             6,790             137,022
Community Bancorp (b)                                                        680              19,054
Flagstar Bancorp, Inc.                                                     1,010              21,230
North Fork Bancorp, Inc.                                                   2,100              60,270
Placer Sierra Bancshares                                                   1,610              41,504
SunTrust Banks, Inc.                                                       1,180              84,984
Wachovia Corp.                                                             4,460             244,631
Wells Fargo & Co.                                                          2,470             151,411
Wintrust Financial Corp.                                                   1,120              62,138
Zions Bancorp                                                              1,300              88,166
                                                                                     ---------------
                                                                                           1,391,913
                                                                                     ---------------
FINANCIAL SERVICES (25.8%)
American Capital Strategies Ltd.                                           2,640              89,760
American Express Co.                                                       2,230             118,971
Capital One Financial Corp.                                                2,140             167,519
Citigroup, Inc.                                                            8,530             418,397
Countrywide Financial Corp.                                                1,680              62,160
E*TRADE Financial Corp. (b)                                                6,400              88,000
Fannie Mae                                                                 1,154              74,525
First Marblehead Corp. (The) (b)                                             540              34,738
Franklin Resources, Inc.                                                   1,870             126,898
Freddie Mac                                                                1,030              67,249
GFI Group, Inc. (b)                                                        1,560              40,934
Goldman Sachs Group, Inc.                                                  1,680             181,188
Host Marriott Corp.                                                        3,980              63,680
Investors Financial Services Corp.                                         3,740             188,533
J.P. Morgan Chase & Co.                                                    2,240              83,619
Knight Trading Group, Inc. (b)                                             5,700              56,487
MBNA Corp.                                                                 1,260              33,491
Merrill Lynch & Co., Inc.                                                  1,330              79,893
Morgan Stanley                                                             3,330             186,347
OptionsXpress Holdings, Inc. (b)                                           1,950              39,546
PMI Group, Inc. (The)                                                      1,070              42,554
                                                                                     ---------------
                                                                                           2,244,489
                                                                                     ---------------

INSURANCE (8.5%)
Allstate Corp.                                                             1,390              70,112
American International Group, Inc.                                         3,870             256,542
Assurant, Inc.                                                             3,230             105,072
Hartford Financial Services Group                                            630              42,393
PartnerRe Ltd.                                                             2,670             169,198
PXRE Group Ltd.                                                            2,800              72,660
U.S.I. Holdings Corp. (b)                                                  2,210              24,973
                                                                                     ---------------
                                                                                             740,950
                                                                                     ---------------
                                                                                           4,377,352
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        8,313,939
                                                                                     ---------------
CASH EQUIVALENTS (5.5%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and US Agency Securities, in a joint
trading account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $481,818)                                               481,786             481,786
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       481,786
                                                                                     ---------------

TOTAL INVESTMENTS (COST $8,039,566) (a) - 100.6%                                           8,795,725
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                                               (52,230)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     8,743,495
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  Fair Valued Security.

At January 31, 2005, the Fund's open forward foreign currency contracts were as follows:

                                                              UNREALIZED
                      DELIVERY     CONTRACT      MARKET      APPRECIATION/
CURRENCY                DATE         VALUE       VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
LONG CONTRACTS:
Euro                  02/03/05     $ 40,257     $ 40,287        $  (30)
--------------------------------------------------------------------------------
TOTAL LONG
Contracts                          $ 40,257     $ 40,287        $  (30)
--------------------------------------------------------------------------------

GARTMORE GLOBAL HEALTH SCIENCES FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (82.9%)
DIAGNOSTIC EQUIPMENT (1.0%)
Dade Behring Holdings, Inc. (b)                                            3,010     $       172,022
                                                                                     ---------------
DRUGS (24.6%)
Abbott Laboratories                                                       16,260             732,024
Amgen, Inc. (b)                                                           10,700             665,968
Array BioPharma, Inc. (b)                                                  9,130              81,074
Eli Lilly & Co.                                                            8,740             474,058
GlaxoSmithKline PLC ADR- UK                                                6,650             296,391
Novartis AG ADR - CH                                                       4,230             202,532
Pfizer, Inc.                                                              52,904           1,278,160
Schering-Plough Corp.                                                     17,480             324,429
Valeant Pharmaceuticals International                                      8,270             206,502
                                                                                     ---------------
                                                                                           4,261,138
                                                                                     ---------------
HOSPITALS (2.3%)
LifePoint Hospitals, Inc. (b)                                              7,700             291,060
Triad Hospitals, Inc. (b)                                                  2,590             105,387
                                                                                     ---------------
                                                                                             396,447
                                                                                     ---------------
INSURANCE (9.4%)
Aetna, Inc.                                                                2,645             336,047
Humana, Inc. (b)                                                           5,610             192,255
Molina Healthcare, Inc. (b)                                                1,010              50,227
PacifiCare Health Systems, Inc. (b)                                        3,010             185,205
UnitedHealth Group, Inc.                                                   5,810             516,510
WellPoint, Inc. (b)                                                        2,810             341,415
                                                                                     ---------------
                                                                                           1,621,659
                                                                                     ---------------
MEDICAL - BIOMEDICAL/GENETIC (8.8%)
Genzyme Corp. (b)                                                         11,570             673,489
Invitrogen Corp. (b)                                                       5,130             352,482
Keryx Biopharmaceuticals, Inc. (b)                                        11,710             167,453
Myriad Genetics, Inc. (b)                                                  6,180             153,017
Transkaryotic Therapies, Inc. (b)                                          7,020             168,340
                                                                                     ---------------
                                                                                           1,514,781
                                                                                     ---------------
MEDICAL INSTRUMENTS (3.0%)
Beckman Coulter, Inc.                                                      5,650             378,550
Immucor, Inc. (b)                                                          4,635             141,877
                                                                                     ---------------
                                                                                             520,427
                                                                                     ---------------
MEDICAL PRODUCTS (20.5%)
Advanced Medical Optics, Inc. (b)                                          4,370             186,555
Alcon, Inc.                                                                4,250             336,600
Bard (C.R.), Inc.                                                         11,580             785,124
Baxter International, Inc.                                                 8,770             296,075
Becton, Dickinson & Co.                                                    6,450             365,393
Cytyc Corp. (b)                                                            6,210             155,561
Johnson & Johnson                                                         21,840           1,413,048
                                                                                     ---------------
                                                                                           3,538,356
                                                                                     ---------------
MEDICAL PRODUCTS & SERVICES (5.9%)
Biogen Idec, Inc. (b)                                                      7,760             504,090
Caremark Rx, Inc. (b)                                                      6,600             258,060
Manor Care, Inc.                                                           4,820             166,531

Matria Healthcare, Inc. (b)                                                2,160              99,079
                                                                                     ---------------
                                                                                           1,027,760
                                                                                     ---------------
MEDICAL SERVICES (2.7%)
Community Health Systems, Inc. (b)                                         6,060             175,619
HEALTHSOUTH Corp. (b)                                                     14,140              82,719
Psychiatric Solutions, Inc. (b)                                            6,000             212,400
                                                                                     ---------------
                                                                                             470,738
                                                                                     ---------------
THERAPEUTICS (4.7%)
Abgenix, Inc. (b)                                                          7,830              68,747
Genentech, Inc. (b)                                                        8,610             410,784
Medicines Co. (The) (b)                                                    5,910             162,584
United Therapeutics Corp. (b)                                              3,900             166,413
                                                                                     ---------------
                                                                                             808,528
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       14,331,856
                                                                                     ---------------
CASH EQUIVALENTS (7.6%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds, in a joint trading account at 2.40%,
dated 01/31/05, due 02/01/05, repurchase price $1,314,261)             1,314,173           1,314,173
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                     1,314,173
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (12.0%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $     2,070,645           2,070,645
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
 SECURITIES LENDING
                                                                                           2,070,645
                                                                                     ---------------

TOTAL INVESTMENTS (COST $17,035,513) (a) - 102.5%                                         17,716,674
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%                                              (436,123)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    17,280,551
                                                                                     ===============

------------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
CH   Switzerland
UK   United Kingdom

GARTMORE GLOBAL NATURAL RESOURCES FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (94.5%)
BUSINESS SERVICES (0.2%)
AES Corp. (b)                                                                716     $        10,060
                                                                                     ---------------
CHEMICALS & ALLIED PRODUCTS (2.1%)
Eastman Chemical Co. (b)                                                   1,600              86,640
                                                                                     ---------------
COAL MINING (0.2%)
Peabody Energy Corp.                                                         112               9,492
                                                                                     ---------------
COPPER PRODUCTION (0.2%)
Phelps Dodge Corp.                                                            82               7,897
                                                                                     ---------------
ENERGY (2.3%)
Cameco Corp.                                                                 621              21,331
Murphy Oil Corp.                                                             800              71,424
                                                                                     ---------------
                                                                                              92,755
                                                                                     ---------------
GOLD MINING (1.5%)
Newmont Mining Corp.                                                       1,453              60,430
                                                                                     ---------------
INDUSTRIAL GASES (0.5%)
Praxair, Inc.                                                                500              21,575
                                                                                     ---------------
MACHINERY-CONSTRUCTION & MINING (3.2%)
Bucyrus International, Inc., Class A                                       2,858             104,889
Joy Global, Inc.                                                             898              25,081
                                                                                     ---------------
                                                                                             129,970
                                                                                     ---------------
METAL - ALUMINUM (0.4%)
Alcan, Inc.                                                                  350              13,919
Novelis, Inc.                                                                 70               1,569
                                                                                     ---------------
                                                                                              15,488
                                                                                     ---------------
METAL MINING (3.6%)
Freeport-McMoran Copper & Gold, Inc., Class B (b)                          2,000              73,620
Teck Cominco Ltd., Class B                                                 2,400              72,537
                                                                                     ---------------
                                                                                             146,157
                                                                                     ---------------
OIL & GAS DRILLING (6.0%)
Grey Wolf, Inc. (b)                                                       21,704             115,031
Nabors Industries Ltd. (b)                                                   612              30,845
Noble Corp. (b)                                                            1,874              99,978
                                                                                     ---------------
                                                                                             245,854
                                                                                     ---------------
OIL COMPANY-EXPLORATION & PRODUCTION (21.6%)
Apache Corp.                                                               2,637             143,505
Brigham Exploration Co.                                                    3,439              29,644
Burlington Resources, Inc.                                                 1,470              64,254
Chesapeake Energy Corp.                                                    3,600              63,252
EnCana Corp.                                                               1,950             115,226
ENSCO International, Inc. (b)                                              2,500              85,575
EOG Resources, Inc.                                                        1,176              87,318
Noble Energy, Inc.                                                         1,842             108,991
Range Resources Corp. (b)                                                    262               5,814
Southwestern Energy Co. (b)                                                  390              20,007
Transocean Sedco Forex, Inc. (b)                                           1,835              80,740
Ultra Petroleum Corp. (b)                                                    690              35,556

W&T Offshore, Inc.                                                         2,202              40,076
                                                                                     ---------------
                                                                                             879,958
                                                                                     ---------------
OIL COMPANY-INTEGRATED (31.8%)
BP PLC ADR - GB                                                            3,472             207,001
ChevronTexaco Corp.                                                        5,000             272,000
ConocoPhillips                                                             3,200             296,928
Exxon Mobil Corp.                                                          7,000             361,200
Royal Dutch Petroleum Co.                                                  2,800             163,716
                                                                                     ---------------
                                                                                           1,300,845
                                                                                     ---------------
OIL EQUIPMENT & SERVICES (4.4%)
Grand Prideco, Inc.                                                        5,046              98,902
National-Oilwell, Inc. (b)                                                 2,180              80,398
                                                                                     ---------------
                                                                                             179,300
                                                                                     ---------------
OIL FIELD SERVICES (6.0%)
Halliburton Co.                                                            5,955             244,929
                                                                                     ---------------
PACKAGING & CONTAINERS (1.1%)
Packaging Corporation of America                                           1,400              31,234
Smurfit-Stone Container Corp. (b)                                            800              12,032
                                                                                     ---------------
                                                                                              43,266
                                                                                     ---------------
PAPER & RELATED PRODUCTS (2.8%)
Georgia-Pacific Corp.                                                      1,900              60,990
International Paper Co.                                                    1,400              54,810
                                                                                     ---------------
                                                                                             115,800
                                                                                     ---------------
PIPELINES (3.2%)
Enbridge, Inc.                                                             1,200              60,780
The Williams Cos., Inc.                                                    4,101              68,938
                                                                                     ---------------
                                                                                             129,718
                                                                                     ---------------
RAW MATERIALS (2.3%)
Alcoa, Inc.                                                                1,000              29,510
Companhia Vale DO Rio Doce ADR - BR                                        2,100              63,525
                                                                                     ---------------
                                                                                              93,035
                                                                                     ---------------
STEEL - PRODUCERS (0.1%)
AK Steel Holding Corp. (b)                                                   324               4,701
                                                                                     ---------------
TRANSPORTATION - MARINE (1.0%)
Arlington Tankers, Ltd.                                                    1,744              40,897
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        3,858,767
                                                                                     ---------------
CASH EQUIVALENTS (3.6%)
Investments in repurchase agreements (collateralized by
AA Corporate Bonds
in a joint trading account at 2.40%, dated 01/31/05, due
02/01/05, repurchase price $146,722)                                     146,712             146,712
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       146,712
                                                                                     ---------------

TOTAL INVESTMENTS (COST $3,716,610) (a) - 98.1%                                            4,005,479
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                                                  75,534
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     4,081,013
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
ADR - American Depositary Receipt
GB - Great Britain
BR - Brazil

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (97.9%)
COMPUTER HARDWARE (6.9%)
International Business Machines Corp.                                      6,500     $       607,230
                                                                                     ---------------
COMPUTER SERVICES (6.2%)
Global Payments, Inc.                                                      4,600             263,534
Radware Ltd. (b)                                                          11,500             280,485
                                                                                     ---------------
                                                                                             544,019
                                                                                     ---------------
COMPUTER SOFTWARE (15.9%)
Diebold, Inc.                                                              7,600             409,184
Hyperion Solutions Corp. (b)                                               3,600             172,944
Microsoft Corp.                                                           24,500             643,860
Novell, Inc. (b)                                                          27,900             160,983
                                                                                     ---------------
                                                                                           1,386,971
                                                                                     ---------------
CONSULTING SERVICES (2.1%)
Niku Corp. (b)                                                             9,160             180,452
                                                                                     ---------------
E-COMMERCE (7.0%)
Amazon.com, Inc. (b)                                                       3,100             133,982
eBay, Inc. (b)                                                             2,400             195,600
Monster Worldwide, Inc. (b)                                                9,100             284,739
                                                                                     ---------------
                                                                                             614,321
                                                                                     ---------------
ELECTRONIC COMPONENTS (18.6%)
Altera Corp. (b)                                                          13,700             263,040
Flextronics International Ltd. (b)                                        12,200             172,630
Intel Corp.                                                               15,000             336,750
International Rectifier Corp. (b)                                          6,900             270,135
Jabil Circuit, Inc. (b)                                                   11,000             259,270
Micron Technology, Inc. (b)                                               15,200             158,232
Volterra Semiconductor Corp. (b)                                           9,500             169,670
                                                                                     ---------------
                                                                                           1,629,727
                                                                                     ---------------
INTERNET SECURITY (5.0%)
Symantec Corp. (b)                                                        18,600             434,310
                                                                                     ---------------
INTERNET SERVICES/SOFTWARE (6.4%)
Akamai Technologies, Inc. (b)                                             13,300             174,230
F5 Networks, Inc. (b)                                                      8,100             388,314
                                                                                     ---------------
                                                                                             562,544
                                                                                     ---------------
SEMICONDUCTORS (14.2%)
Applied Materials, Inc. (b)                                               16,000             254,400
Conexant Systems, Inc. (b)                                               102,600             168,264
Cymer, Inc. (b)                                                           13,100             347,412
Integrated Circuit Systems, Inc. (b)                                      13,100             248,900
Texas Instruments, Inc.                                                    9,500             220,495
                                                                                     ---------------
                                                                                           1,239,471
                                                                                     ---------------
TECHNOLOGY (2.0%)
Maxim Integrated Products, Inc.                                            4,500             175,545
                                                                                     ---------------
TELECOMMUNICATION EQUIPMENT (10.0%)
Arris Group, Inc. (b)                                                     13,100              81,089
Sonus Networks, Inc. (b)                                                  81,700             500,821
Symbol Technologies, Inc.                                                 16,000             292,800
                                                                                     ---------------
                                                                                             874,710
                                                                                     ---------------

WIRELESS EQUIPMENT (3.6%)
Motorola, Inc.                                                            10,300             162,122
QUALCOMM, Inc.                                                             4,000             148,960
                                                                                     ---------------
                                                                                             311,082
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        8,560,382
                                                                                     ---------------
CASH EQUIVALENTS (0.1%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and US Agency Securities, in a joint
trading account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $5,801)                                                   5,801               5,801
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                         5,801
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (5.5%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $       485,325             485,325
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
 SECURITIES LENDING                                                                          485,325
                                                                                     ---------------

TOTAL INVESTMENTS (COST $9,144,215) (a) - 103.5%                                           9,051,508
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%                                              (306,713)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     8,744,795
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

GARTMORE GLOBAL UTILITIES FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (103.4%)
AUSTRALIA (0.8%)
TELECOMMUNICATIONS (0.8%)
Telstra Corp., Ltd.                                                       17,730     $        67,891
                                                                                     ---------------
AUSTRIA (2.8%)
OIL & GAS UTILITY (2.4%)
OMV AG                                                                       613             191,171
                                                                                     ---------------
TELECOMMUNICATIONS (0.4%)
Telekom Austria AG                                                         1,652              31,083
                                                                                     ---------------
                                                                                             222,254
                                                                                     ---------------
BELGIUM (1.9%)
TELECOMMUNICATIONS (1.9%)
Belgacom (b)                                                               2,530             104,626
Mobistar SA (b)                                                              520              45,926
                                                                                     ---------------
                                                                                             150,552
                                                                                     ---------------
CANADA (2.2%)
OIL & GAS UTILITY (1.8%)
Suncor Energy, Inc.                                                        4,552             145,686
                                                                                     ---------------
TELECOMMUNICATIONS (0.4%)
BCE, Inc.                                                                  1,246              29,715
                                                                                     ---------------
                                                                                             175,401
                                                                                     ---------------
DENMARK (1.0%)
TELECOMMUNICATIONS (1.0%)
TDC A/S                                                                    2,030              84,447
                                                                                     ---------------
FINLAND (1.6%)
ELECTRIC UTILITIES (1.6%)
Fortum Oyj                                                                 7,331             131,122
                                                                                     ---------------
FRANCE (6.1%)
BUILDING & CONSTRUCTION (0.8%)
Bouygues SA                                                                1,560              61,108
                                                                                     ---------------
TELECOMMUNICATIONS (2.7%)
France Telecom SA                                                          7,053             221,487
                                                                                     ---------------
WATER UTILITY (2.6%)
Suez SA                                                                    7,843             211,290
                                                                                     ---------------
                                                                                             493,885
                                                                                     ---------------
GERMANY (9.8%)
GAS & ELECTRIC UTILITY (6.3%)
E. ON AG                                                                   2,945             263,452
Rwe AG                                                                     4,250             245,366
                                                                                     ---------------
                                                                                             508,818
                                                                                     ---------------
TELECOMMUNICATIONS (3.5%)
Deutsche Telekom AG (b)                                                   12,974             280,795
                                                                                     ---------------
                                                                                             789,613
                                                                                     ---------------
GREECE (2.5%)
ELECTRIC UTILITY (1.0%)
Public Power Corp.                                                         2,740              79,917
                                                                                     ---------------
TELECOMMUNICATIONS (1.5%)
Hellenic Telecommunications                                                3,320              59,306

Organization SA (OTE)
Tim Hellas Telecommunications SA ADR                                       3,544              62,091
                                                                                     ---------------
                                                                                             121,397
                                                                                     ---------------
                                                                                             201,314
                                                                                     ---------------
HONG KONG (0.2%)
ELECTRIC UTILITY (0.2%)
CLP Holdings Ltd.                                                          3,000              17,037
                                                                                     ---------------
ITALY (7.6%)
ELECTRIC UTILITY (1.6%)
Enel SpA                                                                  13,329             125,378
                                                                                     ---------------
OIL & GAS (1.7%)
Eni SpA                                                                    4,860             118,518
Snam Rete Gas SpA                                                          3,751              22,294
                                                                                     ---------------
                                                                                             140,812
                                                                                     ---------------
TELECOMMUNICATIONS (4.3%)
Telecom Italia Mobile SpA                                                 16,150             112,532
Telecom Italia SpA                                                        34,154             135,445
Telecom Italia SpA Risp                                                   31,330             100,567
                                                                                     ---------------
                                                                                             348,544
                                                                                     ---------------
                                                                                             614,734
                                                                                     ---------------
JAPAN (5.6%)
ELECTRIC UTILITY (2.9%)
Chubu Electric Power Co., Inc.                                             2,200              52,100
Kansai Electric Power Co., Inc.                                            1,800              34,933
Kyushu Electric Power Co., Inc.                                            1,500              29,697
Tohoku Electric Power Co., Inc.                                            1,500              26,686
Tokyo Electric Power Co., Inc.                                             3,600              85,884
                                                                                     ---------------
                                                                                             229,300
                                                                                     ---------------
GAS UTILITY (0.6%)
Osaka Gas Co. Ltd.                                                         9,000              27,209
Tokyo Gas Co. Ltd.                                                         6,000              24,805
                                                                                     ---------------
                                                                                              52,014
                                                                                     ---------------
TELECOMMUNICATIONS (2.1%)
Nippon Telegraph & Telephone Corp.                                            16              67,313
NTT DoCoMo, Inc.                                                              60             104,079
                                                                                     ---------------
                                                                                             171,392
                                                                                     ---------------
                                                                                             452,706
                                                                                     ---------------
LUXEMBURG (1.4%)
OIL & GAS UTILITY (1.4%)
Stolt Offshore SA (b)                                                     15,891             111,443
                                                                                     ---------------
NORWAY (0.4%)
TELECOMMUNICATIONS (0.4%)
Telenor ASA                                                                3,399              31,332
                                                                                     ---------------
PORTUGAL (0.5%)
TELECOMMUNICATIONS (0.5%)
Portugal Telecom SA                                                        3,184              39,466
                                                                                     ---------------
SINGAPORE (0.4%)
TELECOMMUNICATIONS (0.4%)
Singapore Telecommunications Ltd.                                         18,285              28,514
                                                                                     ---------------
SPAIN (4.9%)
GAS & ELECTRIC UTILITY (1.7%)
Iberdrola SA                                                               2,910              72,113
Union Fenosa SA                                                            2,392              64,506
                                                                                     ---------------
                                                                                             136,619
                                                                                     ---------------
TELECOMMUNICATIONS (3.2%)
Telefonica SA                                                             14,114             256,904
                                                                                     ---------------

TELEVISION (0.0%)
Antena 3 Television SA (b)                                                    34               2,606
                                                                                     ---------------
                                                                                             396,129
                                                                                     ---------------
SWEDEN (0.6%)
TELECOMMUNICATIONS (0.6%)
TeliaSonera AB                                                             9,100              51,650
                                                                                     ---------------
UNITED KINGDOM (20.1%)
AIRLINES (1.0%)
BAA PLC                                                                    6,810              80,136
                                                                                     ---------------
ELECTRIC UTILITY (5.5%)
International Power PLC (b)                                               38,795             123,196
National Grid Transco PLC                                                 10,330             100,644
Scottish & Southern Energy PLC                                             3,046              51,148
Scottish Power PLC                                                         4,310              34,263
Viridian Group                                                             9,520             136,475
                                                                                     ---------------
                                                                                             445,726
                                                                                     ---------------
TELECOMMUNICATIONS (8.8%)
Vodafone Group PLC                                                       276,715             715,247
                                                                                     ---------------
WATER UTILITY (4.8%)
AWG PLC                                                                    4,295              68,189
Northumbrian Water Group PLC                                              43,872             152,919
Pennon Group PLC                                                           4,755              87,176
United Utilities PLC                                                       1,749              21,153
United Utilities PLC, Class A                                              6,315              54,272
                                                                                     ---------------
                                                                                             383,709
                                                                                     ---------------
                                                                                           1,624,818
                                                                                     ---------------
UNITED STATES (33.0%)
ELECTRIC UTILITY (2.1%)
Dominion Resources, Inc.                                                     741              51,411
Edison International                                                         771              25,034
Entergy Corp.                                                                442              30,728
PPL Corp.                                                                    922              49,788
Southern Co. (The)                                                           314              10,604
                                                                                     ---------------
                                                                                             167,565
                                                                                     ---------------
GAS & ELECTRIC UTILITY (12.7%)
Constellation Energy Group, Inc.                                           3,850             192,500
Duke Energy Corp.                                                          9,365             250,888
Exelon Corp.                                                               3,370             149,123
FirstEnergy Corp.                                                          1,145              45,525
P G & E Corp. (b)                                                          1,550              54,250
Progress Energy, Inc.                                                      1,100              48,675
SCANA Corp.                                                                2,230              87,082
TXU Corp.                                                                  2,008             138,954
Wisconsin Energy Corp.                                                     1,900              64,942
                                                                                     ---------------
                                                                                           1,031,939
                                                                                     ---------------
OIL & GAS UTILITY (8.0%)
ConocoPhillips                                                             2,374             220,283
EOG Resources, Inc.                                                        2,418             179,537
Pride International, Inc. (b)                                              3,390              79,292
Sunoco, Inc.                                                               1,880             164,481
                                                                                     ---------------
                                                                                             643,593
                                                                                     ---------------
TELECOMMUNICATIONS (10.2%)
AT&T Corp.                                                                 1,299              24,928
BellSouth Corp.                                                            2,261              59,329
Nextel Communications, Inc., Class A (b)                                   4,353             124,888
SBC Communications, Inc.                                                   4,843             115,070
Sprint Corp.                                                               4,110              97,941
Verizon Communications, Inc.                                              11,200             398,607
                                                                                     ---------------
                                                                                             820,763
                                                                                     ---------------
                                                                                           2,663,860
                                                                                     ---------------

TOTAL COMMON STOCKS                                                                        8,348,168
                                                                                     ---------------
CASH EQUIVALENTS (1.7%)
Investments in repurchase agreements (collateralized by
AA Corporate Bonds
in a joint trading account at 2.40%, dated 01/31/05, due
02/01/05, repurchase price $138,882)                                     138,872             138,872
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       138,872
                                                                                     ---------------

TOTAL INVESTMENTS (COST $7,963,242)(a) - 105.1%                                            8,487,040
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%                                              (411,405)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     8,075,635
                                                                                     ===============

------------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Non-income producing securities.

GARTMORE MID CAP GROWTH LEADERS FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (95.0%)
AEROSPACE & DEFENCE (5.3%)
L-3 Communications Holdings, Inc.                                          8,565     $       611,626
Rockwell Collins Corp.                                                    10,585             454,097
                                                                                     ---------------
                                                                                           1,065,723
                                                                                     ---------------
AMUSEMENT & RECREATION SERVICES (2.0%)
WMS Industries, Inc. (b)                                                  12,830             402,092
                                                                                     ---------------
BUSINESS SERVICES (2.5%)
ChoicePoint, Inc. (b)                                                     10,810             497,260
                                                                                     ---------------
COMMERCIAL SERVICES (2.7%)
Cendant Corp.                                                             22,785             536,587
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (12.8%)
Ask Jeeves, Inc. (b)                                                      15,811             448,400
AutoDesk, Inc.                                                             9,445             277,400
Hyperion Solutions Corp. (b)                                              14,085             676,643
Micros Systems, Inc. (b)                                                   6,190             432,681
Microstrategy, Inc.                                                        4,810             349,687
Quest Software, Inc. (b)                                                  27,770             394,334
                                                                                     ---------------
                                                                                           2,579,145
                                                                                     ---------------
FINANCIAL (8.3%)
CIT Group, Inc.                                                           20,235             816,887
Legg Mason, Inc.                                                           5,655             436,736
T Rowe Price Group, Inc.                                                   7,025             420,446
                                                                                     ---------------
                                                                                           1,674,069
                                                                                     ---------------
FOOD & BEVERAGE (2.0%)
Ralcorp Holding, Inc.                                                      9,300             409,200
                                                                                     ---------------
HOTELS & CASINOS (3.5%)
Station Casinos, Inc.                                                     11,350             698,025
                                                                                     ---------------
HOTELS & MOTELS (3.6%)
Starwood Hotels & Resorts Worldwide, Inc.                                 12,350             714,942
                                                                                     ---------------
INDUSTRIAL GASES (3.6%)
Praxair, Inc.                                                             16,800             724,920
                                                                                     ---------------
MANUFACTURING (3.6%)
Fortune Brands, Inc.                                                       4,000             335,920
Ingersoll Rand Co.                                                         5,290             393,470
                                                                                     ---------------
                                                                                             729,390
                                                                                     ---------------
MEDICAL - BIOMEDICAL/GENETIC (4.5%)
Charles River Laboratories International, Inc. (b)                         8,725             413,391
Millipore Corp. (b)                                                       11,275             490,800
                                                                                     ---------------
                                                                                             904,191
                                                                                     ---------------
MEDICAL PRODUCTS & SERVICES (7.2%)
Fisher Scientific International, Inc. (b)                                 10,045             634,342
Manor Care, Inc.                                                          23,255             803,460
                                                                                     ---------------
                                                                                           1,437,802
                                                                                     ---------------
MEDICAL SERVICES (3.9%)
Community Health Systems, Inc. (b)                                        26,875             778,838
                                                                                     ---------------

OIL & GAS (4.9%)
Noble Corp. (b)                                                            5,365             286,223
Patterson-UTI Energy Inc.                                                 13,955             271,425
The Williams Cos., Inc.                                                   25,560             429,663
                                                                                     ---------------
                                                                                             987,311
                                                                                     ---------------
RESTAURANTS (1.9%)
Darden Restaurants, Inc.                                                  12,685             374,969
                                                                                     ---------------
RETAIL (8.0%)
Dollar General Corp.                                                      28,100             567,901
Fossil, Inc.                                                              18,930             528,147
Quiksilver, Inc. (b)                                                      17,460             521,530
                                                                                     ---------------
                                                                                           1,617,578
                                                                                     ---------------
SEMICONDUCTORS (7.4%)
International Rectifier Corp. (b)                                          9,445             369,772
Jabil Circuit, Inc. (b)                                                   21,570             508,405
Lam Research Corp. (b)                                                    22,605             604,909
                                                                                     ---------------
                                                                                           1,483,086
                                                                                     ---------------
THERAPEUTICS (3.6%)
Gilead Sciences, Inc. (b)                                                 21,800             721,580
                                                                                     ---------------
TRAVEL (3.7%)
Royal Caribbean Cruises Ltd.                                              14,200             752,600
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       19,089,308
                                                                                     ---------------
COMMERCIAL PAPER (5.3%)
MORTGAGE BANKERS & CORRESPONDENTS (5.3%)
Countrywide Home Loans,
2.52%, 2/1/05                                                          1,071,000           1,070,925
                                                                                     ---------------
TOTAL COMMERCIAL PAPER                                                                     1,070,925
                                                                                     ---------------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (17.3%)
Pool of  short-term securities for Gartmore
Variable Insurance Trust Funds - Notes to Statement of
Investments (Securities Lending)                                 $     3,483,230           3,483,230
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING                                                                                   3,483,230
                                                                                     ---------------

TOTAL INVESTMENTS (COST $22,119,858)(a) - 117.6%                                          23,643,463
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.6)%                                           (3,543,694)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    20,099,769
                                                                                     ===============

------------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Non-income producing securities.

GARTMORE NATIONWIDE LEADERS FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (98.5%)
APPAREL MANUFACTURERS (2.8%)
Liz Claiborne, Inc.                                                        4,200     $       176,148
                                                                                     ---------------
CAPITAL GOODS (9.4%)
Cummins Engine, Inc.                                                       3,800             295,146
PACCAR, Inc.                                                               4,100             289,706
                                                                                     ---------------
                                                                                             584,852
                                                                                     ---------------
CHEMICALS (1.8%)
Celanese Corp.                                                             7,000             112,910
                                                                                     ---------------
COMPUTER EQUIPMENT (3.2%)
Seagate Technology                                                        11,800             199,656
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (2.3%)
Symantec Corp. (b)                                                         6,100             142,435
                                                                                     ---------------
ELECTRONICS (3.1%)
Altera Corp. (b)                                                          10,100             193,920
                                                                                     ---------------
FINANCIAL SERVICES (8.5%)
Cit Group, Inc.                                                            2,600             104,962
Franklin Resources, Inc.                                                   3,400             230,724
Goldman Sachs Group, Inc.                                                  1,800             194,130
                                                                                     ---------------
                                                                                             529,816
                                                                                     ---------------
FOOD & BEVERAGE (3.1%)
Kraft Foods, Inc., Class A                                                 5,700             193,686
                                                                                     ---------------
HEALTHCARE (10.6%)
Aetna, Inc.                                                                1,600             203,280
Bristol-Myers Squibb Co.                                                   9,000             210,960
UnitedHealth Group, Inc.                                                   2,800             248,920
                                                                                     ---------------
                                                                                             663,160
                                                                                     ---------------
MACHINERY & EQUIPMENT (6.3%)
Caterpillar, Inc.                                                          4,400             392,040
                                                                                     ---------------
METALS (5.1%)
Phelps Dodge Corp.                                                         3,300             317,790
                                                                                     ---------------
OIL & GAS (12.7%)
Apache Corp.                                                               3,500             190,470
ChevronTexaco Corp.                                                        2,200             119,680
Devon Energy Corp.                                                         2,400              97,608
Encana Corp. ADR - CA                                                      2,200             129,998
Noble Energy, Inc.                                                         2,100             124,257
Unocal Corp.                                                               2,700             128,439
                                                                                     ---------------
                                                                                             790,452
                                                                                     ---------------
RAILROADS (8.0%)
Burlington Northern Santa Fe Corp.                                         3,300             158,994
Norfolk Southern Corp.                                                     9,700             338,724
                                                                                     ---------------
                                                                                             497,718
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (1.3%)
Macerich Co.                                                               1,400              80,094
                                                                                     ---------------
RETAIL (4.2%)
Nike, Inc., Class B                                                        3,000             259,890
                                                                                     ---------------

TELECOMMUNICATIONS (3.5%)
Motorola, Inc.                                                            14,000             220,360
                                                                                     ---------------
TOBACCO (5.5%)
Reynolds American, Inc.                                                    4,300             345,806
                                                                                     ---------------
TRANSPORTATION (7.1%)
Canadian National Railway Co. ADR - CA                                     7,400             439,930
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        6,140,663
                                                                                     ---------------
CASH EQUIVALENTS (2.5%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds
and U.S. Agency Securities, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $154,998)                                       $       154,988             154,988
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       154,988
                                                                                     ---------------

TOTAL INVESTMENTS (COST $6,190,654) (a) - 101.0%                                           6,295,651
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                                               (61,465)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     6,234,186
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
CA   Canada

GARTMORE SMALL CAP LEADERS FUND
Statement of Investments
January 31, 2005
(Unaudited)

                                                              SHARES                              VALUE
                                                              ------                              -----
COMMON STOCKS (89.1%)
BANKING  (2.5%)
Community Bank System, Inc.                                    3,100                      $      73,935
Southside Bancshares, Inc.                                     2,700                             58,698
                                                                                          -------------
                                                                                                132,633
                                                                                          -------------
BUILDING MATERIALS  (1.9%)
Technical Olympic USA, Inc.                                    3,800                            103,246
                                                                                          -------------
COMPUTER SOFTWARE & SERVICES  (9.4%)
Imergent, Inc. (b)                                             4,500                             94,950
Komag, Inc. (b)                                                3,500                             68,005
MICROS Systems, Inc. (b)                                       1,700                            118,830
PC Mall, Inc. (b)                                              4,500                             74,340
Smith Micro Software, Inc. (b)                                10,000                             74,700
TTM Technologies, Inc. (b)                                     8,000                             75,200
                                                                                          -------------
                                                                                                506,025
                                                                                          -------------
CONSTRUCTION MATERIALS  (0.7%)
Hughes Supply, Inc.                                            1,300                             39,494
                                                                                          -------------
CONSUMER GOODS & SERVICES  (1.0%)
Jarden Corp. (b)                                               1,200                             55,200
                                                                                          -------------
ELECTRONICS  (5.4%)
Engineered Support Systems, Inc.                               1,200                             69,612
Itron, Inc. (b)                                                4,300                             99,115
LeCroy Corp. (b)                                               2,500                             58,425
Lowrance Electronics, Inc.                                     2,000                             63,360
                                                                                          -------------
                                                                                                290,512
                                                                                          -------------
ENTERTAINMENT  (1.3%)
K2, Inc. (b)                                                   5,000                             70,300
                                                                                          -------------
FINANCIAL / MISCELLANEOUS  (4.9%)
Deluxe Corp.                                                   3,000                            114,810
Piper Jaffray Cos., Inc. (b)                                   1,400                             55,412
W.P. Stewart & Co. Ltd.                                          400                              9,968
World Acceptance Corp. (b)                                     2,800                             83,524
                                                                                          -------------
                                                                                                263,714
                                                                                          -------------
FOOD & RELATED  (3.7%)
Sunopta, Inc. (b)                                              8,000                             56,640
Weis Markets, Inc.                                             3,700                            140,785
                                                                                          -------------
                                                                                                197,425
                                                                                          -------------
GAMBLING  (1.4%)
Scientific Games Corp. (b)                                     3,000                             77,160
                                                                                          -------------
HUMAN RESOURCES  (1.2%)
Labor Ready, Inc. (b)                                          4,000                             63,360
                                                                                          -------------
MACHINERY  (2.2%)
Alamo Group, Inc.                                              2,000                             52,520
Columbus Mckinnon Corp. (b)                                    7,000                             63,210
                                                                                          -------------
                                                                                                115,730
                                                                                          -------------
MANUFACTURING  (14.8%)
AptarGroup, Inc.                                               1,800                             87,282
Belden CDT, Inc.                                               3,100                             62,961
Blount International, Inc. (b)                                 4,400                             78,980
Brady Corp., Class A                                           2,400                             68,136
Brinks Co. (The)                                               3,300                            116,853

                                                              SHARES                              VALUE
                                                              ------                              -----
Gerdau SA ADR-BR                                               5,400                             90,990
Immucor, Inc. (b)                                              1,400                             42,854
Metrologic Instruments, Inc. (b)                               4,000                             81,980
Nordson Corp.                                                  2,600                             97,838
Rofin-Sinar Technologies, Inc. (b)                             1,500                             60,150
                                                                                          -------------
                                                                                                788,024
                                                                                          -------------
MEDICAL  (5.3%)
Axcan Pharma, Inc. (b)                                         3,500                             65,590
Molina Healthcare, Inc. (b)                                    1,300                             64,649
Option Care, Inc.                                              5,000                             86,450
West Pharmaceutical Services, Inc.                             2,500                             65,250
                                                                                          -------------
                                                                                                281,939
                                                                                          -------------
OIL & GAS  (5.0%)
Oil States International, Inc. (b)                             4,400                             83,820
South Jersey Industries, Inc.                                  2,500                            133,250
Vintage Petroleum, Inc.                                        2,100                             50,841
                                                                                          -------------
                                                                                                267,911
                                                                                          -------------
QUARRYING  (1.8%)
Compass Minerals International, Inc.                           4,400                             96,668
                                                                                          -------------
REAL ESTATE INVESTMENT TRUSTS  (8.4%)
Arden Realty, Inc.                                             3,200                            107,904
HouseValues, Inc. (b)                                          4,000                             56,800
InnKeepers USA Trust                                          10,400                            140,400
Sovran Self Storage, Inc.                                      3,700                            147,260
                                                                                          -------------
                                                                                                452,364
                                                                                          -------------
RETAIL  (4.0%)
DHB Industries, Inc. (b)                                       5,000                             75,950
Jos. A. Bank Clothiers, Inc. (b)                               2,500                             71,750
Quiksilver, Inc. (b)                                           2,200                             65,714
                                                                                          -------------
                                                                                                213,414
                                                                                          -------------
SEMICONDUCTORS  (1.3%)
Varian Semiconductor Equipment
Associates, Inc. (b)                                           2,000                             68,560
                                                                                          -------------

TELECOMMUNICATIONS  (8.5%)
Alaska Communications Systems
Group, Inc.                                                   25,940                            226,975
Cincinnati Bell, Inc. (b)                                     21,400                             90,950
Comtech Telecommunications Corp. (b)                           1,500                             49,260
Westell Technologies, Inc., Class A (b)                       12,000                             90,900
                                                                                          -------------
                                                                                                458,085
                                                                                          -------------
TOBACCO  (1.2%)
Universal Corp.                                                1,400                             66,164
                                                                                          -------------
TRANSPORTATION  (3.2%)
Celadon Group, Inc. (b)                                        3,000                             71,430
Swift Transportation Co., Inc. (b)                             4,500                            100,350
                                                                                          -------------
                                                                                                171,780
                                                                                          -------------
TOTAL COMMON STOCKS                                                                           4,779,708
                                                                                          -------------



TOTAL INVESTMENTS (COST $4,815,645) (A)   -   89.1%                                           4,779,708
OTHER ASSETS IN EXCESS OF LIABILITIES   -   10.9%                                               584,889
                                                                                          -------------
NET ASSETS   -   100.0%                                                                   $   5,364,597
                                                                                          =============

-------------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b) Denotes a non-income producing security.

ADR American Depositary Receipt

BR  Brazil

GARTMORE U.S. GROWTH LEADERS FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (98.2%)
COAL (3.2%)
Peabody Energy Corp.                                                      15,030     $     1,273,793
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (13.7%)
Ask Jeeves, Inc. (b)                                                      37,260           1,056,694
Check Point Software Technologies Ltd. ADR - IL (b)                       32,600             791,528
Intel Corp.                                                               62,120           1,394,593
Monster Worldwide, Inc. (b)                                               26,410             826,369
Quest Software, Inc. (b)                                                  55,600             789,520
VeriSign, Inc. (b)                                                        24,940             644,450
                                                                                     ---------------
                                                                                           5,503,154
                                                                                     ---------------
ELECTRONICS (1.5%)
Altera Corp. (b)                                                          31,920             612,864
                                                                                     ---------------
FINANCIAL SERVICES (14.3%)
Capital One Financial Corp.                                               21,200           1,659,536
Franklin Resources, Inc.                                                  28,820           1,955,725
Goldman Sachs Group, Inc.                                                 12,290           1,325,477
Investors Financial Services Corp.                                        15,500             781,355
                                                                                     ---------------
                                                                                           5,722,093
                                                                                     ---------------
FOOD & BEVERAGE (3.2%)
PepsiCo, Inc.                                                             24,000           1,288,800
                                                                                     ---------------
HEALTHCARE (10.4%)
Abbott Laboratories                                                       25,080           1,129,102
Medco Health Solutions, Inc. (b)                                          19,000             808,830
St. Jude Medical, Inc. (b)                                                36,660           1,440,004
WellPoint, Inc. (b)                                                        6,500             789,750
                                                                                     ---------------
                                                                                           4,167,686
                                                                                     ---------------
HOTELS & CASINOS (6.7%)
Las Vegas Sands Corp. (b)                                                 27,580           1,196,972
Marriott International, Inc.                                              23,780           1,502,420
                                                                                     ---------------
                                                                                           2,699,392
                                                                                     ---------------
MACHINERY & EQUIPMENT (4.5%)
Caterpillar, Inc.                                                         20,390           1,816,749
                                                                                     ---------------
MANUFACTURING (4.5%)
Tyco International Ltd.                                                   49,870           1,802,302
                                                                                     ---------------
MEDICAL PRODUCTS (3.2%)
Invitrogen Corp. (b)                                                      18,500           1,271,135
                                                                                     ---------------
MULTIMEDIA (3.2%)
News Corp.                                                                76,040           1,292,680
                                                                                     ---------------
OIL & GAS (5.8%)
Nabors Industries Ltd. (b)                                                20,110           1,013,544
Praxair, Inc.                                                             30,190           1,302,699
                                                                                     ---------------
                                                                                           2,316,243
                                                                                     ---------------
RETAIL (3.6%)
Nordstrom, Inc.                                                           29,480           1,422,410
                                                                                     ---------------
SEMICONDUCTORS (14.2%)
KLA-Tencor Corp. (b)                                                      30,320           1,402,300
Maxim Integrated Products, Inc.                                           29,520           1,151,575

NVIDIA Corp. (b)                                                          69,120           1,584,230
QLogic Corp. (b)                                                          40,920           1,566,418
                                                                                     ---------------
                                                                                           5,704,523
                                                                                     ---------------
TECHNOLOGY (3.4%)
Tech Data Corp. (b)                                                       32,180           1,352,525
                                                                                     ---------------
TRANSPORTATION (2.8%)
Canadian National Railway Co. ADR - CA                                    18,570           1,103,987
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       39,350,336
                                                                                     ---------------
CASH EQUIVALENTS (2.3%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds
and U.S. Agency Securities, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $911,671)                                       $       911,610             911,610
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       911,610
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (4.2%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statements of Investments
(Securities Lending)                                             $     1,675,270           1,675,270
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING                                                                                   1,675,270
                                                                                     ---------------

TOTAL INVESTMENTS (COST $40,270,453) (a) - 104.7%                                         41,937,216
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%                                            (1,889,052)
                                                                                     ---------------
NET ASSETS   -   100.0%                                                              $    40,048,164
                                                                                     ===============

------------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

ADR  American Depositary Receipt
CA   Canada
IL   Israel

GARTMORE WORLDWIDE LEADERS FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (99.3%)
AUSTRALIA (7.1%)
COMPUTER SOFTWARE & SERVICES (4.4%)
Computershare Ltd. (c)                                                   317,000     $     1,454,227
                                                                                     ---------------
REAL ESTATE (2.7%)
Lend Lease Corp. Ltd. (c)                                                 87,000             919,705
                                                                                     ---------------
                                                                                           2,373,932
                                                                                     ---------------
CANADA (1.8%)
OIL & GAS (1.8%)
Suncor Energy, Inc.                                                       19,400             620,894
                                                                                     ---------------
GERMANY (7.9%)
FINANCIAL SERVICES (4.0%)
Deutsche Bank AG (c)                                                      15,600           1,324,927
                                                                                     ---------------
MANUFACTURING (3.9%)
Siemens AG (c)                                                            16,400           1,310,050
                                                                                     ---------------
                                                                                           2,634,977
                                                                                     ---------------
HONG KONG (4.0%)
DIVERSIFIED OPERATIONS (1.0%)
Melco International Development Ltd. (c)                                 160,000             330,261
                                                                                     ---------------
REAL ESTATE (3.0%)
Cheung Kong (Holdings) Ltd. (c)                                          110,000           1,008,655
                                                                                     ---------------
                                                                                           1,338,916
                                                                                     ---------------
ITALY (3.3%)
PUBLIC THOROUGHFARES (3.3%)
Autostrade SPA (c)                                                        37,894           1,095,180
                                                                                     ---------------
JAPAN (10.5%)
FINANCIAL SERVICES (4.7%)
Credit Saison Co. Ltd. (c)                                                19,000             645,135
Nomura Holdings, Inc. (c)                                                 71,000             933,922
                                                                                     ---------------
                                                                                           1,579,057
                                                                                     ---------------
OIL & GAS (2.5%)
Inpex Corp. (b) (c)                                                          171             854,545
                                                                                     ---------------
REAL ESTATE (3.3%)
Mitsui Fudosan Co. Ltd. (c)                                               89,000           1,106,878
                                                                                     ---------------
                                                                                           3,540,480
                                                                                     ---------------
SOUTH KOREA (1.1%)
ELECTRONICS (1.1%)
Hynix Semiconductor, Inc. (b) (c)                                         29,400             372,816
                                                                                     ---------------
UNITED KINGDOM (14.7%)
MINING (8.8%)
BHP Billiton PLC (c)                                                     122,600           1,522,458
Rio Tinto PLC (c)                                                         45,900           1,437,278
                                                                                     ---------------
                                                                                           2,959,736
                                                                                     ---------------
TELECOMMUNICATIONS (3.9%)
Vodafone Group PLC (c)                                                   505,000           1,305,315
                                                                                     ---------------
WATER & SEWERAGE SERVICES (2.0%)
Pennon Group PLC (c)                                                      37,000             678,340
                                                                                     ---------------
                                                                                           4,943,391
                                                                                     ---------------
UNITED STATES (48.9%)
COMPUTERS (5.4%)


Apple Computer, Inc. (b)                                                  23,500           1,807,150
                                                                                     ---------------
COSMETICS & TOILETRIES (4.0%)
Gillette Co. (The)                                                        26,700           1,354,224
                                                                                     ---------------
FINANCIAL SERVICES (5.6%)
Goldman Sachs Group, Inc. (The)                                            9,700           1,046,145
J.P. Morgan Chase & Co.                                                   22,000             821,260
                                                                                     ---------------
                                                                                           1,867,405
                                                                                     ---------------
HOTELS & MOTELS (4.6%)
Hilton Hotels Corp.                                                       68,700           1,528,575
                                                                                     ---------------
INTERNET SECURITY (2.0%)
Symantec Corp. (b)                                                        28,400             663,140
                                                                                     ---------------
INVESTMENT ADVISORY SERVICES (4.3%)
Franklin Resources, Inc.                                                  21,300           1,445,418
                                                                                     ---------------
MULTIMEDIA (4.7%)
News Corporation, Inc., Class A                                           93,000           1,581,000
                                                                                     ---------------
OIL & GAS (5.1%)
ConocoPhillips                                                            18,500           1,716,615
                                                                                     ---------------
RETAIL (5.6%)
Blockbuster, Inc.                                                        110,500           1,012,180
Reebok International Ltd.                                                 19,900             886,147
                                                                                     ---------------
                                                                                           1,898,327
                                                                                     ---------------
TELECOMMUNICATIONS (4.6%)
Sprint Corp.                                                              64,700           1,541,801
                                                                                     ---------------
TRANSPORTATION SERVICES (3.0%)
Fedex Corp.                                                               10,500           1,004,325
                                                                                     ---------------
                                                                                          16,407,980
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       33,328,566
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (4.3%)
Pool of various securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $     1,450,835           1,450,835
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING                                                                                   1,450,835
                                                                                     ---------------

TOTAL INVESTMENTS (COST $30,661,164) (a) - 103.6%                                         34,779,401
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%                                            (1,214,207)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    33,565,194
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  Fair Valued Security.

GARTMORE CHINA OPPORTUNITIES FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (96.7%)
CHINA (15.7%)
BUILDING & CONSTRUCTION (4.3%)
Baoye Group Co. Ltd. (c)                                                 336,000     $       179,848
Zhejiang Expressway Co. Ltd. (c)                                         262,000             186,691
                                                                                     ---------------
                                                                                             366,539
                                                                                     ---------------
ELECTRONICS (1.3%)
TPV Technology Ltd. (c)                                                  192,000             118,148
                                                                                     ---------------
MINING (1.9%)
Yanzhou Coal Mining Co. Ltd. (c)                                         120,000             170,852
                                                                                     ---------------
OIL & GAS (2.9%)
China Oilfield Servies Ltd. (c)                                          728,000             242,963
                                                                                     ---------------
REAL ESTATE (1.5%)
China Resources Land Ltd. (c)                                            706,000             135,859
                                                                                     ---------------
TELECOMMUNICATIONS (2.4%)
China Telecom Co. Ltd. (c)                                               576,000             215,081
                                                                                     ---------------
TRANSPORTATION (1.4%)
Hainan Meilan International Airport Co. Ltd. (c)                         170,000             126,281
                                                                                     ---------------
                                                                                           1,375,723
                                                                                     ---------------
HONG KONG (81.0%)
BUILDING & CONSTRUCTION (2.1%)
Asia Aluminum Holdings Ltd. (c)                                        1,830,000             185,326
                                                                                     ---------------
BUILDING - RESIDENTIAL/COMMERCIAL (1.9%)
Shanghai Forte Land Co. Ltd.                                             510,000             166,808
                                                                                     ---------------
CHEMICALS (2.4%)
Kingboard Chemical Holdings Ltd. (c)                                      92,500             206,810
                                                                                     ---------------
COMMERCIAL SERVICES (1.4%)
Linmark Group Ltd. (c)                                                   326,000             125,300
                                                                                     ---------------
DIVERSIFIED OPERATIONS (5.2%)
Emporer International Holdings Ltd. (c)                                  371,000              63,261
Hutchison Whampoa Ltd. (c)                                                25,000             227,525
Melco International Development Ltd. (c)                                  82,000             169,259
                                                                                     ---------------
                                                                                             460,045
                                                                                     ---------------
ELECTRIC UTILITY (1.3%)
China Resources Power Holdings Co. Ltd. (c)                              234,000             112,589
                                                                                     ---------------
ELECTRONIC EQUIPMENT (2.0%)
GOME Electrical Appliances Holdings Ltd. (b) (c)                         178,600             174,023
                                                                                     ---------------
ELECTRONICS (2.0%)
Solomon Systech International Ltd. (c)                                   638,000             173,297
                                                                                     ---------------
ENGINE MANUFACTURING (2.6%)
Weichai Power Co. Ltd. (c)                                                72,000             225,840
                                                                                     ---------------
FINANCE (1.8%)
Hong Kong Exchanges & Clearing Ltd. (c)                                   62,000             154,661
                                                                                     ---------------
FOOD PRODUCTS (6.0%)

COFCO International Ltd. (c)                                             474,000             241,615
Global Bio-chem Technology Group Co. Ltd. (c)                            298,000             211,396
Heng Tai Consumables Group Ltd. (c)                                      455,000              82,153
                                                                                     ---------------
                                                                                             535,164
                                                                                     ---------------
HEALTH CARE PRODUCTS (2.3%)
Hengan International Group Co. Ltd. (c)                                  324,000             199,816
                                                                                     ---------------
HOTELS, RESTAURANTS & LEISURE (4.5%)
HongKong and Shanghai Hotels Ltd. (The) (c)                              190,000             159,632
Regal Hotels International Holdings Ltd. (b) (c)                       3,160,000             235,333
                                                                                     ---------------
                                                                                             394,965
                                                                                     ---------------
INFORMATION SERVICES (1.6%)
HC International, Inc. (b) (c)                                           670,000             136,302
                                                                                     ---------------
INSURANCE (1.7%)
Ping AN Insurance (Group) Co. of China Ltd. (b)                           90,000             149,425
                                                                                     ---------------
MACHINERY / MACHINE TOOLS (1.5%)
Techtronic Industries Co. Ltd. (c)                                        60,000             134,138
                                                                                     ---------------
MEDICAL PRODUCTS (3.3%)
China Shineway Pharmaceutical Group Ltd. (b)                             310,000             172,887
Shandong Weigao Group Medical Polymer Co. Ltd.                         1,080,000             113,329
                                                                                     ---------------
                                                                                             286,216
                                                                                     ---------------
METALS & MINING (2.4%)
Jiangxi Copper Co. Ltd. (c)                                              387,000             207,315
                                                                                     ---------------
OIL & GAS (1.5%)
Xinao Gas Holdings Ltd. (b) (c)                                          232,000             133,911
                                                                                     ---------------
PAPER PRODUCTS (2.0%)
Lee & Man Paper Manufacturing Ltd. (c)                                   240,000             178,407
                                                                                     ---------------
REAL ESTATE (16.3%)
Beijing Capital Land Ltd. (c)                                            260,000              82,523
Cheung Kong (Holdings) Ltd. (c)                                           30,000             275,089
China Overseas Land and Investment Ltd. (c)                              686,000             171,649
Hang Lung Properties Ltd. (c)                                            105,000             157,545
Henderson Land Development Co. Ltd. (c)                                   30,000             142,326
Hongkong Land Holdings Ltd(c)                                             49,000             115,875
Hopewell Holdings Ltd. (c)                                                75,000             189,429
Midland Realty Holdings Ltd. (c)                                         290,000             141,355
New World Development Co. Ltd. (c)                                       172,000             167,877
                                                                                     ---------------
                                                                                           1,443,668
                                                                                     ---------------
RETAIL (9.5%)
Convenience Retail Asia Ltd. (c)                                         300,000             107,694
Lianhua Supermarket Holdings Ltd. (c)                                    170,000             194,116
Lifestyle International Holdings Ltd. (c)                                132,500             203,879
Sa Sa International Holdings Ltd. (c)                                    350,000             181,829
Wumart Stores, Inc. (b) (c)                                               96,000             152,617
                                                                                     ---------------
                                                                                             840,135
                                                                                     ---------------
TELECOMMUNICATIONS (1.4%)
China Mobile Ltd. (c)                                                     38,000             119,416
                                                                                     ---------------
TRANSPORTATION (4.3%)
China Eastern Airlines Corp. Ltd. (b) (c)                                370,000              75,800
China Southern Airlines Co. Ltd. (b) (c)                                 368,000             134,344
Cosco Pacific Ltd. (c)                                                    82,000             170,873
                                                                                     ---------------

                                                                                             381,017
                                                                                     ---------------
                                                                                           7,124,594
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        8,500,317
                                                                                     ---------------
CASH EQUIVALENTS (4.3%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and US Agency Securities, in a
joint trading account at 2.40%, dated 01/31/05,
due 02/01/05, repurchase price $380,491)                                 380,466             380,466
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       380,466
                                                                                     ---------------

TOTAL INVESTMENTS (COST $8,125,113) (a) - 101.0%                                           8,880,783
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                                               (91,396)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     8,789,387
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  Fair Valued Security.
ADR  American Depositary Receipt

At January 31, 2005, the Fund's open forward foreign currency contracts were as follows:

                                                        UNREALIZED
                   DELIVERY   CONTRACT     MARKET     APPRECIATION/
CURRENCY             DATE       VALUE       VALUE     (DEPRECIATION)
--------------------------------------------------------------------
LONG CONTRACTS:
Hong Kong          02/01/05   $  63,435   $  63,432       $    3
Hong Kong          02/02/05      41,048      41,048            0
Hong Kong          02/07/05      72,122      72,216          (94)
--------------------------------------------------------------------
TOTAL LONG
Contracts                     $ 176,605   $ 176,696       $  (91)
--------------------------------------------------------------------

GARTMORE EMERGING MARKETS FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (91.6%)
ARGENTINA (1.0%)
OIL & GAS (1.0%)
Tenaris SA ADR                                                             5,500     $       271,150
                                                                                     ---------------
BRAZIL (10.9%)
BANKING (1.7%)
Banco Itau Holding Financeira SA ADR                                       2,800             209,552
Uniao de Bancos Brasileiros SA GDR                                         8,300             255,557
                                                                                     ---------------
                                                                                             465,109
                                                                                     ---------------
ELECTRIC UTILITY (1.5%)
Companhia Energetica de Minas Gerais                                  18,667,209             411,342
                                                                                     ---------------
INSURANCE (0.3%)
Porto Seguro SA                                                            9,200              73,958
                                                                                     ---------------
MINING (1.2%)
Companhia Vale do Rio Doce, Class A                                       12,800             322,872
                                                                                     ---------------
OIL & GAS (3.0%)
Petroleo Brasileiro SA ADR                                                15,750             640,238
Petroleo Brasileiro SA ADR (d)                                             5,400             193,590
                                                                                     ---------------
                                                                                             833,828
                                                                                     ---------------
PAPER PRODUCTS (1.4%)
Klabin SA                                                                209,220             393,910
                                                                                     ---------------
RETAIL (0.7%)
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar ADR                                                    9,200             203,044
                                                                                     ---------------
TELECOMMUNICATIONS (1.1%)
Tele Norte Leste Participacoes SA ADR                                     21,600             311,256
                                                                                     ---------------
                                                                                           3,015,319
                                                                                     ---------------
CHINA (4.9%)
MINING (1.9%)
Jiangxi Copper Co. Ltd. (c)                                              635,000             340,169
Yanzhou Coal Mining Co. Ltd. (c)                                         146,000             207,870
                                                                                     ---------------
                                                                                             548,039
                                                                                     ---------------
OIL & GAS (1.0%)
CNOOC Ltd. (c)                                                           512,500             271,691
                                                                                     ---------------
TELECOMMUNICATIONS (2.0%)
China Telecom Corp. Ltd. (c)                                           1,440,000             537,703
                                                                                     ---------------
                                                                                           1,357,433
                                                                                     ---------------
HONG KONG (1.8%)
ELECTRIC UTILITY (0.5%)
China Resources Power Holdings Co. Ltd. (c)                              270,000             129,911
                                                                                     ---------------
SEMICONDUCTORS (1.3%)
Solomon Systech International Ltd. (c)                                 1,352,000             367,238
                                                                                     ---------------
                                                                                             497,149
                                                                                     ---------------

HUNGARY (0.7%)
OIL & GAS (0.7%)
MOL Magyar Olaj-es Gazipari Rt. (c)                                        2,858             191,321
                                                                                     ---------------
INDIA (0.6%)
FINANCIAL SERVICES (0.6%)
ICICI Bank Ltd. ADR                                                        8,650             170,146
                                                                                     ---------------
INDONESIA (2.2%)
BANKING (0.7%)
PT Bank Danamon (c)                                                      424,000             193,219
                                                                                     ---------------
MINING (0.9%)
PT Bumi Resources Tbk (b) (c)                                          2,225,500             223,280
                                                                                     ---------------
TELECOMMUNICATIONS (0.6%)
PT Telekomunikasi Indonesia (c)                                          337,000             176,289
                                                                                     ---------------
                                                                                             592,788
                                                                                     ---------------
ISRAEL (1.6%)
COMPUTER SOFTWARE (0.9%)
Retalix Ltd. ADR (b)                                                      12,200             272,182
                                                                                     ---------------
ELECTRONICS (0.7%)
Orbotech Ltd. (b)                                                          8,600             179,740
                                                                                     ---------------
                                                                                             451,922
                                                                                     ---------------
KOREA (18.9%)
BANKING (1.3%)
Hana Bank (b) (c)                                                         13,090             347,968
                                                                                     ---------------
BUILDING - RESIDENTIAL/COMMERCIAL (1.4%)
Hyundai Development Co. (c)                                               21,300             381,613
                                                                                     ---------------
COMMUNICATIONS EQUIPMENT (0.6%)
KH Vatec Co. Ltd. (c)                                                      7,400             171,336
                                                                                     ---------------
DIVERSIFIED OPERATIONS (1.0%)
GS Holdings Corp. (b)                                                     12,750             283,471
                                                                                     ---------------
ELECTRONICS (5.9%)
Samsung Electronics Co. Ltd. (c)                                             200              96,574
Samsung Electronics GDR                                                    7,200           1,121,399
Samsung SDI Co. Ltd. (c)                                                   3,400             371,631
                                                                                     ---------------
                                                                                           1,589,604
                                                                                     ---------------
FINANCIAL SERVICES (1.5%)
Dongwon Financial Holding Co. Ltd. (c)                                    12,500             151,840
Woori Finance Holdings Co. Ltd. (c)                                       27,950             252,674
                                                                                     ---------------
                                                                                             404,514
                                                                                     ---------------
HOUSEHOLD DURABLES (1.4%)
LG Electronics, Inc. (c)                                                   3,500             241,048
LG Electronics, Inc. (d)                                                   4,100             149,550
                                                                                     ---------------
                                                                                             390,598
                                                                                     ---------------
RETAIL (1.4%)
CJ Home Shopping (c)                                                       6,620             380,673
                                                                                     ---------------
SEMICONDUCTORS (0.8%)
Seoul Semiconductor Co. Ltd. (c)                                          12,300             230,343
                                                                                     ---------------
STEEL (1.4%)
INI Steel Co. (c)                                                         32,100             398,023
                                                                                     ---------------
TELECOMMUNICATIONS (1.4%)
SK Telecom Co. Ltd. (c)                                                    1,780             309,453
SK Telecom Co. Ltd. ADR                                                    3,800              75,848
                                                                                     ---------------
                                                                                             385,301
                                                                                     ---------------
TRANSPORTATION (0.8%)
Korean Air Lines Co. Ltd. (b) (c)                                         12,710             224,264
                                                                                     ---------------
                                                                                           5,187,708
                                                                                     ---------------
MALAYSIA (5.4%)
BANKING (1.7%)

CIMB Berhad (c)                                                          188,100             282,036
Public Bank Berhad (c)                                                    89,600             189,825
                                                                                     ---------------
                                                                                             471,861
                                                                                     ---------------
ELECTRONICS (0.5%)
Tenega Nasional (c)                                                       53,400             150,363
                                                                                     ---------------
REAL ESTATE (1.1%)
SP Setia Berhad (c)                                                      251,500             291,504
                                                                                     ---------------
TELECOMMUNICATIONS (1.2%)
Telekom Malaysia Berhad (c)                                              115,600             334,686
                                                                                     ---------------
TRANSPORTATION (0.9%)
Malaysia International Shipping Corp. Berhad (c)                          58,200             238,962
                                                                                     ---------------
                                                                                           1,487,376
                                                                                     ---------------
MEXICO (6.5%)
DIVERSIFIED OPERATIONS (1.5%)
Grupo Carso S.A. de CV                                                    72,458             404,375
                                                                                     ---------------
FINANCIAL SERVICES (1.6%)
Grupo Financiero Banorte SA de CV                                         66,900             429,420
                                                                                     ---------------
MEDIA (0.9%)
TV Azteca SA de CV ADR                                                    26,000             240,500
                                                                                     ---------------
RETAIL (1.0%)
Wal-Mart de Mexico SA de CV                                               80,900             278,754
                                                                                     ---------------
TELECOMMUNICATIONS (1.5%)
America Movil SA de CV ADR                                                 8,500             451,009
                                                                                     ---------------
                                                                                           1,804,058
                                                                                     ---------------
POLAND (0.8%)
BANKING (0.5%)
Bank Pekao SA (c)                                                          3,635             155,910
                                                                                     ---------------
CONSTRUCTION (0.3%)
Globe Trade Centre SA (b) (c)                                              2,200              72,044
                                                                                     ---------------
                                                                                             227,954
                                                                                     ---------------
RUSSIA (4.0%)
BREWERY (1.3%)
Efes Breweries International GDR (b)                                      11,200             359,856
                                                                                     ---------------
OIL & GAS (1.5%)
Surgutneftegaz ADR                                                        10,400             388,960
                                                                                     ---------------
TELECOMMUNICATIONS (1.2%)
AO VimpelCom ADR (b)                                                       9,450             342,090
                                                                                     ---------------
                                                                                           1,090,906
                                                                                     ---------------
SOUTH AFRICA (10.7%)
BANKING (2.2%)
ABSA Group Ltd. (c)                                                       46,478             595,914
                                                                                     ---------------
DIVERSIFIED OPERATIONS (1.1%)
Barloworld Ltd. (c)                                                       17,000             296,031
                                                                                     ---------------
FINANCIAL SERVICES (0.6%)
African Bank Investments Ltd. (c)                                         63,400             178,771
                                                                                     ---------------
HOME FURNISHING (1.6%)
Lewis Group Ltd. (b)                                                      71,542             446,687
                                                                                     ---------------
MINING (2.7%)
AngloGold Ltd. (c)                                                         5,900             192,727
BHP Billiton PLC. (c)                                                     28,700             351,512
Impala Platinum Holdings Ltd. (c)                                          2,300             193,030
                                                                                     ---------------
                                                                                             737,269
                                                                                     ---------------
OIL & GAS (1.1%)
Sasol Ltd. (c)                                                            14,700             297,355
                                                                                     ---------------
TELECOMMUNICATIONS (1.4%)

MTN Group Ltd. (c)                                                        51,452             388,524
                                                                                     ---------------
                                                                                           2,940,551
                                                                                     ---------------
TAIWAN (13.4%)
AGRICULTURAL PRODUCTION - CROPS (1.0%)
Taiwan Fertilizer Co. Ltd. (c)                                           245,000             283,083
                                                                                     ---------------
BANKING (2.7%)
E.Sun Financial Holding Co. Ltd. (c)                                     632,000             505,051
TA Chong Bank Ltd. (c)                                                   690,000             242,877
                                                                                     ---------------
                                                                                             747,928
                                                                                     ---------------
ELECTRONICS (2.1%)
AU Optronics Corp. (c)                                                   225,000             343,776
Ichia Technologies, Inc. (c)                                             146,449             176,846
Optimax Technology Corp.                                                  25,000              61,527
                                                                                     ---------------
                                                                                             582,149
                                                                                     ---------------
FINANCIAL SERVICES (0.5%)
Yuanta Core Pacific Securities Co. (c)                                   177,485             130,501
                                                                                     ---------------
INSURANCE (1.4%)
Cathay Financial Holding Co. Ltd. (c)                                    116,000             227,940
Cathay Financial Holding Co. Ltd. GDR                                      8,327             162,876
                                                                                     ---------------
                                                                                             390,816
                                                                                     ---------------
SEMICONDUCTORS (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (c)                          298,397             496,323
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                           19,166             167,703
                                                                                     ---------------
                                                                                             664,026
                                                                                     ---------------
STEEL (1.5%)
China Steel Corp. (c)                                                    359,000             401,829
                                                                                     ---------------
TEXTILES (1.8%)
Far Eastern Textile Ltd. (c)                                             679,610             491,019
                                                                                     ---------------
                                                                                           3,691,351
                                                                                     ---------------
THAILAND (5.5%)
BANKING (2.4%)
Kasikornbank Public Co. Ltd. (b) (c)                                     266,300             400,563
Siam City Bank Public Co. Ltd.                                           304,800             205,450
Siam City Bank Public Co. Ltd. NVDR                                       79,100              53,317
                                                                                     ---------------
                                                                                             659,330
                                                                                     ---------------
ELECTRIC UTILITY (0.9%)
Ratchaburi Electricity                                                   231,800             240,453
                                                                                     ---------------
PETROCHEMICALS (0.9%)
Aromatics PC (b)                                                         141,900             244,536
                                                                                     ---------------
TELECOMMUNICATIONS (1.3%)
Shin Corporation Public Co. Ltd.                                         325,800             367,403
                                                                                     ---------------
                                                                                           1,511,722
                                                                                     ---------------
TURKEY (2.7%)
BANKING (1.7%)
Denizbank AS                                                             158,223             473,899
                                                                                     ---------------
DIVERSIFIED OPERATIONS (1.0%)
Haci Omer Sabanci Holding AS (c)                                          64,880             274,483
                                                                                     ---------------
                                                                                             748,382
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       25,237,236
                                                                                     ---------------
PARTICIPATION NOTES (4.2%)
INDIA (4.2%)
BANKING (0.2%)

ICICI Bank Ltd., expiring 03/30/07 (c)                                     5,822              48,148
                                                                                     ---------------
DIVERSIFIED OPERATIONS (0.9%)
Larsen & Toubro Ltd., expiring 10/19/09 (c)                               11,000             253,330
                                                                                     ---------------
MEDICAL-DRUGS (0.5%)
Ranbaxy Laboratories Ltd., expiring 01/27/08 (c)                           5,600             138,992
                                                                                     ---------------
OIL & GAS (1.4%)
Oil and Natural Gas Corp. Ltd., 10/31/05 (c)                              20,700             388,125
                                                                                     ---------------
TOBACCO (1.2%)
ITC Ltd., 04/07/30 (c)                                                    10,700             333,733
                                                                                     ---------------
TOTAL PARTICIPATION NOTES                                                                  1,162,328
                                                                                     ---------------
CASH EQUIVALENTS (1.5%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and US Agency Securities, in a joint
trading account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $402,139)
TOTAL CASH EQUIVALENTS                                                   402,112             402,112
                                                                                     ---------------

TOTAL INVESTMENTS (COST $22,946,996) (a) - 97.3%                                          26,801,676
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%                                                 741,644
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    27,543,320
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  Fair Valued Security.
(d)  Preferred Stock.

ADR  American Depositary Receipt
GDR  Global Depositary Receipt

GARTMORE INTERNATIONAL GROWTH FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (99.3%)
AUSTRALIA (5.2%)
COAL (2.2%)
Excel Coal Ltd. (c)                                                       46,749     $       209,037
                                                                                     ---------------
MINERALS (1.4%)
BHP Billiton Ltd. (c)                                                     10,709             136,336
                                                                                     ---------------
REAL ESTATE (0.6%)
Lend Lease Corp. Ltd. (c)                                                  5,500              58,142
                                                                                     ---------------
TELECOMMUNICATIONS (1.0%)
Telstra Corp. Ltd. (c)                                                    24,580              94,121
                                                                                     ---------------
                                                                                             497,636
                                                                                     ---------------
AUSTRIA (4.7%)
OIL & GAS (3.0%)
OMV AG (c)                                                                   926             288,784
                                                                                     ---------------
TELEPHONE COMMUNICATIONS (1.7%)
Telekom Austria AG (c)                                                     8,560             161,059
                                                                                     ---------------
                                                                                             449,843
                                                                                     ---------------
BRAZIL (0.6%)
MINING (0.6%)
Companhia Vale de Rio Doce ADR                                             2,435              61,265
                                                                                     ---------------
CANADA (4.5%)
OIL & GAS (4.5%)
Encana Corp.                                                               2,768             163,659
First Calgary Petroleums Ltd.                                              1,388              25,730
Petro-Canada                                                               1,109              57,195
Suncor Energy, Inc.                                                        5,756             184,220
                                                                                     ---------------
                                                                                             430,804
                                                                                     ---------------
CHINA (1.0%)
MINING (1.0%)
Yanzhou Coal Mining Co. Ltd. (c)                                          66,000              93,969
                                                                                     ---------------
DENMARK (1.2%)
TELEPHONE COMMUNICATIONS (1.2%)
Tele Danmark AS Class B (c)                                                2,650             110,239
                                                                                     ---------------
FINLAND (1.9%)
OIL & GAS (1.9%)
Fortum Oyj (c)                                                            10,419             186,354
                                                                                     ---------------
FRANCE (11.2%)
BANKING (1.5%)
BNP Paribas SA (c)                                                         1,300              93,782
Societe Generale (c)                                                         470              46,830
                                                                                     ---------------
                                                                                             140,612
                                                                                     ---------------
BEVERAGES (0.8%)
Pernod - Richard SA (c)                                                      518              73,322
                                                                                     ---------------

BUILDING & CONSTRUCTION (0.7%)
Bouygues SA (c)                                                            1,650              64,633
                                                                                     ---------------
FOOD-DIVERSIFIED (1.6%)
Groupe Danone (c)                                                          1,600             149,086
                                                                                     ---------------
HEALTH & PERSONAL CARE (0.5%)
Sanofi-Aventis SA (c)                                                        595              44,312
                                                                                     ---------------
OIL & GAS (1.6%)
Total Fina Elf SA (c)                                                        750             161,212
                                                                                     ---------------
OIL-FIELD SERVICES (1.0%)
Technip SA (c)                                                               560              94,065
                                                                                     ---------------
TELECOMMUNICATIONS (1.6%)
France Telecom SA (c)                                                      4,730             148,537
                                                                                     ---------------
UTILITIES (1.9%)
Suez SA (c)                                                                7,160             192,889
                                                                                     ---------------
                                                                                           1,068,668
                                                                                     ---------------
GERMANY (5.5%)
BUILDING & CONSTRUCTION (0.5%)
Bilfinger Berger AG (c)                                                    1,090              49,460
                                                                                     ---------------
CHEMICALS (0.5%)
BASF AG (c)                                                                  665              45,503
                                                                                     ---------------
ELECTRIC (0.7%)
E. ON AG (c)                                                                 746              66,735
                                                                                     ---------------
FINANCIAL SERVICES (0.7%)
Deutsche Bank AG (c)                                                         741              62,934
                                                                                     ---------------
GAS & ELECTRIC UTILITY (1.6%)
RWE AG (c)                                                                 2,660             153,571
                                                                                     ---------------
TELECOMMUNICATIONS (1.5%)
Deutsche Telekom AG (b) (c)                                                6,604             142,930
                                                                                     ---------------
                                                                                             521,133
                                                                                     ---------------
GREECE (1.0%)
UTILITIES--ELECTRIC (1.0%)
Public Power Corp. (c)                                                     3,220              93,917
                                                                                     ---------------
HONG KONG (2.0%)
REAL ESTATE (2.0%)
Cheung Kong (Holdings) Ltd. (c)                                           10,000              91,696
Sun Hung Kai Properties Ltd. (c)                                          11,000             101,874
                                                                                     ---------------
                                                                                             193,570
                                                                                     ---------------
ITALY (7.3%)
BANKING (1.0%)
Banca Intesa SPA (c)                                                      20,176              93,793
                                                                                     ---------------
OIL & GAS (2.0%)
ENI SPA (c)                                                                7,814             190,555
                                                                                     ---------------
PUBLIC THOROUGHFARES (1.2%)
Autostrade SPA (c)                                                         4,076             117,801
                                                                                     ---------------
TELECOMMUNICATIONS (1.9%)
Telecom Italia SPA (c)                                                    45,480             180,361
                                                                                     ---------------
UTILITIES (1.2%)
Enel SPA (c)                                                              11,810             111,089
                                                                                     ---------------
                                                                                             693,599
                                                                                     ---------------
JAPAN (11.1%)
AUTOMOTIVE (0.9%)
Honda Motor Co. Ltd. (c)                                                     700              36,602
Toyota Motor Corp. (c)                                                     1,200              46,728
                                                                                     ---------------
                                                                                              83,330
                                                                                     ---------------
ELECTRONICS (0.5%)
Toshiba Corp. (c)                                                         11,000              44,551
                                                                                     ---------------

FINANCIAL SERVICES (3.0%)
Credit Saison Co. Ltd. (c)                                                 3,700             125,632
Mitsubishi Tokyo Financial Group, Inc. (c)                                    10              94,612
Sumitomo Mitsui Financial Group, Inc. (c)                                     11              77,174
                                                                                     ---------------
                                                                                             297,418
                                                                                     ---------------
IMPORT/EXPORT (0.6%)
Mitsubishi Corp. (c)                                                       5,000              58,746
                                                                                     ---------------
MINING (0.9%)
Sumitomo Metal & Mining Co. Ltd. (c)                                      12,000              82,578
                                                                                     ---------------
OIL & GAS (1.2%)
Inpex Corp. (b)                                                                3              14,992
Modec, Inc. (c)                                                            4,400              99,818
                                                                                     ---------------
                                                                                             114,810
                                                                                     ---------------
REAL ESTATE (2.0%)
Mitsui Fudosan Co. Ltd. (c)                                               15,000             186,552
                                                                                     ---------------
STEEL (1.0%)
Nippon Steel Corp. (c)                                                    39,000              94,917
                                                                                     ---------------
TRANSPORTATION (0.4%)
West Japan Railway Co. (c)                                                    10              39,485
                                                                                     ---------------
TRANSPORTATION-MARINE (0.6%)
Nippon Yusen Kabushiki Kaisha (c)                                         10,000              55,588
                                                                                     ---------------
                                                                                           1,057,975
                                                                                     ---------------
KOREA (1.3%)
ELECTRONICS (1.3%)
Samsung Electronics Co. Ltd. ADR                                             520             124,670
                                                                                     ---------------
NETHERLANDS (3.0%)
FOOD (0.8%)
Koninlijke Numico NV (b) (c)                                               1,952              74,821
                                                                                     ---------------
OIL & GAS (2.2%)
Royal Dutch Petroleum Co. (c)                                              3,696             215,935
                                                                                     ---------------
                                                                                             290,756
                                                                                     ---------------
NORWAY (3.4%)
OIL & GAS (1.8%)
Norsk Hydro ASA (c)                                                        2,304             175,888
                                                                                     ---------------
OIL - FIELD SERVICES (1.6%)
Stolt Offshore SA (b) (c)                                                 21,897             153,563
                                                                                     ---------------
                                                                                             329,451
                                                                                     ---------------
PORTUGAL (0.5%)
TELECOMMUNICATIONS (0.5%)
Portugal Telecom SGPS SA (c)                                               3,903              48,379
                                                                                     ---------------
SPAIN (0.0%)
TELEVISION (0.0%)
Antena 3 Television SA (b) (c)                                                18               1,380
                                                                                     ---------------
SWITZERLAND (3.6%)
BANKING (1.2%)
Credit Suisse Group (c)                                                    1,180              47,549
UBS AG (c)                                                                   800              65,050
                                                                                     ---------------
                                                                                             112,599
                                                                                     ---------------
CHEMICALS (2.1%)
Syngenta AG (c)                                                            1,820             195,915
                                                                                     ---------------
PHARMACEUTICALS (0.3%)
Roche Holding AG (c)                                                         290              30,936
                                                                                     ---------------
                                                                                             339,450
                                                                                     ---------------

THAILAND (1.5%)
MINING (1.5%)
Banpu Public Co. Ltd. (c)                                                 32,800             142,684
                                                                                     ---------------
TURKEY (0.5%)
TELECOMMUNICATIONS (0.5%)
Turkcell Iletisim Hizmetleri AS ADR                                        2,500              44,800
                                                                                     ---------------
UNITED KINGDOM (27.3%)
AEROSPACE & DEFENSE (1.9%)
Rolls-Royce Group PLC (c)                                                 36,850             181,634
                                                                                     ---------------
AIRLINES (1.5%)
BAA PLC (b) (c)                                                           12,180             143,326
                                                                                     ---------------
BANKING (0.5%)
HSBC Holdings PLC (c)                                                      2,684              44,503
                                                                                     ---------------
BEVERAGES (0.5%)
SABMiller PLC (c)                                                          2,954              45,326
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.2%)
CRH PLC (c)                                                                  737              19,464
                                                                                     ---------------
CONSTRUCTION (0.5%)
Taylor Woodrow PLC (c)                                                     9,520              51,413
                                                                                     ---------------
CRUISE LINES (1.5%)
Carnival PLC (c)                                                           2,390             143,697
                                                                                     ---------------
ELECTRIC UTILITY (1.7%)
Viridian Group (c)                                                        11,410             163,568
                                                                                     ---------------
FOOD & HOUSEHOLD PRODUCTS (2.4%)
Cadbury Schweppes PLC (c)                                                 25,860             232,082
                                                                                     ---------------
HOUSEHOLD PRODUCTS (1.0%)
Reckitt Benckiser PLC (c)                                                  3,094              92,107
                                                                                     ---------------
METALS (1.5%)
Vedanta Resources PLC (c)                                                 18,977             146,886
                                                                                     ---------------
MINING (4.2%)
Anglo American PLC (c)                                                     7,440             173,280
BHP Billiton PLC (c)                                                       3,250              40,359
Rio Tinto PLC (c)                                                          5,900             184,748
                                                                                     ---------------
                                                                                             398,387
                                                                                     ---------------
OIL & GAS (5.2%)
BP PLC (c)                                                                30,574             303,422
Shell Transport & Trading Co. PLC (c)                                     22,504             197,703
                                                                                     ---------------
                                                                                             501,125
                                                                                     ---------------
TELECOMMUNICATIONS (1.6%)
Vodafone Group PLC (c)                                                    60,981             157,623
                                                                                     ---------------
WATER UTILITY (3.1%)
United Utilities PLC (c)                                                   8,227              99,501
United Utilities PLC, A Shares (c)                                        22,880             196,634
                                                                                     ---------------
                                                                                             296,135
                                                                                     ---------------
                                                                                           2,617,276
                                                                                     ---------------
UNITED STATES (1.0%)
MULTI-MEDIA (1.0%)
News Corp. Ltd. (The) Class B                                              5,285              92,910
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        9,490,728
                                                                                     ---------------
CASH EQUIVALENTS (2.0%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds
and U.S. Agency Securities, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $188,819)                                       $       188,806             188,806
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       188,806
                                                                                     ---------------

TOTAL INVESTMENTS (COST $8,691,632) (a) - 101.3%                                           9,679,534
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%                                              (120,908)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     9,558,626
                                                                                     ===============

------------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  Fair Valued Security

ADR  American Depositary Receipt

GARTMORE HIGH YIELD BOND FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                      SHARES
                                                                        OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
CORPORATE BONDS (94.0%)
ADVERTISING SERVICES (0.2%)
WDAC Subsidiary Corp., 8.38%, 12/01/14 (c)                                50,000     $        48,750
                                                                                     ---------------
AEROSPACE/DEFENSE EQUIPMENT (1.0%)
K&F Acquisition, Inc., 7.75%, 11/15/14 (c)                                45,000              44,775
Sequa Corp., 9.00%, 08/01/09                                             125,000             137,500
Vought Aircraft Industries, Inc., 8.00%, 07/15/11                         60,000              59,700
                                                                                     ---------------
                                                                                             241,975
                                                                                     ---------------
APPAREL (0.5%)
Broder Brothers Co., 11.25%, 10/15/10 (c)                                120,000             128,100
                                                                                     ---------------
AUTO MANUFACTURING (0.5%)
Affinia Group, Inc., 9.00%, 11/30/14 (c)                                 110,000             113,300
                                                                                     ---------------
AUTO PARTS & EQUIPMENT (4.1%)
Accuride Corp., Series B, 9.25%, 02/01/08                                 85,000              86,275
Advanced Accessory Systems, 10.75%, 06/15/11                              85,000              78,625
Collins & Aikman Products Corp., 10.75%, 12/31/11                         80,000              79,200
Delco Remy International, Inc., 9.38%, 04/15/12                           40,000              39,800
Metaldyne Corp., 10.00%, 11/01/13 (c)                                     75,000              70,125
Rexnord Corp., 10.13%, 12/15/12                                          150,000             168,000
Tenneco Automotive, Inc., 8.63%, 11/15/14 (c)                            110,000             114,400
TRW Automotive, Inc., 9.38%, 02/15/13                                     92,000             103,500
TRW Automotive, Inc., 11.00%, 02/15/13                                    35,000              40,950
United Rentals North America, Inc., 7.00%, 02/15/14                       85,000              79,050
Williams Scotsman, Inc., 9.88%, 06/01/07                                 105,000             105,000
                                                                                     ---------------
                                                                                             964,925
                                                                                     ---------------
BUILDING & CONSTRUCTION (2.3%)
D.R. Horton, Inc., 8.50%, 04/15/12                                       110,000             122,962
K. Hovnanian Enterprises, 7.75%, 05/15/13                                 55,000              59,538
Texas Industries, Inc., 10.25%, 06/15/11                                 100,000             116,000

THL Buildco (Nortek Inc.), 8.50%, 09/01/14 (c)                            50,000              51,375
WCI Communities, Inc., 9.13%, 05/01/12                                   170,000             189,125
                                                                                     ---------------
                                                                                             539,000
                                                                                     ---------------
BUILDING PRODUCTS (1.2%)
Euramax International PLC, 8.50%, 08/15/11                                85,000              90,100
Goodman Global Holdings, 7.88%, 12/15/12 (c)                             100,000              96,500
Maax Holdings Inc., 11.25%, 12/15/12 (c)                                  75,000              47,250
US Concrete, Inc., 8.38%, 04/01/14                                        50,000              53,750
                                                                                     ---------------
                                                                                             287,600
                                                                                     ---------------
CABLE & SATELLITE (7.5%)
Adelphia Communications, 10.88%, 10/01/10 (b)                             85,000              73,525
Atlantic Broadband Finance LLC, 9.38%, 01/15/14 (c)                      175,000             168,000
Cablevision System Corp., 8.00%, 04/15/12 (c)                            350,000             377,999
Charter Communications Holdings LLC, 8.63%, 04/01/09                     350,000             279,999
Charter Communications Holdings LLC, 8.38%, 04/30/14 (c)                  85,000              87,125
Echostar DBS Corp., 9.13%, 01/15/09                                      164,000             178,350
Intelsat Bermuda Ltd., 8.25%, 01/15/13 (c)                                85,000              87,975
Intelsat Ltd., 7.63%, 04/15/12                                           110,000             100,238
Mediacom LLC, 9.50%, 01/15/13                                            100,000              99,750
Panamsat Corp., 9.00%, 08/15/14 (c)                                      155,000             168,563
Young Broadcasting, Inc., 10.00%, 03/01/11                               125,000             131,875
                                                                                     ---------------
                                                                                           1,753,399
                                                                                     ---------------
CHEMICALS (7.3%)
BCP Caylux Holding SCA, 9.63%, 06/15/14 (c)                              125,000             138,750
Crompton Corp., 9.88%, 08/01/12 (c)                                       55,000              61,600
Equistar Chemical Funding, 10.13%, 09/01/08                              105,000             119,700
Huntsman LLC, 11.63%, 10/15/10                                           105,000             122,325
IMC Global, Inc., 11.25%, 06/01/11                                        70,000              79,100
KI Holdings, Inc.., 9.88%, 11/15/14 (c)                                  175,000             109,375
Koppers Industry, Inc., 9.88%, 10/15/13                                  125,000             141,874
Lyondell Chemical Co., 9.50%, 12/15/08                                   190,000             205,199
Millennium America, Inc., 9.25%, 06/15/08                                 85,000              94,350
Nalco Co., 7.75%, 11/15/11                                                80,000              85,800
Polyone Corp., 10.63%, 05/15/10                                          110,000             122,650
Resolution Performance Products, 8.00%, 12/15/09                          55,000              59,400
Rhodia SA, 8.88%, 06/01/11                                               175,000             179,375
Rockwood Specialties Group, 7.50%, 11/15/14 (c)                           50,000              51,500

Solutia, Inc., 11.25%, 07/15/09 (b)                                       85,000              86,275
United Agriculture Products, 8.25%, 12/15/11 (c)                          45,000              48,488
                                                                                     ---------------
                                                                                           1,705,761
                                                                                     ---------------
COMMUNICATION / MOBILE (4.9%)
American Tower Corp., 7.13%, 10/15/12 (c)                                175,000             175,875
Dobson Cellular Systems, 8.38%, 11/01/11 (c)                              45,000              47,363
Iwo Escrow Co., 10.75%, 01/15/15 (c)                                     100,000              63,750
Rogers Wireless, Inc., 8.00%, 12/15/12 (c)                                60,000              64,200
Triton PCS, Inc., 9.38%, 02/01/11                                        175,000             141,313
Triton PCS, Inc., 8.50%, 06/01/13                                        300,000             288,749
Ubiquitel Operating Co., 9.88%, 03/01/11 (c)                              85,000              93,713
Ubiquitel Operating Co., 9.88%, 03/01/11                                  85,000              93,713
Western Wireless Corp., 9.25%, 07/15/13                                  170,000             198,049
                                                                                     ---------------
                                                                                           1,166,725
                                                                                     ---------------
CONSUMER PRODUCTS / SERVICES (2.1%)
ALH Finance Corp., 8.50%, 01/15/13 (c)                                    45,000              45,900
Doane Pet Care Co., 10.75%, 03/01/10                                      85,000              90,313
Iron Mountain, Inc., 7.75%, 01/15/15                                      85,000              86,913
Reddy Ice Holdings, Inc, 10.50%, 11/01/12 (c)                            260,000             181,349
Sealy Mattress Co., 8.25%, 06/15/14                                       85,000              86,700
                                                                                     ---------------
                                                                                             491,175
                                                                                     ---------------
CONTAINERS (5.4%)
AEP Industries, Inc., 9.88%, 11/15/07                                    105,000             107,100
Constar International, 11.00%, 12/01/12                                   85,000              88,931
Crown Cork & Seal, 8.00%, 04/15/23                                       175,000             171,063
Owens-Brockway Glass Containers, 6.75%, 12/01/14 (c)                      60,000              60,000
Owens-Illinois, Inc., 7.50%, 05/15/10                                    105,000             110,513
Pliant Corp., 11.13%, 06/15/09                                            30,000              27,900
Pliant Corp., 11.13%, 09/01/09                                            50,000              54,563
Pliant Corp., 13.00%, 06/01/10                                           315,000             308,699
Silgan Holdings, Inc., 6.75%, 11/15/13                                    50,000              51,500
Solo Cup Co., 8.50%, 02/15/14                                            215,000             220,106
Tekni-Plex, Inc., 8.75%, 11/15/13 (c)                                     80,000              80,000
                                                                                     ---------------
                                                                                           1,280,375
                                                                                     ---------------
COSMETICS/TOILETRIES (0.7%)
Del Laboratories Inc., 8.00%, 02/01/12 (c)                                45,000              44,550
Elizabeth Arden, Inc., 7.75%, 01/15/14                                   110,000             115,225
                                                                                     ---------------
                                                                                             159,775
                                                                                     ---------------
DISTRIBUTION/WHOLESALE (0.7%)
Aviall, Inc., 7.63%, 07/01/11                                             80,000              84,800
Buhrmann U.S., Inc., 8.25%, 07/01/14                                      90,000              91,350
                                                                                     ---------------
                                                                                             176,150
                                                                                     ---------------
DIVERSIFIED MANUFACTURING OPERATIONS (0.4%)
Blount Inc, 8.88%, 08/01/12                                               55,000              59,813
Invensys PLC, 9.88%, 03/15/11 (c)                                         25,000              26,813

                                                                                              86,626
                                                                                     ---------------
E-COMMERCE (0.3%)
FTD, Inc., 7.75%, 02/15/14                                                75,000              77,813
                                                                                     ---------------
ELECTRONICS (0.2%)
Itron, Inc., 7.75%, 05/15/12 (c)                                          50,000              50,125
                                                                                     ---------------
FINANCE (1.5%)
Global Cash Accounting & Finance, 8.75%, 03/15/12                         85,000              92,225
Labranche & Co., 9.50%, 05/15/09                                          60,000              61,500
Metris Cos., Inc., 10.13%, 07/15/06                                       90,000              92,138
Refco Finance Holdings, 9.00%, 08/01/12 (c)                              110,000             119,900
                                                                                             365,763
                                                                                     ---------------
FOOD & BEVERAGE (2.1%)
Great Atlantic & Pacific Tea Co., 7.75%, 04/15/07                        275,000             272,593
Great Atlantic & Pacific Tea Co., 9.13%, 12/15/11                         25,000              22,688
Pilgrims Pride Corp., 9.25%, 11/15/13                                     50,000              56,250
Pinnacle Foods Holdings, 8.25%, 12/01/13 (c)                              50,000              45,750
Stater Bros. Holdings, 8.13%, 06/15/12                                    75,000              78,938
WH Holdings, 9.50%, 04/01/11                                              25,000              27,531
                                                                                     ---------------
                                                                                             503,750
                                                                                     ---------------
GAMING (4.9%)
American Casino & Entertainment, 7.85%, 02/01/12                          55,000              58,369
Boyd Gaming Corp., 6.75%, 04/15/14                                       105,000             107,625
Circus & Eldorado, 10.13%, 03/01/12                                       55,000              59,125
Hard Rock Hotel, Inc., 8.88%, 06/01/13                                   110,000             121,000
Herbst Gaming, Inc., 8.13%, 06/01/12                                     110,000             116,600
MGM Mirage, Inc., 9.75%, 06/01/07                                        170,000             188,700
Park Place Entertainment Corp., 8.13%, 05/15/11                          210,000             240,450
Premier Entertainment Biloxi, 10.75%, 02/01/12                            80,000              86,800
Station Casinos, Inc., 6.00%, 04/01/12                                   130,000             133,250
Wynn Las Vegas LLC, 6.63%, 12/01/14 (c)                                   60,000              58,950
                                                                                     ---------------
                                                                                           1,170,869
                                                                                     ---------------
HEALTHCARE (6.0%)
Ameripath, Inc., 10.50%, 04/01/13                                        110,000             114,950
Ardent Health Services, 10.00%, 08/15/13                                 125,000             129,375
Beverly Enterprises, Inc., 7.88%, 06/15/14 (c)                            55,000              61,600
Elan Corp. PLC, 7.75%, 11/15/11 (c)                                       55,000              57,475
Healthsouth Corp., 10.75%, 10/01/08                                       85,000              89,569
Healthsouth Corp., 7.63%, 06/01/12                                       125,000             125,313
Iasis Healthcare Corp., 8.75%, 06/15/14                                   50,000              53,875
Omnicare, Inc., 8.13%, 03/15/11                                          170,000             181,900
PacifiCare Health Systems, 10.75%, 06/01/09                              109,000             123,170

Res-Care, Inc., 10.63%, 11/15/08                                         105,000             114,713
Team Health, Inc., 9.00%, 04/01/12                                        50,000              49,250
Tenet Healthcare Corp., 9.88%, 07/01/14 (c)                              210,000             217,874
VWR International, Inc., 6.88%, 04/15/12                                 105,000             108,150
                                                                                     ---------------
                                                                                           1,427,214
                                                                                     ---------------
INSURANCE (0.8%)
Crum & Forster Holding Corp., 10.38%, 06/15/13                            70,000              78,225
Fairfax Financial Holdings, 7.75%, 04/26/12                              100,000             102,250
                                                                                     ---------------
                                                                                             180,475
                                                                                     ---------------
LEISURE (2.2%)
Cinemark Inc., 9.75%, 03/15/14                                            85,000              64,175
Gaylord Entertainment Co., 8.00%, 11/15/13                                50,000              53,500
Host Marriott LP, 7.13%, 11/01/13                                        100,000             105,250
Regal Cinemas, Inc., 9.38%, 02/01/12                                      75,000              88,313
Universal City Florida, 8.38%, 05/01/10 (c)                              100,000             104,000
Vail Resorts, Inc., 6.75%, 02/15/14                                      105,000             105,918
                                                                                     ---------------
                                                                                             521,156
                                                                                     ---------------
MACHINERY / EQUIPMENT (1.7%)
Case New Holland, Inc., 9.25%, 08/01/11 (c)                               85,000              92,863
Douglas Dynamics LLC, 7.75%, 01/15/12 (c)                                115,000             115,863
NMHG Holdings Co., 10.00%, 05/15/09                                      170,000             187,849
                                                                                     ---------------
                                                                                             396,575
                                                                                     ---------------
MEDIA (1.1%)
LBI Media, Inc., 10.13%, 07/15/12                                        170,000             189,550
LBI Media, Inc., 11.00%, 10/15/13                                         85,000              62,581
                                                                                     ---------------
                                                                                             252,131
                                                                                     ---------------
METALS & MINING (0.6%)
Ispat Inland ULC, 9.75%, 04/01/14                                         26,000              32,045
Novelis, Inc., 7.25%, 02/15/15 (c)                                       110,000             112,750
                                                                                     ---------------
                                                                                             144,795
                                                                                     ---------------
OIL & GAS (7.2%)
ANR Pipeline Co., 8.88%, 03/15/10                                        150,000             166,875
EL Paso Corp., 7.88%, 06/15/12                                           340,000             353,599
EL Paso Production Holdings, 7.75%, 06/01/13                             200,000             208,000
Forest Oil Corp., 8.00%, 06/15/08                                         40,000              43,450
Giant Industries, 11.00%, 05/15/12                                        80,000              92,000
Petrobras International Finance, 9.13%, 07/02/13                          85,000              94,988
Petroleum Geo-Services, 10.00%, 11/05/10                                 185,000             211,363
Premcor Refining Group, 6.13%, 05/01/11                                   40,000              41,500
Southern Natural Gas, 8.88%, 03/15/10                                    125,000             139,063
Williams Cos., Inc., 8.13%, 03/15/12                                      85,000              97,750
Williams Cos., Inc. Series A, 7.50%, 01/15/31                            210,000             226,799
                                                                                     ---------------
                                                                                           1,675,387
                                                                                     ---------------

PAPER & FOREST PRODUCTS (2.7%)
Boise Cascade LLC, 7.13%, 10/15/14 (c)                                    45,000              47,138
Georgia Pacific Corp., 8.88%, 02/01/10                                   255,000             295,162
Georgia Pacific Corp., 8.00%, 01/15/24                                    75,000              87,938
JSG Funding PLC, 7.75%, 04/01/15 (c)                                     175,000             172,375
Stone Container Corp., 7.38%, 07/15/14                                    25,000              25,750
                                                                                     ---------------
                                                                                             628,363
                                                                                     ---------------
PUBLISHING (1.3%)
Advertising Directory Solutions, 9.25%, 11/15/12 (c)                      90,000              94,950
CBD Media Holdings, 9.25%, 07/15/12 (c)                                  175,000             179,375
Liberty Group Publishing, 9.38%, 02/01/08                                 40,000              40,600
                                                                                     ---------------
                                                                                             314,925
                                                                                     ---------------
RECREATIONAL CENTERS (0.4%)
Bally Total Fitness, 10.50%, 07/15/11                                    100,000             100,000
                                                                                     ---------------
RETAIL (1.2%)
Duane Reade, Inc., 9.75%, 08/01/11 (c)                                    55,000              49,775
Finlay Fine Jewerly Corp., 8.38%, 06/01/12                                50,000              50,250
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14 (c)                          110,000             109,725
Remington Arms Co., 10.50%, 02/01/11                                      85,000              81,813
                                                                                     ---------------
                                                                                             291,563
                                                                                     ---------------
SERVICES (0.4%)
Great Lakes Dredge & Dock, 7.75%, 12/15/13                               105,000              91,350
                                                                                     ---------------

TECHNOLOGY (4.0%)
AMI Semiconductors, Inc., 10.75%, 02/01/13                                75,000              87,375
Amkor Technology, Inc., 9.25%, 02/15/08                                  130,000             128,700
Lucent Technologies, 6.45%, 03/15/29                                     185,000             165,113
Nortel Networks Ltd., 6.13%, 02/15/06                                    125,000             126,719
Sanmina Corp., 10.38%, 01/15/10                                          170,000             192,949
UGS Corp., 10.00%, 06/01/12 (c)                                          110,000             122,650
Xerox Corp., 7.63%, 06/15/13                                             125,000             134,688
                                                                                     ---------------
                                                                                             958,194
                                                                                     ---------------
TELECOMMUNICATION SERVICES (7.6%)
Alamosa Delaware, Inc., 12.00%, 07/31/09                                  85,000              91,588
Centennial Communications Corp., 8.13%, 02/01/14                         125,000             132,188
Insight Midwest, 10.50%, 11/01/10                                        125,000             136,250
Level 3 Financing, Inc., 10.75%, 10/15/11 (c)                            105,000              90,563
MCI, Inc., 6.91%, 05/01/07                                                 9,000               9,203
MCI, Inc., 7.69%, 05/01/09                                                 9,000               9,394
MCI, Inc., 8.74%, 05/01/14                                                11,000              12,031

Nextel Communications, 8.13%, 07/01/11                                    40,000              44,000
Nextel Communications, 5.95%, 03/15/14                                   170,000             176,374
Nextel Partners, Inc., 12.50%, 11/15/09                                  113,000             126,560
Qwest Communicaitons International, 7.25%, 02/15/11 (c)                  250,000             256,249
Qwest Corp., 9.13%, 03/15/12 (c)                                         255,000             290,062
Rural Cellular Corp., Series B, 9.63%, 05/15/08                          260,000             258,699
SBA Telecommunications, 9.75%, 12/15/11                                  170,000             146,413
                                                                                     ---------------
                                                                                           1,779,574
                                                                                     ---------------
TRANSPORTATION SERVICES (1.6%)
CHC Helicopter Corp., 7.38%, 05/01/14                                    105,000             109,988
H-Lines Finance Holding, 11.00%, 04/01/13 (c)                             75,000              53,250
Horizon Lines LLC, 9.00%, 11/01/12 (c)                                    80,000              84,800
Quality Distribution, 9.00%, 11/15/10 (c)                                 55,000              53,900
Sea Containers Ltd., 10.50%, 05/15/12                                     80,000              83,800
                                                                                     ---------------
                                                                                             385,738
                                                                                     ---------------
UTILITIES (7.2%)
AES Corp., 8.75%, 05/15/13 (c)                                           235,000             263,199
Allegheny Energy Supply, 8.25%, 04/15/12 (c)                              85,000              94,563
Aquila, Inc., 7.63%, 11/15/09                                            105,000             108,544
Calpine Canada Energy Financing, 8.50%, 05/01/08                         170,000             124,950
Calpine Corp., 8.50%, 07/15/10 (c)                                       175,000             137,375
CMS Energy Corp., 9.88%, 10/15/07                                        170,000             188,062
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)                               105,000             114,975
Edison Mission Energy, 7.73%, 06/15/09                                    70,000              74,200
Edison Mission Energy, 9.88%, 04/15/11                                   255,000             298,030
Mission Energy Holding, 13.50%, 07/15/08                                  85,000             106,038
NRG Energy, Inc., 8.00%, 12/15/13 (c)                                    105,000             113,138
Reliant Resources, Inc., 9.25%, 07/15/10                                  50,000              55,625
TNP Enterprises, Inc., 10.25%, 04/01/10                                   15,000              15,825
                                                                                     ---------------
                                                                                           1,694,524
                                                                                     ---------------
WASTE MANAGEMENT (0.4%)
Allied Waste North America, 7.38%, 04/15/14                              105,000              95,550
                                                                                     ---------------
TOTAL CORPORATE BONDS                                                                     22,249,470
                                                                                     ---------------
PREFERRED STOCKS (1.3%)
BROADCASTING (0.4%)
Spanish Broadcasting Systems, Inc., 10.75% 10/15/13                           94             101,903
                                                                                     ---------------

COMMUNICATION/ISP (0.0%)
Rhythms Netconnections, Inc., 6.75% 03/03/12 (c) (d) (e) (f)               1,691                   0
                                                                                     ---------------
MEDIA (0.7%)
Paxson Communications, 13.25% 11/15/06                                        19             159,212
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (0.2%)
Istar Financial, Inc., 7.80% 09/29/08                                      2,215              57,922
                                                                                     ---------------
TOTAL PREFERRED STOCKS                                                                       319,037
                                                                                     ---------------
YANKEE DOLLAR (0.8%)
CONTAINERS (0.8%)
Crown Euro Holdings SA, 10.88%, 03/01/13                                 170,000             199,325
                                                                                     ---------------
TOTAL YANKEE DOLLAR                                                                          199,325
                                                                                     ---------------
YANKEE BONDS (0.7%)
PAPER & FOREST PRODUCTS (0.7%)
Abitibi Consolidated, Inc., 7.75%, 06/15/11                               75,000              77,625
Abitibi Consolidated, Inc., 6.00%, 06/20/13                               85,000              80,113
                                                                                     ---------------
TOTAL YANKEE BOND                                                                            157,738
                                                                                     ---------------
COMMON STOCKS (0.1%)
TELECOMMUNICATION SERVICES (0.1%)
MCI, Inc.                                                                  1,303              25,135
                                                                                     ---------------
TOTAL COMMON STOCK                                                                            25,135
                                                                                     ---------------
WARRANTS (0.0%)
COMMUNICATION / FIXED (0.0%)
Maxcom Telecommunications SA 04/01/07 (b) (c) (d) (e) (f)                     46                   0
                                                                                     ---------------
COMMUNICATION/ISP (0.0%)
Metricom, Inc. 02/15/10 (b) (d) (e) (f)                                      676                   0
                                                                                     ---------------
TOTAL WARRANTS                                                                                     0
                                                                                     ---------------
CASH EQUIVALENTS (1.9%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and U.S. Agencies, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $459,425)                                               459,394             459,394
                                                                                     ---------------
TOTAL CASH EQUIVALENTS

TOTAL INVESTMENTS (COST $22,210,625) (a) - 98.8%                                          23,410,099
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                                 293,887
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    23,703,986
                                                                                     ===============

------------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Security in default
(c) Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)  Fair Valued Security.
(e)  Denotes a non-income producing security.
(f) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

GARTMORE VALUE OPPORTUNITIES FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (96.1%)
BANKS (8.3%)
BankAtlantic Bancorp, Inc.                                                18,460     $       354,800
BOK Financial Corp. (b)                                                    7,632             321,384
Capital Corp. of the West                                                    830              37,475
Colonial Bancgroup, Inc.                                                  17,000             343,060
Columbia Banking System, Inc.                                              9,500             223,725
First Financial Bancorp.                                                   9,400             163,842
Franklin Bank Corp. (b)                                                   16,900             298,454
Oriental Financial Group, Inc.                                            11,880             335,016
Placer Sierra Bancshares                                                  10,400             268,102
Security Bank Corp.                                                        4,546             186,386
                                                                                     ---------------
                                                                                           2,532,244
                                                                                     ---------------
CAPITAL GOODS (11.9%)
Alliant Techsystems, Inc. (b)                                              3,400             226,372
Beacon Roofing Supply, Inc. (b)                                           11,100             222,000
Carlisle Cos., Inc.                                                        5,200             327,964
Flowserve Corp. (b)                                                       11,400             284,430
Genlyte Group (b)                                                          4,400             352,044
Greenbrier Cos., Inc. (The)                                                7,300             203,524
Harsco Corp.                                                               2,900             158,311
Hubbell, Inc.                                                              3,700             183,224
Joy Global, Inc.                                                           6,300             175,959
Kaydon Corp.                                                               6,900             214,107
NCI Building Systems (b)                                                   6,800             258,060
Oshkosh Truck Corp.                                                        4,110             301,633
Thomas & Betts Corp. (b)                                                  10,900             318,389
Universal Forest Products, Inc.                                            4,310             168,650
Wabtec Corp.                                                              12,100             225,544
                                                                                     ---------------
                                                                                           3,620,211
                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES (4.6%)
Banta Corp.                                                                8,000             346,480
G & K Services, Inc.                                                       6,600             294,294
NCO Group, Inc. (b)                                                       13,800             314,364
PeopleSupport, Inc. (b)                                                   14,100             143,538
Waste Connections, Inc. (b)                                                8,950             281,567
                                                                                     ---------------
                                                                                           1,380,243
                                                                                     ---------------
CONSUMER DURABLES & APPAREL (2.9%)
Jarden Corp. (b)                                                           5,700             262,200
Marvel Enterprises, Inc. (b)                                              17,200             307,192
Yankee Candle Co. (b)                                                      9,600             314,496
                                                                                     ---------------
                                                                                             883,888
                                                                                     ---------------
DIVERSIFIED FINANCIALS (5.4%)
Affiliated Managers Group, Inc. (b)                                        6,650             421,677
American Capital Strategies Ltd.                                          11,900             404,600
National Financial Partners Corp.                                          6,700             261,769
Piper Jaffray Co. (b)                                                      5,500             217,690
QC Holdings, Inc. (b)                                                     10,000             174,000
TradeStation Group, Inc. (b)                                              22,300             136,030
                                                                                     ---------------
                                                                                           1,615,766
                                                                                     ---------------

ENERGY (8.9%)
Energy Partners, Ltd. (b)                                                 15,000             329,250
Hornbeck Offshore Services, Inc. (b)                                       5,400             117,180
KCS Energy, Inc. (b)                                                      26,100             379,755
Key Energy Services, Inc. (b)                                             19,900             246,959
Meridian Resource Corp. (b)                                               55,300             293,643
Offshore Logistics, Inc. (b)                                               6,500             207,415
Oil States International, Inc. (b)                                        17,300             329,565
Range Resources Corp.                                                     19,530             433,371
Western Gas Resources, Inc.                                               12,200             371,490
                                                                                     ---------------
                                                                                           2,708,628
                                                                                     ---------------
FOOD, BEVERAGES & TOBACCO (1.7%)
Chiquita Brands International, Inc.                                        9,100             208,845
Ralcorp Holding, Inc.                                                      7,200             316,800
                                                                                     ---------------
                                                                                             525,645
                                                                                     ---------------
HEALTH CARE EQUIPMENT & SERVICES (2.8%)
Adeza Biomedical Corp. (b)                                                 5,930              94,228
Amedisys, Inc. (b)                                                         8,800             264,880
Chemed Corp.                                                               4,600             329,452
PerkinElmer, Inc.                                                          7,000             160,930
                                                                                     ---------------
                                                                                             849,490
                                                                                     ---------------
HOTELS RESTAURANTS & LEISURE (0.9%)
Jack In the Box, Inc. (b)                                                  7,500             259,350
                                                                                     ---------------
HOUSEHOLD & PERSONAL PRODUCTS (1.3%)
Elizabeth Arden, Inc. (b)                                                 16,000             378,720
                                                                                     ---------------
INSURANCE (4.5%)
Allmerica Financial Corp. (b)                                              5,800             189,370
Aspen Insurance Holdings Ltd.                                             12,847             331,581
ProAssurance Corp. (b)                                                     7,400             283,050
Tower Group, Inc.                                                         21,300             250,062
Triad Guaranty, Inc. (b)                                                   5,422             293,384
                                                                                     ---------------
                                                                                           1,347,447
                                                                                     ---------------
MATERIALS (7.8%)
Airgas, Inc.                                                               9,100             214,032
Commercial Metals Co.                                                     10,400             300,560
Glatfelter Co.                                                            20,500             278,390
Lyondell Chemical Co.                                                     10,345             304,350
Mosaic Co. (The) (b)                                                      17,100             282,150
OM Group, Inc. (b)                                                         8,300             269,086
RTI International Metals, Inc. (b)                                         7,700             187,880
USEC, Inc.                                                                 4,100              48,052
Wellman, Inc.                                                             20,900             219,450
Wheeling-Pittsburgh Corp. (b)                                              7,000             243,600
                                                                                     ---------------
                                                                                           2,347,550
                                                                                     ---------------
PHARMACEUTICALS & BIOTECHNOLOGY (1.4%)
Bone Care International, Inc. (b)                                          5,600             158,480
Par Pharmaceutical Cos, Inc. (b)                                             800              30,320
Protein Design Labs, Inc. (b)                                             11,600             233,972
                                                                                     ---------------
                                                                                             422,772
                                                                                     ---------------
REAL ESTATE (7.9%)
American Financial Realty Trust                                           23,100             347,655
Ashford Hospitality Trust                                                 35,545             356,872
BioMed Realty Trust, Inc.                                                 17,100             341,145
Eagle Hospitality Properties Trust I                                      25,940             253,953
Friedman, Billings, Ramsey Group, Inc.                                    18,600             366,048
Nationwide Health Properties, Inc.                                        13,700             297,153
New Century Financial Corp.                                                6,700             401,262
Trammell Crow Co. (b)                                                        738              12,502
                                                                                     ---------------
                                                                                           2,376,590
                                                                                     ---------------

RETAILING (4.5%)
Abercrombie & Fitch Co.                                                    2,000             100,240
Alloy, Inc. (b)                                                           19,000             134,330
Finish Line, Inc., Class A                                                10,900             221,270
Genesco, Inc. (b)                                                          8,900             257,566
Saks, Inc.                                                                17,000             241,910
TBC Corp. (b)                                                              1,800              45,972
WESCO International, Inc. (b)                                             10,700             361,553
                                                                                     ---------------
                                                                                           1,362,841
                                                                                     ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Atmel Corp. (b)                                                           48,002             146,886
                                                                                     ---------------
SOFTWARE & SERVICES (3.6%)
Ask Jeeves, Inc. (b)                                                      11,100             314,796
BEA Systems, Inc. (b)                                                     17,100             145,692
CCC Information Services Group, Inc. (b)                                  10,100             234,219
CNET Networks, Inc. (b)                                                   18,200             200,200
InterVoice, Inc. (b)                                                       4,000              47,480
Retek, Inc. (b)                                                           23,600             148,208
                                                                                     ---------------
                                                                                           1,090,595
                                                                                     ---------------
TECHNOLOGY HARDWARE & EQUIPMENT (6.5%)
Coherent, Inc. (b)                                                         7,700             231,000
Comtech Telecommunications Corp. (b)                                       3,200             105,088
Enterasys Networks, Inc. (b)                                              41,400              58,374
Harris Corp.                                                               5,900             382,143
Inter-Tel, Inc.                                                            8,487             224,821
Intergraph Corp. (b)                                                       8,500             252,535
Komag, Inc. (b)                                                           15,300             297,279
ThermoGenesis Corp. (b)                                                   34,000             195,500
Western Digital Corp. (b)                                                 18,800             202,476
                                                                                     ---------------
                                                                                           1,949,216
                                                                                     ---------------
TELECOMMUNICATION SERVICES (1.4%)
Centennial Communications Corp. (b)                                       19,300             167,910
NII Holdings, Inc. (b)                                                     4,900             263,620
                                                                                     ---------------
                                                                                             431,530
                                                                                     ---------------
TRANSPORTATION (3.4%)
Kirby Corp. (b)                                                            7,570             333,382
Laidlaw International, Inc. (b)                                           10,800             235,116
RailAmerica, Inc. (b)                                                     21,413             277,727
USF Corp.                                                                  5,300             174,688
                                                                                     ---------------
                                                                                           1,020,913
                                                                                     ---------------
UTILITIES (5.9%)
Energen Corp.                                                              6,000             351,840
IDACORP, Inc.                                                             12,100             366,509
PNM Resources, Inc.                                                       14,700             370,881
Westar Energy, Inc.                                                       16,300             379,790
WPS Resources Corp.                                                        5,800             296,380
                                                                                     ---------------
                                                                                           1,765,400
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       29,015,925
                                                                                     ---------------

CASH EQUIVALENTS (3.5%)
Investments in repurchase agreements (collateralized by AA
 Corporate Bonds in a joint trading account at 2.40%,
 dated 01/31/05, due 02/01/05, repurchase price $1,043,912)            1,043,842           1,043,842
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                     1,043,842
                                                                                     ---------------

TOTAL INVESTMENTS (COST $27,748,854) (a) - 99.6%                                          30,059,767
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                                 106,470
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    30,166,237
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Non-income producing securities.

GARTMORE MICRO CAP EQUITY FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (93.9%)
APPAREL (3.4%)
Jos. A. Bank Clothiers, Inc. (b)                                         114,200     $     3,277,540
Lakeland Industries, Inc. (b)                                            120,000           2,370,000
                                                                                     ---------------
                                                                                           5,647,540
                                                                                     ---------------
AUDIO/VIDEO PRODUCTS (1.1%)
Digital Theater Systems, Inc. (b)                                         90,000           1,836,900
                                                                                     ---------------
BANK HOLDINGS COMPANIES (2.3%)
Community Bancorp (b)                                                     19,100             535,182
Pacific Premier Bancorp, Inc. (b)                                        151,900           1,841,028
Royal Bancshares of Pennsylvania, Inc., Class A                           53,366           1,377,912
                                                                                     ---------------
                                                                                           3,754,122
                                                                                     ---------------
CASINO SERVICES (1.8%)
Mikohn Gaming Corp. (b)                                                  300,000           3,000,000
                                                                                     ---------------
CHEMICALS (1.7%)
American Vanguard Corp. (b)                                               80,000           2,877,600
                                                                                     ---------------
COMMERCIAL SERVICES (2.0%)
Cash Systems, Inc. (b)                                                   203,100           1,736,505
Source Interlink Cos., Inc. (b)                                          125,000           1,485,625
                                                                                     ---------------
                                                                                           3,222,130
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (8.2%)
AMX Corp. (b)                                                            100,000           1,621,000
Captiva Software Corp. (b)                                               250,000           2,565,000
ClickSoftware Co. (b)                                                    800,000           2,056,000
QAD, Inc.                                                                200,000           1,652,000
SBS Technologies, Inc. (b)                                                63,839             831,822
Smith Micro Software, Inc. (b)                                           360,000           2,689,200
SS&C Technologies, Inc.                                                  100,000           2,187,000
                                                                                     ---------------
                                                                                          13,602,022
                                                                                     ---------------
CONSULTING SERVICES (1.5%)
Perficient, Inc. (b)                                                     325,000           2,531,750
                                                                                     ---------------
CONTAINERS & PACKAGING (1.2%)
Packaging Dynamics Corp.                                                 146,400           2,035,106
                                                                                     ---------------
COSMETICS (1.5%)
CCA Industries, Inc.                                                     184,900           2,485,056
                                                                                     ---------------
DATA PROCESSING (0.5%)
Innodata Isogen, Inc. (b)                                                204,700             845,411
                                                                                     ---------------
DIAGNOSTIC EQUIPMENT (1.5%)
Adeza Biomedical Corp. (b)                                                45,200             718,228
Meridian Bioscience, Inc.                                                120,000           1,786,800
                                                                                     ---------------
                                                                                           2,505,028
                                                                                     ---------------
ELECTRONIC FORMS (0.7%)
DataTRAK International, Inc. (b)                                         100,000           1,083,000
                                                                                     ---------------
ELECTRONICS (6.5%)
Axsys Technologies, Inc. (b)                                              84,843           1,455,906
Cyberoptics Corp. (b)                                                    140,000           1,891,400
Fargo Electronics (b)                                                    150,000           2,119,500

LeCroy Corp. (b)                                                         100,000           2,337,000
Lowrance Electronics, Inc.                                                90,000           2,851,200
                                                                                     ---------------
                                                                                          10,655,006
                                                                                     ---------------
FINANCIAL (1.8%)
World Acceptance Corp. (b)                                               100,000           2,983,000
                                                                                     ---------------
FOOD & RELATED (1.9%)
SunOpta, Inc. (b)                                                        452,400           3,202,992
                                                                                     ---------------
HEALTHCARE (3.4%)
America Service Group, Inc. (b)                                           95,100           2,608,593
Option Care, Inc.                                                        175,000           3,025,750
                                                                                     ---------------
                                                                                           5,634,343
                                                                                     ---------------
HUMAN RESOURCES (1.8%)
Kforce, Inc. (b)                                                         275,000           3,044,250
                                                                                     ---------------
INSTRUMENTS - CONTROLS (1.0%)
X-Rite, Inc.                                                             110,000           1,675,300
                                                                                     ---------------
INTERNET (2.3%)
Aladdin Knowledge Systems (b)                                             14,800             374,292
Imergent, Inc. (b)                                                       160,000           3,376,000
                                                                                     ---------------
                                                                                           3,750,292
                                                                                     ---------------
LASERS (3.3%)
Metrologic Instruments, Inc. (b)                                         150,000           3,074,250
Rofin-Sinar Technologies, Inc. (b)                                        60,000           2,406,000
                                                                                     ---------------
                                                                                           5,480,250
                                                                                     ---------------
MANUFACTURING (0.5%)
Raven Industries, Inc.                                                    42,087             773,559
                                                                                     ---------------
MEDICAL EQUIPMENT & SUPPLIES (10.0%)
Angiodynamics, Inc. (b)                                                  150,000           3,169,501
Encore Medical Corp. (b)                                                 300,000           1,692,000
I-Flow Corp. (b)                                                         120,000           2,107,200
Lifeline Systems, Inc. (b)                                                50,000           1,364,500
Memry Corp. (b)                                                          600,000           1,230,000
Microtek Medical Holdings, Inc. (b)                                      600,000           2,394,000
Quinton Cardiology Systems, Inc. (b)                                     200,000           1,922,200
ThermoGenesis Corp. (b)                                                  425,000           2,443,750
                                                                                     ---------------
                                                                                          16,323,151
                                                                                     ---------------
MEDICAL SERVICES (1.1%)
Metropolitan Health Networks, Inc. (b)                                   614,343           1,873,746
                                                                                     ---------------
OFFICE AUTOMATION & EQUIPMENT (1.5%)
TRM Corp. (b)                                                            100,000           2,399,000
                                                                                     ---------------
OIL & GAS (2.4%)
Lufkin Industries, Inc.                                                   55,800           2,248,182
Mission Resources Corp. (b)                                              300,000           1,710,000
                                                                                     ---------------
                                                                                           3,958,182
                                                                                     ---------------
PHARMACEUTICALS (1.3%)
Bone Care International, Inc. (b)                                         75,000           2,122,500
                                                                                     ---------------
POLLUTION CONTROL (1.9%)
Duratek, Inc. (b)                                                        110,000           3,083,300
                                                                                     ---------------
REAL ESTATE SERVICES (1.3%)
HouseValues, Inc. (b)                                                    150,000           2,130,000
                                                                                     ---------------
RETAIL (3.3%)
PC Mall, Inc. (b)                                                        160,000           2,643,200
Sportsman's Guide, Inc. (The) (b)                                        120,000           2,848,800
                                                                                     ---------------
                                                                                           5,492,000
                                                                                     ---------------

SEMICONDUCTORS (2.2%)
FSI International, Inc. (b)                                              400,000           1,716,000
Rudolph Technologies, Inc. (b)                                           125,000           1,968,750
                                                                                     ---------------
                                                                                           3,684,750
                                                                                     ---------------
SERVICES (1.5%)
Providence Service Corp. (b)                                             120,000           2,436,000
                                                                                     ---------------
TECHNOLOGY (1.9%)
Digi International, Inc. (b)                                             125,000           1,861,250
Excel Technology, Inc. (b)                                                56,700           1,315,440
                                                                                     ---------------
                                                                                           3,176,690
                                                                                     ---------------
TELECOMMUNICATION EQUIPMENT (1.0%)
Sirenza  Microdevices, Inc. (b)                                          390,000           1,688,700
                                                                                     ---------------
TELECOMMUNICATIONS (7.1%)
Comtech Telecommunications Corp. (b)                                      55,000           1,806,200
EFJ, Inc. (b)                                                            300,000           2,742,000
Micronetics, Inc. (b)                                                    200,000           1,824,000
Radyne ComStream, Inc. (b)                                               252,700           2,211,125
Westell Technologies, Inc., Class A (b)                                  425,000           3,219,375
                                                                                     ---------------
                                                                                          11,802,700
                                                                                     ---------------
TRANSPORTATION (5.1%)
Celadon Group, Inc. (b)                                                  140,000           3,333,400
Dynamex, Inc. (b)                                                        100,000           1,810,000
HUB Group, Inc., Class A (b)                                              35,000           1,906,100
Marten Transport, Ltd. (b)                                                55,000           1,302,950
                                                                                     ---------------
                                                                                           8,352,450
                                                                                     ---------------
VETERINARY DIAGNOSTICS (0.8%)
Neogen Corp. (b)                                                          70,000           1,344,700
                                                                                     ---------------
VETERINARY SERVICES (0.5%)
PetMed Express, Inc. (b)                                                 101,300             769,880
                                                                                     ---------------
VITAMINS & NUTRITION PRODUCTS (1.1%)
Natural Alternatives International, Inc. (b)                             200,000           1,808,000
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                      155,070,406
                                                                                     ---------------
CASH EQUIVALENTS (6.2%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and U.S. Agency Securities,
in a joint trading account at 2.40%, dated 01/31/05,
due 02/01/05, repurchase price $10,199,767)                           10,199,087          10,199,087
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    10,199,087
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING (8.2%)
Pool of various securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $    13,584,404          13,584,404
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING                                                                                  13,584,404
                                                                                     ---------------

TOTAL INVESTMENTS (COST $167,227,932) (a) - 108.3%                                       178,853,897
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%                                           (13,727,209)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   165,126,688
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS - LONG POSITIONS (c) (50.1%)
BASIC INDUSTRY / GOLD (1.4%)
Praxair, Inc.                                                              6,450     $       278,318
United States Steel Corp.                                                  4,710             243,978
                                                                                     ---------------
                                                                                             522,296
                                                                                     ---------------
CAPITAL GOODS / DEFENSE (4.8%)
Bucyrus Intl, Inc.                                                        10,240             375,808
Caterpillar, Inc.                                                          5,780             514,998
General Dynamics Corp.                                                     3,600             371,700
Tyco International Ltd.                                                   14,880             537,763
                                                                                     ---------------
                                                                                           1,800,269
                                                                                     ---------------
CONSUMER CYCLICAL (4.8%)
Darden Restaurants, Inc.                                                   8,580             253,625
Nordstrom, Inc.                                                            7,360             355,120
Pacific Sunwear of California, Inc. (b)                                   13,340             326,697
Rare Hospitality International, Inc. (b)                                  12,120             381,779
Wal-Mart Stores, Inc.                                                      5,550             290,820
Warnaco Group, Inc. (The) (b)                                              9,600             207,456
                                                                                     ---------------
                                                                                           1,815,497
                                                                                     ---------------
CONSUMER STAPLE (3.4%)
Coors (Adolph) Co.                                                         4,580             341,668
PepsiCo, Inc.                                                             17,760             953,712
                                                                                     ---------------
                                                                                           1,295,380
                                                                                     ---------------
ENERGY (3.7%)
ENSCO International, Inc.                                                  7,850             268,706
Murphy Oil Corp.                                                           4,240             378,547
Nabors Industries Ltd. (b)                                                 7,270             366,408
Peabody Energy Corp.                                                       4,490             380,527
                                                                                     ---------------
                                                                                           1,394,188
                                                                                     ---------------
FINANCE (6.6%)
Bank of America Corp.                                                      8,250             382,553
Capital One Financial Corp.                                                4,290             335,821
Franklin Resources, Inc.                                                   8,000             542,879
Goldman Sachs Group, Inc.                                                  2,790             300,902
Investors Financial Services Corp.                                         7,950             400,759
Morgan Stanley Dean Witter & Co.                                           4,500             251,820
Partnerre Ltd.                                                             4,580             290,235
                                                                                     ---------------
                                                                                           2,504,969
                                                                                     ---------------
HEALTH CARE (6.1%)
Abbott Laboratories                                                        7,480             336,750
Invitrogen Corp. (b)                                                       5,310             364,850
Medcohealth Solutions, Inc. (b)                                            5,250             223,493
Sepracor, Inc. (b)                                                         4,340             248,161
St. Jude Medical, Inc. (b)                                                 9,880             388,085
Triad Hospitals, Inc. (b)                                                  9,450             384,521
Wellpoint, Inc. (b)                                                        3,060             371,790
                                                                                     ---------------
                                                                                           2,317,650
                                                                                     ---------------
MEDIA / SERVICES (3.8%)
Cablevision Systems Corp. (b)                                             13,400             367,026
MGM Grand, Inc. (b)                                                        4,740             340,379

News Corp.                                                                22,200             377,400
Starwood Hotels & Resorts Worldwide, Inc.                                  6,150             356,024
                                                                                     ---------------
                                                                                           1,440,829
                                                                                     ---------------
TECHNOLOGY (13.1%)
Altera Corp. (b)                                                          15,140             290,688
Ask Jeeves, Inc. (b)                                                      14,090             399,592
Broadcom Corp. (b)                                                         8,500             270,555
Check Point Software Technologies Ltd. ADR - IL (b)                       11,500             279,220
Intel Corp.                                                               25,260             567,087
KLA-Tencor Corp. (b)                                                      13,090             605,414
Maxim Integrated Products, Inc.                                            1,160              45,252
Monster Worldwide, Inc. (b)                                                6,200             193,998
Nvidia Corp. (b)                                                          19,070             437,084
QLogic Corp. (b)                                                          11,640             445,579
Quest Software, Inc. (b)                                                  19,500             276,900
Symantec Corp. (b)                                                        16,420             383,407
Tech Data Corp. (b)                                                        9,710             408,111
Verisign, Inc. (b)                                                        15,220             393,285
                                                                                     ---------------
                                                                                           4,996,172
                                                                                     ---------------
TELECOMMUNICATIONS (0.7%)
Lightbridge, Inc. (b)                                                     42,190             251,452
                                                                                     ---------------
TRANSPORTATION (1.7%)
America West Holdings Corp. (b)                                           24,700             123,747
Canadian National Railway Co. ADR - CA                                     4,480             266,336
Continental Airlines (b)                                                  23,100             240,702
                                                                                     ---------------
                                                                                             630,785
                                                                                     ---------------
TOTAL COMMON STOCKS - LONG POSITIONS (c)                                                  18,969,487
                                                                                     ---------------
CASH EQUIVALENTS (50.3%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds
and U.S. Agency Securities, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $19,033,835)                                    $    19,032,566          19,032,566
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    19,032,566
                                                                                     ---------------

TOTAL INVESTMENTS (COST $37,279,933) (a) - 100.4%                                         38,002,053
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                                              (160,813)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    37,841,240
                                                                                     ===============

----------
(a) See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  All long positions held as collateral for securities sold short.

ADR  American Depositary Receipt
CA   Canada
IL   Israel

GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                      SHARES              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS - SHORT POSITIONS (32.7%)
BASIC INDUSTRY / GOLD (0.9%)
Alcoa, Inc.                                                               11,730     $       346,152
                                                                                     ---------------
CAPITAL GOODS / DEFENSE (1.5%)
FLIR Systems, Inc. (b)                                                     2,980             181,631
Nucor Corp.                                                                6,860             385,258
                                                                                     ---------------
                                                                                             566,889
                                                                                     ---------------
CONSUMER CYCLICAL (5.7%)
Avon Products, Inc.                                                        8,540             360,559
Hot Topic, Inc. (b)                                                       21,140             409,693
International Paper Co.                                                   10,600             414,990
Ross Stores, Inc.                                                         15,440             441,892
Weight Watchers International, Inc. (b)                                   11,410             534,672
                                                                                     ---------------
                                                                                           2,161,806
                                                                                     ---------------
CONSUMER STAPLE (3.7%)
Bunge Ltd.                                                                 5,450             308,143
Campbell Soup Co.                                                         13,900             407,548
Coca-Cola Enterprises, Inc.                                               17,220             377,979
Outback Steakhouse                                                         6,750             310,838
                                                                                     ---------------
                                                                                           1,404,508
                                                                                     ---------------
ENERGY (3.7%)
Anadarko Petroleum Corp.                                                   8,540             565,433
Pioneer Natural Resources Co.                                              7,340             281,783
Transocean, Inc. (b)                                                      12,340             542,960
                                                                                     ---------------
                                                                                           1,390,176
                                                                                     ---------------
FINANCE (3.5%)
Archipelago Holdings, Inc. (b)                                            14,500             275,065
J.P. Morgan Chase & Co.                                                    5,100             190,383
Janus Capital Group, Inc.                                                 25,050             371,492
Willis Group Holdings Ltd.                                                 6,190             239,429
XL Capital Ltd.                                                            3,150             235,557
                                                                                     ---------------
                                                                                           1,311,926
                                                                                     ---------------
HEALTH CARE (3.3%)
Aon Corp.                                                                 10,960             249,230
Edwards Lifesciences Corp. (b)                                             8,340             339,439
HCA, Inc.                                                                  4,240             188,765
Onyx Pharmaceuticals, Inc. (b)                                             9,260             268,910
Telik, Inc. (b)                                                           11,600             220,632
                                                                                     ---------------
                                                                                           1,266,976
                                                                                     ---------------
MEDIA / SERVICES (2.2%)
CarMax, Inc. (b)                                                           9,080             262,684
Tibco Software, Inc. (b)                                                  18,620             204,634
Viacom, Inc.                                                               9,340             348,756
                                                                                     ---------------
                                                                                             816,074
                                                                                     ---------------
TECHNOLOGY (4.7%)
Computer Associates International, Inc.                                   12,270             333,621
International Game Technology                                              6,110             191,243
Network Appliance, Inc. (b)                                               19,320             615,150
SAP AG ADR - DE                                                            9,420             364,742
Teradyne, Inc. (b)                                                        20,400             286,212
                                                                                     ---------------
                                                                                           1,790,968
                                                                                     ---------------

TRANSPORTATION (3.5%)
Arkansas Best Corp.                                                       11,520             462,758
Expeditors International of Washington, Inc.                               5,200             291,928
Pacer International, Inc. (b)                                             13,750             268,950
Union Pacific Corp.                                                        5,060             301,576
                                                                                     ---------------
                                                                                           1,325,212
                                                                                     ---------------
TOTAL COMMON STOCKS - SHORT POSITIONS                                                     12,380,687
                                                                                     ---------------
MUTUAL FUND (2.0%) - SHORT POSITIONS
INDEX FUND-SMALL CAP (2.0%)
Ishares Russell 2000 Growth                                               11,800             759,330
                                                                                     ---------------
TOTAL MUTUAL FUND - SHORT POSITIONS                                                          759,330
                                                                                     ---------------

TOTAL INVESTMENTS (PROCEEDS $12,738,350) (a) - 34.7%                                 $    13,140,017
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

ADR  American Depositary Receipt
DE   Germany

GARTMORE CONVERTIBLE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                      SHARES
                                                                        OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
CONVERTIBLE BONDS (61.8%)
AEROSPACE/DEFENSE (4.1%)
Alliant Techsystems, Inc., 2.75%, 02/15/24                               500,000     $       533,750
Armor Holdings, Inc., 2.00%, 11/01/24                                    635,000             684,212
Lockheed Martin Corp., 2.04%, 08/15/33                                   355,000             368,689
                                                                                     ---------------
                                                                                           1,586,651
                                                                                     ---------------
APPAREL MANUFACTURING (1.8%)
Kellwood Co., 3.50%, 06/15/34                                            220,000             206,250
Kellwood Co., 3.50%, 06/15/34 (b)                                        500,000             468,750
                                                                                     ---------------
                                                                                             675,000
                                                                                     ---------------
BANKS (2.4%)
Bankunited Capital Trust, 3.13%, 03/01/34 (b)                            400,000             403,500
Bankunited Capital Trust, 3.13%, 03/01/34                                500,000             504,375
                                                                                     ---------------
                                                                                             907,875
                                                                                     ---------------
BATTERIES/BATTERY SYSTEMS (1.7%)
Wilson Greatbatch Tech, 2.25%, 06/15/13                                  775,000             655,844
                                                                                     ---------------
BROADCASTING (2.0%)
Liberty Media Corp., 3.25%, 03/15/31                                     810,000             753,300
                                                                                     ---------------
BUSINESS SERVICES (1.8%)
Bearingpoint, Inc., 2.50%, 12/15/24 (b)                                  655,000             676,288
                                                                                     ---------------
CHEMICALS - DIVERSIFIED (1.5%)
Hercules, Inc., 6.50%, 06/30/29                                          695,000             576,850
                                                                                     ---------------
COMMERCIAL EQUIPMENT (1.5%)
Fisher Scientific International, 3.25%, 03/01/24                         530,000             585,650
                                                                                     ---------------
COMPUTER SERVICES/SOFTWARE (5.9%)
Concord Communications, 3.00%, 12/15/23                                  395,000             345,625
Electronic Data Systems, 3.88%, 07/15/23                                 680,000             695,300
Open Solutions, Inc., 1.47%, 02/02/35 (b)                                859,000             486,409
Quantum Corp., 4.38%, 08/01/10                                           750,000             761,250
                                                                                     ---------------
                                                                                           2,288,584
                                                                                     ---------------
CREDIT CARD SERVICES (2.2%)
American Express Credit Corp., 1.85%, 12/01/33                           810,000             843,413
                                                                                     ---------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS (2.9%)
Corning, Inc., 4.88%, 03/01/08                                           735,000             760,725
Mentor Graphics, 3.86%, 08/06/23                                         370,000             362,145
                                                                                     ---------------
                                                                                           1,122,870
                                                                                     ---------------
ENGINEERING (1.0%)
Fluor Corp., 1.50%, 02/15/24                                             360,000             402,300
                                                                                     ---------------

FINANCIAL SERVICES (1.8%)
Goldman Sachs Group, Inc., 1.50%, 07/23/09                               700,000             701,953
                                                                                     ---------------
INSURANCE (1.5%)
American Equity Investment Life, 5.25%, 12/06/24 (b)                     540,000             593,325
                                                                                     ---------------
MANUFACTURING (2.0%)
3M Company, 1.10%, 11/21/32                                              850,000             768,188
                                                                                     ---------------
MULTIMEDIA (2.0%)
Walt Disney Co., 2.13%, 04/15/23                                         700,000             780,500
                                                                                     ---------------
OIL & GAS (10.1%)
Cooper Cameron Corp., 1.50%, 05/15/24                                    980,000           1,048,599
Grey Wolf, Inc., 3.75%, 05/07/23                                         400,000             412,000
Nabors Industries, Inc., 1.01%, 06/15/23                                 800,000             770,000
Pride International, Inc., 3.25%, 05/01/33 (b)                           500,000             578,125
Pride International, Inc., 3.25%, 05/01/33                               150,000             173,438
Schlumberger Ltd., 2.13%, 06/01/23                                       840,000             903,000
                                                                                     ---------------
                                                                                           3,885,162
                                                                                     ---------------
PAPER & RELATED PRODUCTS (2.6%)
Sealed Air Corp., 3.00%, 06/30/33 (b)                                  1,000,000           1,003,750
                                                                                     ---------------
PHARMACEUTICALS (4.2%)
Bristol-Meyers Squibb, 1.99%, 09/15/23                                   500,000             497,405
Pharmaceutical Resources, 2.88%, 09/30/10                                575,000             519,656
Watson Pharmaceuticals, 1.75%, 03/15/23                                  600,000             588,749
                                                                                     ---------------
                                                                                           1,605,810
                                                                                     ---------------
RETAIL (4.7%)
Best Buy, 2.25%, 01/15/22                                                535,000             552,387
Mens Wearhouse, 3.13%, 10/15/23                                          465,000             485,344
Reebok International Ltd., 2.00%, 05/01/24                               700,000             759,499
                                                                                     ---------------
                                                                                           1,797,230
                                                                                     ---------------
TELECOMMUNICATION EQUIPMENT (1.7%)
ADC Telecommunications, 3.07%, 06/15/13                                  655,000             663,188
                                                                                     ---------------
TRAVEL SERVICES (1.4%)
Pegasus Solutions, Inc., 3.88%, 07/15/23                                 570,000             525,825
                                                                                     ---------------
WIRELESS EQUIPMENT (1.0%)
American Tower Corp., 3.00%, 08/15/12 (b)                                330,000             369,188
                                                                                     ---------------
TOTAL CONVERTIBLE BONDS                                                                   23,768,744
                                                                                     ---------------
CONVERTIBLE PREFERRED STOCKS (33.8%)
AEROSPACE & DEFENSE (3.0%)
Coltec Capital Trust                                                      15,000             725,625
Northrop Grumman Corp.                                                     3,300             429,825
                                                                                     ---------------
                                                                                           1,155,450
                                                                                     ---------------

AUTOMOTIVE CREDIT (0.9%)
Ford Motor Co.                                                             7,300             364,854
                                                                                     ---------------
BANKS (4.2%)
Sovereign Cap Trust IV                                                    18,900             933,188
Washington Mutual, Inc.                                                   12,800             694,400
                                                                                     ---------------
                                                                                           1,627,588
                                                                                     ---------------
BUILDING PRODUCTS (0.8%)
Texas Industries, Inc.                                                     5,900             297,950
                                                                                     ---------------
ENERGY (2.3%)
Centerpointe Energy, Inc.                                                 24,400             881,377
                                                                                     ---------------
FUNERAL SERVICES (1.2%)
Carriage Services, Inc.                                                    9,890             446,286
                                                                                     ---------------
GOVERNMENT AGENCY (2.9%)
FNMA Series 2004-1                                                            11           1,135,750
                                                                                     ---------------
HEALTHCARE SERVICES (2.0%)
McKesson Financing Trust                                                  14,500             755,813
                                                                                     ---------------
INSURANCE (9.9%)
Genworth Financial, Inc.                                                  23,000             730,020
Platinum Underwriters                                                     30,000             866,249
PMI Group, Inc.                                                           28,400             710,000
Reinsurance Group of America, Inc.                                        11,700             710,775
Travelers Property Casualty                                               35,015             808,847
                                                                                     ---------------
                                                                                           3,825,891
                                                                                     ---------------
METALS (1.4%)
Freeport Corp.                                                               550             525,250
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (2.5%)
Simon Property Group LP                                                   17,000             965,430
                                                                                     ---------------
RENTAL AUTO/EQUIPMENT (1.2%)
United Rentals Trust I                                                    10,900             468,700
                                                                                     ---------------
TELECOMMUNICATIONS (1.5%)
Centurytel, Inc.                                                          22,600             568,390
                                                                                     ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                                        13,018,729
                                                                                     ---------------
CASH EQUIVALENTS (3.9%)
Investments in repurchase agreements (collateralized by
AA Corporate Bonds in a joint trading account at 2.40%,
dated 01/31/05, due 02/01/05, repurchase price $1,517,792)             1,517,691           1,517,691
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                     1,517,691
                                                                                     ---------------

TOTAL INVESTMENTS (COST $37,792,565) (a) - 99.5%                                          38,305,164
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                                 203,751
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    38,508,915
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b) Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

GARTMORE SMALL CAP GROWTH FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (104.7%)
ADVERTISING AGENCIES (1.1%)
Monster Worldwide, Inc. (b)                                                1,000     $        31,290
                                                                                     ---------------
AIRLINES (4.5%)
America West Holdings Corp.                                                9,500              47,595
Delta Air Lines, Inc. (b)                                                  9,000              48,510
Gol - Linhas Aereas Inteligentes SA ADR-BR                                 1,200              35,400
                                                                                     ---------------
                                                                                             131,505
                                                                                     ---------------
AUTOMOBILES (2.5%)
Armor Holdings, Inc.                                                       1,000              43,970
AutoNation, Inc.                                                           1,500              28,560
                                                                                     ---------------
                                                                                              72,530
                                                                                     ---------------
BANKING (4.3%)
Colonial BancGroup, Inc.                                                   2,200              44,396
East West Bancorp, Inc.                                                    1,000              38,940
Investors Financial Services Corp. (b)                                       800              40,328
                                                                                     ---------------
                                                                                             123,664
                                                                                     ---------------
BUILDING (3.6%)
Florida Rock Industries, Inc.                                              1,100              68,695
Levitt Corp.                                                               1,200              35,280
                                                                                     ---------------
                                                                                             103,975
                                                                                     ---------------
CELLULAR (1.1%)
Jamdat Mobile, Inc.                                                        1,400              30,702
                                                                                     ---------------
COMMERCIAL SERVICES (1.1%)
HMS Holdings Corp.                                                         4,000              31,200
                                                                                     ---------------
COMMUNICATION (1.5%)
Crown Castle International Corp. (b)                                       2,700              44,280
                                                                                     ---------------
COMPUTER SERVICES (2.2%)
ATI Technologies, Inc. (b)                                                 1,600              27,728
Foundry Networks, Inc.                                                     3,500              35,980
                                                                                     ---------------
                                                                                              63,708
                                                                                     ---------------
DISTRIBUTION (1.0%)
SCP Pool Corp.                                                             1,000              29,720
                                                                                     ---------------
ELECTRIC & ELECTRONIC EQUIPMENT (4.7%)
AES Corp. (b)                                                              4,300              60,415
II-VI, Inc.                                                                  400              14,820
Microsemi Corp. (b)                                                        1,900              29,317
Vital Signs, Inc.                                                            800              32,128
                                                                                     ---------------
                                                                                             136,680
                                                                                     ---------------
ENERGY (15.1%)
Allegheny Energy, Inc. (b)                                                 3,200              61,888
CMS Energy Corp. (b)                                                       3,700              38,961
El Paso Corp.                                                              4,600              50,002
El Paso Electric Co.                                                       1,900              36,936
Grand Prideco, Inc. (b)                                                    2,800              54,880
Massey Energy Co.                                                          1,000              37,930
NRG Energy, Inc.                                                           1,300              45,500
Southwestern Energy Co. (b)                                                1,500              76,950

Ultra Petroleum Corp. (b)                                                    700              36,071
                                                                                     ---------------
                                                                                             439,118
                                                                                     ---------------
FINANCE (1.3%)
First Marblehead Corp. (b)                                                   600              38,598
                                                                                     ---------------
GAMING (4.2%)
Mikohn Gaming Corp.                                                        4,000              40,000
Penn National Gaming, Inc.                                                   500              32,795
Scientific Games Corp. (b)                                                 1,900              48,868
                                                                                     ---------------
                                                                                             121,663
                                                                                     ---------------
HEALTH SERVICES (9.1%)
Cooper Cos., Inc.                                                            500              38,350
Health South Corp. (b)                                                     7,800              45,630
Horizon Health Corp.                                                       1,000              30,450
NPS Pharmaceuticals, Inc.                                                  1,700              28,050
Pediatric Services of America                                              3,000              36,003
Sierra Health Services, Inc. (b)                                             800              43,944
Varian Medical Systems, Inc. (b)                                           1,100              41,503
                                                                                     ---------------
                                                                                             263,930
                                                                                     ---------------
HOTELS & MOTELS (2.2%)
Kerzner International Ltd.                                                   500              30,165
LA Quinta Corp.                                                            4,000              34,760
                                                                                     ---------------
                                                                                              64,925
                                                                                     ---------------
HUMAN RESOURCES (1.3%)
Labor Ready, Inc.                                                          2,300              36,432
                                                                                     ---------------
MACHINERY (3.4%)
Bucyrus International, Inc.                                                1,300              47,710
Mattson Technology, Inc.                                                   6,000              49,710
                                                                                     ---------------
                                                                                              97,420
                                                                                     ---------------
MANUFACTURED HOMES (1.7%)
Nobility Homes, Inc.                                                       2,100              49,875
                                                                                     ---------------
MEDICAL (6.3%)
American Medical Systems Holdings, Inc.                                      700              27,489
Bone Care International, Inc.                                              1,000              28,300
Genitope Corp. (b)                                                         1,800              30,006
Human Genome Sciences, Inc.                                                2,600              31,070
Molina Healthcare, Inc.                                                      900              44,757
Psychiatric Solutions, Inc.                                                  600              21,240
                                                                                     ---------------
                                                                                             182,862
                                                                                     ---------------
MINING EQUIPMENT (1.4%)
Joy Global, Inc.                                                           1,500              41,895
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (4.3%)
Aames Investment Corp.                                                     1,900              19,931
Arbor Realty Trust, Inc.                                                   1,600              38,080
IndyMac Mortgage Holdings, Inc.                                            1,100              40,656
Standard-Pacific Corp. (b)                                                   400              26,612
                                                                                     ---------------
                                                                                             125,279
                                                                                     ---------------
RESTAURANTS (3.4%)
Checkers Drive-In Restaurants, Inc.                                        2,200              31,350
Sonic Corp.                                                                  900              28,656
Texas Roadhouse, Inc.                                                      1,200              38,568
                                                                                     ---------------
                                                                                              98,574
                                                                                     ---------------
RETAIL (5.4%)
Abercrombie & Fitch Co.                                                      700              35,084
American Eagle Outfitters, Inc.                                              800              40,640
Bed Bath & Beyond, Inc. (b)                                                1,100              44,319
Saks, Inc.                                                                 2,600              36,998
                                                                                     ---------------
                                                                                             157,041
                                                                                     ---------------

SEMICONDUCTORS (6.8%)
Broadcom Corp., Class A (b)                                                1,100              35,013
Intersil Corp., Class A                                                    1,900              28,177
Silicon Image, Inc. (b)                                                    2,300              27,393
Stmicroelectronics NV ADR-NL                                               1,500              25,095
Tessera Technologies, Inc.                                                 2,100              81,690
                                                                                     ---------------
                                                                                             197,368
                                                                                     ---------------
SOFTWARE (4.4%)
Bottomline Technologies, Inc.                                              2,000              28,060
Brocade Communications Systems, Inc.                                       6,000              37,200
Business Objectives SA ADR-FR (b)                                          2,500              60,975
                                                                                     ---------------
                                                                                             126,235
                                                                                     ---------------
STEEL (1.3%)
AK Steel Holding Corp. (b)                                                 2,600              37,726
                                                                                     ---------------
TECHNOLOGY (1.8%)
Plexus Corp. (b)                                                           4,500              51,840
                                                                                     ---------------
TRANSPORTATION (3.7%)
Kirby Corp.                                                                1,000              44,040
Laidlaw International, Inc.                                                1,600              34,832
UTI Worldwide, Inc.                                                          400              27,552
                                                                                     ---------------
                                                                                             106,424
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        3,036,459
                                                                                     ---------------

TOTAL INVESTMENTS (COST $3,005,157) (a) - 104.7%                                           3,036,459
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%                                              (136,651)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     2,899,808
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Non-income producing securities.
ADR  American Depositary Receipt
BR - Brazil
FR - France
NL - Netherlands

GARTMORE GROWTH FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (99.8%)
AEROSPACE / DEFENSE (0.6%)
Lockheed Martin Corp.                                                     27,150     $     1,569,542
                                                                                     ---------------
AIRLINES (0.3%)
Continental Airlines                                                      79,600             829,432
                                                                                     ---------------
COAL (0.8%)
Peabody Energy Corp.                                                      24,720           2,095,020
                                                                                     ---------------
COMPUTER EQUIPMENT (5.9%)
Cisco Systems, Inc. (b)                                                  288,092           5,197,180
Dell, Inc. (b)                                                           159,171           6,646,981
EMC Corp. (b)                                                            250,000           3,275,000
                                                                                     ---------------
                                                                                          15,119,161
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (14.1%)
Ask Jeeves, Inc. (b)                                                      48,530           1,376,311
Check Point Software Technologies Ltd. ADR - IL (b)                       57,900           1,405,812
Google, Inc. (b)                                                          10,000           1,956,300
Hyperion Solutions Corp. (b)                                              36,840           1,769,794
Intel Corp.                                                              383,361           8,606,454
Macfee, Inc. (b)                                                          50,610           1,308,269
Macromedia, Inc. (b)                                                      48,650           1,665,776
Microsoft Corp.                                                          344,162           9,044,577
Monster Worldwide, Inc. (b)                                               63,880           1,998,805
Oracle Corp. (b)                                                         139,600           1,922,292
Symantec Corp. (b)                                                        55,800           1,302,930
VeriSign, Inc. (b)                                                        52,950           1,368,228
Yahoo!, Inc. (b)                                                          72,164           2,540,894
                                                                                     ---------------
                                                                                          36,266,442
                                                                                     ---------------
CONSUMER PRODUCTS (2.1%)
Fortune Brands, Inc.                                                      30,660           2,574,827
Gillette Co. (The)                                                        55,700           2,825,104
                                                                                     ---------------
                                                                                           5,399,931
                                                                                     ---------------
DRUGS (4.3%)
Eli Lilly & Co.                                                           34,699           1,882,074
Pfizer, Inc.                                                             310,860           7,510,377
Wyeth                                                                     44,500           1,763,535
                                                                                     ---------------
                                                                                          11,155,986
                                                                                     ---------------
ELECTRONICS (0.8%)
Altera Corp. (b)                                                         103,000           1,977,600
                                                                                     ---------------
ENTERTAINMENT (0.8%)
Carnival Corp.                                                            34,340           1,977,984
                                                                                     ---------------
FINANCIAL SERVICES (8.3%)
American Express Co.                                                      66,110           3,526,969
Capital One Financial Corp.                                               64,970           5,085,851
Franklin Resources, Inc.                                                  63,900           4,336,254
Goldman Sachs Group, Inc.                                                 25,710           2,772,824
Investors Financial Services Corp. (b)                                    49,990           2,519,996
Morgan Stanley                                                            25,200           1,410,192
North Fork Bancorp, Inc.                                                  59,100           1,696,170
                                                                                     ---------------
                                                                                          21,348,256
                                                                                     ---------------
FOOD & BEVERAGE (3.7%)
Constellation Brands, Inc. (b)                                            20,180           1,047,746
Coors (Adolph) Co.                                                        26,140           1,950,044
PepsiCo, Inc.                                                            120,590           6,475,683
                                                                                     ---------------
                                                                                           9,473,473
                                                                                     ---------------

HEALTHCARE (12.8%)
Abbott Laboratories                                                       99,300           4,470,486
Aetna, Inc.                                                               17,010           2,161,121
Amgen, Inc. (b)                                                           71,508           4,450,658
Biogen Idec, Inc. (b)                                                     29,090           1,889,686
Caremark Rx, Inc. (b)                                                     63,160           2,469,556
Genentech, Inc. (b)                                                       37,240           1,776,720
Johnson & Johnson                                                        102,130           6,607,811
St. Jude Medical, Inc. (b)                                                85,150           3,344,692
UnitedHealth Group, Inc.                                                  50,350           4,476,115
WellPoint, Inc. (b)                                                       10,700           1,300,050
                                                                                     ---------------
                                                                                          32,946,895
                                                                                     ---------------
HOTELS & CASINOS (2.9%)
Marriott International, Inc.                                              67,920           4,291,185
MGM Mirage (b)                                                            42,960           3,084,958
                                                                                     ---------------
                                                                                           7,376,143
                                                                                     ---------------
HUMAN RESOURCES (1.1%)
Manpower, Inc.                                                            58,000           2,821,700
                                                                                     ---------------
INSTRUMENTS (0.9%)
Fisher Scientific International, Inc. (b)                                 36,770           2,322,026
                                                                                     ---------------
INSURANCE (1.8%)
American International Group, Inc.                                        51,603           3,420,763
Hartford Financial Services Group, Inc. (The)                             17,210           1,158,061
                                                                                     ---------------
                                                                                           4,578,824
                                                                                     ---------------
MACHINERY & EQUIPMENT (1.6%)
Caterpillar, Inc.                                                         46,830           4,172,553
                                                                                     ---------------
MANUFACTURING (6.5%)
3M Co.                                                                    46,520           3,924,427
American Standard Cos., Inc. (b)                                          34,800           1,393,392
Danaher Corp.                                                             35,142           1,928,593
General Electric Co.                                                      79,800           2,883,174
Textron, Inc.                                                             36,200           2,605,676
Tyco International Ltd.                                                  110,449           3,991,627
                                                                                     ---------------
                                                                                          16,726,889
                                                                                     ---------------
MEDICAL PRODUCTS (2.1%)
Invitrogen Corp. (b)                                                      31,200           2,143,752
Stryker Corp.                                                             36,300           1,783,782
Varian Medical Systems, Inc. (b)                                          40,300           1,520,519
                                                                                     ---------------
                                                                                           5,448,053
                                                                                     ---------------
MULTIMEDIA (2.6%)
News Corp.                                                               115,680           1,966,560
Time Warner, Inc. (b)                                                     68,350           1,230,300
Walt Disney Co. (The)                                                    119,080           3,409,260
                                                                                     ---------------
                                                                                           6,606,120
                                                                                     ---------------
OIL & GAS (3.4%)
Murphy Oil Corp.                                                          22,700           2,026,656
Nabors Industries Ltd. (b)                                                37,850           1,907,640
Praxair, Inc.                                                             66,930           2,888,030
Schlumberger Ltd.                                                         26,400           1,796,256
                                                                                     ---------------
                                                                                           8,618,582
                                                                                     ---------------
RETAIL (10.4%)
CVS Corp.                                                                 35,580           1,649,133
Harley-Davidson, Inc.                                                     30,200           1,815,322
Home Depot, Inc.                                                          63,865           2,635,070
Lowe's Cos., Inc.                                                         68,810           3,921,482
McDonald's Corp.                                                          69,200           2,241,388

Nordstrom, Inc.                                                           59,420           2,867,015
Pacific Sunwear of California, Inc. (b)                                   75,800           1,856,342
Panera Bread                                                              21,800           1,111,800
Target Corp.                                                              56,785           2,882,974
Tiffany & Co.                                                             35,000           1,100,050
Wal-Mart Stores, Inc.                                                     91,358           4,787,159
                                                                                     ---------------
                                                                                          26,867,735
                                                                                     ---------------
SEMICONDUCTORS (8.2%)
Broadcom Corp. (b)                                                        60,000           1,909,800
International Rectifier Corp. (b)                                         51,500           2,016,225
KLA-Tencor Corp. (b)                                                      70,000           3,237,500
Lam Research Corp. (b)                                                    48,540           1,298,930
Maxim Integrated Products, Inc.                                           64,920           2,532,529
NVIDIA Corp. (b)                                                         173,460           3,975,703
QLogic Corp. (b)                                                         106,630           4,081,797
Texas Instruments, Inc.                                                   87,800           2,037,838
                                                                                     ---------------
                                                                                          21,090,322
                                                                                     ---------------
TECHNOLOGY (1.2%)
Tech Data Corp. (b)                                                       75,710           3,182,091
                                                                                     ---------------
TELECOMMUNICATIONS (1.3%)
Juniper Networks, Inc. (b)                                                59,100           1,485,183
QUALCOMM, Inc.                                                            48,260           1,797,202
                                                                                     ---------------
                                                                                           3,282,385
                                                                                     ---------------
TRANSPORTATION (1.3%)
C.H. Robinson Worldwide, Inc.                                             28,000           1,442,000
Canadian National Railway Co. ADR - CA                                    32,000           1,902,400
                                                                                     ---------------
                                                                                           3,344,400
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                      256,597,545
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING (5.1%)
Pool of  short-term securities for Gartmore
Mutual Funds -  Notes to Statement of Investments
(Securities Lending)                                             $    13,177,790          13,177,790
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                        13,177,790
                                                                                     ---------------
TOTAL INVESTMENTS (COST $257,762,848) (a) - 104.9%                                       269,775,335
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%                                           (12,610,627)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   257,164,708
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

ADR  American Depositary Receipt
CA   Canada
IL   Israel

GARTMORE LARGE CAP VALUE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (1.1%)
Northrop Grumman Corp.                                                     6,000     $       311,280
                                                                                     ---------------
AIR FREIGHT & LOGISTICS (0.9%)
FedEx Corp.                                                                2,600             248,690
                                                                                     ---------------
AUTOMOBILES (0.9%)
Ford Motor Co.                                                            19,100             251,547
                                                                                     ---------------
BANKS (11.2%)
Bank of America Corp.                                                     29,818           1,382,661
BB&T Corp.                                                                 5,500             217,085
U.S. Bancorp                                                              16,000             480,800
Wachovia Corp.                                                             9,700             532,045
Wells Fargo Co.                                                            8,300             508,790
                                                                                     ---------------
                                                                                           3,121,381
                                                                                     ---------------
CAPITAL GOODS (0.7%)
Parker-Hannifin Corp.                                                      3,200             208,512
                                                                                     ---------------
CHEMICALS (1.9%)
Dow Chemical Co.                                                           2,900             144,130
Monsanto Co.                                                               7,300             395,149
                                                                                     ---------------
                                                                                             539,279
                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES (0.8%)
H&R Block, Inc.                                                            4,900             236,719
                                                                                     ---------------
COMMUNICATIONS EQUIPMENT (0.8%)
Lucent Technologies, Inc. (b)                                             64,800             211,248
                                                                                     ---------------
COMPUTERS & PERIPHERALS (2.8%)
Hewlett-Packard Co.                                                        8,300             162,597
International Business Machines Corp.                                      4,800             448,416
Sun Microsystems, Inc. (b)                                                35,800             156,088
                                                                                     ---------------
                                                                                             767,101
                                                                                     ---------------
DATA PROCESSING/MANAGEMENT (0.6%)
Automatic Data Processing, Inc.                                            4,000             173,920
                                                                                     ---------------
DIVERSIFIED FINANCIALS (13.0%)
Citigroup, Inc.                                                           28,460           1,395,962
Countrywide Credit Industries, Inc.                                       10,598             392,126
Goldman Sachs Group, Inc.                                                  3,100             334,335
J.P. Morgan Chase & Co.                                                   23,728             885,766
Merrill Lynch & Co., Inc.                                                  6,600             396,462
Morgan Stanley Dean Witter & Co.                                           3,300             184,668
                                                                                     ---------------
                                                                                           3,589,319
                                                                                     ---------------
DIVERSIFIED MATERIALS & PROCESSING (0.9%)
Engelhard Corp.                                                            8,200             246,410
                                                                                     ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.9%)
Bellsouth Corp.                                                            4,100             107,584
Nextel Communications, Inc. (b)                                            4,200             120,498
SBC Communications, Inc.                                                  20,900             496,584
Verizon Communications, Inc.                                              18,200             647,738
                                                                                     ---------------
                                                                                           1,372,404
                                                                                     ---------------

ELECTRIC UTILITIES (6.2%)
American Electric Power Co., Inc.                                          5,300             186,825
Duke Power Co.                                                            12,000             321,480
Edison International                                                      10,000             324,700
Emerson Electric Co.                                                       2,100             141,204
Entergy Corp.                                                              2,800             194,656
Exelon Corp.                                                              12,600             557,550
                                                                                     ---------------
                                                                                           1,726,415
                                                                                     ---------------
ELECTRONICS - MILITARY (1.2%)
L-3 Communications Holdings, Inc.                                          4,700             335,627
                                                                                     ---------------
FINANCIAL - INVESTMENT BANKER/BROKER (2.5%)
Capital One Financial Corp.                                                2,000             156,560
Lehman Brothers Holdings, Inc.                                             4,000             364,760
New Century Financial Corp.                                                2,800             167,692
                                                                                     ---------------
                                                                                             689,012
                                                                                     ---------------
FOOD & BEVERAGES (2.7%)
Archer-Daniels-Midland Co.                                                13,300             321,860
Constellation Brands, Inc. (b)                                             3,100             160,952
Sara Lee Corp.                                                            11,700             274,716
                                                                                     ---------------
                                                                                             757,528
                                                                                     ---------------
GAS UTILITIES (0.7%)
Sempra Energy                                                              5,500             204,710
                                                                                     ---------------
HEALTH CARE PROVIDERS & SERVICES (1.6%)
Aetna, Inc.                                                                1,900             241,395
PacifiCare Health Systems, Inc. (b)                                        3,300             203,049
                                                                                     ---------------
                                                                                             444,444
                                                                                     ---------------
HOTELS RESTAURANTS & LEISURE (1.2%)
McDonald's Corp.                                                          10,600             343,334
                                                                                     ---------------
HOUSEHOLD DURABLES (1.5%)
Clorox Co. (The)                                                           2,500             148,550
Pulte Homes, Inc.                                                          4,200             277,536
                                                                                     ---------------
                                                                                             426,086
                                                                                     ---------------
HOUSEHOLD PRODUCTS (0.4%)
Procter & Gamble Co.                                                       2,000             106,460
                                                                                     ---------------
INSTRUMENTS - SCIENTIFIC (0.5%)
Waters Corp. (b)                                                           3,100             152,148
                                                                                     ---------------
INSURANCE (4.7%)
ACE Ltd.                                                                   8,400             364,560
Allstate Corp. (The)                                                       9,500             479,180
American International Group, Inc.                                         4,150             275,104
Hartford Financial Services Group, Inc.                                    3,000             201,870
                                                                                     ---------------
                                                                                           1,320,714
                                                                                     ---------------
MACHINERY (0.8%)
Paccar, Inc.                                                               3,150             222,579
                                                                                     ---------------
MEDIA (5.0%)
Gannett Co., Inc.                                                          2,600             208,104
McGraw-Hill Cos., Inc. (The)                                               3,000             271,500
Time Warner, Inc. (b)                                                     32,800             590,400
Walt Disney Co. (The)                                                     11,700             334,971
                                                                                     ---------------
                                                                                           1,404,975
                                                                                     ---------------
METALS & MINING (1.0%)
United States Steel Corp.                                                  5,200             269,360
                                                                                     ---------------
MULTI-SECTOR COMPANIES (5.3%)
General Electric Co.                                                      35,800           1,293,454
Textron, Inc.                                                              2,500             179,950
                                                                                     ---------------
                                                                                           1,473,404
                                                                                     ---------------

OIL & GAS (11.9%)
Amerada Hess Corp.                                                         3,600             311,940
ChevronTexaco Corp.                                                        8,600             467,840
ConocoPhillips                                                             6,000             556,740
Exxon Mobil Corp.                                                         25,600           1,320,960
Tesoro Petroleum Corp. (b)                                                 9,100             289,744
Valero Energy Corp.                                                        6,800             353,804
                                                                                     ---------------
                                                                                           3,301,028
                                                                                     ---------------
PAPER & FOREST PRODUCTS (1.0%)
Georgia Pacific Corp.                                                      8,400             269,640
                                                                                     ---------------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc.                                                        3,000             126,660
                                                                                     ---------------
PHARMACEUTICALS (1.6%)
Bristol-Myers Squibb Co.                                                   9,900             232,056
Wyeth                                                                      5,100             202,113
                                                                                     ---------------
                                                                                             434,169
                                                                                     ---------------
REAL ESTATE (1.2%)
General Growth Properties, Inc.                                           10,900             346,293
                                                                                     ---------------
RETAIL (3.3%)
AutoZone, Inc. (b)                                                         2,500             223,125
Costco Wholesale Corp.                                                     6,000             283,620
Federated Department Stores, Inc.                                          4,800             272,640
V.F. Corp.                                                                 2,900             154,135
                                                                                     ---------------
                                                                                             933,520
                                                                                     ---------------
ROAD & RAIL (0.6%)
Union Pacific Corp.                                                        2,700             160,920
                                                                                     ---------------
SOFTWARE (1.3%)
Microsoft Corp.                                                           14,317             376,251
                                                                                     ---------------
TOBACCO (1.3%)
Altria Group, Inc.                                                         5,600             357,448
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       27,460,535
                                                                                     ---------------

CASH EQUIVALENTS (1.5%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and US Agency Securities, in a joint
trading account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $411,986)                                               411,959             411,959
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       411,959
                                                                                     ---------------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (5.6%)
Pool of  short-term securities for Gartmore
Mutual Funds -  Notes to Statement of Investments
(Securities Lending)                                             $     1,574,125           1,574,125
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING                                                                                    1,574,125
                                                                                     ---------------

TOTAL INVESTMENTS (COST $23,898,821) (a) - 105.6%                                         29,446,619
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%                                            (1,561,962)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    27,884,657
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)  Denotes a non-income producing security.

GARTMORE NATIONWIDE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (95.9%)
AEROSPACE / DEFENSE (0.7%)
Northrop Grumman Corp.                                                   194,008     $    10,065,135
                                                                                     ---------------
APPAREL (0.1%)
V.F. Corp.                                                                24,000           1,275,600
                                                                                     ---------------
APPLIANCES (0.0%)
Whirlpool Corp.                                                            8,200             559,732
                                                                                     ---------------
AUTOMOTIVE (0.4%)
Autoliv, Inc.                                                            103,483           4,879,223
                                                                                     ---------------
BANKS (3.8%)
Bank of America Corp.                                                    369,364          17,127,409
Bank of New York Co., Inc. (The)                                         532,270          15,813,742
Bear Stearns Cos., Inc. (The)                                             57,100           5,770,526
Comerica, Inc.                                                            39,400           2,279,684
J.P. Morgan Chase & Co.                                                  297,280          11,097,462
                                                                                     ---------------
                                                                                          52,088,823
                                                                                     ---------------
BROADCAST MEDIA / CABLE TELEVISION (1.2%)
Comcast Corp., Class A (b)                                               301,826           9,715,779
McGraw-Hill Cos., Inc. (The)                                              15,200           1,375,600
Viacom, Inc., Class B                                                    149,011           5,564,071
                                                                                     ---------------
                                                                                          16,655,450
                                                                                     ---------------
BUSINESS SERVICES (0.2%)
First Data Corp.                                                          61,379           2,500,580
                                                                                     ---------------
CABLE TELEVISION (0.3%)
EchoStar Communications Corp.                                            148,881           4,542,359
                                                                                     ---------------
CAPITAL GOODS (0.5%)
Eaton Corp.                                                               13,300             904,267
PACCAR, Inc.                                                              34,225           2,418,339
Parker Hannifin Corp.                                                     64,750           4,219,110
                                                                                     ---------------
                                                                                           7,541,716
                                                                                     ---------------
CHEMICALS (1.3%)
Celanese Corp. (b)                                                        96,530           1,557,029
Dow Chemical Co.                                                         342,589          17,026,673
                                                                                     ---------------
                                                                                          18,583,702
                                                                                     ---------------
COAL (0.1%)
Peabody Energy Corp.                                                      20,940           1,774,665
                                                                                     ---------------
COMPUTER EQUIPMENT (3.1%)
Cisco Systems, Inc. (b)                                                  404,186           7,291,515
Dell, Inc. (b)                                                           310,172          12,952,783
EMC Corp. (b)                                                            760,728           9,965,537
International Business Machines Corp.                                    101,061           9,441,119
Seagate Technology                                                       194,100           3,284,172
                                                                                     ---------------
                                                                                          42,935,126
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (3.8%)
Affiliated Computer Services, Inc., Class A (b)                          124,771           6,761,340
Computer Sciences Corp. (b)                                              114,350           5,891,312
Intel Corp.                                                              727,055          16,322,385
Microsoft Corp.                                                          557,700          14,656,356

NCR Corp. (b)                                                            132,184           4,518,049
RadioShack Corp.                                                          82,332           2,726,836
Research in Motion Ltd. (b)                                               12,000             855,480
Symantec Corp. (b)                                                        15,000             350,250
                                                                                     ---------------
                                                                                          52,082,008
                                                                                     ---------------
CONSTRUCTION MACHINERY (0.1%)
Caterpillar, Inc.                                                         17,800           1,585,980
                                                                                     ---------------
CONSTRUCTION MATERIALS (0.5%)
Hughes Supply, Inc.                                                       35,556           1,080,191
Lafarge Corp.                                                            100,812           5,468,043
                                                                                     ---------------
                                                                                           6,548,234
                                                                                     ---------------
CONSUMER PRODUCTS (1.1%)
Estee Lauder Co., Inc., Class A                                          164,250           7,414,245
Procter & Gamble Co.                                                     133,630           7,113,125
                                                                                     ---------------
                                                                                          14,527,370
                                                                                     ---------------
CONTAINERS (0.1%)
Owens- Illinois, Inc. (b)                                                 60,320           1,370,470
                                                                                     ---------------
DRUGS (2.1%)
Eli Lilly & Co.                                                          104,531           5,669,761
Merck & Co., Inc.                                                        163,510           4,586,456
Pfizer, Inc.                                                             756,825          18,284,892
Sanofi-Aventis ADR-FR                                                      5,000             186,100
                                                                                     ---------------
                                                                                          28,727,209
                                                                                     ---------------
ELECTRIC - INTEGRATED (0.9%)
AES Corp. (b)                                                            109,219           1,534,527
Constellation Energy Group                                               164,050           8,202,500
PG&E Corp. (b)                                                            64,454           2,255,890
                                                                                     ---------------
                                                                                          11,992,917
                                                                                     ---------------
ELECTRONICS (1.3%)
Arrow Electronics, Inc. (b)                                               58,833           1,389,047
Johnson Controls, Inc.                                                    94,110           5,567,548
Microchip Technology, Inc.                                               429,592          11,190,871
                                                                                     ---------------
                                                                                          18,147,466
                                                                                     ---------------
FINANCIAL SERVICES (10.8%)
Cit Group, Inc.                                                          231,101           9,329,547
Citigroup, Inc.                                                          313,977          15,400,572
Countrywide Financial Corp.                                              435,573          16,116,201
Fidelity National Financial, Inc.                                        121,350           5,317,557
Freddie Mac                                                               94,300           6,156,847
Goldman Sachs Group, Inc.                                                135,613          14,625,862
Lehman Brothers Holdings, Inc.                                            62,600           5,708,494
MBNA Corp.                                                               333,100           8,853,798
Merrill Lynch & Co., Inc.                                                119,049           7,151,273
Morgan Stanley                                                           112,472           6,293,933
Prudential Financial, Inc.                                               165,200           8,905,932
Wachovia Corp.                                                           490,229          26,889,062
Zions Bancorp                                                            240,152          16,287,109
                                                                                     ---------------
                                                                                         147,036,187
                                                                                     ---------------
FOOD & BEVERAGE (3.5%)
Adolph Coors Co., Class B                                                 70,992           5,296,003
Anheuser-Busch Cos., Inc.                                                129,823           6,384,695
Archer-Daniels-Midland Co.                                               313,150           7,578,230
Brown-Forman Corp., Class B                                               15,000             723,450
Campbell Soup Co.                                                        532,784          15,621,227
ConAgra, Inc.                                                             18,630             549,585
PepsiCo, Inc.                                                            140,559           7,548,018
Tyson Foods, Inc., Class A                                               265,250           4,554,343
                                                                                     ---------------
                                                                                          48,255,551
                                                                                     ---------------

FURNITURE (0.4%)
Leggett & Platt, Inc.                                                    188,740           5,379,090
                                                                                     ---------------
HEALTHCARE (8.5%)
Aetna, Inc.                                                               45,320           5,757,906
Amgen, Inc. (b)                                                          151,890           9,453,634
Bausch & Lomb, Inc.                                                       93,000           6,778,770
Becton Dickinson & Co.                                                    10,000             566,500
Biogen Idec, Inc. (b)                                                    122,021           7,926,484
Bristol-Myers Squibb Co.                                                 125,060           2,931,406
Johnson & Johnson                                                        338,273          21,886,263
St. Jude Medical, Inc. (b)                                               165,200           6,489,056
Triad Hospitals, Inc. (b)                                                213,350           8,681,212
UnitedHealth Group, Inc.                                                 429,260          38,161,214
WellPoint, Inc. (b)                                                       65,200           7,921,800
                                                                                     ---------------
                                                                                         116,554,245
                                                                                     ---------------
HOME BUILDING (0.7%)
Pulte Corp.                                                              140,681           9,296,200
                                                                                     ---------------
HOTELS & CASINOS (0.3%)
Caesars Entertainment, Inc. (b)                                          229,650           4,439,135
                                                                                     ---------------
HOTELS / MOTELS (1.7%)
Starwood Hotels & Resorts Worldwide, Inc.                                393,051          22,753,722
                                                                                     ---------------
INSTRUMENTS-CONTROLS (0.4%)
Thermo Electron Corp. (b)                                                168,277           5,038,213
                                                                                     ---------------
INSURANCE (3.8%)
Allstate Corp. (The)                                                     346,138          17,459,201
American International Group, Inc.                                       156,645          10,383,997
Assurant, Inc.                                                           220,049           7,158,194
Lincoln National Corp.                                                   177,343           8,182,606
MetLife, Inc.                                                            245,424           9,755,604
                                                                                     ---------------
                                                                                          52,939,602
                                                                                     ---------------
MANUFACTURING (7.6%)
Danaher Corp.                                                            152,722           8,381,383
General Electric Co.                                                     926,453          33,472,747
Ingersoll-Rand Co., Class A                                              378,238          28,133,342
Tyco International Ltd.                                                  960,063          34,696,678
                                                                                     ---------------
                                                                                         104,684,150
                                                                                     ---------------
METALS (1.3%)
Phelps Dodge Corp.                                                       184,523          17,769,565
                                                                                     ---------------
MULTIMEDIA (1.5%)
DreamWorks Animation SKG, Inc. (b)                                        13,600             480,488
Time Warner, Inc. (b)                                                    742,710          13,368,780
Walt Disney Co. (The)                                                    259,496           7,429,370
                                                                                     ---------------
                                                                                          21,278,638
                                                                                     ---------------
NATURAL GAS (0.8%)
ONEOK, Inc.                                                              157,811           4,371,365
Sempra Energy                                                            186,890           6,956,046
                                                                                     ---------------
                                                                                          11,327,411
                                                                                     ---------------
OFFICE EQUIPMENT & SUPPLIES (0.3%)
Xerox Corp. (b)                                                          290,200           4,608,376
                                                                                     ---------------
OIL & GAS (10.4%)
Anadarko Petroleum Corp.                                                  23,993           1,588,577
Apache Corp.                                                             290,829          15,826,914
Ashland, Inc.                                                             77,550           4,760,019
BJ Services Co.                                                           56,000           2,690,800
ChevronTexaco Corp.                                                      756,725          41,165,840
ConocoPhillips                                                           134,918          12,519,041

Exxon Mobil Corp.                                                        425,083          21,934,283
Kerr-McGee Corp.                                                          10,400             642,200
Nabors Industries Ltd. (b)                                               327,634          16,512,754
Schlumberger Ltd.                                                        203,730          13,861,789
Transocean Sedco Forex, Inc. (b)                                          76,312           3,357,728
Unocal Corp.                                                              35,000           1,664,950
Williams Cos., Inc. (The)                                                366,894           6,167,488
                                                                                     ---------------
                                                                                         142,692,383
                                                                                     ---------------
PAPER & FOREST PRODUCTS (1.7%)
Georgia Pacific Corp.                                                    165,500           5,312,550
International Paper Co.                                                  296,846          11,621,521
Meadwestvaco Corp.                                                       207,516           5,995,137
                                                                                     ---------------
                                                                                          22,929,208
                                                                                     ---------------
PHARMACEUTICALS (1.0%)
Genentech, Inc. (b)                                                      136,108           6,493,713
Shire Pharmaceuticals Group PLC ADR - UK                                 200,768           7,026,880
                                                                                     ---------------
                                                                                          13,520,593
                                                                                     ---------------
RAILROADS (1.2%)
Burlington Northern Santa Fe Corp.                                       158,419           7,632,627
Norfolk Southern Corp.                                                   260,000           9,079,200
                                                                                     ---------------
                                                                                          16,711,827
                                                                                     ---------------
RESTAURANTS (2.1%)
Darden Restaurants, Inc.                                                 251,379           7,430,763
McDonald's Corp.                                                         677,238          21,935,739
                                                                                     ---------------
                                                                                          29,366,502
                                                                                     ---------------
RETAIL (7.2%)
Albertson's, Inc.                                                        855,006          19,562,538
Coach, Inc. (b)                                                          114,724           6,436,016
Costco Wholesale Corp.                                                   128,100           6,055,287
Dollar General Corp.                                                     362,525           7,326,630
Federated Department Stores, Inc.                                         98,383           5,588,154
Home Depot, Inc.                                                         143,837           5,934,715
Kohl's Corp. (b)                                                         221,336          10,405,005
Limited, Inc. (The)                                                      146,350           3,468,495
Office Depot, Inc. (b)                                                   319,980           5,532,454
OfficeMax, Inc.                                                          232,289           6,854,848
Staples, Inc.                                                             46,405           1,519,300
Target Corp.                                                             199,766          10,142,120
Wal-Mart Stores, Inc.                                                    187,554           9,827,830
                                                                                     ---------------
                                                                                          98,653,392
                                                                                     ---------------
SEARCH AND NAVIGATION EQUIPMENT (0.3%)
Raytheon Co.                                                             124,200           4,645,080
                                                                                     ---------------
SEMICONDUCTORS (1.6%)
Advanced Micro Devices, Inc. (b)                                         268,993           4,250,089
Freescale Semiconductor, Inc. (b)                                         82,333           1,438,358
KLA-Tencor Corp. (b)                                                      30,000           1,387,500
Micron Technology, Inc. (b)                                              606,262           6,311,187
Novellus Systems, Inc. (b)                                                10,900             285,035
Texas Instruments, Inc.                                                  357,120           8,288,756
                                                                                     ---------------
                                                                                          21,960,925
                                                                                     ---------------
TECHNOLOGY (0.2%)
Ingram Micro, Inc. (b)                                                    50,495             933,148
Tech Data Corp. (b)                                                       54,394           2,286,179
                                                                                     ---------------
                                                                                           3,219,327
                                                                                     ---------------
TELECOMMUNICATIONS (2.4%)
Motorola, Inc.                                                           246,500           3,879,910
QUALCOMM, Inc.                                                           122,654           4,567,635
Qwest Communications International, Inc. (b)                           1,482,053           6,224,622

SBC Communications, Inc.                                                 261,949           6,223,908
Sprint Corp.                                                             250,914           5,979,281
Verizon Communications, Inc.                                             164,950           5,870,571
                                                                                     ---------------
                                                                                          32,745,927
                                                                                     ---------------
TOBACCO (2.0%)
Altria Group, Inc.                                                       367,131          23,433,972
Reynolds American, Inc.                                                   57,850           4,652,297
                                                                                     ---------------
                                                                                          28,086,269
                                                                                     ---------------
TRANSPORTATION (1.5%)
J.B. Hunt Transport Services, Inc.                                       295,797          13,050,564
Southwest Airlines Co.                                                   536,148           7,763,423
                                                                                     ---------------
                                                                                          20,813,987
                                                                                     ---------------
TRAVEL (0.7%)
Royal Caribbean Cruises Ltd.                                             191,590          10,154,270
                                                                                     ---------------
UTILITIES (0.4%)
TXU Corp.                                                                 77,057           5,332,344
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                    1,320,575,884
                                                                                     ---------------

COMMERCIAL PAPERS (2.9%)
FINANCIAL SERVICES (2.9%)
Countrywide Home Loans, 2.52%, 02/01/05                               40,252,000          40,249,182
                                                                                     ---------------
TOTAL COMMERCIAL PAPERS                                                                   40,249,182
                                                                                     ---------------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (5.1%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $    69,948,757          69,948,757
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING                                                                                   69,948,757
                                                                                     ---------------
TOTAL INVESTMENTS (COST $1,306,567,148) (a) - 103.9%                                   1,430,773,823
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%                                           (53,936,876)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $ 1,376,836,947
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
FR   France
UK   United Kingdom

GARTMORE MID CAP GROWTH FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (94.2%)
AEROSPACE & DEFENSE (3.4%)
L-3 Communications Holdings, Inc.                                          1,830     $       130,680
                                                                                     ---------------
BANKS (3.1%)
City National Corp.                                                          730              50,947
Zions Bancorp                                                                990              67,142
                                                                                     ---------------
                                                                                             118,089
                                                                                     ---------------
BUSINESS SERVICES (6.2%)
ChoicePoint, Inc. (b)                                                      1,240              57,040
Corporate Executive Board Co.                                              1,350              86,265
Manpower, Inc.                                                             1,890              91,949
                                                                                     ---------------
                                                                                             235,254
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (14.7%)
CACI International, Inc., Class A (b)                                        530              27,640
Cognos ADR - CA (b)                                                        1,270              52,540
DST Systems, Inc. (b)                                                        910              44,117
eResearch Technology, Inc. (b)                                             2,450              30,086
Factset Research Systems, Inc.                                               560              29,904
Fiserv, Inc. (b)                                                           1,250              47,813
Jack Henry & Associates, Inc.                                              2,820              58,627
InfoSpace, Inc. (b)                                                        1,690              79,784
Mercury Interactive Corp. (b)                                              1,070              46,834
Navteq Corp. (b)                                                           1,000              38,290
Research in Motion Ltd. ADR - CA (b)                                         500              35,645
SINA Corp. (b)                                                               750              19,875
TIBCO Software, Inc. (b)                                                   4,130              45,389
                                                                                     ---------------
                                                                                             556,544
                                                                                     ---------------
CONSTRUCTION (1.6%)
D.R. Horton, Inc.                                                          1,545              61,460
                                                                                     ---------------
CONSUMER & COMMERCIAL SERVICES (2.5%)
Alliance Data Systems Corp. (b)                                            1,170              50,801
Rollins, Inc.                                                              1,800              44,640
                                                                                     ---------------
                                                                                              95,441
                                                                                     ---------------
CONSUMER PRODUCTS (5.0%)
Ball Corp.                                                                 1,350              57,672
Church & Dwight, Inc.                                                      1,790              61,630
Fortune Brands, Inc.                                                         640              53,747
Mohawk Industries Co. (b)                                                    200              17,702
                                                                                     ---------------
                                                                                             190,751
                                                                                     ---------------
ELECTRONICS (5.5%)
Amphenol Corp., Class A (b)                                                2,180              85,739
Cabot Microelectronics Corp. (b)                                           1,270              38,646
Jabil Circuit, Inc. (b)                                                    1,610              37,948
Microchip Technology, Inc.                                                 1,740              45,327
                                                                                     ---------------
                                                                                             207,660
                                                                                     ---------------
FINANCIAL (6.1%)
Ameritrade Holdings Corp. (b)                                              2,960              38,273
Investors Financial Services Corp.                                         2,880             145,180
New Century Financial Corp.                                                  600              35,934
optionsXpress Holdings, Inc. (b)                                             660              13,385
                                                                                     ---------------
                                                                                             232,772
                                                                                     ---------------


GAMING & LEISURE (3.6%)
Penn National Gaming, Inc. (b)                                             1,290              84,611
Scientific Games Corp. (b)                                                 2,000              51,440
                                                                                     ---------------
                                                                                             136,051
                                                                                     ---------------
INSTRUMENTS - SCIENTIFIC (1.0%)
Waters Corp. (b)                                                             790              38,773
                                                                                     ---------------
MEDICAL PRODUCTS & SERVICES (11.0%)
Allergan, Inc.                                                               640              48,608
Axcan Pharma, Inc. (b)                                                     2,720              50,973
Charles River Laboratories International, Inc. (b)                           990              46,906
Fisher Scientific International, Inc. (b)                                  1,010              63,782
Health Management Associates, Inc., Class A                                2,040              45,043
Invitrogen Corp. (b)                                                         950              65,274
IVAX Corp. (b)                                                             1,462              21,974
Kinetic Concept, Inc. (b)                                                    481              31,265
ResMed, Inc. (b)                                                             910              46,683
                                                                                     ---------------
                                                                                             420,508
                                                                                     ---------------
OIL & GAS (6.5%)
EOG Resources, Inc.                                                          990              73,508
Kinder Morgan, Inc.                                                          750              56,280
Patterson-UTI Energy, Inc.                                                 2,380              46,291
XTO Energy, Inc.                                                           1,995              71,640
                                                                                     ---------------
                                                                                             247,719
                                                                                     ---------------
RETAIL (8.9%)
Bed, Bath & Beyond, Inc. (b)                                               1,150              46,334
Cabelas, Inc. (b)                                                          1,590              33,788
Coach, Inc. (b)                                                              950              53,295
Dollar Tree Stores, Inc. (b)                                               1,190              32,404
Radioshack Corp.                                                           1,670              55,310
Staples, Inc.                                                              1,980              64,824
Williams Sonoma, Inc. (b)                                                  1,550              53,630
                                                                                     ---------------
                                                                                             339,585
                                                                                     ---------------
SCHOOLS (1.3%)
Education Management Corp. (b)                                             1,530              48,868
                                                                                     ---------------
SECURITY & COMMODITY EXCHANGES (1.1%)
Chicago Mercantile Exchange                                                  200              42,900
                                                                                     ---------------
SEMICONDUCTORS (5.5%)
KLA-Tencor Corp. (b)                                                       1,210              55,963
Marvel Technology Group Ltd. (b)                                           1,980              66,231
QLogic Corp. (b)                                                           1,090              41,725
Tessera Technologies, Inc. (b)                                             1,140              44,346
                                                                                     ---------------
                                                                                             208,265
                                                                                     ---------------
TELECOMMUNICATIONS (5.9%)
Amdocs Ltd. (b)                                                            2,110              62,773
Avid Technology, Inc. (b)                                                    780              49,179
Comverse Technology, Inc. (b)                                              2,980              66,603
NII Holdings, Inc. (b)                                                       870              46,806
                                                                                     ---------------
                                                                                             225,361
                                                                                     ---------------
WASTE DISPOSAL (1.3%)
Stericycle, Inc. (b)                                                         990              50,916
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                        3,587,597
                                                                                     ---------------

CASH EQUIVALENTS (4.5%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and US Agency Securities, in a
joint trading account at 2.40%, dated 01/31/05,
due 02/01/05, repurchase price $169,726)                                 169,715             169,715
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       169,715
                                                                                     ---------------

TOTAL INVESTMENTS (COST $3,206,560) (a) - 98.7%                                            3,757,312
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                                                  48,788
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     3,806,100
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
CA   Canada

GARTMORE SMALL CAP FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (97.7%)
AIRLINES (2.0%)
America West Holdings Corp., Class B (b)                                  27,551     $       138,031
AMR Corp.                                                                  9,784              84,142
FLYi, Inc. (b)                                                            60,794             111,253
Frontier Airlines, Inc. (b)                                               15,741             133,484
Republic Airways Holdings, Inc.                                            6,754              84,695
                                                                                     ---------------
                                                                                             551,605
                                                                                     ---------------
APPAREL (2.5%)
AnnTaylor Stores Corp. (b)                                                 8,375             179,979
DHB Industries, Inc. (b)                                                   5,309              80,644
Foot Locker, Inc.                                                          5,359             144,264
Pacific Sunwear of California, Inc. (b)                                    7,628             186,809
Perry Ellis International, Inc.                                            3,979              83,957
                                                                                     ---------------
                                                                                             675,653
                                                                                     ---------------
AUTO PARTS & EQUIPMENT (1.5%)
Pep Boys-Manny, Moe & Jack, Inc.                                           6,489             111,741
Wabash National Corp. (b)                                                 11,863             301,083
                                                                                     ---------------
                                                                                             412,824
                                                                                     ---------------
BANKING (6.8%)
BancorpSouth, Inc.                                                         6,306             137,471
Colonial BancGroup, Inc. (The)                                             8,492             171,369
Dime Community Bancshares                                                  4,375              71,969
Doral Financial Corp.                                                      1,831              79,191
First Commonwealth Financial Corp.                                        13,386             192,088
Franklin Bank Corp. (b)                                                    7,851             138,649
Hudson United Bancorp                                                      1,634              60,066
IndyMac Bancorp, Inc.                                                      4,145             153,199
MAF Bancorp, Inc.                                                            968              42,747
Mainsource Financial Group, Inc.                                           3,777              83,736
NBT Bancorp, Inc.                                                          4,265              99,417
Oriental Financial Group, Inc.                                                 1                  25
Placer Sierra Bankshares (b)                                                 214               5,517
Signature Bank (b)                                                           893              27,174
State Financial Services Corp.                                             3,576             106,275
Tompkins Trustco, Inc.                                                     2,676             141,828
TrustCo Bank Corp.                                                        10,680             133,393
United Security Bancshares                                                 3,301              80,775
Wintrust Financial Corp.                                                   2,503             138,866
                                                                                     ---------------
                                                                                           1,863,755
                                                                                     ---------------
BOOK PUBLISHING (0.8%)
Readers Digest Association                                                13,881             223,762
                                                                                     ---------------
BUSINESS SERVICES & EQUIPMENT (2.1%)
Administaff, Inc. (b)                                                     13,079             190,824
Bearingpoint, Inc. (b)                                                    18,142             143,140
Hewitt Associates, Inc., Class A                                           4,456             133,234
Lawson Software                                                           12,835              84,069
Per-Se Technologies, Inc. (b)                                              1,600              23,360
                                                                                     ---------------
                                                                                             574,627
                                                                                     ---------------

CAPITAL GOODS (0.3%)
Kennametal, Inc.                                                           1,654              80,947
                                                                                     ---------------
CHEMICALS (2.9%)
Celanese Corp., Class A                                                   24,291             391,814
Olin Corp.                                                                 9,473             210,964
UAP Holding Corp.                                                         11,775             176,625
                                                                                     ---------------
                                                                                             779,403
                                                                                     ---------------
COAL (0.9%)
Arch Coal, Inc.                                                            6,581             240,536
                                                                                     ---------------
COMMERCIAL SALES (0.0%)
Rush Enterprises, Inc., Class A                                              330               5,023
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (7.7%)
Agile Software Corp. (b)                                                  11,627              84,993
Borland Software Corp. (b)                                                15,936             136,731
Compuware Corp. (b)                                                       38,714             267,127
Digital Insight Corp. (b)                                                  3,063              50,907
E.piphany, Inc. (b)                                                       47,147             202,261
Epicor Software Corp. (b)                                                  2,330              31,432
Eresearch Technology, Inc. (b)                                             2,000              24,560
Intersections, Inc. (b)                                                    9,868             149,204
McData Corp., Class A (b)                                                 24,289             102,014
Micromuse, Inc. (b)                                                       21,109             108,500
MRO Software, Inc. (b)                                                     8,788             112,574
Neoware Systems, Inc. (b)                                                 19,296             172,313
NetIQ Corp. (b)                                                            9,566             112,496
Omicell, Inc. (b)                                                         14,068             119,578
Safeguard Scientifics, Inc. (b)                                           30,945              53,225
Take-Two Interactive Software, Inc. (b)                                    3,082             108,641
webMethods, Inc. (b)                                                      48,659             279,788
                                                                                     ---------------
                                                                                           2,116,344
                                                                                     ---------------
CONSTRUCTION & BUILDING MATERIALS (2.7%)
Carlisle Companies, Inc.                                                   1,722             108,607
Interline Brands, Inc.                                                     4,630              84,729
Jacobs Engineering Group, Inc. (b)                                         2,394             121,591
Orleans Homebuilders, Inc.                                                 8,383             162,211
Perini Corp. (b)                                                           4,883              84,378
RPM, Inc.                                                                  2,931              51,674
Tecnical Olympic USA, Inc.                                                 4,519             122,781
                                                                                     ---------------
                                                                                             735,971
                                                                                     ---------------
CONSUMER GOODS & SERVICES (1.5%)
Alderwoods Group, Inc. (b)                                                 3,000              36,105
Crown Holdings, Inc. (b)                                                   4,136              55,795
MPS Group, Inc. (b)                                                        6,800              76,772
Spherion Corp. (b)                                                        13,648             106,454
Tupperware Corp.                                                           6,271             126,110
                                                                                     ---------------
                                                                                             401,236
                                                                                     ---------------
COSMETICS (0.4%)
Revlon, Inc. (b)                                                          50,050             120,120
                                                                                     ---------------
DRUGS (1.3%)
Guilford Pharmaceuticals, Inc. (b)                                        26,000             126,230
Incyte Corp. (b)                                                           9,202              82,450
OSI Pharmaceuticals, Inc. (b)                                                980              63,798
Perrigo Co.                                                                4,300              73,745
                                                                                     ---------------
                                                                                             346,223
                                                                                     ---------------
EDUCATION (0.4%)
Corinthian Colleges, Inc. (b)                                              5,814             111,803
                                                                                     ---------------
ELECTRONICS (2.9%)
Celestica, Inc. (b)                                                       29,630             386,672
Intergrated Silicon Solution, Inc. (b)                                    18,792             122,524

KEMET Corp. (b)                                                            8,461              71,495
Merix Corp, Inc. (b)                                                      14,276             131,625
Molecular Devices Corp. (b)                                                  600              11,388
Sanmina Corp. (b)                                                         10,397              64,253
                                                                                     ---------------
                                                                                             787,957
                                                                                     ---------------
ENERGY (1.4%)
Calpine Corp. (b)                                                         54,886             182,771
CMS Energy Corp. (b)                                                       9,538             100,435
NRG Energy, Inc. (b)                                                       3,029             106,015
                                                                                     ---------------
                                                                                             389,221
                                                                                     ---------------
ENGINEERING (1.7%)
Columbus McKinnon Corp.                                                   20,655             186,515
URS Corp. (b)                                                              9,551             269,433
                                                                                     ---------------
                                                                                             455,948
                                                                                     ---------------
ENTERTAINMENT (1.2%)
4Kids Entertainment, Inc.                                                 11,638             214,488
Sinclair Broadcast Group, Inc., Class A                                   13,586             111,813
                                                                                     ---------------
                                                                                             326,301
                                                                                     ---------------
FINANCIAL / MISCELLANEOUS (2.1%)
MCG Capital Corp.                                                         10,072             176,260
Piper Jaffray Cos., Inc. (b)                                               3,076             121,748
Radian Group, Inc.                                                         1,545              74,067
Waddell & Reed Financial                                                   9,510             207,984
                                                                                     ---------------
                                                                                             580,059
                                                                                     ---------------
FOOD & RELATED (1.6%)
B & G Food, Inc. (b)                                                      14,400             210,240
Boston Beer Co., Inc., Class A (b)                                         5,630             132,981
Lance, Inc.                                                                5,082              88,071
                                                                                     ---------------
                                                                                             431,292
                                                                                     ---------------
GAMING & LEISURE (0.7%)
Dover Downs Gaming and Entertainment, Inc.                                 7,510             102,887
MTR Gaming Group, Inc. (b)                                                 6,241              74,393
                                                                                     ---------------
                                                                                             177,280
                                                                                     ---------------
HEALTHCARE (1.6%)
Covance, Inc. (b)                                                          5,043             214,327
Digene Corp. (b)                                                           2,500              64,025
Hooper Holmes, Inc.                                                        2,100              10,605
PSS World Medical, Inc. (b)                                               11,758             147,563
                                                                                     ---------------
                                                                                             436,520
                                                                                     ---------------
HOSPITALS (0.1%)
Triad Hospitals, Inc. (b)                                                    695              28,280
                                                                                     ---------------
HOTELS / MOTELS (0.2%)
Aztar Corp. (b)                                                            2,021              65,137
                                                                                     ---------------
INSURANCE (5.2%)
KMG America Corp.                                                         10,187             115,113
Old Republic International Corp.                                           8,108             188,106
Platinum Underwriter Holdings Ltd.                                        11,651             344,054
PMI Group, Inc. (The)                                                      5,858             232,973
Pxre Group Ltd.                                                            4,082             105,928
U.S.I. Holdings Corp.                                                     37,679             425,772
                                                                                     ---------------
                                                                                           1,411,946
                                                                                     ---------------
INTERNET (1.7%)
Interwoven, Inc. (b)                                                      13,876             126,410
Priceline.com, Inc. (b)                                                    4,913             110,985
Radware Ltd. (b)                                                           4,525             110,365
United Online, Inc. (b)                                                   10,092             108,792
                                                                                     ---------------

                                                                                             456,552
                                                                                     ---------------
MACHINERY (1.9%)
Advanced Energy Industries, Inc. (b)                                      20,137             143,980
Bucyrus International, Inc. (b)                                            4,114             150,983
Cymer, Inc.                                                                5,167             137,029
Engineered Support Systems, Inc.                                           1,398              81,098
                                                                                     ---------------
                                                                                             513,090
                                                                                     ---------------
MANUFACTURING (4.0%)
Grand Prideco, Inc. (b)                                                    8,207             160,857
Harsco Corp.                                                               1,565              85,433
Integrated Device Technology, Inc. (b)                                     4,738              55,624
Joy Global, Inc.                                                             753              21,031
Knoll, Inc.                                                                5,980              99,986
Lancaster Colony Corp.                                                     3,815             161,413
P.H. Glatfelter & Co.                                                      9,427             128,019
Packaging Corp. of America                                                 8,318             185,575
Rayovac Corp.                                                              2,865             107,638
Tower Automotive, Inc.                                                    82,682              66,972
                                                                                     ---------------
                                                                                           1,072,548
                                                                                     ---------------
MEDICAL (2.9%)
Adolor Corp. (b)                                                          17,332             153,042
Advanced Medical Optics, Inc. (b)                                          6,595             281,540
Cutera, Inc.                                                               4,995              69,830
Immucor, Inc. (b)                                                            481              14,723
Kensey Nash Corp. (b)                                                      4,137             133,584
Merit Medical Systems, Inc. (b)                                                1                  14
Nektar Therapeutic                                                         1,481              24,955
Vnus Medical Technologies (b)                                              8,595             118,611
                                                                                     ---------------
                                                                                             796,299
                                                                                     ---------------
OIL & GAS (5.4%)
Airgas, Inc.                                                              20,225             475,691
Brigham Exploration Co. (b)                                               16,509             142,308
Cimarex Energy Co. (b)                                                     1,800              65,250
Grey Wolf, Inc. (b)                                                       59,052             312,975
Noble Energy, Inc.                                                         1,670              98,814
Patterson-UTI Energy, Inc.                                                 6,836             132,960
Premor, Inc. (b)                                                           2,037              97,776
Range Resources Corp. (b)                                                    911              20,215
W&T Offshore Inc.                                                          7,275             132,405
Williams Cos., Inc. (The)                                                     58                 975
                                                                                     ---------------
                                                                                           1,479,369
                                                                                     ---------------
PAPER & RELATED PRODUCTS (1.1%)
Ennis, Inc. (b)                                                            5,583              95,637
Rock-Tenn Co., Class A                                                    14,082             195,317
                                                                                     ---------------
                                                                                             290,954
                                                                                     ---------------
PHARMACEUTICALS (3.5%)
Acadia Pharmaceuticals, Inc. (b)                                          32,506             229,817
Alnylam Pharmaceuticals, Inc. (b)                                         40,646             284,522
Biomarin Pharmaceutical, Inc. (b)                                          8,007              48,442
Dyax Corp. (b)                                                             1,060               6,000
Impax Laboratories, Inc.                                                   3,223              55,258
Medicis Pharmaceutical Corp., Class A                                      1,300              46,930
Nitromed, Inc.                                                             2,563              65,741
Nuvelo, Inc. (b)                                                          26,543             209,690
                                                                                     ---------------
                                                                                             946,400
                                                                                     ---------------
RADIO (0.7%)
Entercom Communications Corp. (b)                                          5,999             188,069
                                                                                     ---------------

REAL ESTATE (1.2%)
CB Richard Ellis Group, Inc., Class A (b)                                  2,348              82,157
Highwood Properties, Inc.                                                  5,384             131,907
Trammell Crow Co. (b)                                                      6,188             104,825
                                                                                     ---------------
                                                                                             318,889
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (4.1%)
American Financial Realty Trust                                            2,665              40,108
Ashford Hospitality Trust                                                 15,720             157,829
Associated Estates Realty Corp.                                            5,506              53,739
Brandywine Realty Trust                                                    4,832             133,846
Colonial Properties Trust                                                  3,551             128,901
Global Signal, Inc.                                                        4,856             126,256
Government Properties Trust, Inc.                                         11,562             107,873
HomeBanc Corp.                                                            20,390             191,259
Hospitality Properties Trust                                                 907              38,684
Sovran Self Storage, Inc.                                                  3,334             132,693
                                                                                     ---------------
                                                                                           1,111,188
                                                                                     ---------------
RESTAURANTS (2.2%)
CBRL Group, Inc.                                                           2,015              82,837
Lone Star Steakhouse & Saloon, Inc.                                        6,099             167,723
Panera Bread Co. (b)                                                       2,835             144,585
Ruby Tuesday, Inc. (b)                                                     7,893             200,797
                                                                                     ---------------
                                                                                             595,942
                                                                                     ---------------
RETAIL (1.9%)
Borders Group, Inc.                                                        5,887             154,534
Linens 'n Things, Inc. (b)                                                 7,347             190,287
The Pantry, Inc. (b)                                                       2,795              80,356
West Marine, Inc. (b)                                                      3,552              83,863
                                                                                     ---------------
                                                                                             509,040
                                                                                     ---------------
SEMICONDUCTORS (3.0%)
02Micro International Ltd.                                                 6,689              59,331
Cypress Semiconductor Corp. (b)                                           10,898             124,237
Integrated Circuit Systems, Inc. (b)                                      18,177             345,363
Intersil Corp.                                                             7,553             112,011
Mattson Technology, Inc. (b)                                               9,782              81,044
Novellus Systems, Inc. (b)                                                 3,053              79,836
                                                                                     ---------------
                                                                                             801,822
                                                                                     ---------------
SERVICES (1.2%)
Gevity HR, Inc.                                                            4,096              84,378
Plexus Corp. (b)                                                          11,734             135,176
United Rentals, Inc. (b)                                                   6,025             102,485
                                                                                     ---------------
                                                                                             322,039
                                                                                     ---------------
STEEL (0.1%)
AK Steel Holding Corp. (b)                                                 1,358              19,705
                                                                                     ---------------
TELECOMMUNICATIONS (4.0%)
Alaska Communications Systems                                             29,548             258,545
Group, Inc.
Cincinnati Bell, Inc. (b)                                                 29,231             124,232
Intrado, Inc.                                                             14,113             189,679
Lightbridge, Inc.                                                         73,364             437,249
Tetra Technology, Inc. (b)                                                 5,374              79,696
                                                                                     ---------------
                                                                                           1,089,401
                                                                                     ---------------
TOBACCO (1.5%)
Loews Corp.-Carolina Group                                                 5,605             175,942
Schweitzer-Mauduit International, Inc.                                     3,356             112,560
Universal Corp.                                                            2,240             105,862
                                                                                     ---------------
                                                                                             394,364
                                                                                     ---------------
TRANSPORTATION (3.1%)
Arlington Tankers Ltd.                                                     9,263             217,218

EGL, Inc.                                                                  5,827             176,150
Overnite Corp. (b)                                                         3,140              96,963
RailAmerica, Inc.                                                         15,825             205,250
Swift Transportation Co., Inc. (b)                                         6,864             153,067
                                                                                     ---------------
                                                                                             848,648
                                                                                     ---------------
UTILITIES (0.6%)
Allegheny Energy, Inc. (b)                                                 4,381              84,729
Southwestern Energy Co. (b)                                                1,394              71,512
                                                                                     ---------------
                                                                                             156,241
                                                                                     ---------------
WASTE MANAGEMENT (1.1%)
WCA Waste Corp. (b)                                                       29,844             287,995
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       26,528,328
                                                                                     ---------------

CASH EQUIVALENTS (2.1%)
Investments in repurchase agreements (collateralized by
AA Corporate Bonds in a joint trading account at 2.40%,
dated 01/31/05, due 02/01/05, repurchase price $568,248)                 568,210             568,210
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       568,210
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (23.2%)
Pool of  short-term securities for Gartmore
Variable Insurance Trust Funds - Notes to Statement of
Investments (Securities Lending)                                 $     6,306,737           6,306,737
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
 SECURITIES LENDING                                                                        6,306,737
                                                                                     ---------------

TOTAL INVESTMENTS (COST $32,611,439) (a) - 123.0%                                         33,403,275
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.0%)                                           (6,256,078)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    27,147,197
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Non-income producing securities.

GARTMORE ID AGGRESSIVE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES               VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (100.0%)
EQUITY FUNDS (94.8%)
Gartmore International Index Fund, Institutional Class (b)            15,781,159     $   129,089,878
Gartmore Mid Cap Market Index Fund, Institutional Class (b)            4,691,236          63,988,461
Gartmore S&P 500 Index Fund, Institutional Class (b)                  16,772,728         170,746,368
Gartmore Small Cap Index Fund, Institutional Class (b)                 3,626,704          41,960,968
                                                                                     ---------------
                                                                                         405,785,675
                                                                                     ---------------
FIXED INCOME FUNDS (5.2%)
Gartmore Bond Index Fund, Institutional Class (b)                      1,989,566          22,064,285
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                       427,849,960
                                                                                     ---------------

TOTAL INVESTMENTS (COST $373,844,644) (a) - 100.0%                                       427,849,960
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                                 150,043
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   428,000,003
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.

GARTMORE ID MODERATELY AGGRESSIVE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (97.4%)
EQUITY FUNDS (79.5%)
Gartmore International Index Fund, Institutional Class (b)            22,092,682     $   180,718,140
Gartmore Mid Cap Market Index Fund, Institutional Class  (b)           7,880,356         107,488,057
Gartmore S&P 500 Index Fund, Institutional Class (b)                  24,655,985         250,997,923
Gartmore Small Cap Index Fund, Institutional Class (b)                 3,045,744          35,239,257
                                                                                     ---------------
                                                                                         574,443,377
                                                                                     ---------------
FIXED INCOME FUNDS (17.9%)
Gartmore Bond Index Fund, Institutional Class (b)                     10,029,878         111,231,346
Gartmore Morley Enhanced Income Fund, Institutional Class (b)          2,015,424          18,400,818
                                                                                     ---------------
                                                                                         129,632,164
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                       704,075,541
                                                                                     ---------------
FIXED CONTRACT (2.6%)
Nationwide Fixed Contract, 3.50% (b) (c)                              18,443,029          18,443,029
                                                                                     ---------------
TOTAL FIXED CONTRACT                                                                      18,443,029
                                                                                     ---------------

TOTAL INVESTMENTS (COST $651,579,975) (a) - 100.0%                                       722,518,570
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                                 322,880
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   722,841,450
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.
(c) The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

GARTMORE ID MODERATE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (92.3%)
EQUITY FUNDS (59.2%)
Gartmore International Index Fund, Institutional Class (b)            13,674,689     $   111,858,952
Gartmore Mid Cap Market Index Fund, Institutional Class  (b)           5,420,821          73,939,998
Gartmore S&P 500 Index Fund, Institutional Class (b)                  21,801,296         221,937,193
Gartmore Small Cap Index Fund, Institutional Class (b)                 3,143,226          36,367,127
                                                                                     ---------------
                                                                                         444,103,270
                                                                                     ---------------
FIXED INCOME FUNDS (33.1%)
Gartmore Bond Index Fund,                                             17,242,185         191,215,835
Institutional Class (b)
Gartmore Morley Enhanced Income Fund, Institutional Class (b)          6,236,327          56,937,666
                                                                                     ---------------
                                                                                         248,153,501
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                       692,256,771
                                                                                     ---------------
FIXED CONTRACT (7.6%)
Nationwide Fixed Contract, 3.50% (b) (c)                              57,065,616          57,065,616
                                                                                     ---------------
TOTAL FIXED CONTRACT                                                                      57,065,616
                                                                                     ---------------

TOTAL INVESTMENTS (COST $692,880,387) (a) - 99.9%                                        749,322,387
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                 676,213
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   749,998,600
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.
(c) The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

GARTMORE ID MODERATELY CONSERVATIVE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (87.3%)
EQUITY FUNDS (39.3%)
Gartmore International Index Fund, Institutional Class (b)             2,483,334     $    20,313,672
Gartmore Mid Cap Market Index Fund, Institutional Class  (b)           1,476,125          20,134,342
Gartmore S&P 500 Index Fund, Institutional Class (b)                   3,959,031          40,302,932
                                                                                     ---------------
                                                                                          80,750,946
                                                                                     ---------------
FIXED INCOME FUNDS (48.0%)
Gartmore Bond Index Fund, Institutional Class (b)                      6,579,020          72,961,336
Gartmore Morley Enhanced Income Fund, Institutional Class (b)          2,832,549          25,861,172
                                                                                     ---------------
                                                                                          98,822,508
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                       179,573,454
                                                                                     ---------------
FIXED CONTRACT (12.6%)
Nationwide Fixed Contract, 3.50% (b) (c)                              25,918,706          25,918,706
                                                                                     ---------------
TOTAL FIXED CONTRACT                                                                      25,918,706
                                                                                     ---------------

TOTAL INVESTMENTS (COST $194,250,892) (a) - 99.9%                                        205,492,160
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                 209,312
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   205,701,472
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.
(c) The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

GARTMORE ID CONSERVATIVE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (77.3%)
EQUITY FUNDS (19.5%)
Gartmore International Index Fund, Institutional Class (b)               872,385     $     7,136,110
Gartmore Mid Cap Market Index Fund, Institutional Class  (b)             518,806           7,076,508
Gartmore S&P 500 Index Fund, Institutional Class (b)                   1,391,016          14,160,538
                                                                                     ---------------
                                                                                          28,373,156
                                                                                     ---------------
FIXED INCOME FUNDS (57.8%)
Gartmore Bond Index Fund,                                              4,618,794          51,222,426
Institutional Class (b)
Gartmore Morley Enhanced Income Fund, Institutional Class (b)          3,579,856          32,684,089
                                                                                     ---------------
                                                                                          83,906,515
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                       112,279,671
                                                                                     ---------------
FIXED CONTRACT (22.6%)
Nationwide Fixed Contract, 3.50% (b) (c)                              32,754,166          32,754,166
                                                                                     ---------------
TOTAL FIXED CONTRACT                                                                      32,754,166
                                                                                     ---------------

TOTAL INVESTMENTS (COST $141,915,143) (a) - 99.9%                                        145,033,837
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                 208,963
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   145,242,800
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.
(c) The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

GARTMORE BOND FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
ASSET BACKED SECURITIES (3.9%)
Chase Funding Mortgage Loan, 6.24%, 01/25/13                           1,500,000           1,569,482
Residential Asset Mortgage Products,                                   1,180,302           1,197,010
Inc., 2002-RSI-AI5, 5.91%, 01/25/32
Salomon Smith Barney Recreational                                      1,000,000           1,032,422
Vehicle Trust, 6.30%, 04/15/16
Structured Asset Securities Corp., Series                              1,000,000             980,535
2004-6XS, Class A6, 4.63%, 03/25/34
                                                                                     ---------------
TOTAL ASSET BACKED SECURITIES                                                              4,779,449
                                                                                     ---------------
COMMERCIAL MORTGAGE BACKED SECURITIES (7.1%)
COMMERCIAL SERVICES (7.1%)
Commercial Mortgage, Series 2001-J1A,                                  1,000,000           1,109,943
Class B, 6.61%, 02/16/34, (b)
Heller Financial Commercial Mortgage                                   2,000,000           2,184,665
Asset, 6.85%, 05/15/31
JP Morgan Chase Commercial Mortgage                                    2,000,000           2,197,837
Securities, 6.26%, 03/15/33
Merrill Lynch Mortgage Investors, Inc.,                                2,000,000           2,211,279
7.56%, 09/15/09
Nomura Asset Securities Corp., 6.69%, 03/17/28                         1,000,000           1,134,886
                                                                                     ---------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                                8,838,610
                                                                                     ---------------
CORPORATE BONDS (49.2%)
AIR FREIGHT/COURIERS (0.9%)
Federal Express Corp., 7.63%, 01/01/15                                 1,000,000           1,103,540
                                                                                     ---------------
AIRLINES (3.4%)
America West Airlines, Series A,                                         375,550             373,898
6.85%, 07/02/09
Continental Airlines, Inc., Class A-2,                                 1,000,000             996,714
Series 98-3, 6.32%, 11/01/08
Southwest Airlines Co., Class A-1,                                       936,820             952,795
Series 01-1, 5.10%, 05/01/06
United Air Lines, Inc., 6.60%, 09/01/13                                2,000,000           1,887,246
                                                                                     ---------------
                                                                                           4,210,653
                                                                                     ---------------
AUTO-CARS/LIGHT TRUCKS (0.9%)
Daimlerchrysler, Inc., 7.30%, 01/15/12                                 1,000,000           1,138,376
                                                                                     ---------------
BANKS (0.8%)
Rabobank Cap III, 5.25%, 12/29/49                                      1,000,000           1,001,727
                                                                                     ---------------

CONSTRUCTION & BUILDING MATERIALS (1.4%)
Caterpillar, Inc., 9.38%, 08/15/11                                       500,000             637,958
Masco Corp., 6.75%, 03/15/06                                           1,000,000           1,037,395
                                                                                     ---------------
                                                                                           1,675,353
                                                                                     ---------------
CONTAINERS (0.8%)
Bemis Co., Inc., 6.70%, 07/01/05                                       1,000,000           1,013,970
                                                                                     ---------------
ELECTRONICS (0.8%)
Texas Instruments, Inc., 6.13%, 02/01/06                               1,000,000           1,023,663
                                                                                     ---------------
FINANCIAL - LEASING COMPANY (0.4%)
Xtra, Inc., 6.88%, 03/15/06                                              430,000             441,867
                                                                                     ---------------
FINANCIAL / MISCELLANEOUS (8.1%)
Block Financial Corp., 8.50%,                                          1,000,000           1,093,767
04/15/07
Countrywide Financial, 3.50%,                                          1,000,000           1,002,374
12/19/05
Deere & Co., 5.88%, 04/06/06                                           1,000,000           1,027,322
Ford Motor Credit Co., 7.38%,                                            500,000             533,661
02/01/11
General Motors Acceptance Corp.,                                       1,500,000           1,470,651
6.75%, 12/01/14
International Lease Finance Corp.,                                     1,000,000           1,035,783
5.75%, 10/15/06
Lehman Brothers Holdings, Inc.,                                        1,000,000           1,023,285
11.63%, 05/15/05
OMX Timber Fin Inv LLC, Class A1,                                      1,000,000           1,004,270
5.42%, 01/29/20 (c)
Regions Financial Corp., 7.00%, 03/01/11                               1,600,000           1,824,975
                                                                                     ---------------
                                                                                          10,016,088
                                                                                     ---------------
FOOD & RELATED (2.3%)
McCormick & Co., Inc., 6.40%, 02/01/06                                 1,000,000           1,033,939
Whitman Corp., 7.29%, 09/15/26                                         1,500,000           1,839,365
                                                                                     ---------------
                                                                                           2,873,304
                                                                                     ---------------
HEALTHCARE (1.7%)
Cardinal Health, Inc., 6.75%, 02/15/11                                 1,000,000           1,102,445
McKesson HBOC, Inc., 6.30%, 03/01/05                                   1,000,000           1,001,868
                                                                                     ---------------
                                                                                           2,104,313
                                                                                     ---------------
HOME FURNISHINGS (0.8%)
Leggett & Platt, Inc., 7.65%, 02/15/05                                 1,000,000           1,001,102
                                                                                     ---------------
HOTELS & CASINOS (1.8%)
Harrah's Operating Co., Inc., 7.88%, 12/15/05                          1,200,000           1,242,000
MGM Mirage, Inc., 6.95%, 02/01/05                                      1,000,000           1,000,000
                                                                                     ---------------
                                                                                           2,242,000
                                                                                     ---------------
HOTELS/MOTELS (0.9%)
Marriott International, Inc., 7.00%, 01/15/08                          1,000,000           1,082,909
                                                                                     ---------------
INSURANCE (1.9%)
AMBAC, Inc., 9.38%, 08/01/11                                           1,000,000           1,265,535
Ohio Casualty Corp., 7.30%, 06/15/14                                   1,000,000           1,089,777
                                                                                     ---------------
                                                                                           2,355,312
                                                                                     ---------------


MACHINERY & CAPITAL GOODS (1.9%)
Clark Equipment Co., 8.00%, 05/01/23                                   1,000,000           1,284,134
Precision Castparts Corp., 8.75%, 03/15/05                             1,000,000           1,006,243
                                                                                     ---------------
                                                                                           2,290,377
                                                                                     ---------------
MEDICAL EQUIPMENT & SUPPLIES (1.7%)
Bard (C.R.) Inc., 6.70%, 12/01/26                                      1,000,000           1,121,464
Guidant Corp., 6.15%, 02/15/06                                         1,000,000           1,027,151
                                                                                     ---------------
                                                                                           2,148,615
                                                                                     ---------------
MOTOR VEHICLE PARTS & ACCESSORIES (2.5%)
Eaton Corp., 8.88%, 06/15/19                                           1,500,000           2,012,534
Pennzoil-Quaker State, 10.00%, 11/01/08                                1,000,000           1,095,384
                                                                                     ---------------
                                                                                           3,107,918
                                                                                     ---------------
NATURAL GAS (3.3%)
Columbia Energy Group, 6.80%, 11/28/05                                 2,000,000           2,055,534
ONEOK, Inc., 7.75%, 08/15/06                                           1,000,000           1,057,520
PG&E Gas Transmission, 7.10%, 06/01/05                                 1,000,000           1,011,995
                                                                                     ---------------
                                                                                           4,125,049
                                                                                     ---------------
NUCLEAR ENERGY (0.8%)
USEC, Inc., 6.63%, 01/20/06                                            1,000,000           1,010,000
                                                                                     ---------------
OFFICE FURNITURE (0.9%)
Herman Miller, Inc., 7.13%, 03/15/11                                   1,000,000           1,120,495
                                                                                     ---------------
OIL & GAS (2.2%)
Kinder Morgan, Inc., 6.50%, 09/01/12                                   1,500,000           1,652,309
Sempra Energy, 6.95%, 12/01/05                                         1,000,000           1,028,006
                                                                                     ---------------
                                                                                           2,680,315
                                                                                     ---------------
PAPER & FOREST PRODUCTS (2.9%)
Temple-Inland, Inc., 7.88%, 05/01/12                                   1,000,000           1,188,597
Willamette Industries, Inc., 7.35%, 07/01/26                           2,000,000           2,396,416
                                                                                     ---------------
                                                                                           3,585,013
                                                                                     ---------------
PRINTING (0.4%)
Donnelley (R.R.) & Sons, Series C, 6.56%, 07/05/05                       500,000             506,169
                                                                                     ---------------
TELECOMMUNICATIONS (1.3%)
US West Communications, Inc., 6.88%, 09/15/33                          1,750,000           1,575,000
                                                                                     ---------------
TEXTILE APPAREL MANUFACTURERS (1.0%)
V.F. Corp., 8.50%, 10/01/10                                            1,000,000           1,203,953
                                                                                     ---------------
UTILITIES (3.4%)
Baltimore Gas & Electric, 7.50%, 01/15/07                              1,200,000           1,283,544
Interstate P&L Co., 7.25%, 10/01/06                                    1,000,000           1,057,394
Pacific Gas & Electric, 6.05%, 03/01/34                                  750,000             806,161
Southwestern Electric Power Co., 7.00%, 09/01/07                       1,000,000           1,071,276
                                                                                     ---------------
                                                                                           4,218,375
                                                                                     ---------------
TOTAL CORPORATE BONDS                                                                     60,855,456
                                                                                     ---------------
TAXABLE MUNICIPAL BONDS (0.5%)
LOUISIANA (0.5%)
Tobacco Settlement Financing Corp., 6.36%, 05/15/25                      669,317             659,873
                                                                                     ---------------
TOTAL TAXABLE MUNICIPAL BONDS                                                                659,873
                                                                                     ---------------

PRINCIPAL ONLY BOND (1.0%)
U.S. TREASURY STRIPS (1.0%)
4.75%, 08/15/20                                                        2,500,000           1,207,245
                                                                                     ---------------
TOTAL PRINCIPAL ONLY BOND                                                                  1,207,245
                                                                                     ---------------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (21.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (3.4%)
3.50%, 07/01/18, Gold Pool E01443                                      4,431,358           4,204,388
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.7%)
7.13%, 09/01/07, Pool #323286                                          1,109,516           1,134,690
7.30%, 05/25/10, Series 00-T5                                          3,000,000           3,437,067
6.62%, 06/01/16, Pool #383661                                          1,919,997           2,190,531
5.00%, 04/01/19, Pool #386905                                            991,051           1,011,426
6.85%, 05/17/20, Series 97-M6                                            912,519             963,336
5.50%, 05/25/23, Series 03-33                                          2,000,000           2,056,962
                                                                                     ---------------
                                                                                          10,794,012
                                                                                     ---------------
SOVEREIGN AGENCY (0.3%)
AID-Israel, 5.13%, 05/15/24                                            1,000,000             377,131
                                                                                     ---------------
U.S. TREASURY BONDS (8.5%)
5.50%, 08/15/28                                                        8,250,000           9,221,628
5.38%, 02/15/31                                                        1,100,000           1,230,496
                                                                                     ---------------
                                                                                          10,452,124
                                                                                     ---------------
U.S. TREASURY NOTE (0.8%)
4.25%, 11/15/14                                                        1,000,000           1,009,219
                                                                                     ---------------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS                                    26,836,874
                                                                                     ---------------
WHOLE LOAN MORTGAGES (0.8%)
BANKS (0.8%)
ABN Amro Mortgage Corp., Class A23,                                    1,000,000     $     1,020,676
                                                                                     ---------------
5.50%, 06/25/33
TOTAL WHOLE LOAN MORTGAGES                                                                 1,020,676
                                                                                     ---------------
YANKEE BOND (0.8%)
CONSUMER PRODUCTS (0.8%)
Tupperware Finance Co. BV, 7.25%,                                      1,000,000           1,046,282
                                                                                     ---------------
10/01/06
TOTAL YANKEE BOND                                                                          1,046,282
                                                                                     ---------------
COMMERCIAL PAPER (13.3%)
Countrywide Home Loans, 2.50%, 02/01/05                                4,000,000           4,000,000
Morgan Stanley Dean Witter & Co., 2.49%, 02/01/05                      4,398,000           4,398,000
Pitney Bowes, Inc., 2.45%, 02/08/05                                    4,000,000           3,998,094
Sara Lee Corp., 2.27%, 02/01/05                                        4,000,000           4,000,000
                                                                                     ---------------
TOTAL COMMERCIAL PAPER                                                                    16,396,094
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (11.6%)
Pool of various securities for Gartmore
Mutual Funds - See Notes to Statement of Investments
(Securities Lending)                                             $    14,328,148          14,328,148
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                        14,328,148
                                                                                     ---------------
TOTAL INVESTMENTS (COST $129,331,837) (a) - 109.9%                                       135,968,707
OTHER LIABILITIES IN EXCESS OF ASSETS - (9.9)%                                           (12,285,556)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   123,683,151
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities
(b)  Represents non-income producing security.
(c) Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

GARTMORE GOVERNMENT BOND FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (86.6%)
FEDERAL HOME LOAN BANK (1.6%)
6.02%, 01/09/08, Series AA08                                           1,000,000     $     1,064,410
5.99%, 04/15/13, Series BD13                                           1,500,000           1,664,972
                                                                                     ---------------
                                                                                           2,729,382
                                                                                     ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (27.6%)
2.60%, 05/10/06, Series MTN                                           10,000,000           9,914,060
2.76%, 05/19/06, Series MTN                                           10,000,000           9,931,380
2.15%, 06/02/06, Series MTN                                            1,000,000             985,112
5.50%, 04/01/07, Gold Pool #M90718                                       493,724             505,482
7.25%, 06/15/07, REMIC, Series 1313-G                                     15,783              15,767
5.50%, 11/15/20, REMIC, Series 2541-VL                                 1,500,000           1,541,848
6.00%, 02/15/21, Series 2503-VD                                        4,000,000           4,118,878
3.50%, 12/15/21, REMIC, Series 1629-HA                                   105,323             105,252
5.50%, 01/15/22, REMIC, Series 2666-OC                                 1,500,000           1,557,885
6.50%, 03/15/24, REMIC, Series 1684-I                                  2,000,000           2,118,257
5.50%, 06/15/24, Series 2812-DC                                       10,000,000          10,287,476
6.50%, 07/15/30, REMIC, Series 2388-BE                                   221,021             221,503
6.50%, 03/15/31, REMIC, Series 2296-H                                    591,259             611,862
6.00%, 09/15/31, REMIC, Series 2419-UA                                 3,794,344           3,876,932
6.00%, 10/15/32, Series 2517-ZG                                        2,288,304           2,438,064
                                                                                     ---------------
                                                                                          48,229,758
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (44.6%)
6.31%, 01/01/06, Pool #73341                                             823,634             835,130
2.75%, 08/17/07                                                       10,000,000           9,988,999
6.10%, 07/01/08, Pool #380488                                            911,839             960,443
6.00%, 11/25/08, REMIC, Series 94-48-E                                   837,343             849,248
4.65%, 06/24/09                                                        5,000,000           5,033,430
4.50%, 04/01/10, Pool #M80812                                          1,808,081           1,814,470
7.42%, 11/01/11, Pool #73731                                           6,130,972           6,484,375
6.50%, 04/25/13, REMIC, Series 99-19-TD                                1,090,775           1,097,100
6.30%, 05/01/13, Pool #380311                                          1,830,943           1,936,293
6.30%, 04/01/14, Pool #381570                                          1,026,810           1,131,013
7.90%, 08/01/15, Pool #381190                                          1,595,792           1,900,761
7.11%, 10/01/15, Pool #383142                                          2,765,189           3,051,456
5.50%, 04/25/16, REMIC, Series 02-55-QD                                3,000,000           3,078,715
6.68%, 05/01/16, Pool #383452                                          1,961,370           2,132,953
6.59%, 02/01/17                                                        2,557,439           2,928,642
4.50%, 12/18/17                                                        3,748,000           3,573,463
7.90%, 01/01/18, Pool #382229                                          2,101,863           2,527,285
9.25%, 10/25/18, REMIC, Series 88-25-B                                    25,349              27,629
8.10%, 08/12/19                                                        1,000,000           1,332,787
8.50%, 01/25/20, REMIC, Series 90-7-B                                     73,647              79,821
6.85%, 05/17/20, Series 97-M6-C                                        1,409,843           1,488,355
7.50%, 02/25/23, REMIC, Series 93-16-Z                                   310,547             327,476
6.00%, 12/25/23, REMIC, Series 93-226-PK                               1,000,000           1,056,245
5.50%, 09/25/24, Series 2004-68-DY                                     2,391,304           2,458,606
8.43%, 11/18/24, Series MTN                                              500,000             714,234
5.03%, 06/01/29, Pool #386937                                          4,883,859           4,853,491
6.00%, 10/25/32, Series 2004-45-ZL                                     1,982,746           2,080,162
3.50%, 11/25/32, REMIC, Series 03-66-AP                                7,100,156           6,961,327
6.27%, 02/25/35, REMIC, Series 98-M4-D                                 2,500,000           2,711,746

6.30%, 10/17/38, REMIC, Series 98-73-MZ                                4,396,724           4,635,970
                                                                                     ---------------
                                                                                          78,051,625
                                                                                     ---------------
SOVEREIGN AGENCY (6.1%)
AID - Israel, 6.80%, 02/15/12, Series 3-D                              1,000,000           1,121,356
AID - Israel, 5.50%, 09/18/33                                          6,000,000           6,561,324
AID - Panama, 7.15%, 04/01/27                                          2,000,000           2,220,420
Resolution Funding, 8.88%, 04/15/30, Series B                            447,000             698,038
                                                                                     ---------------
                                                                                          10,601,138
                                                                                     ---------------
U.S. TREASURY INFLATION PROTECTED BONDS (6.7%)
2.00%, 07/15/14                                                        5,000,000           5,237,589
2.38%, 01/15/25                                                        6,000,000           6,540,878
                                                                                     ---------------
                                                                                          11,778,467
                                                                                     ---------------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS                                   151,390,370
                                                                                     ---------------

CASH EQUIVALENTS (13.2%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds
and U.S. Agency Securities, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $23,167,327)                                         23,165,783          23,165,783
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    23,165,783
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
 SECURITIES LENDING (3.8%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statements of Investments
(Securities Lending)                                             $     6,603,000           6,603,000
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
 SECURITIES LENING                                                                         6,603,000
                                                                                     ---------------

TOTAL INVESTMENTS (COST $177,825,773) (a) - 103.5%                                       181.159.153
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%                                            (6,204,925)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   174,954,228
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

REMIC     Real Estate Mortgage Investment Conduit

GARTMORE MONEY MARKET FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMERCIAL PAPER (64.7%)
ASSET BACKED CDO - TRUST PREFERRED (1.7%)
LOCKHART FUNDING LLC (1.7%)
2.35%, 02/04/05 (b)                                                   13,000,000     $    12,997,454
2.47%, 03/02/05 (b)                                                   15,000,000          14,970,154
2.45%, 03/07/05 (b)                                                    1,000,000             997,686
                                                                                     ---------------
                                                                                          28,965,294
                                                                                     ---------------
ASSET BACKED HOME LOANS (5.7%)
GEORGETOWN FUNDING CO. (3.0%)
2.35%, 02/03/05 (b)                                                   15,000,000          14,998,050
2.43%, 02/22/05 (b)                                                   10,360,000          10,345,315
2.47%, 02/22/05 (b)                                                   25,000,000          24,963,979
                                                                                     ---------------
                                                                                          50,307,344
                                                                                     ---------------
THORNBURG MORTGAGE CAPITAL (2.7%)
2.39%, 02/04/05 (b)                                                    5,000,000           4,999,004
2.39%, 02/08/05 (b)                                                   20,000,000          19,990,705
2.42%, 02/08/05 (b)                                                   20,000,000          19,990,589
2.50%, 02/25/05 (b)                                                    1,700,000           1,697,167
                                                                                     ---------------
                                                                                          46,677,465
                                                                                     ---------------
                                                                                          96,984,809
                                                                                     ---------------
ASSET BACKED SECURITIES - DOMESTIC (3.7%)
HARRIER FINANCIAL FUNDING US LLC (3.6%)
2.34%, 02/22/05 (b)                                                   22,000,000          21,969,969
2.38%, 03/07/05 (b)                                                   10,000,000           9,977,617
2.19%, 03/15/05 (b)                                                   10,000,000           9,974,683
2.57%, 04/07/05 (b)                                                    5,000,000           4,976,799
2.57%, 04/12/05 (b)                                                   10,000,000           9,950,028
2.61%, 04/15/05 (b)                                                    5,000,000           4,973,588
                                                                                     ---------------
                                                                                          61,822,684
                                                                                     ---------------
THREE PILLARS FUNDING CORP. (0.1%)
2.44%, 03/10/05 (b)                                                      328,000             327,177
2.46%, 03/17/05 (b)                                                    1,188,000           1,184,429
                                                                                     ---------------
                                                                                           1,511,606
                                                                                     ---------------
                                                                                          63,334,290
                                                                                     ---------------
ASSET BACKED SECURITIES - YANKEE (15.1%)
CHECK POINT CHARLIE, INC (3.4%)
2.37%, 02/04/05 (b)                                                    7,000,000           6,998,618
2.27% - 2.30%, 02/09/05 (b)                                           25,000,000          24,987,411
2.38%, 02/11/05 (b)                                                   15,000,000          14,990,083
2.43%, 03/09/05 (b)                                                      750,000             748,178
2.55%, 04/05/05 (b)                                                   10,000,000           9,955,375
                                                                                     ---------------
                                                                                          57,679,665
                                                                                     ---------------
GIRO FUNDING CORP. (3.0%)
2.44%, 03/15/05 (b)                                                   30,000,000          29,914,600
2.60%, 04/15/05 (b)                                                   21,498,000          21,384,658
                                                                                     ---------------
                                                                                          51,299,258
                                                                                     ---------------
GREYHAWK FUNDING LLC (0.6%)
2.37%, 02/11/05 (b)                                                   10,000,000           9,993,417
                                                                                     ---------------
K2 (USA) LLC (1.4%)
2.37%, 02/25/05 (b)                                                   24,300,000          24,261,768
                                                                                     ---------------
PREMIER ASSET COLLATERALIZED ENTITY LLC (3.4%)
2.33%, 02/18/05 (b)                                                   10,000,000           9,989,044

2.30%, 02/22/05 (b)                                                   20,000,000          19,973,167
2.43%, 02/28/05 (b)                                                    5,000,000           4,990,925
2.48% - 2.49%, 03/24/05 (b)                                            4,371,000           4,355,587
2.55%, 04/15/05 (b)                                                   19,600,000          19,498,652
                                                                                     ---------------
                                                                                          58,807,375
                                                                                     ---------------
SIGMA FINANCE, INC. (1.6%)
2.30%, 02/18/05 (b)                                                   15,000,000          14,983,709
2.38%, 03/01/05 (b)                                                    5,000,000           4,990,783
2.65%, 04/25/05 (b)                                                    5,000,000           4,969,451
2.69%, 04/26/05 (b)                                                    2,500,000           2,484,308
                                                                                     ---------------
                                                                                          27,428,251
                                                                                     ---------------
STANFIELD VICTORIA FUNDING LLC (1.7%)
2.31%, 02/07/05 (b)                                                   10,000,000           9,996,149
2.48%, 02/15/05 (b)                                                    1,135,000           1,133,905
2.42%, 02/25/05 (b)                                                      660,000             658,935
2.50%, 03/07/05 (b)                                                    9,898,000           9,874,630
2.50%, 03/30/05 (b)                                                    1,500,000           1,494,063
2.48%, 04/15/05 (b)                                                    6,000,000           5,969,827
                                                                                     ---------------
                                                                                          29,127,509
                                                                                     ---------------
                                                                                         258,597,243
                                                                                     ---------------
ASSET BACKED TRADE & TERM RECEIVABLES (7.3%)
DELAWARE FUNDING CORP (1.5%)
2.40%, 02/14/05 (b)                                                   15,158,000          15,144,863
2.42%, 02/15/05 (b)                                                   11,044,000          11,033,606
                                                                                     ---------------
                                                                                          26,178,469
                                                                                     ---------------
FALCON ASSET SECURITIZATION CORP. (0.7%)
2.50%, 02/28/05 (b)                                                   12,000,000          11,977,500
                                                                                     ---------------
KITTY HAWK FUNDING CORP. (1.5%)
2.37%, 02/15/05 (b)                                                   25,000,000          24,976,958
                                                                                     ---------------
OLD LINE FUNDING CORP. (3.6%)
2.37%, 02/23/05 (b)                                                   25,000,000          24,963,792
2.37% - 2.45%, 02/24/05 (b)                                           30,000,000          29,954,320
2.47%, 03/02/05 (b)                                                    5,000,000           4,990,051
                                                                                     ---------------
                                                                                          59,908,163
                                                                                     ---------------
PREFERRED RECEIVABLES FUNDING CORP. (0.0%)
2.50%, 02/28/05 (b)                                                      745,000             743,603
                                                                                     ---------------
                                                                                         123,784,693
                                                                                     ---------------
BANKS - DOMESTIC (1.0%)
BANK OF AMERICA CORP. (1.0%)
2.44%, 03/10/05                                                       17,000,000          16,957,368
                                                                                     ---------------
BANKS - FOREIGN (12.9%)
ANZ NATIONAL (INT'L) LTD. (1.2%)
2.44%, 03/11/05 (b)                                                   20,530,000          20,477,124
                                                                                     ---------------
BARCLAYS US FUNDING CORP. (0.1%)
2.44%, 03/07/05                                                        1,500,000           1,496,543
                                                                                     ---------------
DRESDNER US FINANCE, INC. (1.7%)
2.57%, 04/14/05                                                       30,000,000          29,845,800
                                                                                     ---------------
HBOS TREASURY SERVICES PLC (0.4%)
2.57%, 04/13/05                                                        6,938,000           6,902,834
                                                                                     ---------------
SOCIETE GENERALE NORTH AMERICAN (1.1%)
2.39%, 03/04/05                                                        8,133,000           8,116,262
2.53%, 04/11/05                                                       10,000,000           9,951,508
                                                                                     ---------------
                                                                                          18,067,770
                                                                                     ---------------
SVENSKA HANDELSBANK, INC. (3.2%)
2.30%, 02/03/05                                                       15,000,000          14,998,092
2.48%, 04/05/05                                                       40,000,000          39,826,400
                                                                                     ---------------
                                                                                          54,824,492
                                                                                     ---------------

UBS FINANCE (DE) LLC (2.7%)
2.35%, 02/17/05                                                       35,000,000          34,963,444
2.37%, 02/18/05                                                       10,000,000           9,988,832
2.40%, 03/15/05                                                        1,200,000           1,196,640
                                                                                     ---------------
                                                                                          46,148,916
                                                                                     ---------------
WESTCAP CAPITAL CORP. (2.5%)
2.44%, 03/24/05                                                        8,000,000           7,972,347
2.48%, 04/06/05                                                       25,000,000          24,889,778
2.64%, 04/25/05                                                        9,413,000           9,355,706
                                                                                     ---------------
                                                                                          42,217,831
                                                                                     ---------------
                                                                                         219,981,310
                                                                                     ---------------
BANKS - MORTGAGE (2.3%)
COUNTRYWIDE HOME LOANS (2.0%)
2.50%, 02/01/05                                                       35,044,000          35,044,000
                                                                                     ---------------
NORTHERN ROCK PLC (0.3%)
2.35%, 02/04/05 (b)                                                    4,780,000           4,779,064
                                                                                     ---------------
                                                                                          39,823,064
                                                                                     ---------------
BROKERS / DEALERS (3.6%)
BEAR STEARNS COS., INC. (2.1%)
2.29%, 02/01/05 (b)                                                   35,000,000          35,000,001
                                                                                     ---------------
GOLDMAN SACHS GROUP, INC. (0.9%)
2.50%, 02/08/05                                                       13,058,000          13,051,652
2.52%, 02/17/05                                                        2,542,000           2,539,153
                                                                                     ---------------
                                                                                          15,590,805
                                                                                     ---------------
MORGAN STANLEY DEAN WITTER & CO. (0.6%)
2.48%, 02/04/05                                                       10,000,000           9,997,933
                                                                                     ---------------
                                                                                          60,588,739
                                                                                     ---------------
BUILDING SOCIETY (0.5%)
NATIONWIDE BUILDING SOCIETY (0.5%)
2.37%, 02/22/05 (b)                                                    9,235,000           9,222,233
                                                                                     ---------------
FINANCE LESSORS (2.6%)
PB FINANCE (DELAWARE) (2.6%)
2.28%, 02/01/05                                                          606,000             606,000
2.36%, 02/03/05                                                          150,000             149,980
2.41%, 02/23/05                                                       11,618,000          11,600,889
2.43% - 2.45%, 03/03/05                                               13,450,000          13,422,588
2.48%, 03/17/05                                                       18,500,000          18,444,329
                                                                                     ---------------
                                                                                          44,223,786
                                                                                     ---------------
FINANCE SERVICES (3.7%)
ING US FUNDING (0.8%)
2.47%, 04/04/05                                                       13,238,000          13,181,687
                                                                                     ---------------
PRIVATE EXPORT FUNDING CORP. (2.9%)
2.07%, 02/02/05 (b)                                                   12,642,000          12,641,277
2.65%, 06/23/05 (b)                                                   25,000,000          24,738,680
2.66%, 06/27/05 (b)                                                    2,800,000           2,769,794
2.65%, 06/28/05 (b)                                                   10,000,000           9,891,792
                                                                                     ---------------
                                                                                          50,041,543
                                                                                     ---------------
                                                                                          63,223,230
                                                                                     ---------------
INSURANCE CARRIERS (2.0%)
ALLIANZ FINANCE CORP. (2.0%)
2.42%, 03/10/05 (b)                                                   25,000,000          24,937,922
2.53%, 04/06/05 (b)                                                   10,000,000           9,955,022
                                                                                     ---------------
                                                                                          34,892,944
                                                                                     ---------------
SUBDIVIDERS & DEVELOPERS (2.6%)
YORKSHIRE BUILDING SOCIETY (2.6%)
2.28%, 02/18/05                                                       35,000,000          34,962,482
2.45%, 03/11/05                                                        7,000,000           6,981,897
2.58%, 04/13/05                                                        2,000,000           1,989,843
                                                                                     ---------------
                                                                                          43,934,222
                                                                                     ---------------

TOTAL COMMERCIAL PAPER                                                                 1,104,513,225
                                                                                     ---------------
FLOATING RATE NOTES (25.0%)
ASSET BACKED CDO (4.1%)
CASTLE HILL III CLO LTD. (0.6%)
2.53%, 03/15/05 (b) (c)                                               10,000,000          10,000,000
                                                                                     ---------------
COMMODORE CDO I LTD CLASS AIMM (0.9%)
2.57%, 03/12/05 (b) (c)                                               15,000,000          15,000,000
                                                                                     ---------------
DAVIS SQUARE FUNDING LTD. (0.6%)
2.43%, 02/06/05 (b) (c)                                               10,000,000          10,000,000
                                                                                     ---------------
DUKE FUNDING VI MANAGED (0.3%)
2.68%, 04/08/05 (b) (c)                                                5,000,000           5,000,000
                                                                                     ---------------
NEWCASTLE CDO, LTD. (0.6%)
2.55%, 02/24/05 (b) (c)                                               10,000,000          10,000,000
                                                                                     ---------------
NORTHLAKE CDO CLASS I-MM (1.1%)
2.52%, 03/06/05 (b) (c)                                               20,000,000          20,000,000
                                                                                     ---------------
                                                                                          70,000,000
                                                                                     ---------------
ASSET BACKED EQUIPMENT TRUST (0.2%)
MARLIN LEASING RECEIVABLES LLC (0.2%)
2.53%, 02/15/05 (b) (c)                                                2,934,525           2,934,525
                                                                                     ---------------
ASSET BACKED SECURITIES - YANKEE (6.9%)
K2 (USA) LLC (1.8%)
2.15%, 02/07/05 (b) (c)                                               30,000,000          29,999,976
                                                                                     ---------------
PREMIER ASSET COLLATERALIZED ENTITY LLC (0.9%)
2.44%, 02/15/05 (b) (c)                                               15,000,000          14,998,142
                                                                                     ---------------
SIGMA FINANCE, INC. (0.9%)
2.47%, 02/15/05 (b) (c)                                               15,000,000          15,000,809
2.48%, 02/29/05 (b) (c)                                               19,000,000          18,993,527
                                                                                     ---------------
                                                                                          33,994,336
                                                                                     ---------------
STANFIELD VICTORIA FUNDING LLC (2.2%)
2.50%, 02/25/05 (b) (c)                                               10,000,000           9,998,698
2.47%, 02/15/05 (b) (c)                                               10,000,000           9,999,989
2.44%, 02/15/05 (b) (c)                                               17,000,000          16,998,207
                                                                                     ---------------
                                                                                          36,996,894
                                                                                     ---------------
                                                                                         115,989,348
                                                                                     ---------------
BANKS - DOMESTIC (1.3%)
BANK OF AMERICA CORP. (0.6%)
2.30%, 02/01/05 (c)                                                   10,000,000          10,000,000
                                                                                     ---------------
WELLS FARGO & CO. (0.7%)
2.31%, 02/2/05 (b) (c)                                                13,000,000          13,000,000
                                                                                     ---------------
                                                                                          23,000,000
                                                                                     ---------------
BANKS - FOREIGN (1.6%)
HBOS TREASURY SERVICES PLC (1.0%)
2.39%, 03/20/05 (c)                                                   18,000,000          18,000,000
                                                                                     ---------------
WESTDEUTSCHE LANDESBANK GIRO (0.6%)
2.37%, 02/10/05 (b) (c)                                               10,000,000          10,000,000
                                                                                     ---------------
                                                                                          28,000,000
                                                                                     ---------------
BANKS - MORTGAGE (1.9%)
NORTHERN ROCK PLC (1.9%)
2.49%, 04/10/05 (b) (c)                                               12,500,000          12,500,000
2.45%, 02/03/05 (b) (c)                                               20,000,000          20,000,000
                                                                                     ---------------
                                                                                          32,500,000
                                                                                     ---------------
BROKER / DEALERS (2.8%)
BEAR STEARNS COS., INC. (0.1%)
2.71%, 02/15/05 (c)                                                    2,500,000           2,507,635
                                                                                     ---------------

GOLDMAN SACHS GROUP, INC. (1.5%)
2.56%, 02/01/05 (b) (c)                                               13,000,000          13,000,000
2.59%, 02/22/05 (b) (c)                                               13,000,000          13,000,000
                                                                                     ---------------
                                                                                          26,000,000
                                                                                     ---------------
MORGAN STANLEY DEAN WITTER & CO. (1.2%)
2.43%, 02/03/05 (c)                                                   20,000,000          20,000,000
                                                                                     ---------------
                                                                                          48,507,635
                                                                                     ---------------
FINANCE - DIVERSIFIED (1.5%)
GENERAL ELECTRIC CAPITAL CORP. (1.5%)
2.52%, 02/09/05 (b) (c)                                               19,000,000          19,000,000
2.58%, 02/17/05 (b) (c)                                                7,000,000           7,000,000
                                                                                     ---------------
                                                                                          26,000,000
                                                                                     ---------------
INSURANCE (0.9%)
ALLSTATE LIFE GLOBAL FUNDING (0.9%)
2.41%, 02/08/05 (b) (c)                                               15,000,000          15,000,000
                                                                                     ---------------
PERSONAL CREDIT INSTITUTIONS (0.6%)
AMERICAN HONDA FINANCE CORP. (0.6%)
2.37%, 02/06/05 (c)                                                   10,000,000          10,000,000
                                                                                     ---------------
U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (3.2%)
FEDERAL HOME LOAN BANK (2.0%)
2.38%, 02/16/05 (c)                                                   20,000,000          19,997,292
2.75%, 02/14/05 (c)                                                   15,000,000          15,000,000
                                                                                     ---------------
                                                                                          34,997,292
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.2%)
2.52%, 02/04/05 (c)                                                   20,000,000          20,018,757
                                                                                     ---------------
                                                                                          55,016,049
                                                                                     ---------------
TOTAL FLOATING RATE NOTES                                                                426,947,557
                                                                                     ---------------
U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (5.9%)
FEDERAL HOME LOAN BANK (3.0%)
1.30%, 02/23/05, Callable                                             10,000,000          10,000,000
1.47%, 03/01/05                                                       10,000,000          10,000,000
1.63%, 03/04/05, Callable                                             10,000,000          10,000,000
1.25%, 03/29/05, Callable                                             10,000,000          10,000,000
2.49%, 04/27/05                                                          697,000             692,902
1.35%, 04/29/05                                                       10,000,000          10,000,000
                                                                                     ---------------
                                                                                          50,692,902
                                                                                     ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.5%)
1.89%, 03/01/05                                                        7,301,000           7,290,381
2.46%, 04/05/05                                                          661,000             658,154
2.46%, 04/12/05                                                          369,000             367,235
                                                                                     ---------------
                                                                                           8,315,770
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.4%)
2.38%, 03/02/05                                                        1,721,000           1,717,700
2.48%, 04/15/05                                                        2,600,000           2,586,925
2.51%, 04/20/05                                                          700,000             696,193
2.50%, 04/29/05                                                        1,242,000           1,234,496
1.40%, 05/03/05, Callable                                             10,000,000          10,000,000
1.50%, 05/09/05, Callable                                             10,000,000          10,000,000
2.56%, 05/18/05                                                       14,880,000          14,768,058
                                                                                     ---------------
                                                                                          41,003,372
                                                                                     ---------------
TOTAL U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS                                     100,012,044
                                                                                     ---------------
TAXABLE MUNICIPAL NOTES (2.4%)
ELECTRIC UTILITY (0.7%)
SOUTH CAROLINA PUBLIC SERVICE AUTHORITY (0.7%)
2.43%, 03/08/05                                                       12,064,000          12,035,499
                                                                                     ---------------

FINANCE - CONSUMER LOANS (1.3%)
IOWA STUDENT LOAN LIQ. CO. (1.3%)
2.36% - 2.43%, 02/15/05                                               22,200,000          22,179,285
                                                                                     ---------------
FINANCE, TAXATION, & MONETARY POLICY (0.4%)
SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION (0.4%)
2.40%, 02/14/05                                                        7,143,000           7,136,809
                                                                                     ---------------
TOTAL TAXABLE MUNICIPAL NOTES                                                             41,351,593
                                                                                     ---------------
CERTIFICATES OF DEPOSIT (2.1%)
BANKS - DOMESTIC (2.1%)
STATE STREET CORP (2.1%)
1.31%, 04/15/05                                                       35,000,000          35,000,000
                                                                                     ---------------
TOTAL CERTIFICATES OF DEPOSIT                                                             35,000,000
                                                                                     ---------------
CORPORATE BONDS (0.0%)
ASSET BACKED AUTO RECEIVABLES (0.0%)
CPS AUTO TRUST SERIES 2004-B (0.0%)
1.80%, 07/15/05                                                          502,837             502,837
                                                                                     ---------------
TOTAL CORPORATE BONDS                                                                        502,837
                                                                                     ---------------
MONEY MARKET (0.0%)
MANAGEMENT INVESTMENT, OPEN-END - MUTUAL FUNDS (0.0%)
Aim Liquid Assets Portfolio - Institutional Class                         75,058              75,058
                                                                                     ---------------
TOTAL MONEY MARKET                                                                            75,058
                                                                                     ---------------
TOTAL INVESTMENTS (COST $1,708,402,314) (a) - 100.1%                                   1,708,402,314
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                            (1,972,387)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $ 1,706,429,927
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b) Rule 144A, Section 4(2), or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2005. The maturity date represents the next reset date for the security.
CDO  Collateralized Debt Obligation

GARTMORE TAX FREE INCOME FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
MUNICIPAL BONDS (98.4%)
ALABAMA (7.7%)
Alabama 21st Century Authority                                         1,500,000     $     1,596,405
Tobacco Settlement Revenue Bonds, 5.75%, 12/01/2015
Alabama 21st Century Authority                                         4,000,000           3,964,320
Tobacco Settlement Revenue Bonds, 5.50%, 12/01/2021
Alabama Housing Finance Authority                                      1,045,000           1,079,297
Single-Family Revenue Bonds,
(Collateralized Home Mortgage Revenue
Bond Program), Series 1996-D, 6.00%, 10/01/2016
Auburn University Alabama General Fee                                  1,685,000           1,878,758
Revenue Bonds, 5.50%, 06/01/2018
Birmingham, Alabama Water & Sewer                                      1,750,000           1,762,880
Revenue Warrants, Series 1998-A, 4.75%, 01/01/2029
Jefferson County, Alabama Sewer Capital
Improvement Revenue Warrants, Series A, 5.13%, 02/01/2029              4,000,000           4,381,760
                                                                                     ---------------
                                                                                          14,663,420
                                                                                     ---------------
ARIZONA (1.0%)
Mesa, Arizona Industrial Development
Authority Revenue Bonds, (Discovery
Health Systems), Series A, 5.63%,
01/01/2029                                                             1,800,000           1,968,426
                                                                                     ---------------
COLORADO (1.9%)
Denver, Colorado City & County
Airport Revenue Bonds, Series B, 5.50%, 11/15/2025                     3,500,000           3,690,120
                                                                                     ---------------
DISTRICT OF COLUMBIA (1.4%)
District of Columbia General Obligation                                1,775,000           1,874,897
Unlimited Bonds, Series A, 5.50%,
06/01/2029
District of Columbia Prerefunded General
Obligation Unlimited, Series A, 5.50%, 06/01/2029                        725,000             813,182
                                                                                     ---------------
                                                                                           2,688,079
                                                                                     ---------------
FLORIDA (1.4%)
Florida State Board of Education Capital                               1,050,000           1,180,767
Outlay (Public Education), Series D,
5.75%, 06/01/2022
Jacksonville, Florida Electric Authority
Revenue Bonds, (St. John's River), Series 9, 5.25%,
10/01/2021                                                             1,520,000           1,523,344
                                                                                     ---------------
                                                                                           2,704,111
                                                                                     ---------------
GEORGIA (3.8%)
Atlanta, Georgia Airport General                                       1,000,000           1,129,320
Obligation Refunding Revenue Bonds,
Series A, 5.50%, 01/01/2026

Georgia Local Government Certificates of                               1,000,000           1,070,400
Participation Grantor Trust, Series
1998-A, 4.75%, 06/01/2028
Georgia Municipal Electric Power                                         465,000             597,418
Authority Revenue Bonds, Prerefunded
Series V, 6.60%, 01/01/2018
Georgia Municipal Electric Power                                       2,285,000           2,847,933
Authority Revenue Bonds, Unrefunded
Series V, 6.60%, 01/01/2018
Georgia Private College & Universities
Authority, Refunding Revenue Bonds,
(Mercer University Project), Series A,
5.25%, 10/01/2025                                                      1,500,000           1,537,995
                                                                                     ---------------
                                                                                           7,183,066
                                                                                     ---------------
ILLINOIS (12.5%)
Chicago Park District, Illinois General                                3,050,000           3,263,287
Obligation Unlimited Tax Park Bonds,
Series 1996, 5.60%, 01/01/2021
Chicago, Illinois Project General                                      2,930,000           3,190,594
Obligation Limited,
Series A, 5.38%, 01/01/2024
Illinois Development Finance Authority                                 1,750,000           1,853,303
Hospital Revenue Bonds, (Adventist
Health Systems/Sunbelt Obligation),
5.50%, 11/15/2020
Illinois Development Finance Authority                                 3,000,000           3,159,090
Hospital Revenue Bonds, (Adventist
Health Systems/Sunbelt Obligation),
5.65%, 11/15/2024
Illinois State Building, Illinois Sales                                2,500,000           2,589,950
Tax Revenue Bonds, Series V, 6.38%,
06/15/2017
Illinois State General Obligation                                      1,000,000           1,126,220
Unlimited Revenue Bonds, 5.25%,
08/01/2013
Illinois State General Obligation                                      3,425,000           3,692,630
Unlimited Revenue Bonds, 5.25%,
05/01/2023
Metropolitan Pier & Exposition
Authority Illinois Dedicated State Tax
Revenue Bonds (Mccormick Place
Expansion Project), 5.50%, 12/15/2024                                  4,500,000           4,930,964
                                                                                     ---------------
                                                                                          23,806,038
                                                                                     ---------------
INDIANA (4.5%)
Ball State University Student Fee                                      1,000,000           1,170,500
Revenue Bonds, Series J, 6.20%,
07/01/2020
Indiana State Toll Road Commission
East-West Toll Road Revenue Bonds,
Series 1980, 9.00%, 01/01/2015                                         5,335,000           7,364,007
                                                                                     ---------------
                                                                                           8,534,507
                                                                                     ---------------
KANSAS (0.9%)
Wichita, Kansas Hospital Revenue
Refunding Bonds (Facilities
Improvements Series 11), 6.75%, 11/15/2019                             1,500,000           1,734,930
                                                                                     ---------------
LOUISIANA (0.9%)
Tobacco Settlement Financing Corp.
(Louisiana Revenue Asset Backed), Series
2001B, 5.88%, 05/15/2039                                               1,750,000           1,643,635
                                                                                     ---------------

MASSACHUSETTS (4.7%)
Massachusetts Bay Transportation                                       2,000,000           2,084,580
Authority Revenue Bonds, (General
Transportation System), Series A,
5.38%, 03/01/2019
Massachusetts State Consumer Loan                                      1,500,000           1,734,615
General Obligation Limited, Series C,
5.50%, 11/01/2015
Massachusetts State Consumer Loan                                      1,000,000           1,161,380
General Obligation Limited, Series D, 5.50%, 08/01/2019
Massachusetts State General Obligation                                 2,000,000           2,322,460
Unlimited Bonds, Series D, 5.50%,
10/01/2018
Massachusetts State Prerefunded                                           95,000             106,351
Consumer Loan General Obligation
Limited, Series B, 5.25%, 03/01/2021
Massachusetts State Unrefunded
Consumer Loan General Obligation
Limited, Series B, 5.25%, 03/01/2021                                   1,405,000           1,572,869
                                                                                     ---------------
                                                                                           8,982,255
                                                                                     ---------------
MICHIGAN (4.2%)
Michigan State General Obligation                                      3,500,000           4,069,310
Unlimited Tax Bonds (Environmental
Protection Program), Series 1992, 6.25%,
11/01/2012
Michigan State Hospital Finance                                        1,500,000           1,579,410
Authority Refunding Revenue Bonds,
(Henry Ford Health), 6.00%, 11/15/2024

Michigan State Hospital Finance
Authority Revenue Bonds, (Ascension
Health Credit), Series A, 5.75%, 11/15/2018                            2,000,000           2,271,160
                                                                                     ---------------
                                                                                           7,919,880
                                                                                     ---------------
MINNESOTA (0.9%)
St. Louis Park, Minnesota Independent
School District Number 283 General
Obligation Unlimited Tax Bonds, 5.75%, 02/01/2018                      1,500,000           1,660,740
                                                                                     ---------------
MISSOURI (1.0%)
Jackson County, Missouri Special                                       1,415,000           1,627,080
Obligation Revenue Bonds, Series A,
5.50%, 12/01/2012
Missouri State Environmental
Improvement & Energy Resource
Authority, State Revolving
Fund-Multiple, Series A, Refunded
Portion, 6.55%, 07/01/2014                                               365,000             366,157
                                                                                     ---------------
                                                                                           1,993,237
                                                                                     ---------------
NEVADA (0.7%)
University of Nevada Community
College Revenue Bonds, 5.38%, 07/01/2020                               1,200,000           1,298,316
                                                                                     ---------------

NEW JERSEY (2.5%)
New Jersey State Transportation Trust                                  1,000,000           1,173,640
Fund Authority, Transportation Systems
Revenue Bonds, Series A, 5.75%,
06/15/2017
New Jersey State Transportation Trust                                  2,000,000           2,344,020
Fund Authority, Transportation Systems
Revenue Bonds, Series B, 6.00%,
12/15/2015
New Jersey State Turnpike Authority                                      790,000             961,051
Revenue Bonds, Prerefunded Series
1991-C, 6.50%, 01/01/2016
New Jersey State Turnpike Authority
Revenue Bonds, Unrefunded Series
1991-C, 6.50%, 01/01/2016                                                210,000             253,140
                                                                                     ---------------
                                                                                           4,731,851
                                                                                     ---------------
NEW MEXICO (0.8%)
Bernalillo County, New Mexico Gross
Receipts Tax Revenue Bonds, 5.25%, 10/01/2026                          1,500,000           1,583,505
                                                                                     ---------------
NEW YORK (1.2%)
New York State Local Government                                        1,000,000           1,174,731
Assistance Corporation Revenue
Refunding Bonds, Series 1993-E, 6.00%,
04/01/2014
New York, New York City Transitional                                     795,000             916,261
Finance Authority Future Tax Secured
Revenue Bonds, 5.75%, 11/15/2019
New York, New York City Transitional
Finance Authority Future Tax Secured
Revenue Bonds, 5.75%, 11/15/2019                                         205,000             232,160
                                                                                     ---------------
                                                                                           2,323,152
                                                                                     ---------------
NORTH CAROLINA (2.7%)
North Carolina Housing Finance                                           835,000             852,368
Agency, Single-Family Revenue Bonds,
Series A, 6.25%, 03/01/2017
North Carolina Medical Care                                            2,000,000           2,026,620
Commission Hospital Revenue Bonds
(Firsthealth of the Carolinas), 4.75%,
10/01/2026
North Carolina Medical Care
Commission Hospital Revenue Bonds,
(Gaston Health Care), 5.00%, 02/15/2029                                2,300,000           2,336,754
                                                                                     ---------------
                                                                                           5,215,742
                                                                                     ---------------
OHIO (6.0%)
Allen County, Ohio Special Obligation                                  3,180,000           3,558,006
Revenue Bonds, 5.25%, 12/01/2015
Cleveland, Ohio Waterworks Revenue                                     1,000,000           1,123,540
Bonds, Series K, 5.25%, 01/01/2020
Franklin County, Ohio Hospital                                         1,100,000           1,144,968
Refunding & Improvement Revenue
Bonds, (The Children's Hospital Project),
Series 1996-A, 5.75%, 11/01/2020
Hamilton, Ohio City School District                                    1,000,000           1,104,520
General Obligation Bonds, Series A,
5.50%, 12/01/2019
Montgomery County, Ohio Hospital                                       2,500,000           2,773,750
Revenue Bonds (Kettering Medical
Center), 6.75%, 04/01/2018

Ohio State Building, Ohio Sales Tax
Revenue Bonds, 5.00%, 04/01/2017                                       1,655,000           1,796,784
                                                                                     ---------------
                                                                                          11,501,568
                                                                                     ---------------
PENNSYLVANIA (0.6%)
Pennsylvania State University General
Obligation Unlimited Bonds, 5.25%, 03/01/2016                          1,000,000           1,110,290
                                                                                     ---------------
SOUTH CAROLINA (4.9%)
Greenville, South Carolina Waterworks                                  1,685,000           1,867,637
Revenue Bonds, 5.25%, 02/01/2016
South Carolina State Housing Finance &                                   955,000             971,942
Development Authority Homeownership
Mortgage Purchase Bonds, Series 1994-A,
6.38%, 07/01/2016
South Carolina State Public Service                                    1,000,000           1,099,830
Authority Revenue Bonds, Series A,
5.50%, 01/01/2022
South Carolina Transportation                                          1,000,000           1,126,430
Infrastructure Revenue Bonds, 5.50%,
10/01/2030
South Carolina Transportation                                          3,000,000           3,233,100
Infrastructure Revenue Bonds, Series A,
5.38%, 10/01/2024
Spartanburg, South Carolina Water
System Revenue Bonds, Series 1996, 6.10%, 06/01/2021                   1,000,000           1,050,720
                                                                                     ---------------
                                                                                           9,349,659
                                                                                     ---------------
TENNESSEE (2.9%)
Shelby County, Tennessee Educational                                   4,200,000           4,402,524
& Housing Facilities Board Revenue
Bonds (St. Judes Children's Research),
5.38%, 07/01/2024
Shelby County, Tennessee Health
Educational & Housing Facilities Board
Revenue Bonds (St. Judes Children's
Research), 6.00%, 07/01/2014                                           1,000,000           1,107,630
                                                                                     ---------------
                                                                                           5,510,154
                                                                                     ---------------
TEXAS (17.3%)
Beaumont Independent School District,                                  2,325,000           2,389,937
Texas General Obligation Unlimited Tax
School Building Bonds, Series 1996,
5.00%, 02/15/2016
Collin County, Texas Permanent                                         1,300,000           1,417,416
Improvement General Obligation Limited
Tax Bonds, Series A, 5.50%,
02/15/2019
Comal, Texas Independent School                                        2,000,000           2,242,440
District General Obligation Unlimited Tax
School Building and Refunding Bonds,
5.63%, 08/01/2019
Fort Bend Independent School District,                                 2,300,000           2,405,179
Texas General Obligation Unlimited Tax
Bonds, Series 1996, 5.00%, 02/15/2018
Fort Worth, Texas General Obligation                                   1,350,000           1,439,114
Limited Tax Bonds, 5.63%, 03/01/2017

Harris County, Texas Health Facilities                                 5,325,000           6,333,448
Development Corporation Revenue School
Health Care Systems, Series B, 5.75%,
07/01/2027
Houston, Texas Independent School                                      1,500,000           1,576,425
District General Obligation Limited Tax
School House Refunding Bonds, Series
1997, 5.38%, 08/15/2017
Houston, Texas Independent School                                      2,000,000           2,027,800
District General Obligation Limited Tax
School House Refunding Bonds, Series A,
4.75%, 02/15/2026
Leander, Texas Independent School                                      1,000,000           1,068,500
District General Obligation Unlimited
Refunding Bonds, 5.00%, 08/15/2022
Lower Colorado River Authority, Texas                                  1,245,000           1,522,822
Junior Lien Refunding Revenue Bonds,
Escrowed Series 1992, 6.00%,
01/01/2017
Montgomery County, Texas General                                       1,000,000           1,086,890
Obligation Limited, 5.25%, 09/01/2019
San Antonio, Texas Water Revenue                                       1,000,000           1,049,690
Bonds, 5.00%, 05/15/2025
Socorro, Texas Independent School                                      1,000,000           1,081,570
District General Obligation Unlimited Tax
Bonds, Series A, 5.75%, 02/15/2014
Spring Branch, Texas Independent                                       1,500,000           1,616,625
School District General Obligation
Limited, 5.20%, 02/01/2020
United Independent School District                                     1,000,000           1,066,720
General Obligation Unlimited Tax Bonds,
5.38%, 08/15/2025
Weatherford, Texas Independent School                                  2,655,000           2,659,035
District General Obligation Unlimited Tax
School Building and Refunding Bonds,
Series 1994, 6.50%, 02/15/2015

Wichita Falls, Texas Water and Sewer
Revenue Bonds (Priority Lien), 5.38%, 08/01/2019                       2,000,000           2,200,300
                                                                                     ---------------
                                                                                          33,183,911
                                                                                     ---------------
VERMONT (1.2%)
Vermont Educational & Health
Buildings Financing Agency Revenue
Bonds (Fletcher Allen Health), Series A,
6.00%, 12/01/2023                                                      2,000,000           2,283,440
                                                                                     ---------------
VIRGINIA (3.7%)
Fairfax County, Virginia Water                                           940,000           1,022,607
Authority Refunding Revenue Bonds,
Series 1992, 6.00%, 04/01/2022
Henrico County, Virginia Water &                                       1,205,000           1,229,835
Sewer System Refunding Revenue Bonds,
Series 1994, 5.88%, 05/01/2014

Virginia College Building Authority                                    2,955,000           3,187,943
Educational Facilities Revenue Bonds,
5.00%, 02/01/2018
Virginia Commonwealth Transportation
Board Revenue Bonds, 5.00%, 04/01/2018                                 1,435,000           1,550,417
                                                                                     ---------------
                                                                                           6,990,802
                                                                                     ---------------

WASHINGTON (5.6%)
Seattle, Washington Municipal Light &                                  1,000,000           1,048,040
Power Revenue Improvement &
Refunding Revenue Bonds, 5.13%,
03/01/2026
Seattle, Washington Water Systems                                      2,000,000           2,160,120
Revenue Bonds, 5.38%, 03/01/2029
Washington State General Obligation                                    2,500,000           2,706,025
Limited, 5.00%, 01/01/2015
Washington State Motor Vehicle Fuel                                    3,500,000           3,664,500
Tax General Obligation Unlimited Tax
Bonds, Series 1997-D, 5.38%,
01/01/2022
Washington State Motor Vehicle Fuel
Tax General Obligation Unlimited Tax
Bonds, Series C, 5.80%, 01/01/2017                                     1,000,000           1,120,640
                                                                                     ---------------
                                                                                          10,699,325
                                                                                     ---------------
WISCONSIN (1.5%)
Wisconsin State General Obligation                                     1,000,000           1,101,410
Unlimited, Series C, 5.55%, 05/01/2021
Wisconsin State Transportation Revenue
Bonds, Series A, 5.50%, 07/01/2016                                     1,500,000           1,690,770
                                                                                     ---------------
                                                                                           2,792,180
                                                                                     ---------------
TOTAL MUNICIPAL BONDS                                                                    187,746,339
                                                                                     ---------------

TOTAL INVESTMENTS (COST $171,917,615) (a) - 98.4%                                        187,746,339
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%                                               3,000,230
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   190,746,569
                                                                                     ===============

(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

Distribution of investments, as a percentage of net assets in securities at value, is as follows:

               INDUSTRY                            PERCENT          VALUE
--------------------------------------------       -------     ---------------
Air, Water, and Solid Waste                           1.15%    $     2,200,300
Airports Flying Fields                                2.53%          4,819,440
Colleges and Universities                             4.91%          9,373,544
Educational Services                                  0.57%          1,081,570
Electric and Other Services                           0.80%          1,523,344
Elementary and Secondary Schools                      5.91%         11,270,961
Environmental Quality                                 0.19%            366,157
Facilities Support Services                           4.08%          7,777,439
Finance, Taxation, and Money                          6.48%         12,352,147
General Obligation                                   25.37%         48,401,722
Health Services                                       7.41%         14,127,043
Highway and Street Construction                       0.81%          1,550,417
Hospitals                                            10.93%         20,848,411
Local and Surburban                                   1.09%          2,084,580
Regulation, Administration of Transportation          1.52%          2,904,961
Regulation, Administration of Utilities               0.55%          1,048,040
Single Family Housing                                 1.52%          2,903,604
Tobacco and Tobacco Products                          3.78%          7,204,360
Transportation Services                               7.99%         15,241,197
Water, sewer, and Utility                            10.84%         20,667,102
                                                   -------     ---------------
                                                     98.43%    $   187,746,339
                                                   -------     ---------------

GARTMORE MORLEY ENHANCED INCOME FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
ASSET BACKED SECURITIES (57.8%)
AGENCY WRAPPED (1.1%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.6%)
Series T-50, Class A7, 3.55%, 10/27/31                                 2,000,000     $     1,992,390
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.5%)
Series 2003-W13, Class AF3, 2.85%, 10/25/33                            1,867,271           1,860,407
                                                                                     ---------------
                                                                                           3,852,797
                                                                                     ---------------
AUTO LOANS (20.9%)
Americredit Automobile Receivables                                     6,200,000           6,139,885
Trust, 2.18%, 07/07/08
Capital Auto Receivables Asset Trust,                                  2,097,985           2,095,714
Series 2003-1, A2A, 2.27%, 01/17/06
Capital Auto Receivables Asset Trust,                                  1,901,828           1,885,249
Series 2003-2, Class A3A, 1.44%,
02/15/07
Capital Auto Receivables Asset Trust,                                  3,202,470           3,210,117
Series 2002-1, Class A4, 4.16%,
07/16/07
Capital One Auto Finance Trust, 2.96%,                                 6,270,000           6,208,047
04/15/09
Capital One Auto Finance Trust, 3.44%,                                 4,000,000           4,001,794
06/15/09
Capital One Prime Auto Receivables                                     3,000,000           2,993,291
Trust, 3.04%, 07/15/07
Chase Manhattan Auto Owner Trust,                                      1,471,994           1,467,270
Series 2003-C, Class A2, 1.60%,
09/15/06
Chase Manhattan Auto Owner Trust,                                      4,315,212           4,282,275
Series 2003-A, Class A3, 1.52%,
05/15/07
Chase Manhattan Auto Owner Trust,                                      3,816,984           3,842,229
Series 2002-B, Class A4, 4.21%,
01/15/09
Daimler Chrysler Auto Trust, Series                                    1,905,828           1,901,322
2003-B, Class A2, 1.61%, 07/10/06
Daimler Chrysler Auto Trust, Series                                    5,000,000           4,980,846
2003-A, Class A3, 2.12%, 11/08/06
Daimler Chrysler Auto Trust, 4.49%,                                    4,819,610           4,842,305
10/06/08
Ford Credit Auto Owner Trust, Series                                   4,000,000           4,022,922
2002-B, Class A4, 4.75%, 08/15/06
Ford Credit Auto Owner Trust, Series                                   3,396,630           3,404,403
2002-C, Class A4, 3.79%, 09/15/06
Honda Auto Receivables Owner Trust,                                    1,642,026           1,637,830
Series 2003-3, Class A2, 1.52%,
04/21/06
Honda Auto Receivables Owner Trust,                                    2,590,658           2,580,758
1.92%, 11/20/06
Honda Auto Receivables Owner Trust,                                    5,000,000           4,966,100
Series 2004-3, Class A2, 2.48%,
05/18/07

WFS Financial Owner Trust, 2.19%,                                      5,000,000           4,933,668
06/20/08
WFS Financial Owner Trust, 2.74%, 09/20/10                             5,000,000           4,956,868
                                                                                     ---------------
                                                                                          74,352,893
                                                                                     ---------------
CREDIT CARDS (19.4%)
American Express Credit Account Master                                 5,000,000           5,120,145
Trust, Series 01-2, Class A, 5.53%,
10/15/08
American Express Credit Account Master                                 4,750,000           4,640,418
Trust, 1.69%, 01/15/09
Bank One Issuance Trust, Series                                        4,000,000           4,014,766
2002-A2, Class A2, 4.16%, 01/15/08
Bank One Issuance Trust, Series                                        3,100,000           3,101,468
2003-A2, Class A2, 2.53%, 10/15/08
Capital One Master Trust, 2.22%,                                       4,028,330           4,010,081
08/15/07
Capital One Master Trust, Series                                       5,000,000           5,077,347
2000-2, Class A, 7.20%, 08/15/08
Capital One Master Trust, 5.45%,                                       4,500,000           4,616,135
03/16/09
Chase Credit Card Master Trust, Series                                 4,000,000           4,001,559
2003-1, Class A, 2.53%, 04/15/08
Chase Credit Card Master Trust, Series                                 4,000,000           4,009,016
2001-6, Class A, 2.61%, 03/16/09
Chemical Master Credit Card Trust I,                                   4,000,000           4,088,798
Series 1996-2, Class A, 5.98%,
09/15/08
Citibank Credit Card Issuance Trust,                                   4,000,000           3,959,284
Series 2003-A5, Class A5, 2.50%,
04/07/08
Citibank Credit Card Master Trust,                                     3,000,000           3,100,168
Series 1999-5, Class A, 6.10%,
05/15/08
Discover Master Card Trust, Series                                     2,000,000           2,064,880
2002-2, Class A, 5.15%, 10/15/09
Fleet Credit Card Master Trust, 7.02%,                                 3,901,000           3,984,705
02/15/08
Fleet Credit Card Master Trust II,                                     5,000,000           5,138,970
5.60%, 12/15/08
MBNA Master Credit Card Trust, Series                                  4,100,000           4,101,105
1998-F, Class A, 2.59%, 02/15/08

Standard Credit Card Master Trust,
Series 1994-2, Class A, 7.25%, 04/07/08                                4,000,000           4,177,674
                                                                                     ---------------
                                                                                          69,206,519
                                                                                     ---------------
MORTGAGE BACKED (16.4%)
Centex Home Equity, Series 2004-C,                                     2,559,114           2,547,282
Class AF1, 2.82%, 01/25/19
Centex Home Equity, 2.98%, 04/25/20                                    2,170,921           2,160,984
Centex Home Equity, Series 2003-C,                                     3,000,000           2,992,724
Class AF2, 2.92%, 05/25/21
Centex Home Equity, 3.70%, 06/25/22                                    2,000,000           1,998,201
Centex Home Equity, 3.26%, 04/25/28                                    5,000,000           4,980,732
Chase Funding Mortgage Loan, Series                                    3,798,582           3,784,378
2003-4, Class 1A2, 2.14%, 07/25/18
GS Mortgage Securities Corp. II, Series                                1,683,906           1,678,004
2004-GG2, Class A1, 3.11%, 08/01/38

Residential Asset Mortgage Products,                                   5,000,000           4,978,825
Inc., Series 2004-RS1, Class AI2, 2.88%,
08/25/24
Residential Asset Mortgage Products,                                   3,000,000           2,990,084
Inc., Series 2003-RS11, Class AI2,
3.05%, 03/25/25
Residential Asset Mortgage Products,                                   6,000,000           5,981,796
Inc., Series 2003-RZ5, Class A2, 3.18%,
03/25/27
Residential Asset Mortgage Products,                                   2,940,057           2,923,851
Inc., Series 2003-RS5, Class AI3, 2.59%,
10/25/28
Residential Asset Mortgage Products,                                   4,000,000           3,981,305
Inc., Series 2003-RS9, Class AI3, 3.61%,
10/25/28
Residential Asset Mortgage Products,                                   5,000,000           4,918,357
Inc., 3.35%, 08/25/29
Residential Asset Securities Corp.,                                      764,293             763,366
Series 2002-KS8, Class AI3, 3.69%,
03/25/27
Residential Asset Securities Corp.,                                    3,000,000           2,991,188
Series 2003-KS7, Class AI3, 3.37%,
11/25/28
Residential Assett Mortgage, Inc., Series                              5,000,000           4,978,840
2003-RS8, Class AI2, 2.90%, 11/25/23
Residential Funding Mortgage Securities I,
Series 2004-HS1, Class AI3, 2.68%, 01/25/19                            3,900,000           3,803,867
                                                                                     ---------------
                                                                                          58,453,784
                                                                                     ---------------
TOTAL ASSET BACKED SECURITIES                                                            205,865,993
                                                                                     ---------------
COMMERCIAL MORTGAGE BACKED SECURITIES (14.4%)
Banc of America Commercial Mortgage,                                   4,055,768           4,036,338
Inc., Series 2004-3, Class A1, 2.98%,
06/10/39
Banc of America Commercial Mortgage,                                   4,036,328           3,990,309
Inc., Series 2003-2, Class A1, 3.41%,
03/11/41
Bear Stearns Commercial Mortgage                                       2,347,610           2,450,855
Securities Corp., Series 2001-TOP2,
Class A1, 6.08%, 02/15/35
Bear Stearns Commercial Mortgage                                       3,642,001           3,622,381
Securities, Inc., Series 2004-T16, Class
A1, 2.62%, 08/13/46
Chase Commerical Mortgage Securities                                     303,972             311,116
Corp., Series 1998-2, Class A1, 6.03%,
11/18/30
Commercial Mortgage Asset Trust,                                       5,000,000           5,252,489
6.59%, 01/17/32
CS First Boston Mortgage Securities                                    3,044,302           2,982,474
Corp., 2.61%, 08/15/36
GMAC Commercial Mortgage                                               5,296,279           5,283,829
Securities, Inc., 3.11%, 12/10/41
JP Morgan Chase Commercial Mortgage                                    2,312,479           2,329,037
Securities Corp., Series 2001-CIB3,
Class A1, 4.47%, 11/15/35
JP Morgan Chase Commercial Mortgage                                    3,618,445           3,545,471
Securities Corp., Series 2004-PNC1,
Class A1, 2.80%, 06/12/41

LB-UBS Commercial Mortgage Trust,                                      1,350,738           1,338,371
Series 2002-C7, Class A1, 3.17%,
12/15/26
Morgan Stanley Capital I, Series                                       4,381,069           4,355,056
2004-HQ4, 2.73%, 04/14/40
Morgan Stanley Capital I, 3.39%,                                       3,000,000           2,996,016
12/13/41
Morgan Stanley Dean Witter Capital I,                                    710,031             719,566
Series 2001-TOP3, Class A1, 5.31%,
07/15/33
Morgan Stanley Dean Witter Capital I,                                    231,585             233,473
Series 2002-HQ, Class A1, 4.59%,
04/15/34
Morgan Stanley Dean Witter Capital I,                                  1,925,351           1,955,158
Series 2001-TOP5, Class A1, 5.02%,
10/15/35
Morgan Stanley Dean Witter Capital I,                                  2,547,659           2,509,578
Series 2003-T11, Class A1, 3.26%,
06/13/41
Nomura Asset Corp., 6.28%, 03/15/30                                    3,333,695           3,440,892
                                                                                     ---------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                               51,352,409
                                                                                     ---------------
CORPORATE BONDS (10.2%)
FINANCIAL SERVICES (10.2%)
AIG Sunamerica Global Financial,                                       4,000,000           4,097,760
5.85%, 02/01/06
Citigroup, Inc., 6.75%, 12/01/05                                       3,000,000           3,085,410
Citigroup, Inc., 5.75%, 05/10/06                                       5,000,000           5,142,730
FleetBoston Financial Corp., 7.25%,                                    4,167,000           4,272,200
09/15/05
General Electric Capital Corp., Series                                 4,000,000           3,977,256
MTNA, 2.97%, 07/26/06
John Hancock Global Funding II,                                        5,000,000           5,132,505
5.63%, 06/27/06
Merrill Lynch & Co., 2.47%, 03/10/06                                   5,000,000           4,958,500
Wells Fargo Co., 6.88%, 04/01/06                                       5,310,000           5,509,959
                                                                                     ---------------
TOTAL CORPORATE BONDS                                                                     36,176,320
                                                                                     ---------------
COLLATERIZED MORTGAGE OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (6.3%)
Series 2791, Class KA, 4.00%, 11/15/15                                 2,486,942           2,494,027
Series 2611, Class KC, 3.50%, 01/15/17                                 2,257,637           2,224,492
Series 2691, Class MA, 4.00%, 01/15/18                                 2,994,015           3,003,038
Series 2664, Class GA, 4.50%, 01/15/18                                 2,408,358           2,426,269
Series 2700, Class PA, 4.50%, 04/15/18                                 3,006,645           3,028,849
Series 2613, Class PA, 3.25%, 05/15/18                                 2,302,169           2,212,164
Series 2630, Class JA, 3.00%, 06/15/18                                 2,404,690           2,343,978
Series 2726, Class AC, 3.75%, 09/15/22                                 4,765,456           4,745,140
                                                                                     ---------------
                                                                                          22,477,957
                                                                                     ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.7%)
Series 2003-57, Class NB, 3.00%,                                       2,282,834           2,212,617
06/25/18
Series 2003-75, Class NB, 3.25%,                                       1,632,106           1,598,576
08/25/18
Series 2003-14, Class AN, 3.50%, 03/25/33                              2,114,751           2,087,022
                                                                                     ---------------
                                                                                           5,898,215
                                                                                     ---------------
WHOLE LOANS (0.6%)
Residential Funding Mortgage Securities
I, Series 2003-S11, Class A1, 2.50%, 06/25/18                          2,274,916           2,190,224
                                                                                     ---------------
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS                                                   30,566,396
                                                                                     ---------------
CASH EQUIVALENTS (4.3%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds and
U.S. Agency Securities, in a joint trading account
at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $15,464,880)                                         15,463,849          15,463,849
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    15,463,849
                                                                                     ---------------
U.S. GOVERNMENT AGENCIES - MORTGAGES (1.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.2%)
Pool #E00678, 6.50%, 06/01/14                                            317,111             335,106
Pool #E00991, 6.00%, 07/01/16                                            382,186             399,601
                                                                                     ---------------
                                                                                             734,707
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.5%)
Pool #190255, 6.50%, 02/01/09                                            255,699             267,414
Pool #254256, 5.50%, 04/01/09                                            142,191             144,973
Pool #253845, 6.00%, 06/01/16                                            469,381             491,489
Pool #254089, 6.00%, 12/01/16                                            746,658             781,826
Pool #545415, 6.00%, 01/01/17                                            648,659             679,211
Pool #625178, 5.50%, 02/01/17                                          1,343,291           1,387,667
Pool #254195, 5.50%, 02/01/17                                          1,381,697           1,427,342
                                                                                     ---------------
                                                                                           5,179,922
                                                                                     ---------------
TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGES                                                 5,914,629
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING (1.3%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $     4,487,700           4,487,700
                                                                                     ---------------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                        4,487,700
                                                                                     ---------------

SOVEREIGN BONDS (1.4%)
CANADA (1.4%)
Ontario Province, 6.00%, 02/21/06                                      5,000,000           5,136,785
                                                                                     ---------------
TOTAL SOVEREIGN BONDS                                                                      5,136,785
                                                                                     ---------------
U.S. GOVERNMENT AGENCIES (1.4%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.4%)
2.88%, 10/15/05                                                        5,000,000           4,995,655
                                                                                     ---------------
TOTAL U.S. GOVERNMENT AGENCIES                                                             4,995,655
                                                                                     ---------------

TOTAL INVESTMENTS (COST $362,663,603) (A) - 101.0%                                       359,959,736
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                                            (3,632,840)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   356,326,896
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

At January 31,2005, the Fund's open short futures contracts were as follows:

                                                              Unrealized
                                            Market Value     Appreciation/
Number of        Short                       Covered by     (Depreciation)
Contracts      Contract*      Expiration      Contracts      at 01/31/05
---------    -------------    ----------    -------------   --------------
   250       U.S. Treasury
              2 Year Note      03/18/05     $ 522,265,625   $      210,938

* Cash pledged as collateral.

GARTMORE SHORT DURATION BOND FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
ASSET BACKED SECURITIES (47.3%)
AUTOMOBILES (21.4%)
Amercredit Automobiel Receivables Trust                                3,000,000     $     2,986,152
3.10%, 11/06/09, Series 2003-AM, Class A4A
Americredit Automobile Receivables Trust                               2,000,000           1,986,571
2.14%, 12/06/07, Series 2003-DM, Class A3A
Americredit Automobile Receivables Trust                               3,000,000           3,003,270
3.55%, 02/12/09, Series 2002-C, Class A4
Americredit Automobile Receivables Trust                               4,000,000           3,967,674
3.00%, 03/06/09, Series 2004-CA, Class A3
Americredit Automobile Receivables Trust                               3,000,000           2,989,569
2.75%, 10/09/07, Series 2003-CF, Class A3
Capital Auto Receivables Asset Trust,                                  4,000,000           3,939,540
2.00%, 11/15/07, Series 2004-1, Class A3
Capital Auto Receivables Asset Trust,                                  2,000,000           1,993,125
3.35%, 02/15/08, Series 2004-2, Class A2
Capital Auto Receivables Asset Trust,                                  3,000,000           2,917,481
1.96%, 01/15/09, Series 2003-2, Class A4A
Capital Auto Recievables Asset Trust,                                  3,000,000           2,981,010
2.35%, 10/16/06, Series 2003-3, Class A2A
Chase Manhattan Auto Owner Trust,                                      3,250,000           3,224,126
1.82%, 07/16/07, Series 2003-B, Class A3
Chase Manhattan Auto Owner Trust,                                      3,000,000           2,919,409
2.06%, 12/15/09, Series 2003, Class A
Daimler Chrysler Auto Trust,                                           4,000,000           3,969,110
2.25%, 08/08/07, Series 2003-B, Class A3
Daimler Chrysler Auto Trust,                                           3,855,688           3,873,844
4.49%, 10/06/08, Series 2002-A, Class A4
Ford Credit Auto Owner Trust,                                          2,970,221           2,957,038
2.13%, 10/15/06, Series 2004-A, Class A4
Onxyx Acceptance Auto Trust,                                           4,342,000           4,260,070
2.94%, 12/15/10, Series 2004-A, Class A4
Toyota Auto Receivables Owner Trust                                    3,000,000           2,958,824
2.20%, 03/15/10, Series 2003-A, Class A4
Volkswagen Auto Loan Enhanced Trust                                    3,000,000           2,957,875
2.94%, 03/22/10, Series 2003-2
WFS Financial Owner Trust,                                             2,500,000           2,487,476
2.39%, 01/22/08, Series 2003-4, Class A3
WFS Financial Owner Trust,
2.41%, 12/20/10, Series 2003-2 Class A4                                2,275,000           2,240,471
                                                                                     ---------------
                                                                                          58,612,635
                                                                                     ---------------
CREDIT CARDS (12.3%)
American Express Credit Account Master Trust                           4,000,000           3,907,720
1.69%, 01/15/09, Series 2003-4, Class A
Bank One Issuance Trust,                                               4,000,000           3,992,882
2.94%, 06/16/08, Series 2002-A4
Capital One Master Trust,                                              2,000,000           2,051,615
5.45%, 03/16/09, Series 2001-3A, Class A
Capital One Master Trust,                                              2,999,000           3,077,724
5.30%, 06/15/09, Series 2001-5
Capital One Master Trust,                                              3,000,000           3,083,358
4.90%, 03/15/10, Series 2002-4A, Class A

Chemical Master Credit Card Trust I,                                   2,000,000           2,044,399
5.98%, 09/15/08, Series 1996-2, Class A
Citibank Credit Card Issuance Trust,                                   3,000,000           3,076,705
6.90%, 10/15/07, Series 2000-A1
Citibank Credit Card Issuance Trust,                                   4,000,000           3,959,283
2.50%, 04/07/08, Series 2003-A5
Citibank Credit Card Master Trust,                                     3,000,000           3,100,168
6.10%, 05/15/08, Series 1999-5, Class A
Fleet Credit Card Master Trust II,                                     3,600,000           3,589,326
2.75%, 04/15/08, Series 2002-C, Class A
MBNA Master Credit Card Trust
6.90%, 01/15/08, Series 2000-I, Class A                                2,000,000           2,040,561
                                                                                     ---------------
                                                                                          33,923,741
                                                                                     ---------------
HOME EQUITY LOANS (13.6%)
Centex Home Equity,                                                    4,000,000           3,917,634
4.12%, 01/25/32,  Series 2004-B, Class AF4
Centrex Home Equity,                                                   2,500,000           2,490,366
3.26%, 04/25/28, Series 2004-A, Class AF3
Chase Funding Mortgage Loan,                                           2,706,147           2,717,586
4.88%,  08/25/28, Series 2002-2, Class 1A4
Chase Funding Mortgage Loan,                                           3,000,000           3,006,793
3.99%,  08/25/29, Series 2003-2, Class 1A4
Citifinancial Mortgage Securities, Inc.,                               3,000,000           3,040,473
5.08%, 01/25/33, Series 2003-1
Citifinancial Mortgage Securities, Inc.,                               3,000,000           3,026,579
4.43%, 10/25/33, Series 2003-4, Class AF4
Equity One, Inc.,                                                      3,000,000           2,998,525
4.265%, 07/25/34, Series 2004-3, Class AF3
Residential Asset Mortgage Products, Inc.                              4,000,000           3,981,239
3.77%, 02/25/27, Series 2004-RS12, Class AI2
Residential Asset Mortgage Products, Inc.                              3,000,000           2,979,420
3.42%, 10/25/27, Series 2003-R23
Residential Asset Mortgage Products, Inc.,                             3,000,000           3,058,890
4.86%, 09/25/30, Series 2003-R58
Residential Asset Mortgage Products, Inc.                              3,000,000           3,019,770
4.99%, 03/25/31, Series 2003-RS9
Residential Asset Mortgage Products, Inc.,
4.47%, 03/25/32, Class 2003-KJ10                                       3,000,000           3,022,620
                                                                                     ---------------
                                                                                          37,259,895
                                                                                     ---------------
TOTAL ASSET BACKED SECURITIES                                                            129,796,271
                                                                                     ---------------
COMMERCIAL MORTGAGE BACKED SECURITIES (15.3%)
Bear Stearns Commercial Mortgage Securities, Inc.,                     4,034,017           4,141,846
5.06%, 11/15/16, Series 2001-TOP4
Bear Stearns Commercial Mortgage Securities, Inc.,                     2,738,879           2,859,331
6.08%, 02/15/35, Series 2001-TOP2
Bear Stearns Commerical Mortgage Securities, Inc.,                     4,693,955           4,585,420
3.24%, 02/11/41, Series 2004-PWR3
Commerical Mortgage Asset Trust,                                       2,568,372           2,606,922
6.25%, 01/17/32, Series 1999-C1
CS First Boston Mortgage Securities Corp.,                             2,638,807           2,585,215
2.61%, 08/15/36, Series 2003-C4, Class A1
CS First Boston Mortgage Securities Corp.,                             3,191,610           3,087,084
2.08%, 05/15/38, Series 2003-C3, Class A1
CS First Boston Mortgage Securities Corp.,                             2,926,729           3,138,699
7.325%, 04/15/62, Series 2001-C1, Class A1

Morgan Stanley Dean Witter Capital I,                                  3,700,000           3,958,726
6.54%, 07/15/30, Series 1998-WFS, Class A2
Morgan Stanley Dean Witter Capital I,                                  2,500,000           2,642,587
6.46%, 02/15/33, Series 2001-TOP1
Morgan Stanley Dean Witter Capital I,                                  3,731,221           3,937,057
6.01%, 07/15/33, Series 2001-TOP3
Nomura Asset Securities Corp.,                                         2,875,000           3,096,210
6.29%, 03/15/30, Series 1998-D6
Salomon Brothers Mortgage Securities,                                  3,003,933           3,135,175
6.34%, 12/18/33
UBS Commercial Mortgage Trust, 2.72%, 03/15/27                         2,398,748           2,348,926
                                                                                     ---------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                               42,123,198
                                                                                     ---------------
CORPORATE BONDS (15.7%)
AUTOMOBILES (1.1%)
Toyota Motor Credit Corp., 5.65%, 01/15/07                             3,000,000           3,112,500
                                                                                     ---------------
BANKS (3.5%)
Norwest Financial, Inc., 6.875%, 08/08/06                              3,353,000           3,524,841
US Bancorp, 2.87%, 02/01/07                                            3,000,000           2,958,750
Wachovia Corp., 4.95%, 11/01/06                                        3,000,000           3,071,250
                                                                                     ---------------
                                                                                           9,554,841
                                                                                     ---------------
FINANCIAL SERVICES (10.0%)
AIG Sunamerica Global Financial,                                       3,000,000           3,075,000
5.85%, 02/01/06 (b)
Bankboston NA, 7.375%, 09/15/06                                        3,000,000           3,180,000
Caterpillar Financial Services Corp,                                   3,000,000           2,943,480
2.35%, 09/15/06
Citigroup, Inc. 5.75% 05/10/06                                         3,000,000           3,086,250
General Electric, 2.00%, 01/30/06                                      3,000,000           2,962,500
Merrill Lynch, 2.07%, 06/12/06                                         3,000,000           2,970,000
Monumental Global Funding, 6.05%, 01/19/06 (b)                         3,000,000           3,075,000
Principal Life Global, 6.125%, 03/01/06 (b)                            3,000,000           3,086,250
Province of Ontario, 3.375%, 01/15/08                                  3,000,000           2,973,750
                                                                                     ---------------
                                                                                          27,352,230
                                                                                     ---------------
RETAIL (1.1%)
Wal-Mart Stores, 5.45%, 08/01/06                                       3,000,000           3,093,750
                                                                                     ---------------
TOTAL CORPORATE BONDS                                                                     43,113,321
                                                                                     ---------------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (2.1%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (1.0%)
3.61%, 09/27/12, Series T-50, Class A6                                 2,825,000           2,810,197
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.1%)
3.95%, 12/26/31, Series 2003-T4                                        3,000,000           3,004,020
                                                                                     ---------------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS                                     5,814,217
                                                                                     ---------------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED OBLIGATIONS (13.6%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (6.0%)
4.50%, 10/15/12, Series 2882, Class DB                                 3,000,000           3,032,922
4.50%, 07/15/14, Series 2870, Class BC                                 3,000,000           3,026,983
4.00%, 05/15/16, Series 2676, Class CV                                 2,439,287           2,429,559
4.50%, 09/15/24, Series 2890, Class PJ                                 4,929,040           4,972,277
4.00%, 08/15/29, Series 2626, Class UN                                 2,770,041           2,765,914
                                                                                     ---------------
                                                                                          16,227,655
                                                                                     ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.6%)
4.50%, 08/25/10, Series 2007-79, Class VE                              2,438,378           2,462,299
4.50%, 05/25/12, Series 2004-81, Class KA                              3,000,000           3,030,437
4.00%, 10/25/13, Series 2004-9, Class YJ                               5,000,000           5,000,449
4.00%, 10/25/16, Series 2004-80, Class LG                              5,000,000           4,984,688
                                                                                     ---------------
                                                                                          15,477,873
                                                                                     ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.0%)
4.00%, 01/20/34, Series 2004-76, Class QA                              2,863,059           2,831,551
3.47%, 04/20/34, Series 2004-22, Class BK                              2,778,710           2,740,697
                                                                                     ---------------
                                                                                           5,572,248
                                                                                     ---------------
TOTAL U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED OBLIGATIONS                               37,277,776
                                                                                     ---------------
CASH EQUIVALENTS (6.0%)
Investments in repurchase agreements (collateralized by
AA Corporate Bonds in a joint trading account at 2.40%,
dated 01/31/05, due 02/01/05, repurchase price $16,564,292)           16,563,188          16,563,188
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    16,563,188
                                                                                     ---------------

TOTAL INVESTMENTS (COST $276,081,600) (a) - 100.0%                                       274,687,971
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                                 128,623
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   274,816,594
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b) Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

GARTMORE S&P 500 INDEX FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (95.9%)
ADVERTISING SERVICES (0.0%)
Interpublic Group of Cos., Inc. (The) (b)                                 77,278     $     1,008,478
                                                                                     ---------------
AEROSPACE & DEFENSE (1.6%)
Boeing Co. (The)                                                         154,271           7,806,113
General Dynamics Corp.                                                    36,731           3,792,476
Goodrich Corp.                                                            21,251             728,909
Lockheed Martin Corp.                                                     81,922           4,735,911
Northrop Grumman Corp.                                                    66,076           3,428,023
Raytheon Co.                                                              82,987           3,103,714
Rockwell Collins, Inc.                                                    32,841           1,408,879
United Technologies Corp.                                                 93,928           9,456,670
                                                                                     ---------------
                                                                                          34,460,695
                                                                                     ---------------
AGRICULTURE (0.1%)
Monsanto Co.                                                              48,790           2,641,003
                                                                                     ---------------
AIRLINES (0.4%)
Delta Air Lines, Inc. (b)                                                 33,581             181,002
FedEx Corp.                                                               55,102           5,270,506
Southwest Airlines Co.                                                   143,776           2,081,876
                                                                                     ---------------
                                                                                           7,533,384
                                                                                     ---------------
ANALYTICAL INSTRUMENTS (0.1%)
Applera Corp.-Applied Biosystems Group                                    36,671             735,254
Waters Corp. (b)                                                          22,471           1,102,876
                                                                                     ---------------
                                                                                           1,838,130
                                                                                     ---------------
APPAREL (0.2%)
Nike, Inc., Class B                                                       48,036           4,161,358
Reebok International Ltd.                                                 10,675             475,358
                                                                                     ---------------
                                                                                           4,636,716
                                                                                     ---------------
APPAREL & ACCESSORIES (0.2%)
Coach, Inc. (b)                                                           31,700           1,778,370
Liz Claiborne, Inc.                                                       18,611             780,545
V.F. Corp.                                                                20,406           1,084,579
                                                                                     ---------------
                                                                                           3,643,494
                                                                                     ---------------
APPLIANCE AND HOUSEHOLD DURABLE (0.1%)
Maytag Corp.                                                              14,665             230,387
Newell Rubbermaid, Inc.                                                   47,542           1,023,104
                                                                                     ---------------
                                                                                           1,253,491
                                                                                     ---------------
AUTO PARTS & EQUIPMENT (0.3%)
AutoNation, Inc. (b)                                                      49,491             942,309
Dana Corp.                                                                27,501             436,441
Delphi Automotive Systems Corp.                                          104,233             791,128
Genuine Parts Co.                                                         32,216           1,363,703
Ingersoll Rand Co.                                                        28,526           2,121,764
Snap-On, Inc.                                                             10,570             349,973
                                                                                     ---------------
                                                                                           6,005,318
                                                                                     ---------------

AUTOMOBILES (0.5%)
Ford Motor Co.                                                           335,996           4,425,068
General Motors Corp.                                                     104,356           3,841,344
PACCAR, Inc.                                                              31,896           2,253,771
Visteon Corp.                                                             23,687             175,758
                                                                                     ---------------
                                                                                          10,695,941
                                                                                     ---------------
BANKS (6.6%)
AmSouth BanCorp                                                           65,952           1,644,843
Bank of America Corp.                                                    742,406          34,425,367
Bank of New York Co., Inc.                                               142,544           4,234,982
BB&T Corp.                                                               101,873           4,020,927
Bear Stearns Cos., Inc.                                                   18,967           1,916,805
Compass Bancshares, Inc.                                                  23,933           1,120,782
Fifth Third Bancorp                                                      109,204           5,074,710
Huntington Bancshares, Inc.                                               42,620             978,981
J.P. Morgan Chase & Co.                                                  655,101          24,454,920
KeyCorp                                                                   74,672           2,495,538
M&T Bank Corp.                                                            21,561           2,206,984
Mellon Financial Corp.                                                    77,722           2,281,141
National City Corp.                                                      124,653           4,431,414
North Fork Bancorp, Inc.                                                  86,166           2,472,964
Northern Trust Corp.                                                      40,236           1,755,899
PNC Bank Corp.                                                            52,101           2,806,681
Regions Financial Corp.                                                   85,507           2,736,224
State Street Corp.                                                        61,477           2,754,784
SunTrust Banks, Inc.                                                      67,726           4,877,627
Synovus Financial Corp.                                                   55,717           1,511,602
U.S. Bancorp                                                             344,503          10,352,315
Wachovia Corp.                                                           295,055          16,183,767
Zions Bancorp                                                             16,220           1,100,040
                                                                                     ---------------
                                                                                         135,839,297
                                                                                     ---------------
BEVERAGES / ALCOHOLIC (0.4%)
Adolph Coors Co., Class B                                                  6,870             512,502
Anheuser-Busch Cos., Inc.                                                145,634           7,162,280
Brown-Forman Corp., Class B                                               22,771           1,098,245
                                                                                     ---------------
                                                                                           8,773,027
                                                                                     ---------------
BEVERAGES / SOFT DRINK (1.8%)
Coca-Cola Co.                                                            445,117          18,467,905
Coca-Cola Enterprises, Inc.                                               84,157           1,847,246
Pepsi Bottling Group, Inc. (The)                                          46,821           1,280,554
PepsiCo, Inc.                                                            310,174          16,656,344
                                                                                     ---------------
                                                                                          38,252,049
                                                                                     ---------------
BIOTECHNOLOGY (0.1%)
Chiron Corp. (b)                                                          34,181           1,122,846
                                                                                     ---------------
BROADCAST MEDIA / CABLE TELEVISION (0.8%)
Clear Channel Communications, Inc.                                       107,400           3,482,982
Comcast Corp. Special, Class A (b)                                        40,800           1,289,688
Comcast Corp., Class A (b)                                               368,375          11,857,991
                                                                                     ---------------
                                                                                          16,630,661
                                                                                     ---------------
BUSINESS SERVICES (0.3%)
Cintas Corp.                                                              27,701           1,204,994
Compuware Corp. (b)                                                       69,507             479,598
Convergys Corp. (b)                                                       26,482             378,428
Monster Worldwide, Inc. (b)                                               18,831             589,222
NCR Corp. (b)                                                             33,890           1,158,360
Pitney Bowes, Inc.                                                        42,896           1,919,167
                                                                                     ---------------
                                                                                           5,729,769
                                                                                     ---------------

CHEMICALS (0.2%)
Great Lakes Chemical Corp.                                                 7,235             191,366
Millipore Corp. (b)                                                        7,925             344,975
Praxair, Inc.                                                             60,032           2,590,381
Sigma Aldrich Corp.                                                       12,825             806,051
                                                                                     ---------------
                                                                                           3,932,773
                                                                                     ---------------
CHEMICALS/DIVERSIFIED (1.3%)
Air Products & Chemicals, Inc.                                            41,666           2,454,544
Dow Chemical Co.                                                         172,990           8,597,603
E.I. du Pont de Nemours and Co.                                          182,650           8,686,834
Eastman Chemical Co.                                                      12,160             658,464
Engelhard Corp.                                                           22,791             684,870
Hercules, Inc. (b)                                                        16,721             242,622
Occidental Petroleums Corp.                                               72,227           4,216,612
Rohm & Haas Co.                                                           37,477           1,657,982
                                                                                     ---------------
                                                                                          27,199,531
                                                                                     ---------------
COMMUNICATIONS EQUIPMENT (1.4%)
CIENA Corp. (b)                                                           95,308             243,035
Citizens Communications Co.                                               48,436             653,402
Corning, Inc. (b)                                                        255,622           2,796,505
JDS Uniphase Corp. (b)                                                   267,354             572,138
Motorola, Inc.                                                           439,928           6,924,467
Tellabs, Inc. (b)                                                         77,252             550,034
Verizon Communications, Inc.                                             509,180          18,121,715
                                                                                     ---------------
                                                                                          29,861,296
                                                                                     ---------------
COMPUTER EQUIPMENT (1.8%)
American Power Conversion Corp.                                           35,931             764,252
Dell Computer Corp. (b)                                                  457,358          19,099,270
EMC Corp. (b)                                                            440,987           5,776,930
Gateway, Inc. (b)                                                         52,862             250,037
Hewlett Packard Co.                                                      556,190          10,895,762
Network Appliance, Inc. (b)                                               62,284           1,983,123
                                                                                     ---------------
                                                                                          38,769,374
                                                                                     ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN (0.1%)
Avaya, Inc. (b)                                                           81,019           1,162,623
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (6.3%)
Adobe Systems, Inc.                                                       44,021           2,504,795
Affiliated Computer Services, Inc., Class A (b)                           22,741           1,232,335
Automatic Data Processing, Inc.                                          107,078           4,655,751
BMC Software, Inc. (b)                                                    41,556             699,387
Cisco Systems, Inc. (b)                                                1,210,209          21,832,171
Citrix Systems, Inc. (b)                                                  31,571             677,198
Computer Associates International, Inc.                                  107,838           2,932,115
Electronic Data Systems Corp.                                             94,262           2,019,092
First Data Corp.                                                         152,652           6,219,042
Fiserv, Inc. (b)                                                          32,266           1,234,175
Intuit, Inc. (b)                                                          32,631           1,272,609
Mercury Interactive Corp. (b)                                             16,720             731,834
Microsoft Corp.                                                        1,999,389          52,543,944
Novell, Inc. (b)                                                          70,372             406,046
NVIDIA Corp. (b)                                                          36,461             835,686
Oracle Corp. (b)                                                         945,238          13,015,927
Parametric Technology Corp. (b)                                           46,751             266,481
Siebel Systems, Inc. (b)                                                  92,603             806,572
Sun Microsystems, Inc. (b)                                               611,782           2,667,370
Sungard Data Systems, Inc. (b)                                            53,151           1,429,230
Symantec Corp. (b)                                                       115,924           2,706,825
Symbol Technologies, Inc.                                                 44,036             805,859
Unisys Corp. (b)                                                          61,562             483,262
VERITAS Software Corp. (b)                                                79,051           2,033,192
Yahoo!, Inc. (b)                                                         252,248           8,881,652
                                                                                     ---------------
                                                                                         132,892,550
                                                                                     ---------------

COMPUTERS / HARDWARE (1.7%)
Apple Computer, Inc. (b)                                                  73,437           5,647,305
International Business Machines Corp.                                    306,010          28,587,455
Lexmark International, Inc. (b)                                           23,901           1,992,148
                                                                                     ---------------
                                                                                          36,226,908
                                                                                     ---------------
CONGLOMERATES (1.0%)
Illinois Tool Works, Inc.                                                 55,147           4,796,686
ITT Industries, Inc.                                                      16,830           1,435,431
Johnson Controls, Inc.                                                    34,986           2,069,772
Tyco International Ltd.                                                  359,500          12,992,330
                                                                                     ---------------
                                                                                          21,294,219
                                                                                     ---------------
CONSTRUCTION & BUILDING MATERIALS (0.3%)
Centex Corp.                                                              22,281           1,366,048
Fluor Corp.                                                               15,385             823,713
KB Home                                                                    9,315           1,012,075
Pulte Corp.                                                               22,391           1,479,598
Sherwin Williams Co.                                                      26,486           1,144,195
Vulcan Materials Co.                                                      18,776           1,060,468
                                                                                     ---------------
                                                                                           6,886,097
                                                                                     ---------------
CONSTRUCTION & HOUSING (0.1%)
Masco Corp.                                                               82,727           3,044,354
                                                                                     ---------------
CONSTRUCTION MACHINERY (0.3%)
Caterpillar, Inc.                                                         63,332           5,642,881
                                                                                     ---------------
CONSUMER DURABLE (0.4%)
Black & Decker Corp.                                                      14,565           1,200,156
Danaher Corp.                                                             56,447           3,097,811
Fortune Brands, Inc.                                                      26,486           2,224,294
Whirlpool Corp.                                                           12,325             841,305
                                                                                     ---------------
                                                                                           7,363,566
                                                                                     ---------------
CONSUMER FINANCE (2.2%)
Citigroup, Inc.                                                          953,688          46,778,396
                                                                                     ---------------
CONSUMER NON-CYCLICAL (2.6%)
Alberto Culver Co., Class B                                               13,120             711,760
Avon Products, Inc.                                                       86,717           3,661,192
Clorox Co. (The)                                                          27,786           1,651,044
Colgate-Palmolive Co.                                                     97,908           5,144,086
Ecolab, Inc.                                                              48,011           1,615,570
Gillette Co. (The)                                                       182,940           9,278,717
International Flavor and Fragrances, Inc.                                 15,640             660,321
Kimberly-Clark Corp.                                                      89,987           5,895,048
Pall Corp.                                                                22,991             619,148
Procter & Gamble Co.                                                     466,774          24,846,380
                                                                                     ---------------
                                                                                          54,083,266
                                                                                     ---------------
CONTAINERS (0.1%)
Ball Corp.                                                                21,030             898,402
Bemis Co., Inc.                                                           19,596             568,284
Sealed Air Corp. (b)                                                      15,597             800,126
                                                                                     ---------------
                                                                                           2,266,812
                                                                                     ---------------
CREDIT REPORTING SERVICES (0.1%)
Moody's Corp.                                                             27,501           2,304,034
                                                                                     ---------------

DATA PROCESSING & REPRODUCTION (0.1%)
Computer Sciences Corp. (b)                                               34,681           1,786,765
                                                                                     ---------------
DISTRIBUTION (0.2%)
SYSCO Corp.                                                              117,433           4,106,632
                                                                                     ---------------
DRUGS (4.9%)
Amerisource Bergen Corp.                                                  20,426           1,190,427
Amgen Corp. (b)                                                          233,348          14,523,580
Biogen, Inc. (b)                                                          61,472           3,993,221
Eli Lilly & Co.                                                          207,891          11,276,008
Express Scripts, Inc. (b)                                                 14,260           1,057,949
Forest Laboratories, Inc. (b)                                             68,232           2,833,675
Genzyme Corp. (b)                                                         42,051           2,447,789
Gilead Sciences, Inc. (b)                                                 79,400           2,628,140
Laboratory Corp. of America Holdings (b)                                  25,100           1,201,035
Medimmune, Inc. (b)                                                       45,361           1,073,014
Merck & Co., Inc.                                                        407,776          11,438,117
Mylan Laboratories, Inc.                                                  44,451             739,220
Pfizer, Inc.                                                           1,384,034          33,438,262
Schering Plough Corp.                                                    270,627           5,022,837
Wyeth                                                                    245,072           9,712,203
                                                                                     ---------------
                                                                                         102,575,477
                                                                                     ---------------
EDUCATIONAL SERVICES (0.1%)
Apollo Group, Inc. (b)                                                    34,826           2,723,045
                                                                                     ---------------
ELECTRICAL EQUIPMENT (4.0%)
Agilent Technologies, Inc. (b)                                            89,263           1,973,605
Cooper Industries Ltd., Class A                                           17,130           1,190,535
Eaton Corp.                                                               27,816           1,891,210
Emerson Electric Co.                                                      77,182           5,189,718
Fisher Scientific International, Inc. (b)                                 20,300           1,281,945
General Electric Co.                                                   1,943,232          70,208,972
Rockwell International Corp.                                              31,576           1,788,780
W.W. Grainger, Inc.                                                       15,625             956,406
                                                                                     ---------------
                                                                                          84,481,171
                                                                                     ---------------
ELECTRONICS (2.6%)
Altera Corp. (b)                                                          66,682           1,280,294
Applied Micro Circuits Corp. (b)                                          57,462             190,199
Broadcom Corp., Class A (b)                                               57,531           1,831,212
Intel Corp.                                                            1,164,038          26,132,653
Jabil Circuit, Inc. (b)                                                   30,241             712,780
KLA-Tencor Corp. (b)                                                      35,721           1,652,096
L-3 Communications Holdings, Inc.                                         20,838           1,488,042
Linear Technology Corp.                                                   56,967           2,149,935
LSI Logic Corp. (b)                                                       68,982             421,480
Maxim Integrated Products, Inc.                                           60,014           2,341,146
Molex, Inc.                                                               34,721             997,187
National Semiconductor Corp.                                              66,377           1,123,763
PMC-Sierra, Inc. (b)                                                      32,911             338,325
QLogic Corp. (b)                                                          17,345             663,967
RadioShack Corp.                                                          29,671             982,704
Sanmina Corp. (b)                                                         97,539             602,791
Solectron Corp. (b)                                                      139,376             692,699
Tektronix, Inc.                                                           16,795             484,032
Teradyne, Inc. (b)                                                        35,101             492,467
Texas Instruments, Inc.                                                  317,559           7,370,544
Xilinx, Inc.                                                              64,122           1,871,721
                                                                                     ---------------
                                                                                          53,820,037
                                                                                     ---------------

ENTERTAINMENT (0.8%)
Electronic Arts, Inc. (b)                                                 56,107           3,609,924
International Game Technology                                             63,632           1,991,682
Walt Disney Co. (The)                                                    376,240          10,771,751
                                                                                     ---------------
                                                                                          16,373,357
                                                                                     ---------------
FARM MACHINERY (0.2%)
Deere & Co.                                                               45,746           3,176,145
                                                                                     ---------------
FINANCIAL (3.3%)
American Express Co.                                                     231,457          12,348,231
Capital One Financial Corp.                                               44,486           3,482,364
Charles Schwab Corp.                                                     248,487           2,792,994
CIT Group, Inc.                                                           38,600           1,558,282
Comerica, Inc.                                                            31,626           1,829,880
Countrywide Credit Industries, Inc.                                      103,692           3,836,604
Fannie Mae                                                               178,075          11,500,084
Federated Investors, Inc.                                                 16,211             476,279
Golden West Financial Corp.                                               56,022           3,620,142
Goldman Sachs Group, Inc.                                                 88,972           9,595,630
Lehman Brothers Holdings, Inc.                                            49,701           4,532,234
MBNA Corp.                                                               234,647           6,236,917
Providian Financial Corp. (b)                                             53,666             895,149
Washington Mutual, Inc.                                                  160,432           6,473,431
                                                                                     ---------------
                                                                                          69,178,221
                                                                                     ---------------
FINANCIAL SERVICES (1.5%)
AMBAC Financial Group, Inc.                                               17,501           1,345,477
E*TRADE Financial Corp. (b)                                               60,722             834,928
First Horizon National Corp.                                              22,691             965,956
H&R Block, Inc.                                                           30,836           1,489,687
Janus Capital Group, Inc.                                                 43,531             645,565
Marshall & Ilsley Corp.                                                   41,166           1,762,316
SLM Corp.                                                                 79,922           4,011,285
Sovereign Bancorp, Inc.                                                   63,400           1,441,716
Wells Fargo Co.                                                          310,764          19,049,833
                                                                                     ---------------
                                                                                          31,546,763
                                                                                     ---------------
FOOD & RELATED (2.4%)
Altria Group, Inc.                                                       377,743          24,111,335
Archer-Daniels Midland Co.                                               119,443           2,890,521
Campbell Soup Co.                                                         74,932           2,197,006
ConAgra, Inc.                                                             96,328           2,841,676
General Mills, Inc.                                                       68,862           3,648,997
H.J. Heinz Co.                                                            63,957           2,418,214
Hershey Foods Corp.                                                       45,422           2,656,733
Kellogg Co.                                                               75,242           3,358,803
McCormick & Co.                                                           25,146             934,677
Sara Lee Corp.                                                           144,599           3,395,185
W.M. Wrigley Jr. Co.                                                      41,356           2,911,049
                                                                                     ---------------
                                                                                          51,364,196
                                                                                     ---------------
FURNITURE & HOME FURNISHINGS (0.0%)
Leggett & Platt, Inc.                                                     35,301           1,006,079
                                                                                     ---------------
HEALTHCARE (6.2%)
Abbott Laboratories                                                      286,363          12,892,062
Allergan, Inc.                                                            24,216           1,839,205
Bard (C.R.), Inc.                                                         19,186           1,300,811
Bausch & Lomb, Inc.                                                        9,745             710,313
Baxter International, Inc.                                               112,973           3,813,968
Becton Dickinson & Co.                                                    46,486           2,633,432
Biomet, Inc.                                                              46,551           1,977,486

Boston Scientific Corp. (b)                                              154,854           5,119,473
Bristol-Myers Squibb Co.                                                 358,140           8,394,802
Cardinal Health, Inc.                                                     79,097           4,454,743
Guidant Corp.                                                             58,367           4,231,024
HCA, Inc.                                                                 77,313           3,441,975
Health Management Associates, Inc., Class A                               44,641             985,673
Humana, Inc. (b)                                                          29,461           1,009,628
Johnson & Johnson Co.                                                    545,825          35,314,878
King Pharmaceuticals, Inc. (b)                                            44,223             464,784
Manor Care, Inc.                                                          16,220             560,401
McKesson HBOC, Inc.                                                       52,747           1,819,244
Medco Health Solutions, Inc. (b)                                          50,126           2,133,864
Medtronic, Inc.                                                          222,606          11,684,589
Quest Diagnostics, Inc.                                                   17,886           1,704,536
St. Jude Medical, Inc. (b)                                                65,722           2,581,560
Stryker Corp.                                                             73,277           3,600,832
Tenet Healthcare Corp. (b)                                                86,187             855,837
UnitedHealth Group, Inc.                                                 120,009          10,668,800
Watson Pharmaceutical, Inc. (b)                                           18,306             546,068
WellPoint Health Networks, Inc. (b)                                       54,301           6,597,572
                                                                                     ---------------
                                                                                         131,337,560
                                                                                     ---------------
HOTELS & CASINOS (0.1%)
Harrah's Entertainment, Inc.                                              20,521           1,297,748
                                                                                     ---------------
HOTELS / MOTELS (0.5%)
Cendant Corp.                                                            193,345           4,553,274
Hilton Hotels Corp.                                                       69,787           1,552,761
Marriott International, Inc., Class A                                     41,381           2,614,452
Starwood Hotels & Resorts Worldwide, Inc.                                 38,524           2,230,154
                                                                                     ---------------
                                                                                          10,950,641
                                                                                     ---------------
INDUSTRIAL DIVERSIFIED (0.1%)
Parker Hannifin Corp.                                                     18,256           1,189,561
Thermo Electron Corp. (b)                                                 29,976             897,481
                                                                                     ---------------
                                                                                           2,087,042
                                                                                     ---------------
INSURANCE (4.1%)
ACE Ltd.                                                                  46,511           2,018,577
Aetna, Inc.                                                               28,521           3,623,593
Allstate Corp. (The)                                                     127,014           6,406,586
American International Group, Inc.                                       479,066          31,757,286
AON Corp.                                                                 50,627           1,151,258
Chubb Corp. (The)                                                         35,181           2,620,281
CIGNA Corp.                                                               24,961           2,003,120
Cincinnati Financial Corp.                                                31,371           1,384,089
Hartford Financial Services Group, Inc.                                   53,871           3,624,980
Lincoln National Corp.                                                    32,336           1,491,983
Loews Corp.                                                               33,871           2,303,228
MBIA, Inc.                                                                26,376           1,575,702
MetLife, Inc.                                                            136,879           5,440,940
MGIC Investment Corp.                                                     16,160           1,032,624
Principal Financial Group, Inc.                                           57,207           2,321,460
Progressive Corp. (The)                                                   36,700           3,069,955
Prudential Financial, Inc.                                                95,143           5,129,159
SAFECO Corp.                                                              23,751           1,099,671
St. Paul Cos., Inc.                                                      123,015           4,617,983
Torchmark Corp.                                                           20,231           1,104,613
UnumProvident Corp.                                                       44,649             766,623
XL Capital Ltd., Class A                                                  21,846           1,633,644
                                                                                     ---------------
                                                                                          86,177,355
                                                                                     ---------------

INSURANCE / LIFE (0.2%)
AFLAC, Inc.                                                               93,013           3,674,944
Jefferson-Pilot Corp.                                                     25,361           1,265,514
                                                                                     ---------------
                                                                                           4,940,458
                                                                                     ---------------
INSURANCE BROKERS (0.1%)
Marsh & McLennan Cos., Inc.                                               96,593           3,139,273
                                                                                     ---------------
INVESTMENT MANAGEMENT (1.2%)
Franklin Resources, Inc.                                                  46,171           3,133,164
Merrill Lynch & Co.                                                      172,095          10,337,747
Morgan Stanley Dean Witter & Co.                                         201,342          11,267,098
T. Rowe Price Group, Inc.                                                 23,591           1,411,921
                                                                                     ---------------
                                                                                          26,149,930
                                                                                     ---------------
LEISURE PRODUCTS (0.4%)
Brunswick Corp.                                                           17,540             808,945
Carnival Corp.                                                           108,363           6,241,709
Hasbro, Inc.                                                              32,521             637,412
Mattel, Inc.                                                              74,723           1,453,362
                                                                                     ---------------
                                                                                           9,141,428
                                                                                     ---------------
MANUFACTURING (1.2%)
3M Co.                                                                   143,589          12,113,167
American Standard Cos., Inc. (b)                                          39,016           1,562,201
Crane Co.                                                                    200               5,700
Cummins, Inc.                                                              6,800             528,156
Dover Corp.                                                               37,856           1,449,885
Honeywell International, Inc.                                            157,869           5,680,126
Power-One, Inc. (b)                                                       12,290              91,315
PPG Industries, Inc.                                                      31,606           2,173,861
Stanley Works (The)                                                       14,680             698,181
Textron, Inc.                                                             25,146           1,810,009
                                                                                     ---------------
                                                                                          26,112,601
                                                                                     ---------------
MEDICAL EQUIPMENT & SUPPLIES (0.0%)
PerkinElmer, Inc.                                                         17,896             411,429
                                                                                     ---------------
MEDICAL PRODUCTS (0.2%)
Zimmer Holdings, Inc. (b)                                                 44,946           3,543,992
                                                                                     ---------------
METALS & MINING (0.5%)
Alcoa, Inc.                                                              159,826           4,716,465
Freeport-McMoRan Copper & Gold, Inc.                                      32,106           1,181,822
Newmont Mining Corp.                                                      81,832           3,403,393
Phelps Dodge Corp.                                                        17,043           1,641,241
                                                                                     ---------------
                                                                                          10,942,921
                                                                                     ---------------
MORTGAGE / ASSET BACKED OBLIGATIONS (0.4%)
Freddie Mac                                                              126,538           8,261,666
                                                                                     ---------------
MOTOR VEHICLES (0.2%)
Harley-Davidson, Inc.                                                     54,027           3,247,563
Navistar International Corp. (b)                                          13,220             514,522
                                                                                     ---------------
                                                                                           3,762,085
                                                                                     ---------------
MULTIMEDIA (1.6%)
News Corp., Class A                                                      443,700           7,542,900
Time Warner, Inc. (b)                                                    841,593          15,148,674
Viacom, Inc., Class A                                                        100               3,763
Viacom, Inc., Class B                                                    313,774          11,716,321
                                                                                     ---------------
                                                                                          34,411,658
                                                                                     ---------------

NATURAL GAS (0.1%)
NICOR, Inc.                                                                8,005             295,545
People's Energy Corp.                                                      6,675             285,890
Sempra Energy                                                             39,781           1,480,649
                                                                                     ---------------
                                                                                           2,062,084
                                                                                     ---------------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Avery Dennison Corp.                                                      19,816           1,190,743
Xerox Corp. (b)                                                          174,554           2,771,918
                                                                                     ---------------
                                                                                           3,962,661
                                                                                     ---------------
OIL & GAS (6.1%)
Amerada Hess Corp.                                                        16,520           1,431,458
Apache Corp.                                                              59,824           3,255,622
Ashland, Inc.                                                             13,125             805,613
BJ Services Co.                                                           29,646           1,424,490
ChevronTexaco Corp.                                                      390,156          21,224,486
ConocoPhillips                                                           126,791          11,764,937
Devon Energy Corp.                                                        89,108           3,624,022
El Paso Corp.                                                            103,713           1,127,360
EOG Resources, Inc.                                                       21,341           1,584,569
Exxon Mobil Corp.                                                      1,185,461          61,169,788
KeySpan Corp.                                                             29,491           1,164,010
Kinder Morgan, Inc.                                                       22,676           1,701,607
Marathon Oil Corp.                                                        63,302           2,451,686
Nabors Industries Ltd. (b)                                                27,177           1,369,721
Noble Corp. (b)                                                           24,631           1,314,064
Rowan Cos., Inc. (b)                                                      16,986             478,326
Sunoco, Inc.                                                              13,760           1,203,862
Transocean Sedco Forex, Inc. (b)                                          58,407           2,569,908
Unocal Corp.                                                              48,516           2,307,906
Valero Energy Corp.                                                       47,092           2,450,197
Williams Cos., Inc. (The)                                                 99,338           1,669,872
XTO Energy, Inc.                                                          53,500           1,921,185
                                                                                     ---------------
                                                                                         128,014,689
                                                                                     ---------------
OIL EQUIPMENT & SERVICES (1.0%)
Anadarko Petroleum Corp.                                                  45,538           3,015,071
Baker Hughes, Inc.                                                        62,347           2,699,625
Burlington Resources, Inc.                                                72,062           3,149,830
Dynegy, Inc., Class A (b)                                                 71,172             316,715
Halliburton Co.                                                           92,062           3,786,510
Kerr-Mcgee Corp.                                                          27,255           1,682,996
Schlumberger Ltd.                                                        107,268           7,298,516
                                                                                     ---------------
                                                                                          21,949,263
                                                                                     ---------------
PAPER & FOREST PRODUCTS (0.5%)
Georgia-Pacific Corp.                                                     47,454           1,523,273
International Paper Co.                                                   89,258           3,494,450
Louisiana-Pacific Corp.                                                   20,596             527,258
MeadWestvaco Corp.                                                        37,447           1,081,844
Pactiv Corp. (b)                                                          27,836             618,238
Temple Inland, Inc.                                                        9,455             601,338
Weyerhaeuser Co.                                                          44,001           2,745,662
                                                                                     ---------------
                                                                                          10,592,063
                                                                                     ---------------
PHARMACY SERVICES (0.2%)
Caremark Rx, Inc. (b)                                                     84,120           3,289,092
Hospira, Inc. (b)                                                         28,646             827,583
                                                                                     ---------------
                                                                                           4,116,675
                                                                                     ---------------
PHOTOGRAPHIC (0.1%)
Eastman Kodak Co.                                                         52,446           1,735,438
                                                                                     ---------------

POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc. (b)                                         42,107             349,909
Waste Management, Inc.                                                   106,013           3,074,377
                                                                                     ---------------
                                                                                           3,424,286
                                                                                     ---------------
PRINTING & PUBLISHING (0.6%)
Dow Jones & Company, Inc.                                                 13,280             506,234
Gannett Co., Inc.                                                         48,076           3,848,002
Knight-Ridder, Inc.                                                       14,375             935,956
McGraw-Hill Cos., Inc. (The)                                              34,901           3,158,541
Meredith Corp.                                                             9,235             443,557
New York Times Co., Class A                                               27,006           1,049,993
R.R. Donnelley & Sons Co.                                                 34,306           1,147,536
Tribune Co.                                                               58,209           2,327,196
                                                                                     ---------------
                                                                                          13,417,015
                                                                                     ---------------
RAILROADS (0.5%)
Burlington Northern Santa Fe Corp.                                        69,052           3,326,925
CSX Corp.                                                                 39,006           1,559,070
Norfolk Southern Corp.                                                    73,137           2,553,944
Union Pacific Corp.                                                       47,516           2,831,954
                                                                                     ---------------
                                                                                          10,271,893
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (0.5%)
Apartment Investment & Management Co.                                     15,140             543,526
Archstone-Smith Trust                                                     34,100           1,169,630
Equity Office Properties Trust                                            73,682           2,061,622
Equity Residential Property Trust                                         51,911           1,637,273
Plum Creek Timber Co., Inc.                                               33,761           1,205,943
ProLogis Trust                                                            29,951           1,142,331
Simon Property Group, Inc.                                                39,201           2,324,620
                                                                                     ---------------
                                                                                          10,084,945
                                                                                     ---------------
RESTAURANTS (0.6%)
Darden Restaurants, Inc.                                                  29,476             871,311
McDonald's Corp.                                                         232,041           7,515,808
Wendy's International, Inc.                                               20,036             785,812
YUM! Brands, Inc.                                                         54,181           2,511,289
                                                                                     ---------------
                                                                                          11,684,220
                                                                                     ---------------
RETAIL (5.8%)
AutoZone, Inc. (b)                                                        15,110           1,348,568
Bed Bath & Beyond, Inc. (b)                                               55,302           2,228,118
Best Buy Co., Inc.                                                        59,877           3,220,784
Big Lots, Inc. (b)                                                        20,851             234,782
Circuit City Stores, Inc.                                                 32,136             460,188
Costco Wholesale Corp.                                                    85,657           4,049,006
CVS Corp.                                                                 73,367           3,400,560
Dillards, Inc., Class A                                                   15,390             403,834
Dollar General Corp.                                                      57,797           1,168,077
Family Dollar Stores, Inc.                                                30,806           1,030,461
Federated Department Stores, Inc.                                         32,551           1,848,897
Gap, Inc. (The)                                                          163,220           3,592,472
Home Depot, Inc.                                                         403,867          16,663,552
J.C. Penney Co., Inc.                                                     52,681           2,250,532
Jones Apparel Group, Inc.                                                 22,891             769,824
Kohl's Corp. (b)                                                          62,997           2,961,489
Limited, Inc. (The)                                                       73,928           1,752,094
Lowe's Cos., Inc.                                                        142,399           8,115,319
May Department Stores Co. (The)                                           53,356           1,808,768
Nordstrom, Inc.                                                           25,246           1,218,120
Office Depot, Inc. (b)                                                    57,662             996,976
OfficeMax, Inc.                                                           15,510             457,700
Sears, Roebuck & Co.                                                      38,346           1,926,887
Staples, Inc.                                                             91,448           2,994,008
Starbucks Corp. (b)                                                       73,662           3,977,748

Target Corp.                                                             164,890           8,371,465
Tiffany & Co.                                                             23,886             750,737
TJX Cos., Inc.                                                            89,868           2,250,295
Toys "R" Us, Inc. (b)                                                     35,001             750,771
Wal-Mart Stores, Inc.                                                    779,082          40,823,896
                                                                                     ---------------
                                                                                         121,825,928
                                                                                     ---------------
RETAIL / FOOD & DRUG (0.7%)
Albertson's, Inc.                                                         66,661           1,525,204
Kroger Co. (b)                                                           136,709           2,337,724
Safeway, Inc. (b)                                                         82,082           1,547,246
Supervalu, Inc.                                                           24,431             772,264
Walgreen Co.                                                             187,825           8,003,222
                                                                                     ---------------
                                                                                          14,185,660
                                                                                     ---------------
SEMICONDUCTORS (0.6%)
Advanced Micro Devices, Inc. (b)                                          65,742           1,038,724
Analog Devices, Inc.                                                      69,157           2,482,045
Applied Materials, Inc. (b)                                              311,819           4,957,922
Freescale Semiconductor, Inc., Class B                                    70,109           1,224,804
Micron Technology, Inc. (b)                                              112,568           1,171,833
Novellus Systems, Inc. (b)                                                26,921             703,984
                                                                                     ---------------
                                                                                          11,579,312
                                                                                     ---------------
SERVICES (1.2%)
Autodesk, Inc.                                                            40,362           1,185,432
eBay, Inc. (b)                                                           122,238           9,962,397
Equifax, Inc.                                                             25,251             714,603
Exelon Corp.                                                             121,598           5,380,712
IMS Health, Inc.                                                          43,074           1,007,070
Omnicom Group, Inc.                                                       34,391           2,919,452
Paychex, Inc.                                                             69,352           2,114,542
Robert Half International, Inc.                                           31,906             968,028
Ryder System, Inc.                                                        10,705             487,613
Sabre Holdings, Inc.                                                      24,973             526,930
                                                                                     ---------------
                                                                                          25,266,779
                                                                                     ---------------
STEEL (0.2%)
Allegheny Teledyne, Inc.                                                  17,575             421,800
Nucor Corp.                                                               28,930           1,624,709
United States Steel Corp.                                                 22,831           1,182,646
                                                                                     ---------------
                                                                                           3,229,155
                                                                                     ---------------
TELECOMMUNICATIONS (2.9%)
ADC Telecommunications, Inc. (b)                                         131,192             337,163
ALLTEL Corp.                                                              56,167           3,091,432
Andrew Corp. (b)                                                          29,946             391,095
AT&T Corp.                                                               146,400           2,809,416
BellSouth Corp.                                                          336,724           8,835,638
CenturyTel, Inc.                                                          25,176             820,738
Comverse Technology, Inc. (b)                                             36,906             824,849
Lucent Technologies, Inc. (b)                                            803,332           2,618,862
Nextel Communications, Inc. (b)                                          204,076           5,854,940
QUALCOMM, Inc.                                                           300,678          11,197,249
Qwest Communications International, Inc. (b)                             332,830           1,397,886
SBC Communications, Inc.                                                 610,018          14,494,028
Scientific-Atlanta, Inc.                                                  27,816             843,103
Sprint Corp.                                                             268,842           6,406,505
Univision Communications, Inc., Class A (b)                               51,917           1,417,853
                                                                                     ---------------
                                                                                          61,340,757
                                                                                     ---------------
TIRE & RUBBER (0.0%)
Cooper Tire & Rubber Co.                                                  14,245             307,834
Goodyear Tire & Rubber Co. (b)                                            31,721             489,773
                                                                                     ---------------
                                                                                             797,607
                                                                                     ---------------

TOBACCO (0.2%)
Reynolds American, Inc.                                                   27,195           2,187,022
UST, Inc.                                                                 30,181           1,528,969
                                                                                     ---------------
                                                                                           3,715,991
                                                                                     ---------------
TRUCKING (0.7%)
United Parcel Service, Inc., Class B                                     206,416          15,415,147
                                                                                     ---------------
UTILITIES (2.5%)
AES Corp. (The) (b)                                                      101,293           1,423,167
Allegheny Energy, Inc. (b)                                                25,696             496,961
Ameren Corp.                                                              30,056           1,506,407
American Electric Power Co., Inc.                                         72,797           2,566,094
Calpine Corp. (b)                                                         96,242             320,486
Centerpoint Energy, Inc.                                                  57,142             642,848
Cinergy Corp.                                                             32,036           1,290,730
CMS Energy Corp. (b)                                                      18,056             190,130
Consolidated Edison, Inc.                                                 44,226           1,940,195
Constellation Energy Group, Inc.                                          32,086           1,604,300
Dominion Resources, Inc.                                                  60,894           4,224,825
DTE Energy Co.                                                            27,991           1,226,286
Duke Energy Corp.                                                        174,617           4,677,988
Edison International                                                      61,032           1,981,709
Entergy Corp.                                                             41,276           2,869,508
FirstEnergy Corp.                                                         60,400           2,401,504
FPL Group, Inc.                                                           34,066           2,610,818
NiSource, Inc.                                                            47,858           1,095,948
PG&E Corp. (b)                                                            74,572           2,610,020
Pinnacle West Capital Corp.                                               16,825             701,603
PPL Corp.                                                                 33,431           1,805,274
Progress Energy, Inc.                                                     45,251           2,002,357
Public Service Enterprise Group, Inc.                                     43,811           2,311,030
Southern Co.                                                             135,749           4,584,243
TECO Energy, Inc.                                                         36,181             579,258
TXU Corp.                                                                 45,122           3,122,442
Xcel Energy, Inc.                                                         73,587           1,338,548
                                                                                     ---------------
                                                                                          52,124,679
                                                                                     ---------------
TOTAL COMMON STOCK                                                                     2,015,374,901
                                                                                     ---------------
CASH EQUIVALENTS (4.1%)
CS First Boston, 1.75%, dated
01/31/05, due 02/01/05, repurchase price
$86,660,636 (Fully collateralized by U.S.
Agency Securities & U.S. Treasury Notes)                              86,509,244          86,509,244
                                                                                     ---------------
TOTAL REPURCHASE AGREEMENT                                                                86,509,244
                                                                                     ---------------

TOTAL INVESTMENTS (COST $1,956,851,876) (a) - 100.0%                                   2,101,884,145
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                                 898,837
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $ 2,102,782,982
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

At January 31, 2005 the Fund's open long future contracts were as follows:

                                                                                 UNREALIZED
                                                           MARKET VALUE         APPRECIATION
NUMBER OF CONTRACTS    LONG CONTRACTS    EXPIRATION    COVERED BY SECURITIES    (DEPRECIATION)
-------------------    --------------    ----------    ---------------------    --------------
290                    SPH5              03/18/2005            $  85,673,250    $     (794,718)

GARTMORE MID CAP MARKET INDEX FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                     AMOUNT               VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (92.9%)
AEROSPACE / DEFENSE (0.7%)
Alliant Techsystems, Inc. (b)                                             24,500     $     1,631,210
Precision Castparts Corp.                                                 42,000           2,952,600
Sequa Corp. (b)                                                            5,360             314,900
                                                                                     ---------------
                                                                                           4,898,710
                                                                                     ---------------
AGRICULTURAL PRODUCTS (0.1%)
Universal Corp.                                                           16,640             786,406
                                                                                     ---------------
AIRLINES (0.3%)
AirTran Holdings, Inc. (b)                                                47,200             403,088
Alaska Air Group, Inc. (b)                                                17,400             518,346
Jetblue Airways Corp. (b)                                                 66,850           1,322,962
                                                                                     ---------------
                                                                                           2,244,396
                                                                                     ---------------
AMUSEMENT & RECREATION (0.3%)
Callaway Golf Co.                                                         48,300             642,873
International Speedway Corp.                                              32,000           1,757,440
                                                                                     ---------------
                                                                                           2,400,313
                                                                                     ---------------
AUTO PARTS & EQUIPMENT (1.3%)
Adesa, Inc.                                                               55,100           1,138,917
Arvinmeritor, Inc.                                                        40,560             772,262
Bandag, Inc.                                                              10,100             488,840
BorgWarner Automotive, Inc.                                               33,820           1,815,796
Gentex Corp.                                                              50,040           1,692,853
Lear Corp.                                                                43,220           2,333,880
Modine Manufacturing Co.                                                  19,700             621,141
                                                                                     ---------------
                                                                                           8,863,689
                                                                                     ---------------
BANKS (5.1%)
Associated Banc Corp.                                                     78,421           2,590,246
Astoria Financial Corp.                                                   44,480           1,674,227
Banknorth Group, Inc.                                                    110,807           3,973,538
City National Corp.                                                       29,600           2,065,784
Colonial Bancgroup, Inc.                                                  79,740           1,609,153
Cullen/Frost Bankers, Inc.                                                32,480           1,525,261
FirstMerit Corp.                                                          49,780           1,319,170
Greater Bay Bancorp                                                       33,880             923,908
Hibernia Corp.                                                            93,900           2,471,448
Independence Community Bank Corp.                                         54,536           2,143,265
IndyMac Bancorp, Inc.                                                     40,600           1,500,576
Mercantile Bankshare Corp.                                                47,850           2,422,646
New York Community Bancorp, Inc.                                         164,114           2,926,152
Silicon Valley Bancshares (b)                                             23,920           1,043,869
Suntrust Banks, Inc.                                                         505              36,370
TCF Financial Corp.                                                       84,000           2,361,240
Washington Federal, Inc.                                                  47,010           1,224,611
Webster Financial Corp.                                                   31,600           1,417,260
West America Bancorp                                                      21,120           1,096,550
Wilmington Trust Corp.                                                    39,800           1,383,846
                                                                                     ---------------
                                                                                          35,709,120
                                                                                     ---------------

BIOTECHNOLOGY (0.7%)
Millenium Pharmaceuticals, Inc. (b)                                      191,463           1,763,374
Protein Design Labs, Inc. (b)                                             61,520           1,240,858
Valeant Pharmaceuticals International                                     54,000           1,348,380
Vertex Pharmaceuticals, Inc. (b)                                          44,080             448,294
                                                                                     ---------------
                                                                                           4,800,906
                                                                                     ---------------
BROADCASTING (0.4%)
Emmis Communications Corp. (b)                                            38,000             667,660
Entercom Communications Corp. (b)                                         29,780             933,603
Westwood One, Inc. (b)                                                    59,080           1,426,782
                                                                                     ---------------
                                                                                           3,028,045
                                                                                     ---------------
BUSINESS SERVICES (2.4%)
Acxiom Corp.                                                              56,240           1,298,019
Catalina Marketing Corp.                                                  34,300             881,510
Ceridian Corp. (b)                                                        89,940           1,591,938
CheckFree Corp. (b)                                                       52,800           2,059,200
ChoicePoint, Inc. (b)                                                     53,720           2,471,119
CSG Systems International, Inc. (b)                                       29,080             526,930
Fair Issac Corp.                                                          43,250           1,494,288
Gartner Group, Inc. (b)                                                   24,780             280,014
Gartner Group, Inc., Class B (b)                                          38,200             424,784
Harte-Hanks, Inc.                                                         50,340           1,331,493
Kelly Services, Inc.                                                      20,075             584,183
Korn/Ferry International (b)                                              25,000             493,250
Manpower, Inc.                                                            57,460           2,795,428
MPS Group, Inc. (b)                                                       67,340             760,269
                                                                                     ---------------
                                                                                          16,992,425
                                                                                     ---------------
CHEMICALS (2.5%)
Airgas, Inc.                                                              44,100           1,037,232
Albemarle Corp.                                                           30,700           1,077,877
Cabot Corp.                                                               36,700           1,284,500
Crompton Corp.                                                            68,100             793,365
Cytec Industries, Inc.                                                    26,000           1,326,000
Ferro Corp.                                                               27,100             537,393
FMC Corp. (b)                                                             21,760           1,026,854
Lubrizol Corp.                                                            43,480           1,566,584
Lyondell Chemical Co.                                                    149,581           4,400,674
Minerals Technologies, Inc.                                               12,240             764,755
Olin Corp.                                                                44,360             987,897
RPM, Inc.                                                                 68,700           1,211,181
Valspar Corp.                                                             32,000           1,568,000
                                                                                     ---------------
                                                                                          17,582,312
                                                                                     ---------------
COMMUNICATION EQUIPMENT (2.3%)
Adtran, Inc.                                                              50,600             906,246
Cincinnati Bell, Inc. (b)                                                136,600             580,550
CommScope, Inc. (b)                                                       25,020             376,051
Harman International Industries, Inc.                                     42,100           5,121,465
Harris Corp.                                                              42,740           2,768,270
Plantronics, Inc.                                                         28,900           1,075,369
Polycom, Inc. (b)                                                         58,700           1,014,336
Powerwave Technologies, Inc. (b)                                          67,820             533,743
Telephone & Data Systems, Inc.                                            35,000           2,881,200
Utstarcom, Inc. (b)                                                       69,600           1,143,528
                                                                                     ---------------
                                                                                          16,400,758
                                                                                     ---------------
COMPUTER HARDWARE (0.6%)
Keane, Inc. (b)                                                           34,600             452,222
National Instruments Corp.                                                47,530           1,299,470
Storage Technology Corp. (b)                                              68,200           2,147,618
                                                                                     ---------------
                                                                                           3,899,310
                                                                                     ---------------

COMPUTER SOFTWARE & SERVICES (4.4%)
3COM Corp. (b)                                                           246,620             905,095
Activision, Inc. (b)                                                      88,425           1,998,405
Advent Software, Inc. (b)                                                 18,469             355,528
Ascential Software Corp. (b)                                              37,038             530,014
Avocent Corp. (b)                                                         30,000           1,095,300
Cadence Design Systems, Inc. (b)                                         165,080           2,200,516
CDW Corp.                                                                 51,540           3,015,090
Cognizant Technology Solutions Corp. (b)                                  83,840           3,177,536
DST Systems, Inc. (b)                                                     53,440           2,590,771
Jack Henry & Associates, Inc.                                             59,400           1,234,926
Macromedia, Inc. (b)                                                      42,800           1,465,472
Macrovision Corp. (b)                                                     32,620             761,025
McAfee, Inc. (b)                                                         100,500           2,597,925
McData Corp. (b)                                                          63,400             266,280
Mentor Graphics Corp. (b)                                                 42,600             593,418
Retek, Inc. (b)                                                           31,860             200,081
RSA Security, Inc. (b)                                                    45,400             799,494
SanDisk Corp. (b)                                                        103,000           2,544,100
Sybase, Inc. (b)                                                          57,000           1,109,790
Synopsys, Inc. (b)                                                        97,120           1,651,040
Titan Corp. (The) (b)                                                     50,470             847,896
Transaction Systems Architects, Inc. (b)                                  22,200             471,528
Wind River Systems, Inc. (b)                                              46,800             587,340
                                                                                     ---------------
                                                                                          30,998,570
                                                                                     ---------------
CONSTRUCTION (3.5%)
D.R. Horton, Inc.                                                        143,885           5,723,746
Dycom Industries, Inc. (b)                                                30,200             819,024
Granite Construction, Inc.                                                23,060             574,194
Hovnanian Enterprises, Inc. (b)                                           38,920           2,033,181
Jacobs Engineering Group, Inc. (b)                                        34,780           1,766,476
Lennar Corp.                                                              96,260           5,435,802
Martin Marietta Materials, Inc.                                           31,300           1,690,826
Ryland Group, Inc. (The)                                                  30,500           1,978,535
Thor Industries, Inc.                                                     34,000           1,174,700
Toll Brothers, Inc. (b)                                                   47,200           3,684,904
                                                                                     ---------------
                                                                                          24,881,388
                                                                                     ---------------
CONSUMER & COMMERCIAL SERVICES (2.1%)
Alliance Data Systems Corp. (b)                                           49,800           2,162,316
Career Education Corp. (b)                                                64,760           2,609,181
Corinthian Colleges, Inc. (b)                                             58,580           1,126,493
Deluxe Corp.                                                              32,273           1,235,088
DeVry, Inc. (b)                                                           40,000             709,600
Dun & Bradstreet Corp. (b)                                                41,960           2,437,876
MoneyGram International, Inc.                                             53,000           1,028,200
Quanta Services, Inc. (b)                                                 66,700             498,916
Rent-A-Center, Inc. (b)                                                   49,100           1,202,459
Rollins, Inc.                                                             26,010             645,048
Sotheby's Holdings, Inc. (b)                                              37,000             663,780
United Rentals, Inc. (b)                                                  44,500             756,945
                                                                                     ---------------
                                                                                          15,075,902
                                                                                     ---------------
CONSUMER PRODUCTS (1.9%)
Blyth Industries, Inc.                                                    27,440             861,890
Church & Dwight, Inc.                                                     36,800           1,267,024
Energizer Holdings, Inc. (b)                                              43,800           2,479,518
Furniture Brands International, Inc.                                      30,300             718,110
Lancaster Colony Corp.                                                    20,240             856,354
Mohawk Industries Co. (b)                                                 40,740           3,605,897
Scotts Co. (The) (b)                                                      19,460           1,322,502
Timberland Co., Class A (b)                                               22,300           1,466,002
Tupperware Corp.                                                          38,233             768,866
                                                                                     ---------------
                                                                                          13,346,163
                                                                                     ---------------

CONTAINERS / PACKAGING (0.4%)
Packaging Corp. of America                                                63,520           1,417,131
Sonoco Products Co.                                                       58,600           1,521,256
                                                                                     ---------------
                                                                                           2,938,387
                                                                                     ---------------
ELECTRONICS (3.9%)
Amphenol Corp., Class A (b)                                               53,600           2,108,088
Arrow Electronics, Inc. (b)                                               69,400           1,638,534
Atmel Corp. (b)                                                          285,800             874,548
Avnet, Inc. (b)                                                           72,278           1,295,222
Cabot Microelectronics Corp. (b)                                          15,728             478,603
Credence Systems Corp. (b)                                                62,060             496,480
Cree, Inc. (b)                                                            47,488           1,141,137
Cypress Semiconductor Corp. (b)                                           77,400             882,360
Hubbell, Inc.                                                             36,500           1,807,480
Integrated Device Technology, Inc. (b)                                    70,500             827,670
International Rectifier Corp. (b)                                         40,400           1,581,660
Intersil Corp.                                                            92,200           1,367,326
Kemet Corp. (b)                                                           59,860             505,817
Lam Research Corp. (b)                                                    84,660           2,265,502
Lattice Semiconductor Corp. (b)                                           60,360             271,016
LTX Corp. (b)                                                             43,100             250,411
Micrel, Inc. (b)                                                          49,800             430,272
Microchip Technology, Inc.                                               130,672           3,404,005
Newport Corp. (b)                                                         22,500             292,500
Plexus Corp. (b)                                                          22,900             263,808
RF Micro Devices, Inc. (b)                                               106,600             583,102
SPX Corp.                                                                 48,120           2,016,228
Thomas & Betts Corp. (b)                                                  34,948           1,020,831
TriQuint Semiconductor, Inc. (b)                                          72,805             246,081
Vishay Intertechnology, Inc. (b)                                         100,330           1,311,313
                                                                                     ---------------
                                                                                          27,359,994
                                                                                     ---------------
FINANCIAL SERVICES (4.2%)
Americredit Corp. (b)                                                     95,200           2,337,160
Bank of Hawaii Corp.                                                      34,500           1,652,895
BISYS Group, Inc. (The) (b)                                               71,600           1,100,492
Certegy, Inc.                                                             40,600           1,421,000
Commerce Bancorp, Inc.                                                    50,620           2,912,675
Eaton Vance Corp.                                                         77,000           1,927,310
Edwards (A.G.), Inc.                                                      49,300           2,103,138
Investors Financial Services Corp.                                        41,684           2,101,290
Jefferies Group, Inc.                                                     34,100           1,329,900
Labranche & Co., Inc. (b)                                                 40,100             400,198
Legg Mason, Inc.                                                          62,570           4,832,282
PMI Group, Inc.                                                           61,100           2,429,947
Raymond James Financial, Inc.                                             43,520           1,356,518
SEI Corp.                                                                 62,140           2,321,550
Waddell & Reed Financial, Inc.                                            48,400           1,058,508
                                                                                     ---------------
                                                                                          29,284,863
                                                                                     ---------------
FOOD & BEVERAGE (3.5%)
Constellation Brands, Inc. (b)                                            67,720           3,516,022
Dean Foods Co. (b)                                                        94,898           3,343,257
Hormel Foods Corp.                                                        84,020           2,646,630
J.M. Smucker Co.                                                          37,871           1,766,682
Krispy Kreme Doughnuts, Inc. (b)                                          40,100             352,078
PepsiAmericas, Inc.                                                       82,900           1,761,625
Sensient Technologies Corp.                                               26,680             606,970
Smithfield Foods, Inc. (b)                                                71,200           2,155,224
Tootsie Roll Industries, Inc.                                             29,733             956,511
Tyson Foods, Inc.                                                        217,230           3,729,838
Whole Foods Market, Inc.                                                  39,380           3,521,360
                                                                                     ---------------
                                                                                          24,356,197
                                                                                     ---------------

GAMING (1.5%)
Boyd Gaming Corp.                                                         52,900           2,105,420
Caesars Entertainment, Inc. (b)                                          198,480           3,836,618
GTECH Holdings Corp.                                                      74,400           1,739,472
Mandalay Resort Group                                                     43,040           3,038,624
                                                                                     ---------------
                                                                                          10,720,134
                                                                                     ---------------
HEALTHCARE (7.7%)
Apria Healthcare Group, Inc. (b)                                          31,900           1,046,320
Barr Laboratories, Inc. (b)                                               64,745           3,078,625
Beckman Coulter, Inc.                                                     38,840           2,602,280
Cephalon, Inc. (b)                                                        36,900           1,815,480
Community Health Systems, Inc. (b)                                        56,400           1,634,472
Covance, Inc. (b)                                                         37,480           1,592,900
Coventry Health Care, Inc. (b)                                            67,253           3,826,704
Cytyc Corp. (b)                                                           67,640           1,694,382
Dentsply International, Inc.                                              49,380           2,768,737
Edwards Lifesciences Corp. (b)                                            38,300           1,558,810
Health Net, Inc. (b)                                                      67,240           1,956,012
Henry Schein, Inc. (b)                                                    27,840           1,894,790
LifePoint Hospitals, Inc. (b)                                             24,560             928,368
Lincare Holdings, Inc. (b)                                                63,680           2,642,720
Omnicare, Inc.                                                            63,500           1,952,625
PacifiCare Health Systems, Inc. (b)                                       52,300           3,218,019
Par Pharmaceutical Cos., Inc. (b)                                         22,000             833,800
Patterson Cos., Inc. (b)                                                  85,620           3,988,179
Perrigo Co.                                                               47,600             816,340
Renal Care Group, Inc. (b)                                                40,250           1,535,940
Sepracor, Inc. (b)                                                        65,200           3,728,136
Steris Corp. (b)                                                          40,680             964,930
Triad Hospitals, Inc. (b)                                                 49,413           2,010,615
Universal Health Services, Inc.                                           37,600           1,618,304
Varian Medical Systems, Inc. (b)                                          83,200           3,139,136
Visx, Inc. (b)                                                            31,000             833,280
                                                                                     ---------------
                                                                                          53,679,904
                                                                                     ---------------
INSURANCE (5.0%)
Allmerica Financial Corp. (b)                                             31,600           1,031,740
American Financial Group, Inc.                                            43,600           1,342,444
AmerUs Group Co.                                                          26,000           1,158,820
Arthur J. Gallagher & Co.                                                 55,500           1,645,575
Brown & Brown, Inc.                                                       42,460           1,836,820
Everest Re Group Ltd.                                                     35,780           3,109,282
Fidelity National Financial, Inc.                                        110,275           4,832,250
First American Financial Corp.                                            55,420           2,049,432
HCC Insurance Holdings, Inc.                                              44,360           1,458,113
Horace Mann Educators Corp.                                               26,500             488,130
Leucadia National Corp.                                                   65,330           2,365,599
Ohio Casualty Corp. (b)                                                   41,000             942,590
Old Republic International Corp.                                         110,630           2,566,616
Protective Life Corp.                                                     41,500           1,708,140
Radian Group, Inc.                                                        55,800           2,675,052
Stancorp Financial Group, Inc.                                            17,100           1,453,500
Unitrin, Inc.                                                             41,100           1,760,313
W.R. Berkley Corp.                                                        50,900           2,427,930
                                                                                     ---------------
                                                                                          34,852,346
                                                                                     ---------------
MACHINERY (0.8%)
AGCO Corp. (b)                                                            57,800           1,186,634
Graco, Inc.                                                               41,070           1,464,146
Tecumseh Products Co.                                                     10,500             426,615
Zebra Technologies Corp., Class A (b)                                     43,640           2,222,585
                                                                                     ---------------
                                                                                           5,299,980
                                                                                     ---------------

MANUFACTURING (3.0%)
Ametek, Inc.                                                              40,900           1,562,380
Brink's Co. (The)                                                         33,780           1,196,150
Carlisle Cos., Inc.                                                       20,540           1,295,458
Crane Co.                                                                 36,166           1,030,731
Diebold, Inc.                                                             43,200           2,325,888
Donaldson Co., Inc.                                                       49,480           1,542,786
Federal Signal Corp.                                                      34,200             565,326
Flowserve Corp. (b)                                                       32,320             806,384
Harsco Corp.                                                              24,400           1,331,996
Hillenbrand Industry, Inc.                                                37,200           2,021,076
Nordson Corp.                                                             20,700             778,941
Pentair, Inc.                                                             61,660           2,732,771
Teleflex, Inc.                                                            26,520           1,345,890
Trinity Industries, Inc.                                                  31,200             943,800
Varian, Inc. (b)                                                          23,260             928,772
York International Corp.                                                  27,400             995,168
                                                                                     ---------------
                                                                                          21,403,517
                                                                                     ---------------
MEDICAL PRODUCTS & SERVICES (1.5%)
Charles River Laboratories International, Inc. (b)                        41,574           1,969,776
Fisher Scientific International, Inc. (b)                                  1,169              73,822
Gen-Probe, Inc.                                                           32,100           1,566,801
INAMED Corp. (b)                                                          23,000           1,591,600
Invitrogen Corp. (b)                                                      32,600           2,239,946
IVAX Corp. (b)                                                           154,518           2,322,406
Techne Corp. (b)                                                          26,000             906,620
                                                                                     ---------------
                                                                                          10,670,971
                                                                                     ---------------
METALS (0.2%)
Kennametal, Inc.                                                          25,100           1,228,394
                                                                                     ---------------
MINING (0.7%)
Arch Coal, Inc.                                                           40,140           1,467,117
Peabody Energy Corp.                                                      40,820           3,459,495
                                                                                     ---------------
                                                                                           4,926,612
                                                                                     ---------------
OFFICE EQUIPMENT & SUPPLIES (0.5%)
HNI Corp.                                                                 33,170           1,338,410
Miller (Herman), Inc.                                                     44,800           1,197,056
Reynolds & Reynolds Co.                                                   38,800           1,058,076
                                                                                     ---------------
                                                                                           3,593,542
                                                                                     ---------------
OIL & GAS (6.5%)
Cooper Cameron Corp. (b)                                                  35,440           1,999,170
ENSCO International, Inc.                                                 96,260           3,294,980
FMC Technologies, Inc. (b)                                                42,962           1,315,926
Forest Oil Corp. (b)                                                      37,500           1,263,375
Grant Prideco, Inc. (b)                                                   74,020           1,450,792
Hanover Compressor Co. (b)                                                45,700             648,026
Helmerich & Payne, Inc.                                                   29,300           1,110,470
Murphy Oil Corp.                                                          58,140           5,190,739
National-Oilwell, Inc. (b)                                                53,100           1,958,328
Newfield Exploration Co. (b)                                              38,300           2,343,960
Noble Energy, Inc.                                                        37,800           2,236,626
Patterson-UTI Energy, Inc.                                               107,840           2,097,488
Pioneer Natural Resources Co.                                             92,860           3,564,895
Plains Exploration & Production Co. (b)                                   45,901           1,321,031
Pogo Producing Co.                                                        38,100           1,620,393
Pride International, Inc. (b)                                             85,300           1,995,167
Smith International, Inc. (b)                                             66,520           3,937,984
Tidewater, Inc.                                                           39,720           1,539,547
Varco International, Inc. (b)                                             60,972           1,866,353
Weatherford International Ltd. (b)                                        83,280           4,519,606
XTO Energy, Inc.                                                           4,170             149,745
                                                                                     ---------------
                                                                                          45,424,601
                                                                                     ---------------

PAPER & FOREST PRODUCTS (0.6%)
Bowater, Inc.                                                             36,400           1,383,200
Glatfelter                                                                28,300             384,314
Longview Fibre Co.                                                        29,040             450,991
Potlatch Corp.                                                            19,000             874,380
Rayonier, Inc.                                                            32,587           1,450,122
                                                                                     ---------------
                                                                                           4,543,007
                                                                                     ---------------
PHOTOGRAPHY / IMAGING (0.1%)
Imation Corp.                                                             22,680             782,233
                                                                                     ---------------
PUBLISHING & PRINTING (2.0%)
American Greetings Corp., Class A                                         44,700           1,079,058
Banta Corp.                                                               15,000             649,650
Belo Corp., Class A                                                       68,620           1,605,022
Lee Enterprises, Inc.                                                     26,480           1,179,684
Media General, Inc.                                                       13,500             863,595
Readers Digest Association                                                66,600           1,073,592
Scholastic Corp. (b)                                                      26,300             900,775
Valassis Communications, Inc. (b)                                         33,500           1,137,325
Washington Post Co.                                                        5,882           5,379,089
                                                                                     ---------------
                                                                                          13,867,790
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (2.3%)
AMB Property Corp.                                                        53,620           1,996,273
Developers Diversified Realty Corp.                                       65,500           2,603,625
Highwood Properties, Inc.                                                 36,260             888,370
Hospitality Properties Trust                                              40,260           1,717,089
Liberty Property Trust                                                    55,100           2,151,655
Mack-Cali Realty Corp.                                                    39,500           1,658,210
New Plan Excel Realty Trust                                               63,760           1,611,215
United Dominion Realty Trust, Inc.                                        79,400           1,764,268
Weingarten Realty Investors                                               54,700           1,955,525
                                                                                     ---------------
                                                                                          16,346,230
                                                                                     ---------------
RESTAURANTS (1.4%)
Applebee's International, Inc.                                            53,300           1,484,938
Bob Evans Farms, Inc.                                                     20,100             489,636
Brinker International, Inc. (b)                                           55,250           2,077,952
CBRL Group, Inc.                                                          31,700           1,303,187
Cheesecake Factory, Inc. (The) (b)                                        48,550           1,571,564
Outback Steakhouse, Inc.                                                  44,300           2,040,015
Ruby Tuesday, Inc.                                                        42,600           1,083,744
                                                                                     ---------------
                                                                                          10,051,036
                                                                                     ---------------
RETAIL (7.3%)
99 Cents Only Stores (b)                                                  38,833             582,495
Abercrombie & Fitch Co.                                                   55,033           2,758,254
Advance Auto Parts, Inc. (b)                                              47,100           2,030,010
Aeropostale, Inc. (b)                                                     36,000           1,000,440
American Eagle Outfitters Ltd.                                            46,737           2,374,240
Anntaylor Stores Corp. (b)                                                45,690             981,878
Barnes & Noble, Inc. (b)                                                  42,940           1,404,138
BJ's Wholesale Club, Inc. (b)                                             44,900           1,284,589
Borders Group, Inc.                                                       48,895           1,283,494
Carmax, Inc. (b)                                                          63,500           1,837,055
Chico's FAS, Inc. (b)                                                     54,840           2,888,971
Claire's Stores, Inc.                                                     63,860           1,317,432
Copart, Inc. (b)                                                          55,200           1,268,496
Dollar Tree Stores, Inc. (b)                                              72,050           1,961,922
Fastenal Co.                                                              48,120           2,893,455
Foot Locker, Inc.                                                         94,500           2,543,940
Michael's Stores, Inc.                                                    82,840           2,547,330
Nieman Marcus Group, Inc.                                                 29,400           1,966,860
O'Reilly Automotive, Inc. (b)                                             33,073           1,512,428
Pacific Sunwear of California, Inc. (b)                                   47,900           1,173,071

Payless Shoesource, Inc. (b)                                              37,395             441,635
PETsMART, Inc.                                                            87,860           2,656,008
Pier 1 Imports, Inc.                                                      56,340             997,781
Regis Corp.                                                               29,320           1,169,868
Ross Stores, Inc.                                                         90,040           2,576,945
Ruddick Corp.                                                             24,600             519,060
Saks, Inc.                                                                90,200           1,283,546
Tech Data Corp. (b)                                                       37,560           1,578,647
Urban Outfitters, Inc. (b)                                                51,400           2,162,398
Williams Sonoma, Inc. (b)                                                 74,040           2,561,784
                                                                                     ---------------
                                                                                          51,558,170
                                                                                     ---------------
SCHOOLS (0.6%)
Education Management Corp. (b)                                            44,200           1,411,748
ITT Educational Services, Inc. (b)                                        27,740           1,362,589
Laureate Education, Inc. (b)                                              31,180           1,383,145
                                                                                     ---------------
                                                                                           4,157,482
                                                                                     ---------------
SEMICONDUCTORS (0.6%)
Fairchild Semiconductor International, Inc. (b)                           71,620           1,022,017
Integrated Circuit Systems, Inc. (b)                                      45,900             872,100
Semtech Corp. (b)                                                         48,730             895,657
Silicon Laboratories, Inc. (b)                                            32,040           1,092,565
                                                                                     ---------------
                                                                                           3,882,339
                                                                                     ---------------
SHIPPING/TRANSPORTATION (2.3%)
Alexander & Baldwin, Inc.                                                 28,200           1,297,200
CNF Transportation, Inc.                                                  33,540           1,573,361
Expeditors International of Washington, Inc.                              65,220           3,661,451
GATX Corp.                                                                28,500             848,730
Hunt (J.B.) Transport Services, Inc.                                      50,700           2,236,884
Overseas Shipholding Group, Inc.                                          25,400           1,417,574
Robinson (C.H.) Worldwide, Inc.                                           54,480           2,805,720
Swift Transportation Co., Inc. (b)                                        47,910           1,068,393
Werner Enterprises, Inc.                                                  44,905             957,375
                                                                                     ---------------
                                                                                          15,866,688
                                                                                     ---------------
STEEL (0.3%)
Steel Dynamics, Inc.                                                      29,200           1,103,760
Worthington Industries, Inc.                                              50,587           1,036,022
                                                                                     ---------------
                                                                                           2,139,782
                                                                                     ---------------
UTILITIES (6.7%)
AGL Resources, Inc.                                                       48,840           1,692,306
Alliant Energy Corp.                                                      69,400           1,908,500
Aqua America, Inc.                                                        55,145           1,325,134
Aquila, Inc. (b)                                                         156,737             579,927
Black Hills Corp.                                                         21,700             646,443
DPL, Inc.                                                                 78,170           2,031,638
Duquesne Light Holdings, Inc.                                             51,700             959,552
Energy East Corp.                                                         94,220           2,468,564
Equitable Resources, Inc.                                                 37,800           2,156,112
Great Plains Energy, Inc.                                                 48,600           1,473,066
Hawaiian Electric Industries, Inc.                                        47,700           1,388,547
Idacorp, Inc.                                                             28,300             857,207
MDU Resources Group, Inc.                                                 70,850           1,894,529
National Fuel Gas Co.                                                     51,600           1,455,120
Northeast Utilities                                                       80,200           1,499,740
NSTAR                                                                     34,460           1,939,409
Oklahoma Gas & Electric Co.                                               52,800           1,380,720
Oneok, Inc.                                                               66,980           1,855,346
Pepco Holdings, Inc.                                                     113,594           2,482,029
PNM, Inc.                                                                 40,650           1,025,600
Puget Energy, Inc.                                                        59,100           1,419,582
Questar Corp.                                                             53,900           2,738,120

Scana Corp.                                                               71,879           2,806,875
Sierra Pacific Resources (b)                                              74,180             729,931
Vectren Corp.                                                             44,660           1,233,063
Westar Energy, Inc.                                                       49,350           1,149,855
Western Gas Resources, Inc.                                               45,800           1,394,610
WGL Holdings, Inc.                                                        32,700             992,772
Wisconsin Energy Corp.                                                    74,900           2,560,082
WPS Resources Corp.                                                       21,500           1,098,650
                                                                                     ---------------
                                                                                          47,143,029
                                                                                     ---------------
VETERINARY DIAGNOSTICS (0.1%)
VCA Antech, Inc. (b)                                                      48,800             905,240
                                                                                     ---------------
WASTE DISPOSAL (0.6%)
Republic Services, Inc.                                                   91,760           3,025,327
Stericycle, Inc. (b)                                                      29,260           1,504,842
                                                                                     ---------------
                                                                                           4,530,169
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                      653,421,050
                                                                                     ---------------
CASH EQUIVALENTS (6.8%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds
and U.S. Agency Securities, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $47,634,768)                                    $    47,631,593          47,631,593
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    47,631,593
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING (13.9%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $    97,696,024          97,696,024
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                        97,696,024
                                                                                     ---------------

TOTAL INVESTMENTS (COST $708,253,656) (a) - 113.6%                                       798,748,667
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.6)%                                          (95,772,159)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   702,976,508
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

At January 31, 2005 the Fund's open long futures were as follows:

                                              Market Value     Unrealized
Number of        Long                          Covered By     Appreciation/
Contracts      Contracts *      Expiration      Contracts     (Depreciation)
---------    ---------------    ----------    -------------   --------------
 154         S&P Mid Cap 400      03/18/05    $  49,822,850     ($109,418)

* Cash pledged as collateral

GARTMORE SMALL CAP INDEX FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (83.9%)
ADVERTISING SERVICES (0.2%)
24/7 Real Media, Inc. (b)                                                  2,800     $         8,820
Cross Media Marketing Corp. (b)                                              100                   0
Greenfield Online, Inc. (b)                                                  700              12,782
Grey Global Group, Inc.                                                      241             262,690
R.H. Donnelley Corp. (b)                                                   5,418             320,746
SITEL Corp. (b)                                                            8,000              19,360
Ventiv Health, Inc. (b)                                                    4,300             100,577
                                                                                     ---------------
                                                                                             724,975
                                                                                     ---------------
AEROSPACE/DEFENSE (0.9%)
AAR Corp. (b)                                                              9,368             109,137
BE Aerospace, Inc. (b)                                                    14,247             153,725
Curtiss-Wright Corp.                                                       4,829             247,197
DRS Technologies, Inc. (b)                                                 5,822             236,373
Ducommun, Inc. (b)                                                         1,400              29,414
Esterline Technologies Corp. (b)                                           5,401             162,084
Gencorp, Inc.                                                             13,474             250,347
HEICO Corp.                                                                5,883             128,073
Herley Industries, Inc. (b)                                                4,360              85,979
Hexcel Corp. (b)                                                           3,700              54,501
Innovative Solutions and Support, Inc. (b)                                 2,335              66,699
Kaman Corp., Class A                                                       6,608              78,305
Moog, Inc., Class A (b)                                                    6,389             277,858
Sequa Corp., Class A (b)                                                     941              55,284
Taser International, Inc. (b)                                             12,516             225,038
Teledyne Technologies, Inc. (b)                                            7,863             236,440
Titan Corp. (The) (b)                                                     19,660             330,288
United Industrial Corp.                                                    3,200             108,192
                                                                                     ---------------
                                                                                           2,834,934
                                                                                     ---------------
AGRICULTURAL PRODUCTS (0.1%)
Alico, Inc. (b)                                                            1,300              74,750
Delta and Pine Land Co.                                                    9,128             268,728
Maui Land & Pineapple Co., Inc. (b)                                          537              22,017
                                                                                     ---------------
                                                                                             365,495
                                                                                     ---------------
AIRLINES (0.4%)
AirTran Holdings, Inc. (b)                                                19,094             163,063
Alaska Air Group, Inc. (b)                                                 6,378             190,001
America West Holdings Corp., Class B (b)                                   8,510              42,635
Continental Airlines, Inc., Class B (b)                                   15,339             159,832
Delta Air Lines, Inc. (b)                                                 28,849             155,496
ExpressJet Holdings, Inc. (b)                                              6,746              74,408
FLYi, Inc. (b)                                                            10,363              18,964
Frontier Airlines, Inc. (b)                                                8,657              73,411
Mesa Air Group, Inc. (b)                                                   9,919              73,103
Northwest Airlines Corp., Class A (b)                                     20,458             151,185
Pinnacle Airlines Corp. (b)                                                2,600              31,330
SkyWest, Inc.                                                             15,763             271,440
                                                                                     ---------------
                                                                                           1,404,868
                                                                                     ---------------

ANALYTICAL INSTRUMENTS (0.5%)
ArthroCare Corp. (b)                                                       5,927             176,328
Datascope Corp.                                                            2,793             110,435
Diagnostic Products Corp.                                                  5,014             254,561
Haemonetics Corp. (b)                                                      4,815             187,159
Illumina, Inc. (b)                                                         9,400              91,086
Inverness Medical Innovations, Inc. (b)                                    2,316              58,618
Molecular Devices Corp. (b)                                                3,941              74,800
Thoratec Corp. (b)                                                        12,567             125,042
Urologix, Inc. (b)                                                         3,600              19,620
Ventana Medical Systems, Inc. (b)                                          3,768             253,511
West Pharmaceutical Services, Inc.                                         6,402             167,092
                                                                                     ---------------
                                                                                           1,518,252
                                                                                     ---------------
APPAREL/ACCESSORIES (1.4%)
Aeropostale, Inc. (b)                                                     13,086             363,661
Angelica Corp.                                                             3,072              87,982
Bebe Stores, Inc.                                                          3,300              85,503
Brown Shoe Co., Inc.                                                       4,602             133,274
Buckle, Inc. (The)                                                           844              24,147
Burlington Coat Factory Warehouse Corp.                                    3,925             101,304
Charming Shoppes, Inc. (b)                                                27,010             224,183
Cherokee, Inc.                                                             2,600              89,362
Deb Shops, Inc.                                                              100               2,740
Deckers Outdoor Corp. (b)                                                  2,648             102,663
DHB Industries, Inc. (b)                                                   5,090              77,317
Finish Line, Inc., Class A                                                10,474             212,622
G & K Services, Inc., Class A                                              4,322             192,718
Goody's Family Clothing, Inc.                                              4,700              43,757
Guess?, Inc. (b)                                                           2,100              29,820
Hartmarx Corp. (b)                                                         3,105              26,548
HOT Topic, Inc. (b)                                                       11,638             225,544
Jos. A. Bank Clothiers, Inc. (b)                                           2,840              81,508
K-Swiss, Inc., Class A                                                     7,281             220,250
Kellwood Co.                                                               7,307             211,465
Kenneth Cole Productions, Inc., Class A                                    2,970              79,269
Oxford Industries, Inc.                                                    3,228             120,017
Payless ShoeSource, Inc. (b)                                              15,864             187,354
Perry Ellis International, Inc. (b)                                        2,368              49,965
Phillips-Van Heusen Corp.                                                  5,890             160,267
Russell Corp.                                                              6,986             125,748
Shoe Carnival, Inc. (b)                                                    1,500              18,765
Skechers U.S.A., Inc. (b)                                                  4,885              71,565
Stage Stores, Inc. (b)                                                     5,074             200,575
Steven Madden Ltd. (b)                                                     3,792              72,806
Stride Rite Corp. (The)                                                    9,412             115,203
UniFirst Corp.                                                             1,898              74,003
Warnaco Group, Inc. (The) (b)                                             12,083             261,114
Wolverine World Wide, Inc.                                                10,431             327,846
                                                                                     ---------------
                                                                                           4,400,865
                                                                                     ---------------
APPLIANCES & HOUSEHOLD DURABLES (0.0%)
Applica, Inc. (b)                                                          6,626              35,780
Middleby Corp.                                                             1,435              72,282
National Presto Industries, Inc.                                           1,081              46,699
                                                                                     ---------------
                                                                                             154,761
                                                                                     ---------------
AUTO PARTS & EQUIPMENT (0.8%)
A.S.V., Inc. (b)                                                           2,371              95,077
Aftermarket Technology Corp. (b)                                           1,436              21,052
ArvinMeritor, Inc.                                                        18,504             352,317

Collins & Aikman Corp. (b)                                                 9,340              32,316
Commercial Vehicle Group, Inc. (b)                                         1,300              24,700
Dollar Thrifty Automotive Group, Inc. (b)                                  6,200             193,502
Electro Rent Corp. (b)                                                     2,500              34,950
Exide Technologies (b)                                                     4,700              60,160
Hayes Lemmerz International, Inc. (b)                                     10,800              86,616
Hayes Lemmerz International, Inc. (b) (c) (d)                                110                   0
Lithia Motors, Inc., Class A                                               4,273             116,140
LKQ Corp. (b)                                                              1,900              31,787
McGrath Rentcorp                                                           2,943             126,431
Midas, Inc. (b)                                                            4,900              98,196
Modine Manufacturing Co.                                                   5,800             182,874
Monro Muffler, Inc. (b)                                                    1,850              47,989
Noble International Ltd.                                                   2,370              56,288
Pep Boys - Manny, Moe & Jack (The)                                        14,043             241,821
Sports Resorts International, Inc. (b)                                     1,300               3,055
Standard Motor Products, Inc.                                              1,400              17,850
Strattec Security Corp. (b)                                                  400              23,100
Superior Industries International, Inc.                                    6,585             165,744
Tenneco Automotive, Inc. (b)                                              10,110             163,175
Tower Automotive, Inc. (b)                                                26,634              21,574
United Auto Group, Inc.                                                    3,757             106,210
Visteon Corp.                                                             29,265             217,146
Wabash National Corp. (b)                                                  7,340             186,289
                                                                                     ---------------
                                                                                           2,706,359
                                                                                     ---------------
BANK HOLDINGS COMPANIES (8.1%)
1st Source Corp.                                                           2,000              47,940
ABC Bancorp                                                                2,090              42,511
Alabama National Bancorp                                                   3,511             218,560
AMCORE Financial, Inc.                                                     7,095             215,830
AmericanWest Bancorp (b)                                                   4,580              87,066
Arrow Financial Corp.                                                      1,792              51,968
Associated Banc-Corp                                                         100               3,303
BancFirst Corp.                                                              500              38,370
Bancorp, Inc. (The) (b)                                                    2,645              37,691
BancorpSouth, Inc.                                                        17,784             387,690
BancTrust Financial Group, Inc.                                            1,400              29,890
Bank Mutual Corp.                                                         17,060             206,085
Bank of Granite Corp.                                                      1,887              37,646
Bank of the Ozarks, Inc.                                                   3,416             115,085
BankAtlantic Bancorp, Inc., Class A                                       11,012             211,651
BankUnited Financial Corp. (b)                                             7,199             210,067
Banner Corp.                                                               1,987              58,775
Berkshire Hills Bancorp, Inc.                                              1,100              38,885
BFC Financial Corp. (b)                                                      300               3,930
Boston Private Financial Holdings, Inc.                                    7,855             218,683
Brookline Bancorp, Inc.                                                   14,105             225,539
Bryn Mawr Bank Corp.                                                       1,400              30,142
Calamos Asset Management, Inc., Class A                                    5,400             136,404
Camden National Corp.                                                      1,000              37,250
Capital City Bank Group, Inc.                                              1,294              50,505
Capital Corp of the West                                                   1,000              45,150
Capital Crossing Bank (b)                                                  1,800              57,600
Capitol Bancorp Ltd.                                                       2,240              72,778
Cascade Bancorp                                                            4,475              87,173
Cathay Bancorp, Inc.                                                      11,393             413,907
Center Financial Corp.                                                     3,680              76,581
Central Coast Bancorp (b)                                                    982              21,928

Century Bancorp, Inc.                                                      1,392              40,535
Charter Financial, Inc.                                                      200               7,996
Chemical Financial Corp.                                                   5,441             201,865
Chittenden Corp.                                                          12,391             335,920
Citizens Banking Corp.                                                    11,475             358,708
Citizens First Bancorp, Inc.                                               1,100              27,434
City Bank                                                                  1,207              42,547
City Holding Co.                                                           4,862             160,081
Clifton Savings Bancorp, Inc.                                              1,000              11,230
Coastal Financial Corp.                                                    2,816              47,026
CoBiz, Inc.                                                                2,474              50,420
Columbia Bancorp                                                           1,200              40,920
Columbia Banking System, Inc.                                              4,509             106,187
Commercial Federal Corp.                                                  11,124             312,362
Community Bank System, Inc.                                                6,864             163,706
Community Banks, Inc.                                                      2,003              54,802
Community Trust Bancorp, Inc.                                              2,466              76,054
Corus Bankshares, Inc.                                                     3,100             155,620
CVB Financial Corp.                                                        9,750             188,960
Dime Community Bancshares                                                  9,384             154,367
East West Bancorp, Inc.                                                   13,154             512,216
Eurobancshares, Inc. (b)                                                   3,314              61,740
F.N.B. Corp.                                                              11,999             237,340
Farmers Capital Bank Corp.                                                   520              20,150
Fidelity Bankshares, Inc.                                                  4,671             125,627
Financial Institutions, Inc.                                                 800              18,552
First Bancorp                                                              1,464              37,918
First Bancorp                                                              8,765             474,098
First Busey Corp.                                                          1,850              38,850
First Charter Corp.                                                        8,468             194,341
First Citizens BancShares, Inc., Class A                                   1,334             189,428
First Commonwealth Financial Corp.                                        15,766             226,242
First Community Bancorp                                                    3,782             160,962
First Community Bankshares, Inc.                                           1,620              53,055
First Financial Bancorp.                                                   6,966             121,417
First Financial Bankshares, Inc.                                           2,572             118,209
First Financial Corp.                                                      3,294             104,255
First Indiana Corp.                                                        1,276              29,999
First Merchants Corp.                                                      3,325              86,151
First Midwest Bancorp, Inc.                                               11,927             411,481
First Niagara Financial Group, Inc.                                       32,467             443,168
First Oak Brook Bank                                                         700              20,776
First of Long Island Corp. (The)                                             400              19,600
First Place Financial Corp.                                                1,835              38,021
First Republic Bancorp, Inc.                                               3,729             188,128
First State Bancorp                                                        2,623              99,176
FirstFed Financial Corp. (b)                                               4,571             243,177
Flagstar Bancorp, Inc.                                                     9,235             194,120
Flushing Financial Corp.                                                   3,050              55,205
FNB Corp.                                                                    800              21,560
Franklin Bank Corp. (b)                                                    3,300              58,278
Frontier Financial Corp.                                                   3,214             123,562
GB&T Bancshares, Inc.                                                        725              17,393
German American Bancorp                                                      829              13,239
Glacier Bancorp, Inc.                                                      6,662             212,318
Great Southern Bancorp, Inc.                                               1,676              61,157
Greater Bay Bancorp                                                       13,597             370,789
Hancock Holding Co.                                                        5,882             190,106
Hanmi Financial Corp.                                                      4,464             158,606
Harbor Florida Bancshares, Inc.                                            5,119             174,046
Harleysville National Corp.                                                6,361             161,188

Heartland Financial USA, Inc.                                              1,350              28,445
HomeBanc Corp.                                                            10,747             100,807
Horizon Financial Corp.                                                    1,800              36,198
Iberiabank Corp.                                                           1,900             115,197
Independent Bank Corp.                                                     5,049             155,358
Independent Bank Corp.                                                     4,410             130,316
Integra Bank Corp.                                                         3,798              85,455
Interchange Financial Services Corp.                                       1,600              44,048
ITLA Capital Corp. (b)                                                     1,835             101,916
KNBT Bancorp, Inc.                                                         5,600              92,848
Lakeland Bancorp, Inc.                                                     2,532              41,854
Lakeland Financial Corp.                                                     600              24,000
Macatawa Bank Corp.                                                        1,007              33,432
MAF Bancorp, Inc.                                                          7,565             334,070
Main Street Banks, Inc.                                                    4,190             136,720
MB Financial, Inc.                                                         5,352             212,421
MBT Financial Corp.                                                        1,938              41,570
Mercantile Bank Corp.                                                      1,931              83,709
Mid-State Bancshares, Inc.                                                 5,800             163,618
Midwest Banc Holding, Inc.                                                 3,920              86,789
Nara Bancorp, Inc.                                                         5,674             113,196
NASB Financial, Inc.                                                         400              15,984
National Penn Bancshares, Inc.                                             7,400             191,438
NBC Capital Corp.                                                            604              14,520
NBT Bancorp, Inc.                                                          6,854             159,767
Northwest Bancorp, Inc.                                                    3,300              74,184
OceanFirst Financial Corp.                                                 1,134              27,216
Ocwen Financial Corp. (b)                                                  7,860              67,596
Old National Bancorp                                                      16,895             367,803
Old Second Bancorp, Inc.                                                   3,224             102,169
Omega Financial Corp.                                                      2,533              80,777
Oriental Financial Group, Inc.                                             5,604             158,041
Pacific Capital Bancorp                                                   11,681             358,372
Park National Corp.                                                        3,311             401,557
Partners Trust Financial Group, Inc.                                       9,752             106,494
Peapack-Gladstone Financial Corp.                                            837              24,265
PennFed Financial Services, Inc.                                           2,040              32,518
PennRock Financial Services Corp.                                            904              34,253
Peoples Bancorp, Inc.                                                      3,235              88,154
Peoples Holding Co.                                                        1,217              39,699
PFF Bancorp, Inc.                                                          3,137             134,703
Placer Sierra Bancshares                                                   2,500              64,448
PrivateBancorp, Inc.                                                       4,902             160,295
Prosperity Bancshares, Inc.                                                5,040             140,011
Provident Bancorp, Inc.                                                    7,075              90,206
Provident Bankshares Corp.                                                 8,823             291,777
Provident Financial Holdings, Inc.                                         1,190              34,094
Provident Financial Services, Inc.                                        17,426             314,888
R&G Finanical Corp., Class B                                               7,398             272,764
Republic Bancorp, Inc.                                                    19,185             273,770
Republic Bancorp, Inc., Class A                                            1,635              44,554
Riggs National Corp.                                                       5,259             114,857
Royal Bancshares of Pennsylvania, Inc., Class A                              612              15,802
S&T Bancorp, Inc.                                                          6,401             235,941
S.Y. Bancorp, Inc.                                                         1,400              34,020
Sandy Spring Bancorp, Inc.                                                 4,056             149,443
Santander BanCorp                                                            242               8,211
Seacoast Banking Corporation of Florida                                    2,325              47,779
Security Bank Corp.                                                        1,800              73,800
Signature Bank (b)                                                         2,368              72,058

Silicon Valley Bancshares (b)                                              9,390             409,779
Simmons First National Corp., Class A                                      2,313              62,752
Smithtown Bancorp, Inc.                                                    1,500              44,370
Southern Community Financial Corp.                                         1,200              12,390
Southside Bancshares, Inc.                                                 1,765              38,371
Southwest Bancorp, Inc.                                                    3,700              81,437
Southwest of Texas Bancorp, Inc.                                          18,092             357,678
State Bancorp, Inc.                                                          672              19,018
State Financial Services Corp.                                             1,200              35,663
Sterling Bancorp                                                           3,130              84,980
Sterling Bancshares, Inc.                                                 13,095             192,366
Sterling Financial Corp.                                                   5,212             144,633
Sterling Financial Corp. (b)                                               6,347             238,013
Suffolk Bancorp                                                            2,583              86,918
Sun Bancorp, Inc. (b)                                                      2,201              55,245
Susquehanna Bancshares, Inc.                                              12,521             309,143
Taylor Capital Group, Inc.                                                 1,800              58,734
Texas Capital Bancshares, Inc. (b)                                         6,520             154,589
Texas Regional Bancshares, Inc.                                           10,991             340,117
Tierone Corp.                                                              5,061             128,296
Tompkins Trustco, Inc.                                                     1,771              93,863
TriCo Bancshares                                                           2,324              51,198
TrustCo Bank Corp. NY                                                     20,548             256,645
Trustmark Corp.                                                           10,900             301,603
U.S.B Holding Co., Inc.                                                    1,923              45,282
UMB Financial Corp.                                                        4,265             233,893
Umpqua Holdings Corp.                                                     11,928             289,612
Union Bankshares Corp.                                                     2,530              91,333
United Bankshares, Inc.                                                   10,200             347,820
United Community Banks, Inc.                                               5,786             150,262
United Community Financial Corp.                                           5,411              56,816
Univest Corporation of Pennsylvania                                        1,100              47,025
Unizan Financial Corp.                                                     5,515             134,676
Virginia Commerce Bancorp, Inc. (b)                                        2,125              58,693
Virginia Financial Group, Inc.                                               900              28,800
Washington Trust Bancorp                                                   3,140              93,729
WesBanco, Inc.                                                             4,600             129,536
West America Bancorp, Inc.                                                 8,297             430,779
West Bancorp, Inc.                                                         5,250              95,813
West Coast Bancorp                                                         4,800             116,544
Western Sierra Bancorp (b)                                                 1,345              51,097
Westfield Financial, Inc.                                                    100               2,475
Wilshire Bancorp, Inc. (b)                                                 4,796              73,810
Wintrust Financial Corp.                                                   5,492             304,696
Yardville National Bancorp                                                 2,868              90,916
                                                                                     ---------------
                                                                                          25,650,570
                                                                                     ---------------
BEVERAGES / ALCOHOLIC (0.0%)
Boston Beer Co., Inc., Class A (b)                                         2,480              58,578
                                                                                     ---------------
BIOTECHNOLOGY (0.9%)
Abgenix, Inc. (b)                                                         19,143             168,076
Accelrys, Inc. (b)                                                         8,206              46,528
Advancis Pharmaceutical Corp. (b)                                            400               1,808
Aksys Ltd. (b)                                                             3,500              19,075
Axonyx, Inc. (b)                                                          14,500              67,570
Cambrex Corp.                                                              7,324             163,398
CancerVax Corp. (b)                                                        2,000              16,520
Ciphergen Biosystems, Inc. (b)                                             4,500              13,500
CuraGen Corp. (b)                                                          9,000              54,045
Curis, Inc. (b)                                                            5,800              24,882
Cypress Bioscience, Inc. (b)                                               7,100              96,951

Digene Corp. (b)                                                           3,301              84,539
Diversa Corp. (b)                                                          4,633              35,303
Dyax Corp. (b)                                                             6,100              34,526
Enzo Biochem, Inc. (b)                                                     5,129              92,989
Exelixis, Inc. (b)                                                        13,600             105,536
Genelabs Technologies, Inc. (b)                                           47,300              42,570
Genencor International, Inc. (b)                                             700              13,342
Genta, Inc. (b)                                                           17,510              27,316
GTx, Inc. (b)                                                                200               2,600
Human Genome Sciences, Inc. (b)                                           33,840             404,388
Idenix Pharmaceuticals, Inc. (b)                                             335               6,466
Integra LifeSciences Holdings (b)                                          4,980             187,646
Kosan Biosciences, Inc. (b)                                                7,460              52,742
Lexicon Genetics, Inc. (b)                                                12,906              86,470
Luminex Corp. (b)                                                          4,300              33,282
Maxygen, Inc. (b)                                                          4,009              44,079
Medarex, Inc. (b)                                                         19,247             183,039
Myogen, Inc. (b)                                                           4,281              28,854
Myriad Genetics, Inc. (b)                                                  7,469             184,932
Nabi Biopharmaceuticals (b)                                               15,651             202,054
Neose Technologies, Inc. (b)                                               1,820              12,103
Nuvasive, Inc. (b)                                                         2,500              31,850
Palomar Medical Technologies, Inc. (b)                                     3,560              89,000
SciClone Pharmaceuticals, Inc. (b)                                        10,900              31,937
SonoSite, Inc. (b)                                                         3,900             123,747
Third Wave Technologies (b)                                                8,457              60,721
Zymogenetics, Inc. (b)                                                     3,554              73,390
                                                                                     ---------------
                                                                                           2,947,774
                                                                                     ---------------
BROADCAST MEDIA / CABLE TELEVISION (0.8%)
4Kids Entertainment, Inc. (b)                                              2,601              47,936
Charter Communications, Inc., Class A (b)                                 68,580             110,414
Crown Media Holdings, Inc. (b)                                             3,458              32,782
Cumulus Media, Inc. (b)                                                   13,534             187,311
Emmis Communications Corp. (b)                                            13,547             238,021
Entravision Communications Corp. (b)                                       8,873              70,984
Fisher Companies, Inc. (b)                                                   900              45,045
Insight Communications Co., Inc. (b)                                      13,109             132,532
Journal Communications, Inc.                                               4,700              80,605
Liberty Corp.                                                              3,825             151,623
Lin TV Corp., Class A (b)                                                  6,900             128,409
Macrovision Corp. (b)                                                     12,552             292,838
Martha Stewart Living Omnimedia, Inc. (b)                                  3,888             127,526
Mediacom Communications Corp. (b)                                         12,641              75,593
Nexstar Broadcasting Group, Inc., Class A (b)                              3,300              28,512
Paxson Communications Corp. (b)                                           12,100              19,844
Readers Digest Association, Inc. (The)                                    25,505             411,141
Salem Communications Corp., Class A (b)                                    1,900              42,256
Sinclair Broadcast Group, Inc., Class A                                   13,435             110,570
TiVo, Inc. (b)                                                            11,539              46,271
ValueVision International, Inc., Class A (b)                               5,558              79,202
Young Broadcasting, Inc., Class A (b)                                      5,487              56,626
                                                                                     ---------------
                                                                                           2,516,041
                                                                                     ---------------
BUSINESS SERVICES (2.2%)
Aaron Rents, Inc.                                                          7,946             168,773

ABM Industries, Inc.                                                       9,078             166,127
Administaff, Inc. (b)                                                      5,274              76,948
Advisory Board Co. (The) (b)                                               4,700             167,555
ADVO, Inc.                                                                 7,392             271,878
AMN Healthcare Services, Inc. (b)                                          2,766              39,637
CACI International, Inc., Class A (b)                                      7,053             367,813
Catalina Marketing Corp.                                                  11,883             305,393
CDI Corp.                                                                  4,321              90,741
Century Business Services, Inc. (b)                                       13,043              56,867
Charles River Associates, Inc. (b)                                         3,131             136,073
Chemed Corp.                                                               3,350             239,927
Ciber, Inc. (b)                                                           12,454             104,863
Circle Group Holdings, Inc. (b)                                            1,900               2,147
Circor International, Inc.                                                 1,985              45,357
Consolidated Graphics, Inc. (b)                                            2,034              85,835
CoStar Group, Inc. (b)                                                     4,500             193,275
DiamondCluster International, Inc. (b)                                     4,000              59,820
Gartner Group, Inc. (b)                                                   14,326             161,884
Gartner Group, Inc., Class B (b)                                           1,200              13,344
Gevity HR, Inc.                                                            6,653             137,052
GSI Commerce, Inc. (b)                                                     3,303              46,143
Heidrick & Struggles International, Inc. (b)                               4,755             157,153
Hudson Highland Group, Inc. (b)                                            2,975              86,840
Hypercom Corp. (b)                                                        12,430              68,489
Infocrossing, Inc. (b)                                                     5,100              91,749
Insurance Auto Auctions, Inc. (b)                                          3,202              70,540
iPayment Holdings, Inc. (b)                                                2,500             117,400
Kelly Services, Inc., Class A                                              4,340             126,294
Korn/Ferry International (b)                                               7,834             154,565
LECG Corp. (b)                                                             3,400              60,758
Marlin Business Services, Inc. (b)                                           900              16,380
MAXIMUS, Inc. (b)                                                          3,602             108,348
Medical Staffing Network Holdings, Inc. (b)                                2,500              17,300
Metris Companies, Inc. (b)                                                 6,700              79,730
MicroStrategy, Inc. (b)                                                    3,141             228,351
Modis Professional Services, Inc. (b)                                     24,001             270,971
Navigant Consulting Co. (b)                                               11,109             265,838
NCO Group, Inc. (b)                                                        6,438             146,658
NetRatings, Inc. (b)                                                       2,346              42,815
Paxar Corp. (b)                                                            8,616             205,492
PDI, Inc. (b)                                                              2,000              39,960
Portfolio Recovery Associates, Inc. (b)                                    3,632             150,365
Prepaid Depot, Inc.                                                        2,350              87,232
Resources Connection, Inc. (b)                                             6,240             318,302
RSA Security, Inc. (b)                                                    17,738             312,366
Source Interlink Cos., Inc. (b)                                            6,784              80,628
SOURCECORP, Inc. (b)                                                       4,624              83,232
Spherion Corp. (b)                                                        17,167             133,903
SRA International, Inc., Class A (b)                                       2,600             144,378
StarTek, Inc.                                                              2,662              66,550
TeleTech Holdings, Inc. (b)                                                9,111              96,759
Watson Wyatt & Co. Holdings                                                7,005             183,811
                                                                                     ---------------
                                                                                           6,950,609
                                                                                     ---------------
CAPITAL GOODS (1.3%)
American Greetings Corp., Class A                                         16,730             403,862
C&D Technologies, Inc.                                                     6,211              94,345
Kennametal, Inc.                                                           9,565             468,112
Lawson Products, Inc.                                                      1,200              59,832
Libbey, Inc.                                                               4,404             105,608

Lindsay Manufacturing Co.                                                  2,868              65,161
Manitowoc Co., Inc.                                                        6,474             235,654
Nu Skin Enterprises, Inc.                                                 13,898             324,935
Regal-Beloit Corp.                                                         7,136             215,079
Robbins & Myers, Inc.                                                      2,123              47,683
Sola International, Inc. (b)                                               6,768             186,864
Technitrol, Inc. (b)                                                       8,426             149,477
Tecumseh Products Co.                                                      4,601             186,939
Texas Industries, Inc.                                                     5,723             363,639
Trinity Industries, Inc.                                                   8,640             261,360
Vicor Corp.                                                                3,688              51,448
Yankee Candle Co., Inc. (b)                                               12,778             418,607
York International Corp.                                                  11,042             401,045
                                                                                     ---------------
                                                                                           4,039,650
                                                                                     ---------------
CHEMICALS (2.0%)
A. Schulman, Inc.                                                          8,848             156,521
Aceto Corp.                                                                7,977              74,984
Albemarle Corp.                                                            7,622             267,608
American Vanguard Corp.                                                    1,300              46,761
Arch Chemicals, Inc.                                                       4,730             130,264
Cabot Microelectronics Corp. (b)                                           6,072             184,771
Crompton Corp.                                                            30,517             355,523
Cytec Industries, Inc.                                                    10,478             534,378
Ferro Corp.                                                               10,142             201,116
FMC Corp. (b)                                                              8,414             397,057
Georgia Gulf Corp.                                                         7,481             382,578
Great Lakes Chemical Corp.                                                13,663             361,386
H.B. Fuller Co.                                                            7,265             193,758
Hercules, Inc. (b)                                                        29,098             422,212
MacDermid, Inc.                                                            5,655             181,752
Minerals Technologies, Inc.                                                5,035             314,587
Mosaic Co. (The) (b)                                                      27,030             445,995
NewMarket Corp. (b)                                                        2,300              45,816
NL Industries, Inc.                                                        1,928              40,970
Octel Corp.                                                                3,572              73,119
Olin Corp.                                                                18,163             404,490
OM Group, Inc. (b)                                                         6,900             223,698
PolyOne Corp. (b)                                                         22,288             192,791
Schawk, Inc., Class A                                                        800              15,328
Spartech Corp.                                                             5,028             116,750
Symyx Technologies, Inc. (b)                                               6,859             177,991
Terra Industries, Inc. (b)                                                11,500              92,575
Valhi, Inc.                                                                3,842              58,898
W.R. Grace & Co. (b)                                                      16,500             186,945
Wellman, Inc.                                                              8,858              93,009
Westlake Chemical Corp.                                                    1,850              58,090
                                                                                     ---------------
                                                                                           6,431,721
                                                                                     ---------------
CIRCUIT BOARDS (0.2%)
DDi Corp. (b)                                                              3,900               9,399
Merix Corp. (b)                                                            5,100              47,022
Micrel, Inc. (b)                                                          17,758             153,429
Park Electrochemical Corp.                                                 5,063              98,982
RF Micro Devices, Inc. (b)                                                46,196             252,692
                                                                                     ---------------
                                                                                             561,524
                                                                                     ---------------
COAL (0.0%)
KFX, Inc. (b)                                                              9,370             130,337
                                                                                     ---------------
COMMUNICATIONS EQUIPMENT (0.3%)
Anixter International, Inc.                                                7,705             257,578
Audiovox Corp. (b)                                                         4,188              68,683
Enterasys Networks, Inc. (b)                                              51,077              72,019
Gray Television, Inc.                                                      9,133             132,063

Harmonic, Inc. (b)                                                        17,384             198,178
Inter-Tel, Inc.                                                            5,851             154,993
LodgeNet Entertainment Corp. (b)                                           1,989              35,901
Standard Microsystems Corp. (b)                                            5,361              84,972
Stratex Networks, Inc. (b)                                                23,060              52,577
Terayon Communications Systems, Inc. (b)                                  16,224              51,917
                                                                                     ---------------
                                                                                           1,108,881
                                                                                     ---------------
COMPUTER EQUIPMENT (0.4%)
Analogic Corp.                                                             3,349             137,342
Gateway, Inc. (b)                                                         51,461             243,411
Hutchinson Technology, Inc. (b)                                            7,091             250,313
InFocus Corp. (b)                                                         11,402              83,805
Iomega Corp. (b)                                                          12,605              66,050
Komag, Inc. (b)                                                            6,711             130,395
McData Corp. (b)                                                          26,380             110,796
Network Equipment Technologies, Inc. (b)                                   8,071              63,357
Overland Storage, Inc. (b)                                                 4,184              61,588
Paradyne Network, Inc. (b)                                                 5,600              14,168
                                                                                     ---------------
                                                                                           1,161,225
                                                                                     ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN (0.8%)
Adaptec, Inc. (b)                                                         29,830             178,980
Brady Corp., Class A                                                       7,944             225,530
Digital River, Inc. (b)                                                    7,398             289,336
Eclipsys Corp. (b)                                                         8,437             158,616
eSPEED, Inc., Class A (b)                                                  7,411              79,816
F5 Networks, Inc. (b)                                                      8,341             399,867
FileNET Corp. (b)                                                         10,117             226,115
Keynote Systems, Inc. (b)                                                  2,483              30,963
MTS Systems Corp.                                                          5,356             190,834
Netscout Systems, Inc. (b)                                                 3,300              20,856
RadiSys Corp. (b)                                                          5,720              99,814
SafeNet, Inc. (b)                                                          5,850             198,549
Sapient Corp. (b)                                                         19,162             150,997
Tekelec (b)                                                               13,135             239,714
WebEx Communications, Inc. (b)                                             7,329             147,313
                                                                                     ---------------
                                                                                           2,637,300
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (3.7%)
ActivCard Corp. (b)                                                       12,168              97,344
Actuate Corp. (b)                                                          7,100              17,963
Advanced Digital Information Corp. (b)                                    15,640             163,594
Advent Software, Inc. (b)                                                  5,793             111,515
Agile Software Corp. (b)                                                  12,696              92,808
Agilysys, Inc.                                                             8,385             141,371
Altiris, Inc. (b)                                                          5,699             185,274
Answerthink, Inc. (b)                                                     12,929              60,120
Ansys, Inc. (b)                                                            8,436             272,483
Anteon International Corp. (b)                                             5,978             205,165
Ascential Software Corp. (b)                                              15,880             227,243
Aspen Technologies, Inc. (b)                                              11,839              60,379
Authentidate Holding Corp. (b)                                             4,700              23,594
Blabkbaud, Inc. (b)                                                          469               6,271
Borland Software Corp. (b)                                                19,646             168,563
Captaris, Inc. (b)                                                        11,600              56,956
Catapult Communications Corp. (b)                                          2,228              49,684
CCC Information Services Group, Inc. (b)                                   2,090              48,467
Chordiant Software, Inc. (b)                                              15,200              30,704
Computer Programs & Systems, Inc.                                          1,300              27,508

Concord Communications, Inc. (b)                                           5,002              51,621
Corillian Corp. (b)                                                        6,800              28,900
Covansys Corp. (b)                                                         3,302              47,219
Cray, Inc. (b)                                                            20,851              80,276
Cybersource Corp. (b)                                                      6,700              41,607
Dendrite International, Inc. (b)                                           9,805             177,372
Digital Insight Corp. (b)                                                  8,531             141,785
Digitas, Inc. (b)                                                         18,436             192,472
E.piphany, Inc. (b)                                                       18,454              79,168
Echelon Corp. (b)                                                          6,787              48,459
Electronics For Imaging, Inc. (b)                                         14,023             238,391
Epicor Software Corp. (b)                                                 11,289             152,289
EPIQ Systems, Inc. (b)                                                     3,117              45,539
Eresearch Technology, Inc. (b)                                            11,989             147,225
Extreme Networks, Inc. (b)                                                26,162             167,437
FactSet Research Systems, Inc.                                             4,700             250,980
FalconStor Software, Inc. (b)                                              8,199              66,904
Hyperion Solutions Corp. (b)                                              10,118             486,068
iGATE Corp. (b)                                                            2,200              10,032
Informatica Corp. (b)                                                     22,053             170,690
Intervideo, Inc. (b)                                                       2,300              29,486
JDA Software Group, Inc. (b)                                               7,829              94,105
Keane, Inc. (b)                                                           11,932             155,951
Kintera, Inc. (b)                                                          2,100              15,225
LaserCard Corp. (b)                                                        3,327              27,980
Lawson Software, Inc. (b)                                                 16,240             106,372
Lexar Media, Inc. (b)                                                     18,916              72,637
Magma Design Automation, Inc. (b)                                          7,398              99,873
ManTech International Corp., Class A (b)                                   4,896             105,509
Manugistics Group, Inc. (b)                                               13,400              28,676
MAPICS, Inc. (b)                                                           5,800              72,500
MapInfo Corp. (b)                                                          4,900              63,014
Maxwell Technologies, Inc. (b)                                             1,400              14,210
Mentor Graphics Corp. (b)                                                 16,300             227,059
Mercury Computer Systems, Inc. (b)                                         5,953             184,364
Micromuse, Inc. (b)                                                       19,000              97,660
MRO Software, Inc. (b)                                                     3,900              49,959
MSC.Software Corp. (b)                                                     4,071              41,972
NETGEAR, Inc. (b)                                                          6,280              94,451
NetiQ Corp. (b)                                                           13,357             157,078
Open Solutions, Inc. (b)                                                   3,700              80,734
Opnet Technologies, Inc. (b)                                               2,400              19,584
Packeteer, Inc. (b)                                                        7,929             115,605
PalmOne, Inc. (b)                                                         10,765             278,544
PalmSource, Inc. (b)                                                       4,461              46,127
Parametric Technology Corp. (b)                                           70,228             400,300
PDF Solutions, Inc. (b)                                                    2,500              36,325
PEC Solutions, Inc. (b)                                                    4,322              52,901
Pinnacle Systems, Inc. (b)                                                17,795              76,163
PlxTech, Inc. (b)                                                          5,000              46,000
Portal Software, Inc. (b)                                                 11,260              31,753
QAD, Inc.                                                                  2,300              18,998
Quantum Corp. (b)                                                         36,902             109,599
Quest Software, Inc. (b)                                                  12,747             181,007
RealNetworks, Inc. (b)                                                    23,638             143,483
Renaissance Learning, Inc.                                                   965              15,836
Retek, Inc. (b)                                                           16,300             102,364
Safeguard Scientifics, Inc. (b)                                           26,923              46,308
SBS Technologies, Inc. (b)                                                 4,456              58,062
Scansoft, Inc. (b)                                                        19,642              82,693
SeaChange International, Inc. (b)                                          6,175             101,394

SeeBeyond Technology Corp. (b)                                            10,100              34,946
Serena Software, Inc. (b)                                                  6,263             134,655
SI International, Inc. (b)                                                 1,828              46,797
Silicon Graphics, Inc. (b)                                                63,467              83,776
SimpleTech, Inc. (b)                                                       7,000              27,860
SonicWall, Inc. (b)                                                       14,226              91,900
SPSS, Inc. (b)                                                             2,073              33,064
SS&C Technologies, Inc.                                                    4,010              87,699
Stratasys, Inc. (b)                                                        2,400              81,960
Sykes Enterprises, Inc. (b)                                                5,707              40,862
Synaptics, Inc. (b)                                                        5,857             217,119
SYNNEX Corp. (b)                                                             500              11,250
Syntel, Inc.                                                                 540               9,077
Sypris Solutions, Inc.                                                     1,300              15,041
Take-Two Interactive Software, Inc. (b)                                   10,384             366,036
TALX Corp.                                                                 3,300             115,797
THQ, Inc. (b)                                                             10,261             228,307
Tier Technologies, Inc., Class B (b)                                       4,362              36,248
Tradestation Group, Inc. (b)                                               3,600              21,960
TransAct Technologies, Inc. (b)                                            2,635              50,170
Transaction Systems Architects, Inc. (b)                                  10,006             212,527
Trident Microsystems, Inc. (b)                                             5,609             100,962
Tumbleweed Communications Corp. (b)                                       16,100              40,894
Tyler Technologies, Inc. (b)                                               7,400              56,610
Ulticom, Inc. (b)                                                          3,440              47,472
Ultimate Software Group, Inc. (The) (b)                                    4,000              50,800
Verint Systems, Inc. (b)                                                   2,200              83,886
Verity, Inc. (b)                                                           7,198              86,880
Verso Technologies, Inc. (b)                                              49,677              24,342
Viisage Technology, Inc. (b)                                               6,100              43,493
webMethods, Inc. (b)                                                      12,180              70,035
Wind River Systems, Inc. (b)                                              17,211             215,998
Witness Systems, Inc. (b)                                                  5,200              92,612
Xybernaut Corp. (b)                                                       27,500              29,150
Zoran Corp. (b)                                                           11,649             118,703
                                                                                     ---------------
                                                                                          11,462,189
                                                                                     ---------------
CONSTRUCTION & BUILDING MATERIALS (1.2%)
AMCOL International Corp.                                                  4,150              90,097
Brookfield Homes Corp.                                                     3,600             128,520
Ceradyne, Inc. (b)                                                         6,381             215,231
Comfort Systems USA, Inc. (b)                                              5,600              38,136
Dot Hill Systems Corp. (b)                                                10,600              66,780
Drew Industries, Inc. (b)                                                  2,369              88,553
ElkCorp                                                                    5,844             236,565
Genlyte Group, Inc. (The) (b)                                              3,334             266,753
Granite Construction, Inc.                                                 7,005             174,425
Infrasource Services, Inc. (b)                                               400               4,840
Integrated Electrical Services, Inc. (b)                                   5,539              22,045
JLG Industries, Inc.                                                      11,195             197,144
Kronos Worldwide, Inc.                                                     1,141              53,627
Layne Christensen Co. (b)                                                  3,320              61,420
LSI Industries, Inc.                                                       3,575              40,827
Meritage Corp. (b)                                                         4,568             295,321
NCI Building Systems, Inc. (b)                                             4,824             183,071
Omnova Solutions, Inc. (b)                                                 6,400              31,808
Orleans Homebuilders, Inc. (b)                                               500               9,675
Shaw Group Inc. (The) (b)                                                 13,771             231,491

Simpson Manufacturing Co., Inc.                                            8,168             293,231
Technical Olympic USA, Inc.                                                1,500              40,755
Trex Co., Inc. (b)                                                         2,500             122,625
U.S. Concrete, Inc. (b)                                                    1,900              15,105
Universal Display Corp. (b)                                                4,100              30,914
USF Corp.                                                                  6,743             222,249
Walter Industries, Inc.                                                    7,217             252,739
Washington Group International, Inc. (b)                                   7,040             277,235
                                                                                     ---------------
                                                                                           3,691,182
                                                                                     ---------------
CONSUMER DURABLES (0.9%)
1-800 CONTACTS, Inc. (b)                                                     600              13,914
Blyth, Inc.                                                                7,000             219,870
Central Garden & Pet Co. (b)                                               4,800             196,704
Chattem, Inc. (b)                                                          4,886             176,238
Coca-Cola Bottling Co.                                                       800              42,848
Crown Holdings, Inc. (b)                                                  39,798             536,875
Elizabeth Arden, Inc. (b)                                                  5,207             123,250
Greif Bros Corp., Class A                                                  3,000             173,820
Lifetime Hoan Corp.                                                        3,038              45,752
Nature's Sunshine Products, Inc.                                           3,630              72,782
Playtex Products, Inc. (b)                                                 4,700              38,211
Rayovac Corp. (b)                                                          7,797             292,933
Revlon Co., Inc. (b)                                                      27,904              66,970
Russ Berrie & Co., Inc.                                                    2,557              59,987
Silgan Holdings, Inc.                                                      2,468             147,463
Toro Co.                                                                   5,557             462,620
Tupperware Corp.                                                          12,853             258,474
Ultralife Batteries, Inc. (b)                                              4,696              85,608
Water Pik Technologies, Inc. (b)                                             900              17,100
                                                                                     ---------------
                                                                                           3,031,419
                                                                                     ---------------
DATA PROCESSING & REPRODUCTION (0.2%)
Carreker-Antinori, Inc. (b)                                                2,900              21,721
CSG Systems International, Inc. (b)                                       12,487             226,264
eFunds Corp. (b)                                                          11,693             260,754
Embarcadero Technologies, Inc. (b)                                         5,260              41,238
HomeStore, Inc. (b)                                                       27,439              64,756
infoUSA, Inc. (b)                                                          5,700              59,451
Intrado, Inc. (b)                                                          5,358              72,012
Pegasystems, Inc. (b)                                                        800               5,416
                                                                                     ---------------
                                                                                             751,612
                                                                                     ---------------
DISTRIBUTION (0.8%)
Actuant Corp. (b)                                                          5,800             303,050
Advanced Marketing Services, Inc.                                          2,953              27,315
Aviall, Inc. (b)                                                           4,954             142,725
Brightpoint, Inc. (b)                                                      4,200              75,222
Central European Distribution Corp. (b)                                    3,830             125,816
Handleman Co.                                                              5,432             105,652
Keystone Automotive Industries, Inc. (b)                                   4,855             106,810
Navarre Corp. (b)                                                          6,000              74,250
Owens & Minor, Inc.                                                        9,492             270,997
Provide Commerce (b)                                                         300              10,349
ScanSource, Inc. (b)                                                       3,460             222,374
SCP Pool Corp.                                                            14,055             417,714
United Stationers, Inc. (b)                                                8,871             385,089
Watsco, Inc.                                                               4,573             158,272
                                                                                     ---------------
                                                                                           2,425,635
                                                                                     ---------------

DRUGS (1.0%)
ABIOMED, Inc. (b)                                                          4,311              51,215
Adolor Corp. (b)                                                          11,062              97,677
Alkermes, Inc. (b)                                                        20,417             258,683
Alpharma, Inc.                                                             9,148             137,677
ARIAD, Inc. (b)                                                           12,714              95,482
AVANT Immunotherapeutics, Inc. (b)                                        14,800              26,788
Bentley Pharmaceuticals, Inc. (b)                                          2,149              21,834
Bio-Rad Laboratories, Inc., Class A (b)                                    3,800             223,402
BioCryst Pharmaceuticals, Inc. (b)                                         4,600              28,060
Caraco Pharmaceutical Laboratories Ltd. (b)                                  700               5,810
Cell Therapeutics, Inc. (b)                                               14,842             142,483
Connetics Corp. (b)                                                        8,234             201,074
Corgentech, Inc. (b)                                                         400               2,468
CV Therapeutics, Inc. (b)                                                  7,714             158,986
Decode Genetics, Inc. (b)                                                 13,674              98,590
DUSA Pharmaceuticals, Inc. (b)                                             1,800              24,660
Guilford Pharmaceuticals, Inc. (b)                                        10,609              51,507
Immunomedics, Inc. (b)                                                    10,610              37,559
Incyte Genomics, Inc. (b)                                                 16,829             150,788
InterMune, Inc. (b)                                                        6,983              79,676
K-V Pharmaceutical Co., Class A (b)                                        7,823             160,763
Ligand Pharmaceuticals, Inc. (b)                                          17,255             179,625
Marshall Edwards, Inc. (b)                                                   200               1,416
Nanogen, Inc. (b)                                                          8,600              44,290
NPS Pharmaceuticals, Inc. (b)                                              9,787             161,486
Par Pharmaceutical Cos, Inc. (b)                                           7,995             303,010
Priority Healthcare Corp., Class B (b)                                     8,053             185,702
Quidel Corp. (b)                                                          10,302              46,977
Rigel Pharmaceuticals, Inc. (b)                                            3,194              61,293
Seattle Genetics, Inc. (b)                                                 7,608              45,039
SFBC International, Inc. (b)                                               2,400              94,104
Tanox, Inc. (b)                                                            6,955              82,556
Zila, Inc. (b)                                                            11,300              44,296
                                                                                     ---------------
                                                                                           3,304,976
                                                                                     ---------------
EDUCATIONAL SERVICES (0.3%)
Ambassadors Groups, Inc.                                                   3,400             115,600
Blackboard, Inc. (b)                                                       1,100              19,679
Bright Horizons Family Solutions, Inc. (b)                                 3,528             206,741
Leapfrog Enterprises, Inc. (b)                                             8,200             108,650
Learning Tree International, Inc. (b)                                      3,941              54,662
PLATO Learning, Inc. (b)                                                   5,700              41,667
Princeton Review, Inc. (b)                                                 5,649              32,256
Strayer Education, Inc.                                                    3,874             415,873
Universal Technical Institute, Inc. (b)                                    2,668              97,649
                                                                                     ---------------
                                                                                           1,092,777
                                                                                     ---------------
ELECTRICAL EQUIPMENT (0.7%)
ADE Corp. (b)                                                              3,200              57,632
Artesyn Technologies, Inc. (b)                                             9,919             100,975
Avista Corp.                                                              11,816             208,789
Bel Fuse, Inc., Class B                                                    2,235              74,180
California Micro Devices Corp. (b)                                         6,100              38,674
Capstone Turbine Corp. (b)                                                11,600              20,068
Cherokee International Corp. (b)                                           2,300              19,320
Cleco Corp.                                                               11,632             229,499
DSP Group, Inc. (b)                                                        8,268             205,129
El Paso Electric Co. (b)                                                  13,431             261,100
EMCOR Group, Inc. (b)                                                      3,600             154,656
Encore Wire Corp. (b)                                                      4,931              61,638

Energy Conversion Devices, Inc. (b)                                        5,680              97,866
II-VI Corp.                                                                3,242             120,116
Intergrated Silicon Solution, Inc. (b)                                    10,247              66,810
Measurement Specialties, Inc. (b)                                          1,701              43,699
Plug Power, Inc. (b)                                                      14,289              77,732
Power-One, Inc. (b)                                                       13,500             100,305
RAE Systems, Inc. (b)                                                      6,039              40,944
SpatiaLight, Inc. (b)                                                      8,000              37,600
Stoneridge, Inc. (b)                                                       2,019              29,982
Tripath Imaging, Inc. (b)                                                  7,957              68,828
Triumph Group, Inc. (b)                                                    4,690             166,261
X-Rite, Inc.                                                               4,341              66,113
                                                                                     ---------------
                                                                                           2,347,916
                                                                                     ---------------
ELECTRONICS (1.1%)
Aeroflex, Inc. (b)                                                        16,014             154,055
Ansoft Corp. (b)                                                             400               8,184
BEI Technologies, Inc.                                                     2,768              78,030
Belden CDT, Inc.                                                          12,252             248,838
Coherent, Inc. (b)                                                         7,314             219,420
Cyberoptics Corp. (b)                                                      1,900              25,669
Daktronics, Inc. (b)                                                       3,101              77,277
EDO Corp.                                                                  3,879             123,934
Electro Scientific Industries, Inc. (b)                                    7,954             140,547
Engineered Support Systems, Inc.                                           5,465             317,025
FARO Technologies, Inc. (b)                                                2,500              72,100
Graftech International Ltd. (b)                                           23,616             192,234
Itron, Inc. (b)                                                            6,044             139,314
Keithley Instruments, Inc.                                                 2,379              40,586
LeCroy Corp. (b)                                                           2,475              57,841
MagneTek, Inc. (b)                                                         6,200              37,634
Methode Electronics, Inc.                                                  8,600             107,758
Mobility Electronics, Inc. (b)                                             3,600              28,152
Multi-Fineline Electronix, Inc. (b)                                        2,400              39,120
Planar Systems, Inc. (b)                                                   5,171              46,901
Rogers Corp. (b)                                                           4,023             171,058
Thomas & Betts Corp. (b)                                                  13,451             392,904
Trimble Navigation Ltd. (b)                                               13,025             463,168
Tripath Technology, Inc. (b)                                               4,000               5,000
TTM Technologies, Inc. (b)                                                 9,271              87,147
Watts Industries, Inc., Class A                                            5,830             186,852
Woodhead Industries, Inc.                                                  2,300              34,132
Zygo Corp. (b)                                                             3,200              34,944
                                                                                     ---------------
                                                                                           3,529,824
                                                                                     ---------------
ENTERTAINMENT (0.6%)
Carmike Cinemas, Inc.                                                      2,435              86,272
Dover Downs Entertainment, Inc.                                            1,906              26,112
Dover Motorsports, Inc.                                                    3,112              18,734
Gaylord Entertainment Co. (b)                                              7,376             289,508
Magna Entertainment Corp., Class A (b)                                    12,161              67,494
Midway Games, Inc. (b)                                                    11,137             108,363
Multimedia Games, Inc. (b)                                                 5,978              52,666
Penn National Gaming, Inc. (b)                                             8,512             558,303
Pinnacle Entertainment, Inc. (b)                                           8,766             158,226
Reading International, Inc. (b)                                              900               7,128
Shuffle Master, Inc. (b)                                                   9,461             275,490
Six Flags, Inc. (b)                                                       19,000              81,320
Steinway Musical Instruments, Inc. (b)                                     1,400              39,396
World Wrestling Federation Entertainment, Inc.                             2,999              37,787
                                                                                     ---------------
                                                                                           1,806,799
                                                                                     ---------------

FIBER OPTICS (0.1%)
Avanex Corp. (b)                                                          18,222              42,275
C-Cor.net Corp. (b)                                                       10,400              82,888
MRV Communications, Inc. (b)                                              29,395             106,410
Newport Corp. (b)                                                          9,045             117,585
Sycamore Networks, Inc. (b)                                               36,618             126,698
                                                                                     ---------------
                                                                                             475,856
                                                                                     ---------------
FINANCIAL (2.4%)
Accredited Home Lenders Holding Co. (b)                                    4,502             218,707
ACE Cash Express, Inc. (b)                                                 2,900              76,560
Advanta Corp., Class B                                                     5,660             128,822
Affiliated Managers Group, Inc. (b)                                        5,923             375,577
Anchor BanCorp Wisconsin, Inc.                                             4,817             130,059
Anworth Mtg Asset Corp.                                                   10,800             107,568
Apollo Investment Corp.                                                   14,360             243,976
Archipelago Holdings, Inc. (b)                                             1,700              32,249
Asset Acceptance Capital Corp. (b)                                           500              10,240
ASTA Funding, Inc.                                                           900              23,004
Beverly Hills Bancorp, Inc.                                                1,100              11,385
BISYS Group, Inc. (The) (b)                                               28,079             431,573
BKF Capital Group                                                            800              30,224
Capital Southwest Corp.                                                      300              23,640
Central Pacific Financial Corp.                                            8,275             303,693
Charter Municipal Mortgage Acceptance Co.                                 13,321             312,777
Cohen & Steers Inc.                                                        1,050              16,496
Collegiate Funding Services (b)                                            1,300              19,448
Commercial Capital Bancorp, Inc.                                          10,144             201,764
CompuCredit Corp. (b)                                                      3,331              95,466
Credit Acceptance Corp. (b)                                                1,600              39,136
Downey Financial Corp.                                                     4,381             279,508
Education Lending Group, Inc. (b)                                          4,200              80,430
Encore Capital Group, Inc. (b)                                             2,002              40,220
Euronet Worldwide, Inc. (b)                                                6,138             147,619
Federal Agricultural Mortgage Corp.                                        1,000              21,610
Financial Federal Corp.                                                    4,702             162,219
First Cash Financial Services, Inc. (b)                                    3,800              98,496
First Financial Holdings, Inc.                                             3,000              87,720
Gabelli Asset Management, Inc.                                             1,468              70,244
GATX Corp.                                                                13,278             395,419
Gladstone Capital Corp.                                                    3,400              81,736
Gold Banc Corp., Inc.                                                     11,846             171,175
Greenhill & Co., Inc.                                                      1,900              56,354
Harris & Harris Group, Inc. (b)                                            3,600              45,972
Interactive Data Corp. (b)                                                 7,635             162,778
Intersections, Inc. (b)                                                    2,900              43,848
Investment Technology Group, Inc. (b)                                     10,597             210,986
Irwin Financial Corp.                                                      3,985              97,593
Jackson Hewitt Tax Service, Inc.                                          10,370             231,044
Knight Trading Group, Inc. (b)                                            30,720             304,435
Labranche & Co., Inc. (b)                                                 10,406             103,852
MainSource Financial Group, Inc.                                             981              21,742
MCG Capital Corp.                                                          9,888             173,040
National Financial Partners Corp.                                          9,101             355,576
Nelnet, Inc., Class A (b)                                                    700              21,140
Novastar Financial, Inc.                                                   6,587             303,463
Piper Jaffray Companies, Inc. (b)                                          4,334             171,540
PRG-Schultz International, Inc. (b)                                        9,925              55,084
Resource America, Inc., Class A                                            3,005              93,155

Rewards Network, Inc. (b)                                                  3,410              16,709
Royal Gold, Inc.                                                           5,500              89,045
Sanders Morris Harris Group Inc.                                           3,353              58,342
SCBT Financial Corp.                                                         997              30,229
Stifel Financial Corp. (b)                                                   533              10,948
SWS Group, Inc.                                                            3,650              74,168
TNS, Inc. (b)                                                              2,200              48,972
United Panam Financial Corp. (b)                                           1,000              19,000
World Acceptance Corp. (b)                                                 4,934             147,181
WSFS Financial Corp.                                                       2,009             114,855
                                                                                     ---------------
                                                                                           7,529,811
                                                                                     ---------------
FOOD & RELATED (1.3%)
American Italian Pasta Co.                                                 3,860             104,606
Anchor Glass Container Corp.                                               4,300              25,585
Aurora Foods, Inc. (b) (c) (d)                                               100                   0
Cal-Maine Foods, Inc.                                                      5,007              58,782
Chiquita Brands International, Inc.                                        8,555             196,337
Corn Products International, Inc.                                         18,866             553,907
Darling International, Inc. (b)                                           12,400              53,940
Farmer Brothers Co.                                                        1,100              28,424
Flowers Foods, Inc.                                                        8,279             252,592
Great Atlantic & Pacific Tea Co., Inc. (b)                                 6,752              61,173
Hain Celestial Group, Inc. (b)                                             7,593             152,771
Hansen Natural Corp. (b)                                                   1,780              72,802
J & J Snack Foods Corp.                                                    1,492              71,989
Jarden Corp. (b)                                                           7,177             330,142
John B. Sanfilippo & Son, Inc. (b)                                         2,104              54,325
Krispy Kreme Doughnuts, Inc. (b)                                          15,063             132,253
Lance, Inc.                                                                7,816             135,451
MGP Ingredients, Inc.                                                      3,640              27,664
National Beverage Corp.                                                    1,610              14,055
NuCo2, Inc. (b)                                                            2,800              61,376
Nutraceutical International Corp. (b)                                      2,539              38,034
Peet's Coffee & Tea, Inc. (b)                                              2,282              57,872
Performance Food Group Co. (b)                                            12,496             340,016
Ralcorp Holding, Inc.                                                      7,823             344,212
Red Robin Gourmet Burgers (b)                                              3,324             157,059
Ryan's Restaurant Group, Inc. (b)                                         10,229             140,546
Sanderson Farms, Inc.                                                      3,059             133,709
Seaboard Corp.                                                               100             104,995
Sensient Technologies Corp.                                               11,354             258,304
Tejon Ranch Co. (b)                                                          983              42,525
Winn-Dixie Stores, Inc.                                                   18,800              67,868
                                                                                     ---------------
                                                                                           4,073,314
                                                                                     ---------------
FURNITURE (0.4%)
American Woodmark Corp.                                                    2,200              91,256
Bassett Furniture Industries, Inc.                                         2,247              42,356
Bombay Co., Inc. (b)                                                       8,600              50,568
Ethan Allen Interiors, Inc.                                                9,000             317,159
Furniture Brands International, Inc.                                      12,000             284,400
Hooker Furniture Corp.                                                     2,075              48,410
Kimball International, Inc., Class B                                       5,248              76,044
La-Z-Boy, Inc.                                                            14,100             196,554
Select Comfort Corp. (b)                                                   7,986             156,286
Stanley Furniture Co., Inc.                                                1,892              87,959
Tempur-Pedic International, Inc. (b)                                       2,769              59,229
                                                                                     ---------------
                                                                                           1,410,221
                                                                                     ---------------
GAMBLING - NON-HOTEL CASINOS (0.3%)
Argosy Gaming Co. (b)                                                      5,747             265,454
Churchill Downs, Inc.                                                      1,000              40,050

Empire Resorts, Inc. (b)                                                   2,500              25,925
Isle of Capris Casinos, Inc. (b)                                           4,451             113,144
Scientific Games Corp. (b)                                                20,085             516,587
                                                                                     ---------------
                                                                                             961,160
                                                                                     ---------------
GAS - DISTRIBUTION (1.3%)
Atmos Energy Corp.                                                        19,072             528,295
Cascade Natural Gas Corp.                                                  3,239              66,205
Energen Co.                                                                9,271             543,652
New Jersey Resources Corp.                                                 6,743             295,681
Nicor, Inc.                                                               11,562             426,869
Northwest Natural Gas Co.                                                  6,676             226,650
Peoples Energy Corp.                                                       9,875             422,946
Piedmont Natural Gas Co., Inc.                                            19,845             460,999
South Jersey Industries, Inc.                                              3,202             170,667
Southwest Gas Corp.                                                        7,506             190,427
Southwestern Energy Co. (b)                                                9,484             486,529
WGL Holdings, Inc.                                                        11,715             355,667
                                                                                     ---------------
                                                                                           4,174,587
                                                                                     ---------------
HEALTHCARE (2.5%)
Amedisys, Inc. (b)                                                         3,781             113,808
America Service Group, Inc. (b)                                            2,974              81,577
American Healthways, Inc. (b)                                              7,736             241,208
American Medical Systems Holdings, Inc. (b)                                6,918             271,670
AMERIGROUP Corp. (b)                                                      11,314             465,119
AmSurg Corp. (b)                                                           8,593             226,941
Apria Healthcare Group, Inc. (b)                                          12,900             423,120
Beverly Enterprises, Inc. (b)                                             25,984             317,784
Centene Corp. (b)                                                         11,134             373,546
CorVel Corp. (b)                                                           3,100              69,750
Cross Country Healthcare, Inc. (b)                                         5,600              92,736
DJ Orthopedics, Inc. (b)                                                   3,402              82,158
Dynacq Healthcare, Inc. (b)                                                    2                  10
Genesis HealthCare Corp. (b)                                               4,089             141,807
Gentiva Health Services, Inc. (b)                                          7,609             120,983
HealthExtras, Inc. (b)                                                     4,193              64,698
Hooper Holmes, Inc.                                                        9,849              49,737
Immucor, Inc. (b)                                                         11,994             367,136
Invacare Corp.                                                             6,549             304,790
Kindred Healthcare, Inc. (b)                                               7,611             208,465
LCA-Vision, Inc.                                                           3,970             105,801
LifePoint Hospitals, Inc. (b)                                              9,421             356,114
Magellan Health Services, Inc. (b)                                         7,415             275,393
Matria Healthcare, Inc. (b)                                                3,101             142,243
Medcath Corp. (b)                                                          1,800              42,012
Molina Healthcare, Inc. (b)                                                1,734              86,232
OCA, Inc. (b)                                                             11,300              62,602
Odyssey Healthcare, Inc. (b)                                              10,723             124,708
Option Care, Inc.                                                          4,943              85,464
Pediatrix Medical Group, Inc. (b)                                          6,000             400,740
Per-Se Technologies, Inc. (b)                                              6,613              96,550
PolyMedica Corp.                                                           6,419             240,263
Province Healthcare Co. (b)                                               12,154             275,167
Proxymed, Inc. (b)                                                           400               3,988
Psychiatric Solutions, Inc. (b)                                            3,082             109,103
Quality Systems, Inc. (b)                                                  1,256              85,019
RehabCare Group, Inc. (b)                                                  4,000             108,080
Res-Care, Inc. (b)                                                         2,300              36,593
Select Medical Corp.                                                      22,976             407,364
Sierra Health Services, Inc. (b)                                           5,662             311,014
Sunrise Assisted Living, Inc. (b)                                          3,949             180,983

Symbion, Inc. (b)                                                            800              16,056
United Surgical Partners International, Inc. (b)                           7,652             301,412
USNA Health Sciences, Inc. (b)                                             3,080             112,050
Vistacare, Inc. (b)                                                        2,493              38,268
                                                                                     ---------------
                                                                                           8,020,262
                                                                                     ---------------
HOTELS & CASINOS (0.3%)
Ameristar Casinos, Inc.                                                    3,246             141,948
Aztar Corp. (b)                                                            9,647             310,923
Boyd Gaming Corp.                                                         10,286             409,382
Lakes Entertainment, Inc. (b)                                              4,600              65,550
MTR Gaming Group, Inc. (b)                                                 5,700              67,944
                                                                                     ---------------
                                                                                             995,747
                                                                                     ---------------
HOTELS & MOTELS (0.1%)
Marcus Corp.                                                               4,134             103,019
Sunterra Corp. (b)                                                         6,150              84,932
                                                                                     ---------------
                                                                                             187,951
                                                                                     ---------------
HUMAN RESOURCES (0.0%)
Kforce, Inc. (b)                                                           7,880              87,232
                                                                                     ---------------
INSURANCE (1.4%)
21st Century Insurance Group                                               5,400              73,818
Affirmative Insurance Holdings, Inc.                                       3,800              61,104
Alfa Corp.                                                                 6,124              88,890
American Equity Investment Life Holding Co.                                2,300              24,173
American Physicians Capital, Inc. (b)                                      2,650              94,923
Argonaut Group, Inc. (b)                                                   5,700             122,094
Baldwin & Lyons, Inc., Class B                                             1,481              39,217
Bristol West Holdings, Inc.                                                1,900              37,145
Ceres Group, Inc. (b)                                                      5,900              30,975
Citizens, Inc. (b)                                                         4,108              24,073
CNA Surety Corp. (b)                                                       1,400              18,340
Commerce Group, Inc. (The)                                                 5,474             357,507
Direct General Corp.                                                       4,841              90,769
Donegal Group, Inc., Class A                                               1,200              26,100
EMC Insurance Group, Inc.                                                  2,470              49,400
Enstar Group, Inc. (The) (b)                                                 200              12,460
FBL Financial Group, Inc., Class A                                         1,802              50,114
First Acceptance Corp. (b)                                                 2,100              19,551
FPIC Insurance Group, Inc. (b)                                             1,960              64,778
Harleysville Group, Inc.                                                   3,658              79,013
Horace Mann Educators Corp.                                               11,859             218,443
Independence Holding Co.                                                     820              16,425
Infinity Property & Casualty Corp.                                         6,065             198,629
Kansas City Life Insurance Co.                                               300              15,180
LandAmerica Financial Group, Inc.                                          4,423             227,519
Midland Co. (The)                                                          1,201              40,161
Navigators Group, Inc. (b)                                                 1,692              50,540
Nymagic, Inc.                                                                600              13,920
Ohio Casualty Corp. (b)                                                   16,481             378,897
Philadelphia Consolidated Holding Copr. (b)                                4,954             332,265
PICO Holdings, Inc. (b)                                                    1,100              23,650
PMA Capital Corp., Class A (b)                                             8,823              89,377
ProAssurance Corp. (b)                                                     6,357             243,155
RLI Corp.                                                                  4,814             209,216
Safety Insurance Group, Inc.                                               1,100              36,652
Selective Insurance Group, Inc.                                            7,534             325,243
State Auto Financial Corp.                                                 3,100              82,088
Stewart Information Services Corp.                                         3,962             159,708

Triad Guaranty, Inc. (b)                                                   1,734              93,827
U.S.I. Holdings Corp. (b)                                                 10,740             121,362
United Fire & Casualty Co.                                                 4,302             146,096
Vesta Insurance Group, Inc.                                                5,300              18,179
Zenith National Insurance Co.                                              3,035             143,464
                                                                                     ---------------
                                                                                           4,548,440
                                                                                     ---------------
INSURANCE / LIFE (0.5%)
AmerUs Group Co.                                                          10,314             459,695
Delphi Financial Group, Inc.                                               6,526             293,278
Great American Financial Resources, Inc.                                   1,720              27,812
National Western Life Insurance Co., Class A (b)                             354              61,295
Phoenix Co., Inc. (The)                                                   21,536             281,476
Presidential Life Corp.                                                    4,281              70,808
UICI                                                                       9,965             308,118
Universal American Financial Corp. (b)                                     8,800             134,112
                                                                                     ---------------
                                                                                           1,636,594
                                                                                     ---------------
INSURANCE BROKERS (0.1%)
Crawford & Co., Class B                                                    3,220              23,281
Hilb, Rogal & Hamilton Co.                                                 8,489             301,868
                                                                                     ---------------
                                                                                             325,149
                                                                                     ---------------
INTERNET (1.7%)
@Road, Inc. (b)                                                            6,700              39,128
Alloy, Inc. (b)                                                            8,033              56,793
Ariba, Inc. (b)                                                           14,510             201,399
AsiaInfo Holdings, Inc. (b)                                                9,503              48,275
Autobytel, Inc. (b)                                                       11,707              65,325
Blue Coat Systems, Inc. (b)                                                3,095              79,696
Blue Nile, Inc. (b)                                                        1,468              41,104
Brocade Communications Systems, Inc. (b)                                  60,987             378,119
CMGI, Inc. (b)                                                            94,607             178,807
CNET Networks, Inc. (b)                                                   30,991             340,901
DoubleClick, Inc. (b)                                                     29,321             239,259
Drugstore.com, Inc. (b)                                                    5,730              16,359
EarthLink, Inc. (b)                                                       36,325             364,340
eCollege.com (b)                                                           5,465              56,891
Entrust, Inc. (b)                                                         20,162              70,970
Equinix, Inc. (b)                                                          2,000              83,880
FindWhat.com (b)                                                           6,207              98,691
Harris Interactive, Inc. (b)                                              10,800              80,568
INTAC International, Inc. (b)                                                700              11,200
Internap Network Services Corp. (b)                                       37,300              24,618
Internet Capital Group, Inc. (b)                                           9,100              68,432
Internet Security, Inc. (b)                                                9,207             205,776
Interwoven, Inc. (b)                                                      11,161             101,677
iPass, Inc. (b)                                                           13,371              79,290
iVillage, Inc. (b)                                                         4,200              25,242
j2 Global Communications, Inc. (b)                                         4,665             151,519
Jupitermedia Corp. (b)                                                     4,500              82,845
LookSmart Ltd. (b)                                                        28,970              33,895
MatrixOne, Inc. (b)                                                       12,509              67,799
Neoforma, Inc. (b)                                                         3,777              34,220
Net.B@nk, Inc.                                                            13,607             129,947
Net2Phone, Inc. (b)                                                       12,704              31,633
NIC, Inc. (b)                                                              6,000              28,950
Omicell, Inc. (b)                                                          6,953              59,101
Openwave Systems, Inc. (b)                                                14,879             202,652
Overstock.com, Inc. (b)                                                    2,900             151,293

PC-Tel, Inc. (b)                                                           7,399              56,972
Priceline.com, Inc. (b)                                                    5,499             124,222
Redback Networks, Inc. (b)                                                 6,456              44,030
RightNow Technologies, Inc. (b)                                              600               9,582
S1 Corp. (b)                                                              17,078             141,150
Sohu.com Inc. (b)                                                          5,846              91,724
Stamps.com, Inc. (b)                                                       5,196              66,976
Stellent, Inc. (b)                                                         5,300              45,315
SupportSoft, Inc. (b)                                                     11,800              72,334
TippingPoint Technologies, Inc. (b)                                          200               9,402
Travelzoo, Inc. (b)                                                          560              32,435
TriZetto Group, Inc. (The) (b)                                             5,098              44,149
United Online, Inc. (b)                                                   11,470             123,647
ValueClick, Inc. (b)                                                      19,269             254,929
Vignette Corp. (b)                                                        70,209              91,974
WatchGuard Technolgies, Inc. (b)                                          11,064              44,920
Websense, Inc. (b)                                                         5,955             319,784
Zixit Corp. (b)                                                            5,400              20,142
                                                                                     ---------------
                                                                                           5,524,281
                                                                                     ---------------
LASERS (0.1%)
Metrologic Instruments, Inc. (b)                                           2,000              40,990
Rofin-Sinar Technologies, Inc. (b)                                         3,600             144,360
                                                                                     ---------------
                                                                                             185,350
                                                                                     ---------------
LEISURE PRODUCTS (0.5%)
Action Performance Co., Inc.                                               4,524              47,502
Alliance Gaming Corp. (b)                                                 14,022             139,799
Atari, Inc. (b)                                                            2,240               5,197
Callaway Golf Co.                                                         16,289             216,806
Coachmen Industries, Inc.                                                  2,800              41,916
Department 56, Inc. (b)                                                    2,600              41,808
Escalade, Inc.                                                               800              10,864
Greg Manning Auctions, Inc. (b)                                            2,538              29,441
JAKKS Pacific, Inc. (b)                                                    7,387             161,184
K2, Inc. (b)                                                               8,730             122,744
LIFE TIME FITNESS, Inc. (b)                                                1,700              44,455
Marine Products Corp.                                                      1,084              27,458
MarineMax, Inc. (b)                                                        3,200             100,672
Nautilus Group, Inc. (The)                                                 6,930             145,045
Party City Corp. (b)                                                       2,054              26,312
RC2 Corp. (b)                                                              4,665             135,052
Speedway Motorsports, Inc.                                                 2,700             104,625
Topps Co., Inc.                                                            8,627              85,752
Vail Resorts, Inc. (b)                                                     4,008              96,072
WMS Industries, Inc. (b)                                                   5,485             171,900
                                                                                     ---------------
                                                                                           1,754,604
                                                                                     ---------------
MACHINERY (1.6%)
Advanced Energy Industries, Inc. (b)                                       5,205              37,216
Albany International Corp., Class A                                        5,727             195,577
Applied Industrial Technologies, Inc.                                      7,475             216,327
Astec Industries, Inc. (b)                                                 4,779              82,581
Baldor Electric Co.                                                        7,589             212,720
Blount International, Inc. (b)                                             2,900              52,055
Bucyrus International, Inc., Class A                                       3,501             128,487
Cascade Corp.                                                              2,446              89,524
Cubic Corp.                                                                3,446              78,569
Flowserve Corp. (b)                                                       12,195             304,265
Franklin Electric Co., Inc.                                                3,246             142,792
Gardner Denver, Inc. (b)                                                   5,503             208,344
Gorman-Rupp                                                                  975              22,035
IDEX Corp.                                                                13,184             508,243
Intermagnetics General Corp. (b)                                           7,635             193,089

Intevac, Inc. (b)                                                          1,900              14,630
Joy Global, Inc.                                                          20,094             561,224
Kadant, Inc. (b)                                                           2,903              56,028
Lennox International, Inc.                                                12,842             256,326
Milacron, Inc. (b)                                                        11,812              37,444
NACCO Industries, Inc.                                                     1,022             102,149
Nordson Corp.                                                              7,332             275,903
Photon Dynamics, Inc. (b)                                                  4,342              93,744
Sauer-Danfoss, Inc.                                                          993              19,443
Stewart & Stevenson Services, Inc.                                         7,014             143,366
Tennant Co.                                                                1,862              72,078
Terex Corp. (b)                                                           11,629             500,628
Thomas Industries, Inc.                                                    2,600             101,374
UNOVA, Inc. (b)                                                           11,701             269,825
Wabtec Corp.                                                              10,913             203,418
                                                                                     ---------------
                                                                                           5,179,404
                                                                                     ---------------
MANUFACTURED HOUSING (0.7%)
Aaon, Inc. (b)                                                             1,000              14,480
Apogee Enterprises, Inc.                                                   8,430             112,709
Beazer Homes USA, Inc.                                                     3,604             535,194
Eagle Materials, Inc.                                                      5,070             404,383
Fleetwood Enterprises, Inc. (b)                                           13,061             114,676
Highwood Properties, Inc.                                                 14,384             352,408
Levitt Corp., Class A                                                      3,682             108,251
Monaco Coach Corp.                                                         6,339             117,335
Palm Harbor Homes, Inc. (b)                                                3,541              51,592
Skyline Corp.                                                                918              37,197
WCI Communities, Inc. (b)                                                  7,228             230,284
Winnebago Industries, Inc.                                                 5,698             196,524
                                                                                     ---------------
                                                                                           2,275,033
                                                                                     ---------------
MANUFACTURING (1.0%)
American Superconductor Corp. (b)                                          4,536              53,026
Applied Films Corp. (b)                                                    4,247              90,758
AptarGroup, Inc.                                                           8,520             413,134
Armor Holdings, Inc. (b)                                                   7,346             323,003
Champion Enterprises, Inc. (b)                                            17,084             184,336
Checkpoint Systems, Inc. (b)                                               9,108             141,720
Cognex Corp.                                                              10,679             278,829
CSS Industries, Inc.                                                       1,651              53,146
CUNO, Inc. (b)                                                             4,732             271,759
EnerSys (b)                                                                2,050              31,058
EnPro Industries, Inc. (b)                                                 5,000             133,250
Identix, Inc. (b)                                                         23,825             151,051
Jacuzzi Brands, Inc. (b)                                                  18,286             184,689
Lincoln Electric Holdings, Inc.                                            9,146             294,044
Mine Safety Appliances Co.                                                 4,672             228,741
Myers Industries, Inc.                                                     6,000              77,640
OshKosh B'Gosh, Inc., Class A                                              2,027              39,425
Powell Industries, Inc. (b)                                                1,369              24,916
Quixote Corp.                                                              2,770              55,372
Raven Industries, Inc.                                                     4,820              88,592
Sturm, Ruger & Co., Inc.                                                   5,037              43,268
Valence Technology, Inc. (b)                                               8,530              26,443
Woodward Governor Co.                                                      2,040             145,319
Young Innovations Inc.                                                       500              17,490
                                                                                     ---------------
                                                                                           3,351,009
                                                                                     ---------------
MANUFACTURING / DIVERSIFIED (0.9%)
A.O. Smith Corp.                                                           5,309             143,927
Acuity Brands, Inc.                                                       11,051             303,571
Barnes Group, Inc.                                                         4,407             113,040
CLARCOR, Inc.                                                              6,837             372,410

ESCO Technologies, Inc. (b)                                                3,094             222,180
Federal Signal Corp.                                                      11,743             194,112
Global Power Equipment Group, Inc. (b)                                     5,200              49,712
Griffon Corp. (b)                                                          6,360             171,275
Imation Corp.                                                              8,100             279,369
Lancaster Colony Corp.                                                     7,322             309,794
Matthews International Corp., Class A                                      7,117             247,031
Penn Energineering & Manufacturing Corp.                                   1,200              21,900
Standex International Corp.                                                2,954              85,134
Tredegar Industries, Inc.                                                  5,806              98,412
USG Corp. (b)                                                              8,565             274,937
                                                                                     ---------------
                                                                                           2,886,804
                                                                                     ---------------
MEDICAL EQUIPMENT & SUPPLIES (2.2%)
Abaxis, Inc. (b)                                                           5,600              75,936
Advanced Medical Optics, Inc. (b)                                          8,085             345,148
Advanced Neuromodulation Systems, Inc. (b)                                 4,711             186,132
Allscripts Healthcare Solution, Inc. (b)                                   7,894              82,729
Angiodynamics, Inc. (b)                                                      513              10,840
Animas Corp. (b)                                                           1,600              29,024
Arrow International, Inc.                                                  4,244             136,190
Aspect Medical Systems, Inc. (b)                                           3,880              87,455
BioLase Technology, Inc.                                                   6,001              60,730
Bioveris Corp. (b)                                                         5,601              36,967
Bruker BioSciences Corp. (b)                                               3,313              11,943
Candela Corp. (b)                                                          5,302              65,374
Cardiac Science, Inc. (b)                                                 20,220              34,778
CardioDyamics International Corp. (b)                                     11,356              51,102
Cepheid, Inc. (b)                                                         10,100             103,475
Closure Medical Corp. (b)                                                  2,400              47,616
Conceptus, Inc. (b)                                                        5,100              35,751
CONMED Corp. (b)                                                           8,189             237,890
CTI Molecular Imaging, Inc. (b)                                            9,244             136,164
Cyberonics, Inc. (b)                                                       4,939             124,315
Durect Corp. (b)                                                          13,600              37,672
E-Z-EM, Inc.                                                                 600               7,788
Encore Medical Corp. (b)                                                  10,074              56,817
EPIX Medical, Inc. (b)                                                     6,430              62,050
Exactech, Inc. (b)                                                         1,100              19,206
Hanger Orthopedic Group, Inc. (b)                                          7,100              51,120
Hologic, Inc. (b)                                                          5,000             178,500
I-Flow Corp. (b)                                                           3,269              57,404
ICU Medical, Inc. (b)                                                      3,650              96,141
IDX Systems Corp. (b)                                                      4,432             137,481
Intuitive Surgical, Inc. (b)                                               8,877             354,191
Kensey Nash Corp. (b)                                                      2,982              96,289
Kyphon, Inc. (b)                                                           6,502             178,610
Landauer, Inc.                                                             1,722              80,486
Laserscope (b)                                                             4,400             130,020
Lifeline Systems, Inc. (b)                                                 3,701             101,000
Mannkind Corp. (b)                                                         2,900              40,861
Medical Action Industries, Inc. (b)                                        2,166              40,028
Mentor Corp.                                                              10,559             330,602
Merit Medical Systems, Inc. (b)                                            7,132             101,132
Microtek Medical Holdings, Inc. (b)                                       14,800              59,052
Oakley, Inc.                                                               4,823              61,879
OraSure Technologies, Inc. (b)                                            11,373              64,940
Orthologic Corp. (b)                                                      11,027              65,611
Orthovita, Inc. (b)                                                       10,800              41,364

Possis Medical, Inc. (b)                                                   5,203              59,782
PSS World Medical, Inc. (b)                                               17,816             223,591
Serologicals Corp. (b)                                                     8,269             195,479
Sonic Innovations, Inc. (b)                                                5,400              26,460
STERIS Corp. (b)                                                          16,000             379,519
Surmodics, Inc. (b)                                                        3,423             100,534
Sybron Dental Specialties, Inc. (b)                                        8,752             330,476
Techne Corp. (b)                                                          10,641             371,051
ThermoGenesis Corp. (b)                                                    7,405              42,579
Viasys Healthcare, Inc. (b)                                                6,325             115,684
VISX, Inc. (b)                                                            11,087             298,019
Vital Signs, Inc.                                                          1,130              45,381
WellCare Health Plans, Inc. (b)                                            1,350              47,520
Wright Medical Group, Inc. (b)                                             7,404             203,240
Zoll Medical Corp. (b)                                                     2,846              92,780
                                                                                     ---------------
                                                                                           6,881,898
                                                                                     ---------------
MEDICAL LABORATORIES (0.3%)
Able Laboratories, Inc. (b)                                                4,885             109,131
Alliance Imaging, Inc. (b)                                                 1,400              18,704
Applera Corp. - Celera Genomics Group (b)                                 16,473             218,597
Bio-Reference Laboratories, Inc. (b)                                       2,300              32,683
Cerner Corp. (b)                                                           7,619             379,046
Discovery Laboratories, Inc. (b)                                          11,300              88,027
LabOne, Inc. (b)                                                           3,839             128,798
Specialty Laboratories, Inc. (b)                                             276               2,826
                                                                                     ---------------
                                                                                             977,812
                                                                                     ---------------
METAL PROCESSORS (0.5%)
Commercial Metals Co.                                                     14,052             406,102
Kaydon Corp.                                                               6,848             212,493
Metal Management, Inc.                                                     5,300             142,782
Metals USA, Inc. (b)                                                       6,100             109,129
Mueller Industries, Inc.                                                   9,425             298,773
NN, Inc.                                                                   6,385              78,025
Quanex Corp.                                                               6,100             321,592
Steel Technologies, Inc.                                                   3,160              92,778
Valmont Industries, Inc.                                                   2,600              62,998
                                                                                     ---------------
                                                                                           1,724,672
                                                                                     ---------------
METALS (0.5%)
Brush Engineered Materials, Inc. (b)                                       4,836              83,421
Century Aluminum Co. (b)                                                   5,027             125,273
Cleveland-Cliffs, Inc.                                                     5,794             379,390
Coeur d'Alene Mines Corp. (b)                                             57,935             204,511
Compass Minerals International, Inc.                                       2,400              52,728
Gibraltar Industries, Inc.                                                 6,878             166,792
Hecla Mining Co. (b)                                                      31,618             174,848
RTI International Metals, Inc. (b)                                         4,935             120,414
Stepan Co.                                                                   500              11,620
Stillwater Mining Co. (b)                                                  8,935              94,532
Titanium Metals Corp. (b)                                                    768              22,963
USEC, Inc.                                                                19,878             232,970
                                                                                     ---------------
                                                                                           1,669,462
                                                                                     ---------------
NATURAL GAS (0.4%)
Airgas, Inc.                                                              13,709             322,436
EnergySouth, Inc.                                                          2,100              60,606
Laclede Group, Inc. (The)                                                  5,000             151,500
Southern Union Co. (b)                                                    17,617             410,829
St. Mary Land & Exploration Co.                                            6,933             298,188
Syntroleum Corp. (b)                                                       8,908              97,008
                                                                                     ---------------
                                                                                           1,340,567
                                                                                     ---------------

OFFICE EQUIPMENT & SUPPLIES (0.3%)
Ennis Business Forms, Inc.                                                 3,500              59,955
General Binding Corp. (b)                                                    500               6,795
Global Imaging Systems, Inc. (b)                                           5,584             199,851
Imagistics International, Inc. (b)                                         3,600             123,300
Interface, Inc. (b)                                                       10,755             101,420
John H. Harland Co.                                                        6,874             250,214
School Specialty, Inc. (b)                                                 6,188             240,651
Standard Register Co.                                                      5,351              66,834
                                                                                     ---------------
                                                                                           1,049,020
                                                                                     ---------------
OIL & GAS (3.6%)
Atlas America, Inc. (b)                                                    1,300              44,655
Atwood Oceanics, Inc. (b)                                                  3,383             206,363
Berry Petroleum Co.                                                        5,180             280,445
Brigham Exploration Co. (b)                                                8,342              71,908
Cabot Oil & Gas Corp.                                                      7,946             374,098
Cal Dive International, Inc. (b)                                          10,225             446,833
Callon Petroleum Co. (b)                                                   3,200              46,752
Cheniere Energy, Inc. (b)                                                  6,300             471,869
Cimarex Energy Co. (b)                                                     9,502             344,448
Clayton Williams Energy, Inc. (b)                                          2,000              43,200
Comstock Resources, Inc. (b)                                               7,936             186,179
Delta Petroleum Corp. (b)                                                  6,000              88,080
Denbury Resources, Inc. (b)                                               12,400             362,080
Edge Petroleum Corp. (b)                                                   4,446              64,334
Encore Acquisition Co. (b)                                                 4,920             183,516
Energy Partners Ltd. (b)                                                   7,320             160,674
Forest Oil Corp. (b)                                                      13,395             451,278
FX Energy, Inc. (b)                                                        4,637              62,229
Giant Industries, Inc. (b)                                                 2,900              84,622
Grey Wolf, Inc. (b)                                                       49,717             263,500
Hanover Compressor Co. (b)                                                17,070             242,053
Harvest Natural Resources, Inc. (b)                                        8,765             113,682
Helmerich & Payne, Inc.                                                   11,800             447,220
Houston Exploration Co. (The) (b)                                          3,523             190,982
KCS Energy, Inc. (b)                                                      11,931             173,596
Lufkin Industries, Inc.                                                    2,252              90,733
Magnum Hunter Resources, Inc. (b)                                         26,040             388,256
Matrix Service Co. (b)                                                     6,100              38,918
McMoRan Exploration Co. (b)                                                5,507              93,068
Meridian Resource Corp. (The) (b)                                         14,800              78,588
Mission Resources Corp. (b)                                                9,900              56,430
Newpark Resources, Inc. (b)                                               20,384             105,997
Oceaneering International, Inc. (b)                                        6,102             232,547
Parker Drilling Co. (b)                                                   22,877              99,057
Penn Virginia Corp.                                                        3,700             156,732
Petroleum Development Corp. (b)                                            4,456             171,556
Plains Exploration & Production Co. (b)                                   19,302             555,511
Quaker Chemical Corp.                                                      2,873              65,792
Quicksilver Resources, Inc. (b)                                            6,540             290,572
Quiksilver Resources, Inc. (b)                                            13,537             404,350
Range Resources Corp.                                                     15,563             345,343
Remington Oil & Gas Corp. (b)                                              5,280             154,440
RPC, Inc.                                                                  2,301              59,343
Spinnaker Exploration Co. (b)                                              5,410             177,394
Stone Energy Corp. (b)                                                     6,244             267,243
Swift Energy Co. (b)                                                       6,720             203,414
Tesoro Petroleum Corp. (b)                                                15,951             507,879
Todco, Class A (b)                                                         4,460              91,519
Unit Corp. (b)                                                             8,469             309,457

Vintage Petroleum, Inc.                                                   13,616             329,643
Whiting Petroleum Corp. (b)                                                6,080             212,314
World Fuel Services Corp.                                                  3,210             162,683
                                                                                     ---------------
                                                                                          11,053,375
                                                                                     ---------------
OIL EQUIPMENT & SERVICES (0.9%)
CARBO Ceramics, Inc.                                                       3,283             235,227
Dril-Quip, Inc. (b)                                                        1,013              29,124
Frontier Oil Corp.                                                         7,611             212,880
Global Industries Ltd. (b)                                                23,848             192,453
Holly Corp.                                                                6,206             187,794
Hydril Co. (b)                                                             4,590             229,500
Key Energy Services, Inc. (b)                                             30,469             378,120
Lone Star Technologies, Inc. (b)                                           7,034             286,917
SEACOR SMIT, Inc. (b)                                                      4,518             252,963
SJW Corp.                                                                    700              23,779
Superior Energy Services, Inc. (b)                                        15,173             241,554
TETRA Technologies, Inc. (b)                                               5,508             153,673
TRC Cos., Inc. (b)                                                         1,600              25,248
Veritas DGC, Inc. (b)                                                      8,260             206,417
W-H Energy Services, Inc. (b)                                              6,300             142,380
WD-40 Co.                                                                  4,227             137,039
                                                                                     ---------------
                                                                                           2,935,068
                                                                                     ---------------
OIL FIELD MACHINERY & EQUIPMENT (0.1%)
Gulf Island Fabrication, Inc.                                              3,247              72,408
Oil States International, Inc. (b)                                         5,370             102,299
United National Group Ltd. (b)                                             3,335              60,031
Universal Compression Holdings, Inc. (b)                                   3,468             134,975
                                                                                     ---------------
                                                                                             369,713
                                                                                     ---------------
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc. (b)                                             4,390              56,455
Caraustar Industries, Inc. (b)                                             7,724             104,274
Chesapeake Corp.                                                           3,870              93,925
Deltic Timber Corp.                                                        2,356              95,630
Glatfelter & Co.                                                           9,265             125,819
Graphic Packaging Corp. (b)                                               12,900              86,688
Longview Fibre Co.                                                        12,500             194,125
Pope & Talbot, Inc.                                                        3,292              49,808
Potlatch Corp.                                                             7,657             352,374
Rock-Tenn Co.                                                              5,303              73,553
Schweitzer-Mauduit International, Inc.                                     4,342             145,631
Universal Forest Products, Inc.                                            3,866             151,277
Wausau-Mosinee Paper Corp.                                                11,047             163,717
                                                                                     ---------------
                                                                                           1,693,276
                                                                                     ---------------
PHARMACEUTICALS (2.1%)
Alexion Pharmaceuticals, Inc. (b)                                          6,629             164,001
American Pharmaceutical Partners, Inc. (b)                                     1                  50
Array BioPharma, Inc. (b)                                                  3,500              31,080
AtheroGenics, Inc. (b)                                                     9,534             176,856
Barrier Therapeutics, Inc. (b)                                               500               9,990
Bioenvision, Inc. (b)                                                      2,500              18,850
BioMarin Pharmaceutical, Inc. (b)                                         18,768             113,546
Bone Care International, Inc. (b)                                          4,634             131,142
Bradley Pharmaceuticals, Inc. (b)                                          4,177              60,107
Cell Genesys, Inc. (b)                                                    12,892              90,244
Corixa Corp. (b)                                                          14,429              54,397
Cubist Pharmaceuticals, Inc. (b)                                           9,850             112,487
CYTOGEN Corp. (b)                                                          4,000              43,760
Cytokinetics, Inc. (b)                                                       700               6,874

Dendreon Corp. (b)                                                        15,078             102,530
Depomed, Inc. (b)                                                          3,300              15,840
DOV Pharmaceutical, Inc. (b)                                               3,920              63,974
Encysive Pharmaceuticals, Inc. (b)                                        13,897             130,632
Enzon, Inc. (b)                                                           11,700             150,930
First Horizon Pharmaceutical Corp. (b)                                     6,500             116,220
Genaera Corp. (b)                                                          8,606              26,506
Geron Corp. (b)                                                           12,637             102,486
Hollis-Eden Pharmaceuticals, Inc. (b)                                      3,891              29,260
ImmunoGen, Inc. (b)                                                        8,838              61,601
Impax Laboratories, Inc. (b)                                              11,884             203,751
Indevus Pharmaceuticals, Inc. (b)                                         10,530              53,177
Inkine Pharmaceutical Co., Inc. (b)                                        8,600              40,936
Inspire Pharmaceuticals, Inc. (b)                                          9,969             147,541
Inter Parfums, Inc.                                                        1,800              27,000
Isis Pharmaceuticals, Inc. (b)                                            15,380              78,130
Isolagen, Inc. (b)                                                         5,600              38,136
Ista Pharmaceuticals, Inc. (b)                                             1,773              18,031
Keryx Biopharmaceuticals, Inc. (b)                                         3,936              56,285
Kos Pharmaceuticals, Inc. (b)                                              2,668              88,097
Lannett Co., Inc. (b)                                                        600               5,874
LifeCell Corp. (b)                                                         8,500              75,650
Mannatech, Inc.                                                            4,400              95,304
Maxim Pharmaceuticals, Inc. (b)                                           10,940              25,928
Medical Co. (b)                                                           12,579             346,049
NeighborCare, Inc. (b)                                                     7,855             230,387
NeoPharm, Inc. (b)                                                         6,355              69,714
NitroMed, Inc. (b)                                                         2,980              76,437
Northfield Laboratories, Inc. (b)                                          4,700              88,454
Noven Pharmaceuticals, Inc. (b)                                            5,700             103,826
Nuvelo, Inc. (b)                                                           8,323              65,752
Onyx Pharmaceuticals, Inc. (b)                                             8,075             234,498
Oscient Pharmaceuticals Corp. (b)                                          9,800              32,536
Pain Therapeutics, Inc. (b)                                                9,410              65,682
Parexel International Corp. (b)                                            7,871             186,700
Penwest Pharmaceuticals Co. (b)                                            5,390              57,026
Peregrine Pharmaceuticals, Inc. (b)                                       25,973              31,168
Perrigo Co.                                                               15,951             273,560
PetMed Express, Inc. (b)                                                   3,200              24,320
Pharmacyclics, Inc. (b)                                                    3,700              34,817
Pharmion Corp. (b)                                                         3,900             141,414
Pharmos Corp. (b)                                                         14,500              14,500
POZEN, Inc. (b)                                                            6,450              49,730
PRAECIS Pharmaceuticals, Inc. (b)                                         20,160              31,450
Progenics Pharmaceuticals, Inc. (b)                                        2,300              46,598
Regeneron Pharmaceuticals, Inc. (b)                                        6,717              48,362
Renovis, Inc. (b)                                                            200               2,414
Salix Pharmaceuticals, Inc. (b)                                            9,500             142,975
Santarus, Inc. (b)                                                           600               3,816
SuperGen, Inc. (b)                                                        11,834              58,815
Telik, Inc. (b)                                                           11,506             218,844
Transkaryotic Therapies, Inc. (b)                                          8,132             195,005
United Therapeutics Corp. (b)                                              5,247             223,889
Valeant Pharmaceuticals International                                     20,368             508,590
Vertex Pharmaceuticals, Inc. (b)                                          21,104             214,628
Vicuron Pharmaceuticals, Inc. (b)                                         11,764             178,225
Vion Pharmaceuticals, Inc. (b)                                            10,200              35,088
                                                                                     ---------------
                                                                                           6,802,472
                                                                                     ---------------
PIPELINES (0.1%)
Aquila, Inc. (b)                                                          60,720             224,664
TransMontaigne, Inc. (b)                                                   1,954              13,287
                                                                                     ---------------
                                                                                             237,951
                                                                                     ---------------

POLLUTION CONTROL (0.3%)
Aleris International, Inc. (b)                                             7,200             120,816
Calgon Carbon Corp.                                                       10,848              99,802
Casella Waste Systems, Inc., Class A (b)                                   6,647              94,587
Duratek, Inc. (b)                                                          3,723             104,356
Flanders Corp. (b)                                                         4,200              38,850
Waste Connections, Inc. (b)                                               11,736             369,214
                                                                                     ---------------
                                                                                             827,625
                                                                                     ---------------
PRINTING & PUBLISHING (0.7%)
Banta Corp.                                                                6,107             264,494
Bowne & Co., Inc.                                                         10,488             155,747
Courier Corp.                                                              1,000              52,250
Hollinger International, Inc.                                             13,954             203,310
Journal Register Co. (b)                                                   8,761             158,837
Playboy Enterprises, Inc. (b)                                              4,034              50,425
Presstek, Inc. (b)                                                         7,985              66,515
PRIMEDIA, Inc. (b)                                                        32,100             124,548
ProQuest Co. (b)                                                           5,479             172,698
Pulitzer, Inc.                                                             1,672             106,105
Scholastic Corp. (b)                                                       8,322             285,029
Thomas Nelson, Inc.                                                        2,000              44,700
Valassis Communications, Inc. (b)                                         14,000             475,299
                                                                                     ---------------
                                                                                           2,159,957
                                                                                     ---------------
RADIO (0.1%)
Beasley Broadcast Group, Inc. (b)                                          1,130              18,668
Saga Communications, Inc. (b)                                              3,125              53,125
Spanish Broadcasting System, Inc. (b)                                     10,779             110,754
                                                                                     ---------------
                                                                                             182,547
                                                                                     ---------------
RAILROADS (0.1%)
Florida East Coast Industries, Inc.                                        3,920             168,795
                                                                                     ---------------
REAL ESTATE (0.3%)
Avatar Holdings, Inc. (b)                                                  1,692              81,284
CB Richard Ellis Group, Inc., Class A (b)                                  5,035             176,175
Consolidated-Tomoka Land Co.                                                 800              37,000
Getty Realty Corp.                                                         3,335              89,011
Jones Lang LaSalle, Inc. (b)                                               7,762             277,491
LNR Property Corp.                                                         4,694             295,721
Tarragon Realty Investors, Inc. (b)                                          125               3,429
Trammell Crow Co. (b)                                                      5,974             101,200
                                                                                     ---------------
                                                                                           1,061,311
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (5.9%)
Aames Investment Corp.                                                    11,200             117,488
Acadia Realty Trust                                                        6,299             101,162
Affordable Residential Communities                                         8,100             103,032
Alexandria Real Estate Equities, Inc.                                      4,411             293,596
American Campus Communities, Inc.                                          4,350              88,088
American Financial Realty Trust                                           28,905             435,019
American Home Mortgage Investment Corp.                                    7,515             251,226
Amli Residential Properties Trust                                          5,601             163,101
Anthracite Capital, Inc.                                                  12,971             155,522
Arbor Realty Trust, Inc.                                                     400               9,520
Ashford Hospitality Trust                                                  1,700              17,068
Bedford Property Investors, Inc.                                           4,450             111,740
BioMed Realty Trust, Inc.                                                  8,938             178,313
Bluegreen Corp. (b)                                                        2,200              46,970

Brandywine Realty Trust                                                   12,726             352,510
Capital Automotive REIT                                                   10,166             332,123
Capital Lease Funding, Inc.                                                6,400              79,872
Capital Trust, Inc., Class A                                               1,308              42,013
Capstead Mortgage Corp.                                                    5,460              52,853
CarrAmerica Realty Corp.                                                  14,216             431,456
Cedar Shopping Centers, Inc.                                               4,900              67,669
Colonial Properties Trust                                                  5,467             198,452
Commercial Net Lease Realty                                               11,405             213,844
Cornerstone Realty Income Trust, Inc.                                     15,210             146,168
Corporate Office Properties Trust                                          9,190             236,459
Correctional Properties Trust                                              2,200              57,178
Corrections Corporation of America (b)                                     8,125             333,856
Cousins Properties, Inc.                                                   8,102             245,410
CRT Properties, Inc.                                                       7,731             177,504
EastGroup Properties, Inc.                                                 4,410             159,598
Entertainment Properties Trust                                             6,214             261,672
Equity Inns, Inc.                                                         14,236             155,172
Equity Lifestyle Properties, Inc.                                          5,336             182,918
Equity One, Inc.                                                           7,035             143,584
Essex Property Trust, Inc.                                                 6,059             435,944
Extra Space Storage, Inc.                                                  6,750              87,548
FelCor Lodging Trust, Inc. (b)                                            12,000             167,520
First Industrial Realty Trust, Inc.                                       10,822             423,357
Gables Residential Trust                                                   7,060             236,228
Glenborough Realty Trust, Inc.                                             7,294             140,482
Glimcher Realty Trust                                                      8,638             221,046
Global Signal, Inc.                                                        1,250              32,500
GMH Communities Trust                                                      8,100             105,624
Government Properties Trust, Inc.                                          6,380              59,525
Gramercy Capital Corp.                                                     4,000              85,800
Healthcare Realty Trust, Inc.                                             10,989             400,769
Heritage Property Investment                                               5,753             169,368
Highland Hospitality Corp.                                                 5,800              62,930
Home Properties of New York, Inc.                                          8,725             352,490
Impac Mortgage Holdings, Inc.                                             18,028             411,760
Innkeepers USA Trust                                                       9,761             131,774
Investors Real Estate Trust                                                9,997             100,070
Kilroy Realty Corp.                                                        7,561             295,484
Kite Realty Group Trust                                                    6,769             101,535
Kramont Realty Trust                                                       5,877             137,581
La Quinta Corp. (b)                                                       42,707             371,124
LaSalle Hotel Properties                                                   6,796             206,191
Lexington Corporate Properties Trust                                      10,885             232,939
LTC Properties, Inc.                                                       2,900              56,492
Luminent Mortgage Capital, Inc.                                            8,837              98,356
Maguire Properties, Inc.                                                   9,455             223,611
MeriStar Hospitality Corp. (b)                                            18,609             143,661
MFA Mortgage Investments, Inc.                                            19,574             163,639
Mid-America Apartment Communities, Inc.                                    4,112             155,516
Mission West Properties, Inc.                                              4,260              44,176
MortgageIT Holdings, Inc.                                                  5,385              97,738
National Health Investors, Inc.                                            4,537             116,056
Nationwide Health Properties, Inc.                                        16,089             348,970
New Century Financial  Corp.                                               9,559             572,488
Newcastle Investment Corp.                                                 8,677             262,392
Omega Healthcare Investors, Inc.                                          11,200             125,664
Origen Financial, Inc.                                                     6,000              48,000
Parkway Properties, Inc.                                                   3,102             144,243
Pennsylvania Real Estate Investment Trust                                  8,227             329,245

Post Properties, Inc.                                                     10,676             338,216
Prentiss Properties Trust                                                 11,711             419,605
PS Business Parks, Inc.                                                    3,145             132,719
Rait Investment Trust                                                      6,268             162,655
Ramco-Gershenson Properties Trust                                          4,139             116,720
Realty Income Corp.                                                       20,784             484,474
Redwood Trust, Inc.                                                        4,320             244,771
Saul Centers, Inc.                                                         2,945              98,363
Saxon Capital, Inc.                                                       13,200             285,780
Senior Housing Properties Trust                                           11,762             194,661
Sovran Self Storage, Inc.                                                  2,901             115,460
Strategic Hotel Capital, Inc.                                              6,852             105,315
Summit Properties, Inc.                                                    7,884             240,068
Sun Communities, Inc.                                                      4,310             159,901
Sunstone Hotel Investors, Inc.                                             6,400             133,760
Tanger Factory Outlet Centers, Inc.                                        7,022             165,719
Taubman Centers, Inc.                                                     12,977             350,509
Town & Country Trust                                                       5,213             133,870
U-Store-It Trust                                                           7,600             124,640
U.S. Restaurant Properties, Inc.                                           6,227             104,302
Universal Health Realty Income Trust                                       2,273              68,508
Urstadt Biddle Properties, Inc., Class A                                   5,680              91,107
Washington Real Estate Investment Trust                                    9,329             282,482
Winston Hotels, Inc.                                                       4,645              52,303
                                                                                     ---------------
                                                                                          18,447,900
                                                                                     ---------------
RECREATIONAL VEHICLES & BOATS (0.1%)
Arctic Cat, Inc.                                                           4,458             113,010
Thor Industries, Inc.                                                      8,728             301,553
                                                                                     ---------------
                                                                                             414,563
                                                                                     ---------------
RESEARCH & DEVELOPMENT (0.2%)
Albany Molecular Research, Inc. (b)                                        7,685              84,535
Antigenics, Inc. (b)                                                       8,650              71,795
Biosite, Inc. (b)                                                          3,131             181,598
Exponet, Inc. (b)                                                          1,800              44,910
Forrester Research, Inc. (b)                                               4,781              76,735
Neurogen Corp. (b)                                                         3,400              32,504
Regeneration Technologies, Inc. (b)                                        7,600              78,166
Trimeris, Inc. (b)                                                         4,388              52,744
                                                                                     ---------------
                                                                                             622,987
                                                                                     ---------------
RESIDENTIAL BUILDING CONSTRUCTION (0.2%)
Ameron International Corp.                                                 1,600              57,904
Dominion Homes, Inc. (b)                                                   1,039              22,962
Dycom Industries, Inc. (b)                                                12,296             333,467
Insituform Technologies, Inc. (b)                                          7,822             122,884
M/I Schottenstein Homes, Inc.                                              2,892             164,266
William Lyon Homes (b)                                                     1,135              92,014
                                                                                     ---------------
                                                                                             793,497
                                                                                     ---------------
RESTAURANTS (1.0%)
BJ's Restaurants, Inc. (b)                                                 2,200              34,078
Bob Evans Farms, Inc.                                                      9,904             241,261
Buffalo Wild Wings, Inc. (b)                                               2,200              89,078
California Pizza Kitchen, Inc. (b)                                         5,780             146,870
CKE Restaurants, Inc. (b)                                                 11,202             162,429
Cosi, Inc. (b)                                                             2,400              14,400
Dave & Buster's, Inc. (b)                                                  2,600              48,802
Domino's Pizza, Inc.                                                       3,900              65,052
IHOP Corp.                                                                 4,600             198,398

Jack in the Box, Inc. (b)                                                  8,905             307,935
Landry's Restaurants, Inc.                                                 5,814             163,955
Lone Star Steakhouse & Saloon, Inc.                                        4,961             136,428
O'Charley's, Inc. (b)                                                      6,500             119,828
P.F. Chang's China Bistro, Inc. (b)                                        6,595             366,615
Panera Bread Co. (b)                                                       6,197             316,046
Papa John's International, Inc. (b)                                        3,062              98,505
Sonic Corp. (b)                                                           15,634             497,786
Steak n Shake Co. (The) (b)                                                4,212              83,019
Triarc Companies, Inc.                                                     8,690             128,178
                                                                                     ---------------
                                                                                           3,218,663
                                                                                     ---------------
RETAIL (3.2%)
1-800-FLOWERS.COM (b)                                                      7,266              53,405
99 CENTS Only Stores (b)                                                  10,916             163,740
A.C. Moore Arts & Crafts, Inc. (b)                                         4,040             111,262
Alexander's, Inc. (b)                                                        300              65,670
America's Car-Mart, Inc. (b)                                               1,400              51,800
Asbury Automotive Group, Inc. (b)                                          1,200              20,256
Big 5 Sporting Goods Corp.                                                 4,000             109,520
Blair Corp.                                                                2,100              81,102
Bon-Ton Stores, Inc. (The)                                                 3,200              50,336
Brookstone, Inc. (b)                                                       5,987              89,805
Building Materials Holding Corp.                                           4,168             153,924
Cache, Inc. (b)                                                            3,400              50,762
Carter's, Inc. (b)                                                         2,204              80,578
Casey's General Stores, Inc.                                              12,235             215,581
Cash America International, Inc.                                           7,954             227,484
Casual Male Retail Group, Inc. (b)                                         9,606              53,698
Cato Corp.                                                                 4,794             145,738
CBRL Group, Inc.                                                          13,063             537,019
CEC Entertainment, Inc. (b)                                                8,608             336,917
Charlotte Russe Holding, Inc. (b)                                          3,836              41,122
Children's Place Retail Store, Inc. (The) (b)                              4,231             160,524
Christopher & Banks Corp.                                                  9,119             162,045
Coldwater Creek, Inc. (b)                                                  5,848             159,533
Conn's, Inc. (b)                                                             400               6,620
Cost Plus, Inc. (b)                                                        5,985             156,987
CSK Auto Corp. (b)                                                        10,300             162,431
Dick's Sporting Goods, Inc. (b)                                            7,318             248,812
Dress Barn, Inc. (b)                                                       5,662             108,371
Electronics Boutique Holdings Corp. (b)                                    3,067             107,621
Fred's, Inc.                                                              10,460             172,276
GameStop Corp., Class B (b)                                                9,500             184,300
Gander Mountain Co. (b)                                                    2,600              22,568
Genesco, Inc. (b)                                                          5,320             153,961
Group 1 Automotive, Inc. (b)                                               3,803             111,314
Guitar Center, Inc. (b)                                                    6,655             380,998
Gymboree Corp. (b)                                                         8,942             115,173
Hancock Fabrics, Inc.                                                      6,371              57,212
Haverty Furniture Co., Inc.                                                3,000              53,700
Hibbet Sporting Goods, Inc. (b)                                            6,583             169,841
Hollywood Entertainment Corp. (b)                                         15,120             213,343
Insight Enterprises, Inc. (b)                                             11,762             227,595
J. Jill Group, Inc. (b)                                                    4,403              63,667
Jo-Ann Stores, Inc. (b)                                                    4,583             125,620
Kirkland's, Inc. (b)                                                       3,860              40,105
Linens 'n Things, Inc. (b)                                                10,290             266,511
M&F Worldwide Corp. (b)                                                    2,000              28,640
Men's Wearhouse, Inc. (b)                                                  7,719             256,811

Movado Group, Inc.                                                         3,062              55,820
Movie Gallery, Inc.                                                        7,907             165,652
Pantry, Inc. (The) (b)                                                     3,500             100,625
PC Connection, Inc. (b)                                                    1,500              12,150
PC Mall, Inc. (b)                                                          2,800              46,256
RARE Hospitality International, Inc. (b)                                   9,481             298,652
Rent-Way, Inc. (b)                                                         6,163              52,386
Restoration Hardware, Inc. (b)                                             6,700              38,525
Retail Ventures, Inc. (b)                                                  1,400               9,744
Sharper Image Corp. (b)                                                    3,165              54,438
ShopKo Stores, Inc. (b)                                                    7,100             128,013
Smart & Final, Inc. (b)                                                    3,704              53,523
Sonic Automotive, Inc.                                                     6,252             146,047
Sports Authority, Inc. (The) (b)                                           5,480             139,028
Stein Mart, Inc. (b)                                                       5,933             117,058
TBC Corp. (b)                                                              5,766             147,264
Too, Inc. (b)                                                              8,332             226,297
Tractor Supply Co. (b)                                                     8,303             297,247
Trans World Entertainment Corp. (b)                                        5,405              67,833
Tuesday Morning Corp. (b)                                                  7,202             206,913
United Rentals, Inc. (b)                                                   9,825             167,123
Weis Markets, Inc.                                                         2,683             102,088
WESCO International, Inc. (b)                                              5,300             179,087
West Marine, Inc. (b)                                                      3,962              93,543
Zale Corp. (b)                                                            12,902             342,677
                                                                                     ---------------
                                                                                           9,804,287
                                                                                     ---------------
RETAIL / FOOD & DRUG (0.3%)
Arden Group, Inc., Class A                                                   168              15,989
Ingles Markets, Inc., Class A                                              4,752              62,394
Longs Drug Stores Corp.                                                    7,308             191,908
Nash-Finch Co.                                                             3,660             152,604
Pathmark Stores, Inc. (b)                                                 10,918              51,751
Ruddick Corp.                                                              7,289             153,798
United Natural Foods, Inc. (b)                                             9,552             301,938
Wild Oats Markets, Inc. (b)                                                9,590              69,528
                                                                                     ---------------
                                                                                             999,910
                                                                                     ---------------
SEMICONDUCTORS (2.1%)
Actel Corp. (b)                                                            7,354             124,356
Alliance Semiconductor Corp. (b)                                           5,031              15,093
AMIS Holdings, Inc. (b)                                                    6,500              69,940
Asyst Technologies, Inc. (b)                                              11,509              50,640
ATMI, Inc. (b)                                                             8,657             196,774
August Technology Corp. (b)                                                6,200              60,326
Axcelis Technologies, Inc. (b)                                            22,663             169,293
Brooks Automation, Inc. (b)                                               10,787             164,933
Cirrus Logic, Inc. (b)                                                    16,847              77,328
COHU, Inc.                                                                 6,545             110,414
Credence Systems Corp. (b)                                                21,437             171,496
Cymer, Inc. (b)                                                            8,313             220,461
Diodes, Inc. (b)                                                           2,170              46,004
DuPont Photomasks, Inc. (b)                                                4,296             114,145
Emulex Corp. (b)                                                          19,160             313,648
Entegris, Inc. (b)                                                         8,939              79,468
ESS Technology, Inc. (b)                                                   8,100              49,005
Exar Corp. (b)                                                            11,244             161,576
FEI Co. (b)                                                                5,223             105,296
FormFactor, Inc. (b)                                                       7,637             173,894
FSI International, Inc. (b)                                                7,500              32,175
Genesis Microchip, Inc. (b)                                                8,744             111,049
Helix Technology Corp.                                                     7,641             112,093

Integrated Device Technology, Inc. (b)                                    28,200             331,067
Ixia (b)                                                                   4,936              76,607
IXYS Corp. (b)                                                             3,802              37,146
Kopin Corp. (b)                                                           17,007              63,096
LTX Corp. (b)                                                             15,053              87,458
Mattson Technology, Inc. (b)                                               7,524              62,336
Microsemi Corp. (b)                                                       14,458             223,087
Microtune, Inc. (b)                                                        8,000              36,960
Microvision, Inc. (b)                                                      5,820              31,603
Mindspeed Technologies, Inc. (b)                                          32,246              74,972
MIPS Technologies, Inc. (b)                                                7,774              87,768
MKS Instruments, Inc. (b)                                                  8,023             125,560
Mykrolis Corp (b)                                                          8,368             110,374
OmniVision Technologies, Inc. (b)                                         14,708             238,711
ON Semiconductor Corp. (b)                                                27,808             101,777
Oplink Communications, Inc. (b)                                           22,081              33,342
Optical Communication Products, Inc. (b)                                   1,017               2,014
OSI Systems, Inc. (b)                                                      4,396              71,831
Pericom Semiconductor Corp. (b)                                            4,900              41,111
Photronics Corp. (b)                                                       7,472             112,080
Pixelworks, Inc. (b)                                                       9,830              92,304
Power Integrations, Inc. (b)                                               6,831             125,007
Rudolph Technologies, Inc. (b)                                             3,100              48,825
Semitool, Inc. (b)                                                         3,318              33,014
Sigmatel, Inc. (b)                                                         6,500             256,165
Silicon Image, Inc. (b)                                                   18,006             214,451
Silicon Storage Technology, Inc. (b)                                      19,784              90,809
Siliconix, Inc. (b)                                                        1,400              42,378
SIPEX Corp. (b)                                                            5,700              14,706
SiRF Technology Holdings, Inc. (b)                                         1,400              14,770
Skyworks Solutions Co. (b)                                                36,437             276,556
Staktek Holdings, Inc. (b)                                                   500               2,020
Supertex, Inc. (b)                                                         1,120              21,381
Tessera Technologies, Inc. (b)                                             6,568             255,495
Transmeta Corp. (b)                                                       43,700              48,070
TriQuint Semiconductor, Inc. (b)                                          29,139              98,490
Ultratech Stepper, Inc. (b)                                                5,950              88,120
Veeco Instruments, Inc. (b)                                                6,342             110,922
Vitesse Semiconductor Corp. (b)                                           56,788             164,685
                                                                                     ---------------
                                                                                           6,676,475
                                                                                     ---------------
SERVICES (1.1%)
Alderwoods Group, Inc. (b)                                                11,441             137,692
aQuantive, Inc. (b)                                                       13,259             122,911
Arbitron, Inc. (b)                                                         7,543             308,510
Central Parking Corp.                                                      3,979              56,820
Clark, Inc. (b)                                                            3,400              45,798
Coinstar, Inc. (b)                                                         5,938             148,450
Cornell Cos., Inc. (b)                                                     4,500              68,355
CyberGuard Corp. (b)                                                       2,583              15,162
First Advantage Corp., Class A (b)                                         1,736              37,324
FTI Consulting, Inc. (b)                                                   9,075             176,055
Geo Group, Inc. (The) (b)                                                  2,300              68,885
Healthcare Services Group, Inc.                                            3,000              58,500
Labor Ready, Inc. (b)                                                     10,094             159,889
Manhattan Associates, Inc. (b)                                             8,400             184,380
MasTec, Inc. (b)                                                           3,371              29,968
National Healthcare Corp.                                                  1,100              36,014
NDCHealth Corp.                                                            8,723             135,730
Perini Corp. (b)                                                           2,283              39,450
Perot Systems Corp., Class  A (b)                                         19,483             287,374
Quanta Services, Inc. (b)                                                 19,568             146,369

Rollins, Inc.                                                              4,774             118,395
Secure Computing Corp. (b)                                                 9,750              92,430
Sotheby's Holdings, Inc. (b)                                               9,978             179,005
Stewart Enterprises, Inc., Class A (b)                                    24,872             159,678
Tetra Tech, Inc. (b)                                                      15,267             226,410
URS Corp. (b)                                                              8,524             240,462
Vertrue, Inc. (b)                                                          1,900              71,288
Volt Information Sciences, Inc. (b)                                        1,405              44,876
                                                                                     ---------------
                                                                                           3,396,180
                                                                                     ---------------
STEEL (0.9%)
AK Steel Holding Corp. (b)                                                26,400             383,064
Allegheny Technologies, Inc.                                              23,175             556,200
Carpenter Technology Corp.                                                 5,251             321,676
Maverick Tube Corp. (b)                                                   10,287             350,375
NS Group, Inc. (b)                                                         4,586             138,589
Oregon Steel Mills, Inc. (b)                                               7,071             168,926
Reliance Steel & Aluminum Co.                                              6,168             236,666
Ryerson Tull, Inc.                                                         7,274              96,526
Schnitzer Steel Industries, Inc.                                           5,479             188,752
Steel Dynamics, Inc.                                                       9,895             374,031
Wheeling-Pittsburgh Corp. (b)                                              2,040              70,992
                                                                                     ---------------
                                                                                           2,885,797
                                                                                     ---------------
TECHNOLOGY (1.4%)
Benchmark Electronics, Inc. (b)                                            9,963             318,517
Black Box Corp.                                                            3,982             185,282
CommScope, Inc. (b)                                                       10,817             162,580
Concur Technologies, Inc. (b)                                              5,300              42,347
CTS Corp.                                                                  8,137             108,303
Digi International, Inc. (b)                                               6,800             101,252
Digimarc Corp. (b)                                                         3,997              35,134
Digital Theater Systems, Inc. (b)                                          4,112              83,926
Dionex Corp. (b)                                                           5,125             303,349
EMS Technologies, Inc. (b)                                                 2,200              33,990
Excel Technology, Inc. (b)                                                 1,819              42,201
Input/Output, Inc. (b)                                                    15,181              95,640
Intergraph Corp. (b)                                                       9,818             291,693
Kanbay International, Inc. (b)                                             1,000              26,950
KEMET Corp. (b)                                                           20,006             169,051
Kronos, Inc. (b)                                                           8,177             439,676
Kulicke & Soffa Industries, Inc. (b)                                      12,368              82,495
Lattice Semiconductor Corp. (b)                                           28,045             125,922
Lionbridge Technologies, Inc. (b)                                         14,600              91,688
Medis Technologies, Inc. (b)                                               1,977              38,294
Merge Technologies, Inc. (b)                                               2,800              51,940
Micros Systems, Inc. (b)                                                   4,412             308,399
Monolithic System Technology, Inc. (b)                                     4,700              27,307
MTC Technologies, Inc. (b)                                                 1,362              44,238
Opsware, Inc. (b)                                                         12,408              71,222
Orbital Sciences Corp. (b)                                                12,622             128,240
Palatin Technologies, Inc. (b)                                            12,200              28,060
Plexus Corp. (b)                                                           9,094             104,763
Progress Software Corp. (b)                                                7,685             165,535
Salesforce.com, Inc. (b)                                                   1,850              25,345
Sonic Solutions (b)                                                        4,600              81,926
Symmetricom, Inc. (b)                                                      8,600              83,678
Varian Semiconductor Equipment                                             8,476             290,557
Associates, Inc. (b)
Varian, Inc. (b)                                                           8,369             334,174
Wilson Greatbatch Technologies, Inc. (b)                                   5,430              96,654
                                                                                     ---------------
                                                                                           4,620,328
                                                                                     ---------------

TELECOMMUNICATIONS (1.3%)
Airgate PCS, Inc. (b)                                                      2,102              76,870
Airspan Networks, Inc. (b)                                                 6,500              28,145
Alamosa Holdings, Inc. (b)                                                19,164             245,299
Alaska Communications Systems                                                200               1,750
Holdings, Inc.
Align Technology, Inc. (b)                                                11,992             103,851
Anaren Microwave, Inc. (b)                                                 4,833              57,851
Applied Signal Technology, Inc.                                            2,998              88,351
Arris Group, Inc. (b)                                                     18,033             111,624
Aspect Communications Corp. (b)                                           10,987             122,615
Boston Communications Group, Inc. (b)                                      6,531              50,485
Broadwing Corp. (b)                                                        9,451              51,981
Carrier Access Corp. (b)                                                   6,352              46,878
Centennial Communications Corp. (b)                                        1,100               9,570
Cincinnati Bell, Inc. (b)                                                 54,979             233,661
Commonwealth Telephone Enterprises, Inc. (b)                               5,988             286,465
Comtech Telecommunications Corp. (b)                                       3,980             130,703
CT Communications, Inc.                                                    3,600              41,364
D&E Communications, Inc.                                                   2,500              29,625
Ditech Communications Corp. (b)                                            7,300              97,090
Dobson Communications Corp. (b)                                           30,840              56,746
Eagle Broadband, Inc. (b)                                                 26,400              13,464
Finisar Corp. (b)                                                         28,200              49,350
General Cable Corp. (b)                                                    9,500             114,665
General Communication, Inc. (b)                                           12,948             129,221
Golden Telecom, Inc.                                                       2,875              80,845
Infonet Services Corp., Class B (b)                                        6,500              13,260
InfoSpace, Inc. (b)                                                        7,734             365,121
InterVoice-Brite, Inc. (b)                                                 9,756             115,804
Iowa Telecommunications Services, Inc.                                     5,600             113,400
ITC^DeltaCom, Inc. (b)                                                       500                 545
KVH Industries, Inc. (b)                                                   4,931              49,902
Neon Communications, Inc. (b) (c) (d)                                        125                   0
NMS Communications Corp. (b)                                               7,400              46,620
North Pittsburgh Systems, Inc.                                             2,263              54,403
Premiere Global Services, Inc. (b)                                        16,715             164,308
Price Communications Corp. (b)                                            10,637             184,765
Primus Telecommunications Group, Inc. (b)                                 27,332              62,864
Regent Communications, Inc. (b)                                            5,931              31,167
SBA Communications Corp. (b)                                              14,200             121,552
Shenandoah Telecommunications Co.                                            746              20,784
SureWest Communications                                                    3,300              79,959
Talk America Holdings, Inc. (b)                                            8,720              57,029
Terremark Worldwide, Inc. (b)                                             47,800              29,636
Triton PCS Holdings, Inc. (b)                                              4,900              18,081
UbiquiTel, Inc. (b)                                                       16,300             113,937
Westell Technologies, Inc., Class A (b)                                   12,329              93,392
WJ Communications, Inc. (b)                                                9,600              33,456
XO Communications, Inc. (b) (c) (d)                                        5,400                   0
Zhone Technologies, Inc. (b)                                               7,100              14,768
                                                                                     ---------------
                                                                                           4,043,222
                                                                                     ---------------
TIRE & RUBBER (0.3%)
Bandag, Inc.                                                               2,587             125,211

Cooper Tire & Rubber Co.                                                  17,673             381,914
Goodyear Tire & Rubber Co. (The) (b)                                      39,587             611,223
                                                                                     ---------------
                                                                                           1,118,348
                                                                                     ---------------
TOBACCO (0.2%)
DIMON, Inc.                                                               15,061              99,252
Standard Commercial Corp.                                                  1,220              23,485
Star Scientific, Inc. (b)                                                  9,257              45,359
Universal Corp.                                                            6,847             323,589
Vector Group Ltd.                                                          6,720             109,133
                                                                                     ---------------
                                                                                             600,818
                                                                                     ---------------
TRANSPORTATION SERVICES (1.8%)
Alexander & Baldwin, Inc.                                                 11,208             515,568
AMERCO, Inc. (b)                                                           2,504             113,857
Arkansas Best Corp.                                                        6,180             248,251
Central Freight Lines, Inc. (b)                                            3,800              23,826
Covenant Transport, Inc., Class A (b)                                      3,203              66,446
EGL, Inc. (b)                                                              9,533             288,183
Forward Air Corp. (b)                                                      4,901             208,856
Genesee & Wyoming, Inc., Class A (b)                                       3,650              92,199
Greenbrier Companies, Inc.                                                   200               5,576
Gulfmark Offshore, Inc. (b)                                                4,900             120,197
Heartland Express, Inc.                                                   11,345             240,968
HUB Group, Inc., Class A (b)                                               2,235             121,718
Kansas City Southern Industries, Inc. (b)                                 14,979             261,533
Kirby Corp. (b)                                                            5,257             231,518
Knight Transportation, Inc.                                                7,697             189,346
Laidlaw International, Inc. (b)                                           23,918             520,695
Landstar System, Inc. (b)                                                 15,534             540,273
Marten Transport Ltd. (b)                                                    800              18,952
Navigant International, Inc. (b)                                           5,289              68,598
Offshore Logistics, Inc. (b)                                               4,900             156,359
Old Dominion Freight Line, Inc. (b)                                        3,453             122,064
Overnite Corp.                                                             7,406             228,697
Overseas Shipholding Group, Inc.                                           6,587             367,620
P.A.M. Transportation Services, Inc. (b)                                   1,200              21,840
Pacer International, Inc. (b)                                              8,354             163,404
Pegasus Solutions, Inc. (b)                                                5,735              68,705
Quality Distribution, Inc. (b)                                             2,548              22,270
RailAmerica, Inc. (b)                                                      8,719             113,085
SCS Transportation, Inc. (b)                                               4,225              98,950
Seabulk International, Inc. (b)                                            1,100              14,377
Swift Transportation Co., Inc. (b)                                        13,570             302,611
U.S. Xpress Enterprises, Inc. (b)                                          1,700              50,881
Werner Enterprises, Inc.                                                  13,102             279,335
                                                                                     ---------------
                                                                                           5,886,758
                                                                                     ---------------
UTILITIES (1.3%)
Black Hills Corp.                                                          7,610             226,702
Calpine Corp. (b)                                                        107,660             358,508
Central Vermont Public Service Corp.                                       4,194              96,881
CH Energy Group, Inc.                                                      3,863             182,720
CMS Energy Corp. (b)                                                      52,041             547,993
Danielson Holding Corp. (b)                                                8,600              70,262
Duquesne Light Holdings, Inc.                                             20,384             378,327
Empire District Electric Co.                                               7,581             173,453
FuelCell Energy, Inc. (b)                                                 11,303             103,083
Headwaters, Inc. (b)                                                       8,844             281,239
IDACORP, Inc.                                                              9,974             302,112
Littlelfuse, Inc. (b)                                                      6,131             195,150

MGE Energy, Inc.                                                           4,063             145,902
Otter Tail Co.                                                             5,410             135,250
PNM Resources, Inc.                                                       14,691             370,654
Sierra Pacific Resources (b)                                              28,524             280,676
Time Warner Telecom, Inc. (b)                                             14,374              50,165
UIL Holdings Corp.                                                         3,228             159,302
UniSource Energy Corp.                                                     8,389             255,865
                                                                                     ---------------
                                                                                           4,314,244
                                                                                     ---------------
WAREHOUSING (0.0%)
Mobile Mini, Inc. (b)                                                      4,172             142,724
                                                                                     ---------------
WATER (0.2%)
American States Water Co.                                                  5,201             134,966
California Water Service Group                                             3,152             102,314
Connecticut Water Service, Inc.                                              911              24,296
Ionics, Inc. (b)                                                           4,470             196,054
Middlesex Water Co.                                                        3,116              56,867
Southwest Water Co.                                                        6,501              86,526
                                                                                     ---------------
                                                                                             601,023
                                                                                     ---------------
WIRELESS EQUIPMENT (0.4%)
Atheros Communications (b)                                                   800               8,640
InterDigital Communications Corp. (b)                                     13,100             233,965
Novatel Wireless, Inc. (b)                                                 5,104              60,993
Powerwave Technologies, Inc. (b)                                          23,505             184,984
Remec, Inc. (b)                                                           14,937             106,053
SpectraLink Corp.                                                          5,830              96,720
Universal Electronics, Inc. (b)                                            4,356              73,878
USA Mobility, Inc. (b)                                                     5,889             209,354
ViaSat, Inc. (b)                                                           4,823             107,360
Wireless Facilities, Inc. (b)                                              9,260              78,895
                                                                                     ---------------
                                                                                           1,160,842
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                      268,215,944
                                                                                     ---------------

CASH EQUIVALENTS (14.9%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds, in a joint trading account at 2.40%,
dated 01/31/05, due 02/01/05, repurchase price $47,474,524)           47,471,359          47,471,359
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    47,471,359
                                                                                     ---------------

CORPORATE BONDS (0.0%)
CONSTRUCTION & BUILDING MATERIALS (0.0%)
Brookfield Homes, 12.00%, 6/30/20                                            450                450
                                                                                     ---------------
TOTAL CORPORATE BONDS                                                                           450
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (23.2%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $    74,109,189          74,109,189
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                        74,109,189
                                                                                     ---------------

TOTAL INVESTMENTS (COST $351,492,168) (a) - 122.0%                                       389,796,942
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%                                          (70,166,905)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $   319,630,037
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)  Denotes a non-income producing security.

(c)  Fair Valued Security.

(d) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board Of Trustees.

At January 31, 2005, the Fund's open long futures contracts were as follows:

                                            Market Value      Unrealized
Number of        Long                        Covered By      Appreciation
Contracts     Contracts*      Expiration     Contracts      (Depreciation)
---------    ------------     ----------   -------------    --------------
165          Russell 2000      03/18/05    $  51,591,375    $   (1,272,700)

* Cash pledged as collateral.

GARTMORE INTERNATIONAL INDEX FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (96.2%)
AUSTRALIA (5.0%)
AIRLINES (0.0%)
Qantas Airways Ltd. (d)                                                   98,300             271,139
                                                                                     ---------------
BANKS (1.6%)
Australia & New Zealand Banking Group Ltd. (d)                           193,829           3,096,380
Commonwealth Bank of Australia (d)                                       136,948           3,557,920
Macquarie Bank Ltd. (d)                                                   31,844           1,205,526
National Australia Bank Ltd. (d)                                         180,647           4,147,973
Suncorp-Metway Ltd. (d)                                                   47,669             688,575
Westpac Banking Corp. Ltd. (d)                                           197,269           2,945,946
                                                                                     ---------------
                                                                                          15,642,320
                                                                                     ---------------
BEVERAGES (0.0%)
Southcorp Ltd. (b) (d)                                                     9,759              33,397
                                                                                     ---------------
BREWERY (0.1%)
Foster's Group Ltd. (d)                                                  222,533             897,891
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.2%)
Boral Ltd. (d)                                                            74,775             416,707
CSR Ltd. (d)                                                              99,098             192,780
James Hardie Industries NV (d)                                            55,800             298,557
Leighton Holdings Ltd. (d)                                                35,992             338,190
Rinker Group Ltd. (d)                                                     86,250             748,578
                                                                                     ---------------
                                                                                           1,994,812
                                                                                     ---------------
CASINO & GAMBLING (0.0%)
Aristocrat Leisure Ltd. (d)                                               55,697             472,579
                                                                                     ---------------
COMMERCIAL SERVICES (0.1%)
Brambles Industries Ltd. (d)                                             142,564             809,572
Mayne Nickless Ltd. (d)                                                   97,123             345,428
                                                                                     ---------------
                                                                                           1,155,000
                                                                                     ---------------
COMPUTER SOFTWARE/SERVICES (0.0%)
Computershare Ltd. (d)                                                       130                 596
                                                                                     ---------------
DIVERSIFIED (0.2%)
Futuris Corp. Ltd. (d)                                                    64,526             112,010
Orica Ltd. (d)                                                            13,358             198,754
Patrick Corp. Ltd. (d)                                                    53,942             260,554
Wesfarmers Ltd. (d)                                                       39,433           1,201,777
                                                                                     ---------------
                                                                                           1,773,095
                                                                                     ---------------
ENERGY (0.2%)
Australian Gas and Light Co. Ltd. (d)                                     34,781             370,446
Origin Energy Ltd. (d)                                                    30,424             164,203
Santos Ltd. (d)                                                           69,829             505,029
Woodside Petroleum Ltd. (d)                                               53,770             860,325
                                                                                     ---------------
                                                                                           1,900,003
                                                                                     ---------------
ENTERTAINMENT (0.1%)
TABCORP Holdings Ltd. (d)                                                 55,727             764,927
                                                                                     ---------------
FOOD PRODUCTS (0.2%)
Coles Myer Ltd. (d)                                                      141,374           1,016,763
Woolworths Ltd. (d)                                                      119,042           1,345,282
                                                                                     ---------------

                                                                                           2,362,045
                                                                                     ---------------
FOOD/BEVERAGE (0.0%)
Coca-Cola Amatil Ltd. (d)                                                 50,317             305,996
                                                                                     ---------------
HEALTHCARE (0.0%)
Cochlear Ltd. (d)                                                         13,722             275,961
                                                                                     ---------------
INDUSTRIAL (0.1%)
BHP Steel Ltd. (d)                                                        79,251             568,939
OneSteel Ltd. (d)                                                        116,163             249,390
                                                                                     ---------------
                                                                                             818,329
                                                                                     ---------------
INSURANCE (0.3%)
AMP Ltd. (d)                                                             200,746           1,186,667
AXA Asia Pacific Holdings Ltd. (d)                                       159,581             516,929
Insurance Australia Group Ltd. (d)                                       182,740             919,873
QBE Insurance Group Ltd. (d)                                              81,862             967,407
                                                                                     ---------------
                                                                                           3,590,876
                                                                                     ---------------
INVESTMENT COMPANY (0.1%)
Macquarie Infrastructure Group (d)                                       212,975             628,821
                                                                                     ---------------
MANUFACTURING (0.0%)
Ansell Ltd. (d)                                                           20,438             145,088
                                                                                     ---------------
METALS & MINING (0.3%)
Newcrest Mining Ltd. (d)                                                  35,611             470,346
Rio Tinto Ltd. (d)                                                        42,420           1,409,508
WMC Ltd. (d)                                                             133,155             631,781
WMC Resources Ltd. (d)                                                   168,762             938,778
                                                                                     ---------------
                                                                                           3,450,413
                                                                                     ---------------
MINERALS (0.5%)
BHP Billiton Ltd. (d)                                                    406,823           5,179,253
Iluka Resources Ltd. (d)                                                  25,244             122,453
                                                                                     ---------------
                                                                                           5,301,706
                                                                                     ---------------
MULTI-MEDIA (0.0%)
Publishing & Broadcasting Ltd. (d)                                        25,011             317,307
                                                                                     ---------------
PAPER PRODUCTS (0.1%)
Amcor Ltd. (d)                                                           130,006             715,780
Paperlinx Ltd. (d)                                                        35,326             124,163
                                                                                     ---------------
                                                                                             839,943
                                                                                     ---------------
PHARMACEUTICALS (0.1%)
CSL Ltd. (d)                                                              21,548             516,809
                                                                                     ---------------
PRINTING & PUBLISHING (0.1%)
John Fairfax Holdings Ltd. (d)                                           170,193             581,331
                                                                                     ---------------
PROPERTY TRUST (0.5%)
Centro Properties Group                                                   58,838             243,485
Commonwealth Property Office Fund                                        141,096             135,584
DB RREEF Trust                                                           111,277             111,242
Gandel Retail Trust (d)                                                  165,197             204,764
General Property Trust (d)                                               298,889             896,385
Investa Property Group (d)                                               192,571             320,862
Macquarie Goodman Industrial Trust (d)                                    35,220              64,947
Mirvac Group (d)                                                         112,511             410,803
Stockland Trust Group (d)                                                111,194             505,966
Westfield Group                                                          154,551           2,040,869
                                                                                     ---------------
                                                                                           4,934,907
                                                                                     ---------------
PUBLIC THOROUGHFARES (0.0%)
Transurban Group (d)                                                      63,967             409,104
                                                                                     ---------------
REAL ESTATE (0.1%)
Lend Lease Corp. Ltd. (d)                                                 62,691             662,727
                                                                                     ---------------
RETAIL (0.0%)
Harvey Norman Holdings Ltd. (d)                                           31,561              72,111
                                                                                     ---------------

TELECOMMUNICATIONS (0.1%)
Telstra Corp. Ltd. (d)                                                   272,927           1,045,087
                                                                                     ---------------
TRANSPORTATION (0.0%)
Toll Holdings Ltd. (d)                                                    38,985             399,028
                                                                                     ---------------
                                                                                          51,563,348
                                                                                     ---------------
AUSTRIA (0.3%)
AIRPORTS (0.0%)
Flughafen Wien AG (d)                                                          4                 288
                                                                                     ---------------
BANKS (0.1%)
Bank Austria Creditanstalt (d)                                             3,994             347,622
Ersete Bank Der Oesterreichischen Sparkassen AG (d)                       14,648             725,508
                                                                                     ---------------
                                                                                           1,073,130
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.0%)
Wienerberger AG (d)                                                        8,564             395,204
                                                                                     ---------------
ENERGY (0.1%)
OMV AG (d)                                                                 1,940             605,012
                                                                                     ---------------
INDUSTRIAL (0.0%)
VA Technologie AG (b) (d)                                                  3,852             323,089
                                                                                     ---------------
MANUFACTURING (0.0%)
RHI AG (b) (d)                                                             5,844             173,304
                                                                                     ---------------
PAPER PRODUCTS (0.0%)
Mayr-Melnhof Karton AG (d)                                                     7               1,154
                                                                                     ---------------
REAL ESTATE (0.0%)
Immofinanz Immobilien Anlagen AG (b) (d)                                   6,627              61,390
                                                                                     ---------------
STEEL (0.0%)
Boehler-Uddeholm AG (d)                                                    1,451             188,079
Voest-Alpine AG (d)                                                        1,846             140,092
                                                                                     ---------------
                                                                                             328,171
                                                                                     ---------------
TELECOMMUNICATIONS (0.1%)
Telekom Austria AG (d)                                                    29,942             563,366
                                                                                     ---------------
UTILITIES (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG (d)                               5               1,090
                                                                                     ---------------
                                                                                           3,525,198
                                                                                     ---------------
BELGIUM (1.3%)
BANKS (0.6%)
Dexia (d)                                                                 65,835           1,471,268
Fortis (d)                                                               135,395           3,657,336
KBC Bankverzekeringsholding (d)                                           12,266             948,892
                                                                                     ---------------
                                                                                           6,077,496
                                                                                     ---------------
BREWERY (0.1%)
Interbrew (d)                                                             18,176             674,934
                                                                                     ---------------
CHEMICALS (0.1%)
Solvay SA (d)                                                              5,227             561,048
                                                                                     ---------------
CONSUMER CYCLICALS (0.0%)
D' Ieteren NV (d)                                                            300              62,028
                                                                                     ---------------
DIVERSIFIED (0.1%)
Groupe Bruxelles Lambert SA (d)                                            7,503             625,814
                                                                                     ---------------
ELECTRONICS (0.0%)
Barco NV (d)                                                               2,408             220,170
                                                                                     ---------------
FOOD PRODUCTS (0.0%)
Colruyt NV (d)                                                             1,039             174,492
                                                                                     ---------------
METALS (0.0%)
Umicore (d)                                                                5,340             477,445
Umicore-Strip VVPR (d)                                                       106                  15
                                                                                     ---------------
                                                                                             477,460
                                                                                     ---------------

PHARMACEUTICALS (0.1%)
Omega Pharma SA (d)                                                        2,767             132,158
UCB SA (d)                                                                11,933             584,152
                                                                                     ---------------
                                                                                             716,310
                                                                                     ---------------
PHOTOGRAPHIC PRODUCTS (0.0%)
AGFA Gevaert NV (d)                                                       12,886             438,326
                                                                                     ---------------
REAL ESTATE (0.0%)
Cofinimmo (d)                                                                646             102,533
                                                                                     ---------------
RETAIL (0.1%)
Delhaize Le Lion SA (d)                                                   10,246             755,609
                                                                                     ---------------
TELECOMMUNICATIONS (0.1%)
Belgacom SA (b) (d)                                                       21,056             870,756
Mobistar SA (b) (d)                                                        1,253             110,664
                                                                                     ---------------
                                                                                             981,420
                                                                                     ---------------
TRANSPORTATION (0.0%)
Compagnie Maritime Belge SA (d)                                            5,335             154,806
Euronav SA                                                                 5,335             134,916
                                                                                     ---------------
                                                                                             289,722
                                                                                     ---------------
UTILITIES (0.1%)
Electrabel SA (d)                                                          2,997           1,321,330
                                                                                     ---------------
                                                                                          13,478,692
                                                                                     ---------------
DENMARK (0.8%)
BANKS (0.2%)
Danske Bank AS (d)                                                        54,613           1,596,516
                                                                                     ---------------
BREWERY (0.0%)
Carlsberg AG (d)                                                           5,426             257,297
                                                                                     ---------------
COMMERCIAL SERVICES (0.1%)
ISS International Service System AS (d)                                    9,563             545,892
                                                                                     ---------------
ELECTRONICS (0.0%)
Bang & Olufsen AS (d)                                                      2,517             169,063
Vestas Wind Systems AS (b) (d)                                            23,775             285,433
                                                                                     ---------------
                                                                                             454,496
                                                                                     ---------------
FOOD PRODUCTS (0.0%)
Danisco AS (d)                                                             7,475             442,753
                                                                                     ---------------
HEALTHCARE (0.0%)
Coloplast AS (d)                                                           2,990             158,476
                                                                                     ---------------
INSURANCE (0.0%)
Topdanmark AS (b) (d)                                                      2,500             177,731
                                                                                     ---------------
PHARMACEUTICALS (0.3%)
H. Lunbeck AS (d)                                                          1,799              36,159
Novo Nordisk AS, Class B (d)                                              28,042           1,497,435
Novozymes AS, Class B (d)                                                  2,574             123,182
                                                                                     ---------------
                                                                                           1,656,776
                                                                                     ---------------
SECURITY SERVICES (0.0%)
Group 4 Securicor PLC (b)                                                 85,993             228,974
                                                                                     ---------------
TELECOMMUNICATIONS (0.1%)
GN Store Nord AS (GN Great Nordic) (d)                                    38,270             412,733
TDC AS (d)                                                                25,822           1,074,188
                                                                                     ---------------
                                                                                           1,486,921
                                                                                     ---------------
TRANSPORTATION (0.1%)
Dampskibsselskabet Svendborg AS (d)                                          102             836,536
DSV, De Sammensluttede Vognmaend (d)                                       2,459             175,399
                                                                                     ---------------
                                                                                           1,011,935
                                                                                     ---------------
                                                                                           8,017,767
                                                                                     ---------------
FINLAND (1.4%)
COMPUTER SOFTWARE/SERVICES (0.0%)
TietoEnator Oyj (d)                                                        9,012             264,186
                                                                                     ---------------

FINANCIAL SERVICES (0.0%)
Sampo Insurance Co. Oyj (d)                                               38,372             508,465
                                                                                     ---------------
FOOD PRODUCTS (0.0%)
Kesko Oyj (d)                                                              6,438             165,876
                                                                                     ---------------
INDUSTRIAL (0.0%)
Metso Oyj (d)                                                             11,121             168,244
                                                                                     ---------------
INSURANCE (0.0%)
Pohjola Group PLC, Class D (d)                                             3,603              40,503
                                                                                     ---------------
MACHINERY & EQUIPMENT (0.1%)
KCI Konecranes Oyj (d)                                                     3,818             171,157
Kone Corporation, Class B (d)                                              5,325             414,055
                                                                                     ---------------
                                                                                             585,212
                                                                                     ---------------
MANUFACTURING (0.0%)
Amer Group Ltd. (d)                                                        6,171             101,277
Uponor Oyj (d)                                                             6,400             118,162
                                                                                     ---------------
                                                                                             219,439
                                                                                     ---------------
METAL FABRICATE/HARDWARE (0.0%)
Rautaruukki Oyj (d)                                                       18,670             197,118
                                                                                     ---------------
METALS (0.0%)
Outokumpu Oyj (d)                                                          2,868              50,811
                                                                                     ---------------
OIL & GAS (0.1%)
Fortum Oyj (d)                                                            43,169             772,121
                                                                                     ---------------
PAPER PRODUCTS (0.3%)
Stora Enso Oyj (d)                                                        67,835             978,324
UPM-Kymmene Oyj (d)                                                       68,807           1,452,371
                                                                                     ---------------
                                                                                           2,430,695
                                                                                     ---------------
PHARMACEUTICALS (0.0%)
Orion Oyj (d)                                                              7,784             127,924
                                                                                     ---------------
TELECOMMUNICATIONS (0.9%)
Elisa Oyj (b) (d)                                                          5,100              86,655
Nokia Oyj (d)                                                            526,422           8,053,708
                                                                                     ---------------
                                                                                           8,140,363
                                                                                     ---------------
TIRE & RUBBER (0.0%)
Nokian Renkaat Oyj (d)                                                     1,998             287,548
                                                                                     ---------------
                                                                                          13,958,505
                                                                                     ---------------
FRANCE (8.9%)
ADVERTISING (0.0%)
Publicis Groupe SA (d)                                                    11,137             350,994
                                                                                     ---------------
AEROSPACE/DEFENSE (0.2%)
European Aeronautic Defence and Space Co. (d)                             26,514             812,913
Thales SA (d)                                                             13,736             627,282
Zodiac SA (d)                                                              4,112             186,434
                                                                                     ---------------
                                                                                           1,626,629
                                                                                     ---------------
AIRLINES (0.0%)
Air France (d)                                                             9,281             170,021
                                                                                     ---------------
APPAREL (0.0%)
Hermes International (d)                                                     192              37,682
                                                                                     ---------------
AUTOMOTIVE (0.3%)
PSA Peugeot Citroen (d)                                                   21,931           1,365,430
Renault SA (d)                                                            19,801           1,617,548
Valeo SA (d)                                                               8,263             336,664
                                                                                     ---------------
                                                                                           3,319,642
                                                                                     ---------------
BANKS (1.3%)
Banque Nationale de Paris (d)                                             87,129           6,285,482
Credit Agricole SA (d)                                                    69,026           2,057,300
Societe BIC SA (d)                                                           107               5,856
Societe Generale (d)                                                      39,036           3,889,442
                                                                                     ---------------
                                                                                          12,238,080
                                                                                     ---------------

BUILDING & CONSTRUCTION (0.4%)
Compagnie Francaise d'Etudes et de                                         3,343             561,533
Construction Technip SA (d)
Imerys SA (d)                                                                688              57,529
Lafarge SA (d)                                                            21,688           2,239,035
Vinci SA (d)                                                              10,007           1,434,402
                                                                                     ---------------
                                                                                           4,292,499
                                                                                     ---------------
CHEMICALS (0.2%)
L'Air Liquide SA (d)                                                      12,017           2,066,948
                                                                                     ---------------
COMPUTER SOFTWARE/SERVICES (0.1%)
Atos Origin SA (b) (d)                                                     2,927             187,863
Business Objects SA (b) (d)                                               12,949             316,566
Cap Gemini SA (b) (d)                                                     19,355             626,465
Dassault Systems SA (d)                                                    3,845             179,230
                                                                                     ---------------
                                                                                           1,310,124
                                                                                     ---------------
COSMETICS/PERSONAL CARE (0.2%)
L'Oreal SA (d)                                                            32,428           2,429,623
                                                                                     ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.3%)
Alstom (b)                                                               456,209             422,231
Sagem SA (d)                                                               3,815              76,755
Schneider Electric SA (d)                                                 25,855           1,976,996
Thomson Multimedia (d)                                                    32,280             820,277
                                                                                     ---------------
                                                                                           3,296,259
                                                                                     ---------------
ENERGY (1.5%)
TotalFinaElf SA (d)                                                       65,576          14,095,480
                                                                                     ---------------
ENTERTAINMENT (0.3%)
Vivendi Universal SA (b) (d)                                             107,572           3,402,453
                                                                                     ---------------
FINANCIAL SERVICES (0.1%)
Pernod Ricard SA (d)                                                       7,275           1,029,765
                                                                                     ---------------
FOOD PRODUCTS (0.6%)
Carrefour SA (d)                                                          59,932           3,091,019
Casino Guichard Perrachon SA (d)                                           2,982             242,792
Groupe Danone (d)                                                         27,685           2,579,656
                                                                                     ---------------
                                                                                           5,913,467
                                                                                     ---------------
HEALTHCARE (0.9%)
Essilor International SA (d)                                              14,233           1,009,172
Sanofi-Synthelabo SA (d)                                                 106,195           7,908,753
                                                                                     ---------------
                                                                                           8,917,925
                                                                                     ---------------
HOTELS & LODGING (0.1%)
Accor SA (d)                                                              25,825           1,129,980
                                                                                     ---------------
INSURANCE (0.4%)
Axa (d)                                                                  148,030           3,594,685
CNP Assurances (d)                                                         1,152              82,293
                                                                                     ---------------
                                                                                           3,676,978
                                                                                     ---------------
MANUFACTURING (0.3%)
Compagnie de Saint-Gobain (d)                                             34,500           2,130,987
Compagnie Generale des Etablissements Michelin (d)                        19,523           1,262,938
                                                                                     ---------------
                                                                                           3,393,925
                                                                                     ---------------
PRINTING & PUBLISHING (0.1%)
Lagardere S.C.A. (d)                                                      13,650           1,029,892
                                                                                     ---------------
PUBLIC THOROUGHFARES (0.0%)
Autoroutes du Sud de la France (d)                                         3,410             185,638
                                                                                     ---------------
REAL ESTATE (0.1%)
Gecina SA (d)                                                              1,308             134,144
Klepierre (d)                                                              1,997             173,901
Unibail SA (d)                                                             5,917             704,207
                                                                                     ---------------
                                                                                           1,012,252
                                                                                     ---------------

RESTAURANTS (0.0%)
Sodexho Alliance SA (d)                                                   14,027             419,814
                                                                                     ---------------
RETAIL (0.1%)
Pinault-Printemps-Redoute SA (d)                                           9,792           1,032,295
                                                                                     ---------------
TELECOMMUNICATIONS (1.0%)
Alcatel SA (b) (d)                                                       126,084           1,808,352
Bouygues SA (d)                                                           23,965             938,749
France Telecom SA (d)                                                    160,578           5,042,673
LVMH Moet Louis Vuitton Hennessy SA (d)                                   25,998           1,806,913
                                                                                     ---------------
                                                                                           9,596,687
                                                                                     ---------------
TELEVISION (0.0%)
Societe Television Francaise 1 (d)                                        14,021             456,037
                                                                                     ---------------
UTILITIES (0.4%)
Suez SA (d)                                                               96,576           2,601,751
Veolia Environnement (d)                                                  36,346           1,301,042
                                                                                     ---------------
                                                                                           3,902,793
                                                                                     ---------------
                                                                                          90,333,882
                                                                                     ---------------
GERMANY (6.5%)
AIRLINES (0.1%)
Lufthansa AG (b) (d)                                                      41,256             575,017
                                                                                     ---------------
APPAREL (0.2%)
Adidas AG (d)                                                              6,408             957,854
Puma AG (d)                                                                2,450             601,981
                                                                                     ---------------
                                                                                           1,559,835
                                                                                     ---------------
AUTOMOTIVE (0.8%)
DaimlerChrysler AG (d)                                                    94,823           4,311,994
Deutsche Post AG (d)                                                      53,761           1,245,543
Porsche AG (d)                                                             1,201             783,431
Volkswagen AG (d)                                                         28,731           1,379,380
                                                                                     ---------------
                                                                                           7,720,348
                                                                                     ---------------
BANKS (0.8%)
Bayerische Vereins AG (b) (d)                                             75,566           1,657,290
Commerzbank AG (b) (d)                                                    58,902           1,252,662
Deutsche Bank AG (d)                                                      55,289           4,695,763
Hypo Real Estate Holding AG (b) (d)                                       14,177             560,341
                                                                                     ---------------
                                                                                           8,166,056
                                                                                     ---------------
CHEMICALS (0.7%)
BASF AG (d)                                                               57,270           3,918,750
Bayer AG (d)                                                              76,165           2,475,210
Henkel KGaA (d)                                                            6,351             569,117
Lanxess (b)                                                                    1                  10
                                                                                     ---------------
                                                                                           6,963,087
                                                                                     ---------------
COMPUTER SOFTWARE/SERVICES (0.3%)
Sap AG (d)                                                                21,950           3,400,711
                                                                                     ---------------
CONSTRUCTION MATERIALS & SUPPLIES (0.0%)
HeidelbergCement AG (d)                                                    3,695             248,056
                                                                                     ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.0%)
Epcos AG (b) (d)                                                           5,353              67,301
                                                                                     ---------------
FINANCIAL SERVICES (0.1%)
Deutsche Boerse AG (d)                                                    15,921             989,427
MLP AG (d)                                                                 2,663              46,252
                                                                                     ---------------
                                                                                           1,035,679
                                                                                     ---------------
HEALTHCARE (0.0%)
Fresenius Medical Care AG (d)                                              2,026             163,860
Fresenius Medical Care AG - Preferred                                        377              21,994
                                                                                     ---------------
                                                                                             185,854
                                                                                     ---------------

HOTELS & LODGING (0.0%)
Preussag AG (d)                                                           18,700             436,846
                                                                                     ---------------
INDUSTRIAL (0.8%)
Linde AG (d)                                                               9,053             574,196
MAN AG (d)                                                                11,459             473,173
Siemens AG (d)                                                            86,864           6,938,790
                                                                                     ---------------
                                                                                           7,986,159
                                                                                     ---------------
INSURANCE (0.6%)
Allianz AG (d)                                                            32,693           3,887,403
Muenchener Rueckversicherungs-Gesellschaft AG (d)                         18,943           2,161,872
                                                                                     ---------------
                                                                                           6,049,275
                                                                                     ---------------
MANUFACTURING (0.1%)
Continental AG (d)                                                        17,482           1,213,372
                                                                                     ---------------
METALS & MINING (0.1%)
Thyssen Krupp AG (d)                                                      36,516             779,155
                                                                                     ---------------
PERSONAL CARE (0.0%)
Beiersdorf AG (d)                                                            561              63,713
                                                                                     ---------------
PHARMACEUTICALS (0.2%)
Altana AG (d)                                                              8,633             507,199
Gehe AG (d)                                                                1,201              92,546
Merck KGaA (d)                                                             7,024             464,894
Schering AG (d)                                                           21,727           1,466,680
                                                                                     ---------------
                                                                                           2,531,319
                                                                                     ---------------
RETAIL (0.1%)
Douglas Holding AG (d)                                                     2,243              79,665
Karstadt AG (d)                                                           25,335             239,522
Metro AG (d)                                                              14,492             756,702
                                                                                     ---------------
                                                                                           1,075,889
                                                                                     ---------------
SEMICONDUCTORS (0.1%)
Infineon Technologies AG (b) (d)                                          71,175             659,933
                                                                                     ---------------
TELECOMMUNICATIONS (0.6%)
Deutsche Telecom AG (b) (d)                                              298,038           6,450,415
                                                                                     ---------------
UTILITIES (0.9%)
E.On AG (d)                                                               68,442           6,122,646
RWE AG (d)                                                                48,459           2,797,692
                                                                                     ---------------
                                                                                           8,920,338
                                                                                     ---------------
                                                                                          66,088,358
                                                                                     ---------------
GREECE (0.5%)
BANKS (0.4%)
Alpha Bank A.E. (d)                                                       29,396             992,488
Commercial Bank of Greece SA (d)                                           2,765              90,036
Eurobank (d)                                                              16,797             541,931
National Bank of Greece SA (d)                                            37,141           1,254,352
Piraeus Bank SA (d)                                                       16,041             295,026
                                                                                     ---------------
                                                                                           3,173,833
                                                                                     ---------------
BEVERAGES (0.0%)
Hellenic Bottling Co. SA (d)                                               5,270             124,210
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.0%)
Hellenic Technodomiki Tev SA (d)                                          11,986              68,122
Technical Olympic SA (d)                                                  12,569              74,429
                                                                                     ---------------
                                                                                             142,551
                                                                                     ---------------
CASINO & GAMBLING (0.0%)
Greek Organization of Football Prognostics (d)                            17,315             463,429
                                                                                     ---------------
ELECTRIC UTILITY (0.0%)
Public Power Corp. (d)                                                    11,359             331,304
                                                                                     ---------------
RETAIL (0.0%)
Folli-Follie SA (d)                                                        1,393              43,108

Germanos SA (d)                                                            7,900             244,538
Hellenic Duty Free Shops SA (d)                                            5,509             106,192
                                                                                     ---------------
                                                                                             393,838
                                                                                     ---------------
TELECOMMUNICATIONS (0.1%)
Cosmote Mobile Telecommunications SA (d)                                  16,139             305,892
Hellenic Telecommunication                                                28,530             509,640
Organization SA (d)
Intracom SA (d)                                                            9,223              51,709
                                                                                     ---------------
                                                                                             867,241
                                                                                     ---------------
TOBACCO (0.0%)
Papastratos Cigarette Co. (b) (d)                                          5,006             120,266
                                                                                     ---------------
                                                                                           5,616,672
                                                                                     ---------------
HONG KONG (1.5%)
AIRLINES (0.0%)
Cathay Pacific Airways Ltd. (d)                                           89,000             159,615
                                                                                     ---------------
BANKS (0.2%)
Bank of East Asia Ltd. (d)                                               176,400             526,020
BOC Hong Kong Holdings Ltd. (d)                                          433,600             797,852
Hang Seng Bank Ltd. (d)                                                   85,200           1,152,302
                                                                                     ---------------
                                                                                           2,476,174
                                                                                     ---------------
BROADCASTING & TELEVISION (0.0%)
Television Broadcasts Ltd. (d)                                            14,000              66,397
                                                                                     ---------------
CHEMICALS (0.0%)
Kingboard Chemical Holdings Ltd. (d)                                      66,000             147,562
                                                                                     ---------------
DISTRIBUTION (0.1%)
Esprit Asia Holdings Ltd. (d)                                             97,000             560,884
Li & Fung Ltd. (d)                                                       208,000             343,364
                                                                                     ---------------
                                                                                             904,248
                                                                                     ---------------
DIVERSIFIED OPERATIONS (0.1%)
Swire Pacific Ltd. (d)                                                   109,000             855,739
Wharf (Holdings) Ltd. (The) (d)                                           73,000             236,038
                                                                                     ---------------
                                                                                           1,091,777
                                                                                     ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
Hongkong Electric Holdings Ltd. (d)                                      154,000             686,844
Johnson Electric Holdings Ltd. (d)                                       163,600             156,452
                                                                                     ---------------
                                                                                             843,296
                                                                                     ---------------
FINANCIAL SERVICES (0.0%)
Hong Kong Exchanges & Clearing Ltd. (d)                                  162,000             404,115
                                                                                     ---------------
INDUSTRIAL (0.2%)
Hutchison Whampoa Ltd. (d)                                               209,000           1,902,107
                                                                                     ---------------
MANUFACTURING (0.0%)
Techtronic Industries Co. Ltd. (d)                                        36,500              81,601
Yue Yuen Industrial Holdings Ltd. (d)                                     33,000              86,189
                                                                                     ---------------
                                                                                             167,790
                                                                                     ---------------
PRINTING & PUBLISHING (0.0%)
South China Morning Post Ltd. (d)                                          4,000               1,845
                                                                                     ---------------
REAL ESTATE (0.6%)
Cheung Kong Holdings Ltd. (d)                                            193,000           1,769,732
Hang Lung Properties Ltd. (d)                                            372,000             558,158
Henderson Land Development Co. Ltd. (d)                                   78,300             371,470
Hopewell Holdings Ltd. (d)                                                71,581             180,793
New World Developments Co. (d)                                           406,531             396,786
Sino Land Co. Ltd. (d)                                                   296,000             263,828
Sun Hung Kai Properties Ltd. (d)                                         161,000           1,491,064
                                                                                     ---------------
                                                                                           5,031,831
                                                                                     ---------------
RETAIL (0.0%)
Giordano International Ltd. (d)                                          157,200              97,214
                                                                                     ---------------

SEMICONDUCTORS (0.0%)
ASM Pacific Technology Ltd. (d)                                           18,800              70,595
                                                                                     ---------------
TELECOMMUNICATIONS (0.0%)
Hutchison Telecommunications International Ltd. (b)                      145,000             130,130
PCCW Ltd. (d)                                                            377,700             213,093
                                                                                     ---------------
                                                                                             343,223
                                                                                     ---------------
TRANSPORTATION (0.0%)
MTR Corp. Ltd. (d)                                                        15,214              23,895
Orient Overseas International (d)                                         21,600              81,106
                                                                                     ---------------
                                                                                             105,001
                                                                                     ---------------
UTILITIES (0.2%)
CLP Holdings Ltd. (d)                                                    195,600           1,110,794
Hong Kong & China Gas Co. Ltd. (d)                                       404,100             838,988
                                                                                     ---------------
                                                                                           1,949,782
                                                                                     ---------------
                                                                                          15,762,572
                                                                                     ---------------
IRELAND (0.9%)
AIRLINES (0.0%)
Ryanair Holdings PLC (b) (d)                                               3,804              31,407
                                                                                     ---------------
BANKS (0.5%)
Allied Irish Banks PLC (d)                                               105,360           2,094,829
Bank of Ireland (d)                                                      123,357           1,964,160
Depfa Bank PLC (d)                                                        29,868             525,771
                                                                                     ---------------
                                                                                           4,584,760
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.2%)
CRH PLC (d)                                                               66,659           1,767,704
Kingspan Group PLC (d)                                                    23,341             229,440
                                                                                     ---------------
                                                                                           1,997,144
                                                                                     ---------------
CONSUMER PRODUCTS (0.0%)
Waterford Wedgewood PLC (b) (d)                                              496                  45
                                                                                     ---------------
DIVERSIFIED (0.0%)
DCC PLC (d)                                                                2,464              55,741
                                                                                     ---------------
FINANCIAL SERVICES (0.1%)
Irish Life & Permanent PLC (d)                                            29,280             525,510
                                                                                     ---------------
FOOD PRODUCTS (0.0%)
Greencore Group PLC (d)                                                   40,796             175,000
Kerry Group PLC (d)                                                       13,385             315,834
                                                                                     ---------------
                                                                                             490,834
                                                                                     ---------------
PHARMACEUTICALS (0.1%)
Elan Corp. PLC (b) (d)                                                    41,960           1,121,506
                                                                                     ---------------
RETAIL (0.0%)
Grafton Group PLC (b)                                                     37,794             461,626
                                                                                     ---------------
                                                                                           9,268,573
                                                                                     ---------------
ITALY (4.2%)
AEROSPACE/DEFENSE (0.1%)
Finmeccanica SpA (d)                                                     642,173             600,499
                                                                                     ---------------
APPAREL (0.0%)
Benetton Group SpA (d)                                                       876              11,437
                                                                                     ---------------
AUTOMOTIVE (0.1%)
Fiat SpA (b) (d)                                                          75,957             630,593
                                                                                     ---------------
BANKS (1.1%)
Banc Monte Dei Paschi Di Seina SpA (d)                                    58,331             188,408
Banca Antonveneta SpA (b) (d)                                             35,023             915,277
Banca di Roma SpA (d)                                                    201,487             911,569
Banca Intesa SpA (d)                                                      47,090             194,605
Banca Nazionale del Lavoro (BNC) (b) (d)                                 262,314             705,453
Banche Popolari Unite Scrl (d)                                            32,986             673,893
Banco Popolare di Verona e Novara Scrl (d)                                28,601             549,909

FinecoGroup SpA (b) (d)                                                    1,818              14,876
IntesaBci SpA (d)                                                        341,818           1,589,018
Mediobanca SpA (d)                                                        48,876             830,565
San Paolo IMI SpA (d)                                                    118,878           1,661,276
UniCredito Italiano SpA (d)                                              534,295           2,940,692
                                                                                     ---------------
                                                                                          11,175,541
                                                                                     ---------------
BROADCASTING & TELEVISION (0.1%)
Mediaset SpA (d)                                                          83,443           1,163,361
                                                                                     ---------------
ENERGY (0.7%)
Eni SpA (d)                                                              281,403           6,862,386
                                                                                     ---------------
FINANCIAL SERVICES (0.1%)
Banca Fideuram SpA (d)                                                    68,553             373,731
Mediolanum SpA (d)                                                        38,558             285,399
                                                                                     ---------------
                                                                                             659,130
                                                                                     ---------------
GAS-TRANSPORTATION (0.1%)
Snam Rete Gas SpA (d)                                                    144,059             856,225
                                                                                     ---------------
INSURANCE (0.5%)
Alleanza Assicurazioni SpA (d)                                            50,574             684,931
Assicurazioni Generali SpA (d)                                           104,153           3,450,126
Riunione Adriatica di Sicurta SpA (d)                                     33,786             764,162
                                                                                     ---------------
                                                                                           4,899,219
                                                                                     ---------------
MEDICAL PRODUCTS (0.0%)
Luxottica Group SA (d)                                                     5,687             123,473
                                                                                     ---------------
MULTI-MEDIA (0.0%)
Seat Pagine Gialle SpA (d)                                               165,904              72,842
Telecom Italia Media SpA (b) (d)                                         308,068             151,415
                                                                                     ---------------
                                                                                             224,257
                                                                                     ---------------
PHARMACEUTICALS (0.0%)
Banca Popolare de Milano (d)                                              44,753             396,578
                                                                                     ---------------
PRINTING & PUBLISHING (0.0%)
Gruppo Editorale L'Espresso SA (d)                                         5,450              32,279
                                                                                     ---------------
PUBLIC THOROUGHFARES (0.1%)
Autostrade SpA (d)                                                        37,909           1,095,614
                                                                                     ---------------
RESTAURANTS (0.0%)
Autogrill SpA (b) (d)                                                     12,474             198,950
                                                                                     ---------------
RETAIL (0.0%)
Bulgari SpA (d)                                                           14,516             178,899
                                                                                     ---------------
TELECOMMUNICATIONS (0.9%)
Telecom Italia Mobile SpA (d)                                            521,656           3,634,861
Telecom Italia SpA (d)                                                   907,603           3,599,306
Telecom Italia SpA RNC (d)                                               610,384           1,959,288
Tiscali SpA (b) (d)                                                       67,789             229,098
                                                                                     ---------------
                                                                                           9,422,553
                                                                                     ---------------
TIRE & RUBBER (0.0%)
Pirelli & C. SpA (d)                                                     198,881             283,154
                                                                                     ---------------
UTILITIES (0.4%)
Edison SpA (b) (d)                                                        29,101              58,685
Enel SpA (d)                                                             398,950           3,752,673
Terna SpA                                                                189,936             524,274
                                                                                     ---------------
                                                                                           4,335,632
                                                                                     ---------------
                                                                                          43,149,780
                                                                                     ---------------
JAPAN (21.0%)
ADVERTISING (0.1%)
Dentsu, Inc. (d)                                                             231             584,537
                                                                                     ---------------
AGRICULTURE (0.1%)
Ajinomoto Co., Inc. (d)                                                   81,000             981,223
                                                                                     ---------------
AIRLINE SERVICES (0.1%)
All Nippon Airways Co. Ltd. (d)                                           54,000             203,388

Japan Airlines System Corp. (b) (d)                                       72,000             214,940
Yamato Transport Co. Ltd. (d)                                             61,000             913,209
                                                                                     ---------------
                                                                                           1,331,537
                                                                                     ---------------
APPAREL (0.0%)
Fast Retailing Co. Ltd. (d)                                                3,900             265,573
Gunze Ltd. (d)                                                            25,000             116,655
World Co. Ltd. (d)                                                           100               3,644
                                                                                     ---------------
                                                                                             385,872
                                                                                     ---------------
AUDIO/VIDEO PRODUCTS (0.0%)
Yamaha Corp. (d)                                                          17,900             273,218
                                                                                     ---------------
AUTOMOTIVE (2.3%)
Aisin Seiki Co. Ltd. (d)                                                  17,400             411,392
Denso Corp. (d)                                                           50,400           1,308,746
Hino Motors Ltd. (d)                                                       8,000              57,293
Honda Motor Co. Ltd. (d)                                                  80,600           4,214,511
NGK Spark Plug Co. (d)                                                    19,000             191,932
Nissan Motor Co. (d)                                                     262,300           2,772,015
Nok Corp. (d)                                                              7,000             200,936
Sanden Corp. (d)                                                          34,000             201,906
Toyoda Gosei Co. Ltd. (d)                                                  2,000              39,613
Toyota Industries Corp. (d)                                               12,000             290,522
Toyota Motor Co. Ltd. (d)                                                324,200          12,624,267
USS Co. Ltd. (d)                                                             800              66,230
Yamaha Motor Co. Ltd. (d)                                                 22,000             361,763
                                                                                     ---------------
                                                                                          22,741,126
                                                                                     ---------------
BANKS (2.0%)
77th Bank Ltd. (The) (d)                                                  12,000              86,954
Bank of Fukuoka Ltd. (The) (d)                                            74,000             472,152
Bank of Yokohama Ltd. (The) (d)                                          114,000             718,453
Chiba Bank (d)                                                            98,000             648,753
Daiwa Bank Holdings, Inc. (b) (d)                                        492,800           1,006,133
Gunma Bank Ltd. (d)                                                        8,000              47,215
Hokugin Financial Group, Inc. (d)                                        119,000             322,290
Joyo Bank (d)                                                             34,000             178,120
Mitsubishi Tokyo Financial Group, Inc. (d)                                   535           5,061,718
Mitsui Trust Holdings, Inc. (d)                                           66,000             697,674
Mizuho Financial Group, Inc. (d)                                             839           4,046,234
Shinsei Bank Ltd. (d)                                                     33,000             199,898
Shizuoka Bank Ltd. (The) (d)                                              41,000             414,984
Sumitomo Mitsui Financial Group, Inc. (d)                                    476           3,339,551
Suruga Bank Ltd. (The) (d)                                                 6,000              49,484
UFJ Holdings, Inc. (d)                                                       427           2,551,148
                                                                                     ---------------
                                                                                          19,840,761
                                                                                     ---------------
BEVERAGES (0.0%)
Ito En Ltd. (d)                                                            1,100              58,275
Takara Shuzo Co. Ltd. (d)                                                  3,000              25,690
Yakult Honsha Co. Ltd. (d)                                                14,000             250,592
                                                                                     ---------------
                                                                                             334,557
                                                                                     ---------------
BREWERY (0.2%)
Asahi Breweries Ltd. (d)                                                  62,000             774,435
Kirin Brewery Co. Ltd. (d)                                                53,000             536,585
Sapporo Holdings Ltd. (d)                                                 64,000             296,694
                                                                                     ---------------
                                                                                           1,607,714
                                                                                     ---------------
BROADCASTING & TELEVISION (0.0%)
Fuji Television Network, Inc. (d)                                             80             175,287
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.8%)
Asahi Glass Co. Ltd. (d)                                                  82,700             871,862
Central Glass Co. Ltd. (d)                                                 5,000              35,373
Daikin Industries Ltd. (d)                                                29,000             781,169
Daiwa House Industry Co. Ltd. (d)                                         64,000             739,907

Hitachi Construction Machinery Co. Ltd. (d)                               23,000             329,074
Kajima Corp. (d)                                                         110,000             485,147
Keio Teito Electric Railway Co. Ltd. (d)                                  59,200             351,782
Komatsu Ltd. (d)                                                         127,000             942,840
Matsushita Electric Works Ltd. (d)                                        37,284             332,306
Nippon Sheet Glass Co. Ltd. (d)                                           42,000             181,651
Nippon Yusen Kabushiki Kaisha (d)                                         99,900             555,323
Nishimatsu Construction Co. Ltd. (d)                                      25,600              93,689
Obayashi Corp. (d)                                                        62,500             400,388
Sanwa Shutter Corp. (d)                                                   36,000             204,345
Sekisui House Ltd. (d)                                                    65,000             753,552
Shimizu Corp. (d)                                                         52,000             258,149
Sumitomo Osaka Cement Co. Ltd. (d)                                        39,400              97,703
Taiheiyo Cement Corp. (d)                                                111,000             291,355
Taisei Construction Corp. (d)                                             96,000             374,366
Toda Corp. (d)                                                            44,000             227,894
Tostem Inax Holding Corp. (d)                                             17,000             309,973
                                                                                     ---------------
                                                                                           8,617,848
                                                                                     ---------------
CHEMICALS (0.9%)
Asahi Kasei Corp. (d)                                                     89,000             439,696
Hitachi Chemical Co. Ltd. (d)                                              2,000              34,219
Ishihara Sangyo Kaisha Ltd. (d)                                           72,000             166,925
Kaneka Corp. (d)                                                          40,000             445,700
Kansai Paint Co. Ltd. (d)                                                 30,000             187,376
Kuraray Co. (d)                                                           39,400             362,924
Mitsubishi Chemical Corp. (d)                                            241,000             765,545
Mitsubishi Gas Chemical Co. Ltd. (d)                                       5,000              23,575
Mitsui Chemicals, Inc. (d)                                                64,100             370,236
Nippon Kayaku Co. Ltd. (d)                                                20,000             114,634
Nippon Shokubai Co. Ltd. (d)                                              16,000             138,414
Nissan Chemical Industries Ltd. (d)                                       26,000             218,937
Nitto Denko Corp. (d)                                                     18,610             990,819
Sekisui Chemical Co. Ltd. (d)                                             43,800             342,026
Shin-Etsu Chemical Co. Ltd. (d)                                           43,700           1,727,624
Showa Denko K.K. (d)                                                     129,000             307,787
Sumitomo Bakelite Co. Ltd. (d)                                            22,000             138,649
Sumitomo Chemical Co. Ltd. (d)                                           152,200             786,601
Toray Industries, Inc. (d)                                               134,000             624,932
Tosoh Corp. (d)                                                           88,000             404,066
Ube Industries Ltd. (b) (d)                                              124,000             226,355
                                                                                     ---------------
                                                                                           8,817,040
                                                                                     ---------------
COMMERCIAL SERVICES (0.2%)
Goodwill Group, Inc. (d)                                                      86             225,185
Nichii Gakkan Co. (d)                                                      7,900             269,913
NTT Data Corp. (d)                                                            82             282,429
Secom Co. (d)                                                             28,000           1,113,588
TIS, Inc. (d)                                                              4,700             208,416
                                                                                     ---------------
                                                                                           2,099,531
                                                                                     ---------------
COMPUTER HARDWARE (0.4%)
Fujitsu Ltd. (d)                                                         167,000             970,211
NEC Corp. (d)                                                            216,000           1,240,513
NEC Electronics Corp. (d)                                                  5,000             252,785
Toshiba Corp. (d)                                                        362,000           1,466,132
                                                                                     ---------------
                                                                                           3,929,641
                                                                                     ---------------
COMPUTER SOFTWARE/SERVICES (0.5%)
Capcom Co. Ltd. (d)                                                       12,400             119,632
CSK Corp. (d)                                                              8,000             362,849
Fuji Soft ABC, Inc. (d)                                                    5,200             170,764
Hitachi Software Engineering Co. Ltd. (d)                                  3,100              59,686
Konami Co. Ltd. (d)                                                        9,100             202,467
Meitec Corp. (d)                                                           3,800             140,607

Net One Systems Co. Ltd. (d)                                                  68             267,400
Nomura Research Institute Ltd. (d)                                         2,300             227,763
OBIC Co. Ltd. (d)                                                            100              20,439
Oracle Corp. (d)                                                             900              45,116
Rakuten, Inc. (b)                                                            666             624,445
Softbank Corp. (d)                                                        27,300           1,291,299
Trend Micro, Inc. (d)                                                     12,500             560,348
Yahoo Japan Corp. (b) (d)                                                    159             806,668
                                                                                     ---------------
                                                                                           4,899,483
                                                                                     ---------------
CONSUMER PRODUCTS (0.0%)
Bandai Co. Ltd. (d)                                                        2,300              49,543
Onward Kashiyama Co. Ltd. (d)                                             10,000             153,984
                                                                                     ---------------
                                                                                             203,527
                                                                                     ---------------
CONTAINERS (0.0%)
Toyo Seikan Kaisha Ltd. (d)                                               15,200             293,709
                                                                                     ---------------
COSMETICS & TOILETRIES (0.0%)
Kanebo Ltd. (b)                                                           16,000             214,199
Uni-Charm Corp. (d)                                                        6,100             274,854
                                                                                     ---------------
                                                                                             489,053
                                                                                     ---------------
ELECTRIC UTILITIES (0.0%)
Alps Electric Co. Ltd. (d)                                                22,000             301,169
                                                                                     ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (3.1%)
Anritsu Corp. (d)                                                         21,000             162,553
Canon, Inc. (d)                                                           92,100           4,809,542
Casio Computer Co. Ltd. (d)                                               34,000             476,117
Dainippon Screen Manufacturing Co. Ltd. (d)                               43,000             269,508
Fujikura Ltd. (d)                                                         45,000             200,468
Furukawa Electric Co. Ltd. (b) (d)                                        77,300             414,177
Hirose Electric Co. Ltd. (d)                                               3,200             339,470
Hitachi Ltd. (d)                                                         331,000           2,203,431
Hoya Corp. (d)                                                            12,100           1,247,527
Keyence Corp. (d)                                                          2,980             683,912
Kyocera Corp. (d)                                                         18,800           1,355,777
Mabuchi Motor Co. Ltd. (d)                                                 2,900             198,717
Matsushita Electric Industrial Co. Ltd. (d)                              240,902           3,578,546
Mitsumi Electric Co. Ltd. (d)                                             17,000             184,174
Murata Manufacturing Co. (d)                                              25,700           1,343,715
NGK Insulators Ltd. (d)                                                   20,000             202,250
Nidec Corp. (d)                                                            5,200             584,439
Nintendo Co. (d)                                                          12,100           1,373,055
Omron Corp. (d)                                                           15,000             362,474
Pioneer Electronic Corp. (d)                                              27,200             463,970
Ricoh Co. Ltd. (d)                                                        62,900           1,110,370
Sanyo Electric Co. (d)                                                   162,200             527,894
Sharp Corp. (d)                                                          113,000           1,731,513
Sony Corp. (d)                                                           100,800           3,727,659
Stanley Electric Co. Ltd. (d)                                             21,000             320,461
Sumitomo Electric Industries Ltd. (d)                                     55,000             600,554
Taiyo Yuden Co. Ltd. (d)                                                  28,000             296,667
TDK Corp. (d)                                                             15,000           1,042,174
Uniden Corp. (d)                                                          11,000             211,092
Ushio, Inc. (d)                                                            3,000              61,013
Yokogawa Electric Co. Ltd. (d)                                            42,000             555,015
                                                                                     ---------------
                                                                                          30,638,234
                                                                                     ---------------
ENERGY (0.1%)
Nippon Oil Co. Ltd. (d)                                                  140,000             960,375
Teikoko Oil Co. Ltd. (d)                                                  57,000             358,392
TonenGeneral Sekiyu K.K. (d)                                               9,000              83,671
                                                                                     ---------------
                                                                                           1,402,438
                                                                                     ---------------

ENGINEERING (0.1%)
COMSYS Holdings Corp. (d)                                                 23,000             216,964
Mitsui Engineering & Shipbuilding Co. Ltd. (d)                           155,000             283,298
Takuma Co. Ltd. (d)                                                        7,100              56,137
                                                                                     ---------------
                                                                                             556,399
                                                                                     ---------------
ENTERTAINMENT (0.0%)
Namco Ltd. (d)                                                               200               2,548
Sankyo Co. Ltd. (d)                                                        2,000             108,202
Toho Co. Ltd. (d)                                                          2,400              38,445
                                                                                     ---------------
                                                                                             149,195
                                                                                     ---------------
FINANCIAL SERVICES (1.0%)
Acom Co. Ltd. (d)                                                          7,800             548,057
Aeon Credit Service Co. Ltd. (d)                                           2,500             175,813
Aiful Corp. (d)                                                            3,650             413,773
Credit Saison Co. (d)                                                     21,600             733,417
Daiwa Securities Ltd. (d)                                                161,000           1,090,693
Itochu Techno-Science Corp. (d)                                              400              15,634
JAFCO Co. Ltd. (d)                                                         1,000              67,615
Nikko Securities Co. Ltd. (d)                                            210,000             992,579
Nomura Securities Co. (d)                                                197,000           2,591,303
Orix Corp. (d)                                                             9,300           1,232,431
Promise Co. Ltd. (d)                                                       7,000             492,966
Sumitomo Trust & Banking Co. Ltd. (d)                                    123,000             835,959
Takefuji Corp. (d)                                                         9,280             651,226
                                                                                     ---------------
                                                                                           9,841,466
                                                                                     ---------------
FOOD PRODUCTS (0.3%)
Ariake Japan Co. Ltd. (d)                                                  6,500             167,963
Japan Tobacco, Inc. (d)                                                      122           1,296,818
Kikkoman Corp. (d)                                                        21,000             210,721
Meiji Seika Kaisha Ltd. (d)                                                6,000              27,937
Nippon Meat Packers, Inc. (d)                                             30,000             407,735
Nisshin Seifun Group, Inc. (d)                                            17,700             198,577
Nissin Food Products Co. Ltd. (d)                                         10,600             282,790
Q.P. Corp. (d)                                                            11,800             104,345
Snow Brand Milk Products Co. Ltd. (b) (d)                                 41,000             125,981
                                                                                     ---------------
                                                                                           2,822,867
                                                                                     ---------------
HEALTHCARE (0.1%)
Terumo Corp. (d)                                                          21,900             633,383
                                                                                     ---------------
HOLDING COMPANIES - DIVERSIFIED (0.1%)
JFE Holdings, Inc. (d)                                                    53,500           1,480,972
                                                                                     ---------------
HOUSEHOLD PRODUCTS (0.2%)
Kao Corp. (d)                                                             64,000           1,487,643
Shiseido Co. Ltd. (d)                                                     41,000             570,195
Toto Ltd. (d)                                                             36,000             327,363
                                                                                     ---------------
                                                                                           2,385,201
                                                                                     ---------------
IMPORT/EXPORT (0.5%)
Itochu Corp. (d)                                                         110,000             520,338
Marubenii Corp. (d)                                                      192,000             560,251
Mitsubishi Corp. (d)                                                     111,000           1,304,158
Mitsui & Co. Ltd. (d)                                                    160,000           1,484,711
Sojitz Holdings Corp. (b) (d)                                             60,167             256,097
Sumitomo Corp. (d)                                                       115,000             986,345
                                                                                     ---------------
                                                                                           5,111,900
                                                                                     ---------------
INDUSTRIAL (0.6%)
Ebara Corp. (d)                                                           27,500             127,442
Fanuc Co. Ltd. (d)                                                        16,200           1,092,734
JGC Corp. (d)                                                             29,000             277,847
Kawasaki Heavy Industries Ltd. (d)                                       156,000             257,591
Kubota Corp. (d)                                                          70,000             374,584
Minebea Co. Ltd. (d)                                                      52,000             226,445
Mitsubishi Heavy Industries Ltd. (d)                                     330,700             897,804

Nippon Steel Corp. (d)                                                   770,000           1,874,007
SMC Corp. (d)                                                              6,200             724,033
THK Co. Ltd. (d)                                                          12,600             251,383
                                                                                     ---------------
                                                                                           6,103,870
                                                                                     ---------------
INSURANCE (0.5%)
Millea Holdings, Inc. (d)                                                    173           2,387,820
Mitsui Sumito Insurance Co. (d)                                          148,300           1,300,948
T&D Holdings, Inc (b) (d)                                                 20,750             973,965
Yasuda Fire & Marine Insurance Co. Ltd. (d)                               84,900             833,508
                                                                                     ---------------
                                                                                           5,496,241
                                                                                     ---------------
MANUFACTURING (0.3%)
Amada Co. Ltd. (d)                                                        34,000             200,369
Amano Corp. (d)                                                           13,000             128,450
Ishikawajima-Harima Heavy Industries Co. Ltd. (b) (d)                    218,000             320,399
JSR Corp. (d)                                                             29,000             616,937
Kobe Steel Ltd. (d)                                                      150,000             239,157
Komori Corp. (d)                                                          10,000             153,006
Koyo Seiko Co. Ltd. (d)                                                   13,000             179,447
Makita Corp. (d)                                                           2,000              36,026
Nisshin Steel Co. Ltd. (d)                                               111,000             263,815
NTN Corp. (d)                                                             45,200             256,343
Shimano, Inc. (d)                                                          2,000              55,313
Sumitomo Heavy Industries Ltd. (b) (d)                                    68,000             304,786
                                                                                     ---------------
                                                                                           2,754,048
                                                                                     ---------------
METALS & MINING (0.3%)
Dowa Mining Co. Ltd. (d)                                                  29,600             203,485
Mitsubishi Material Corp. (d)                                            182,000             414,741
Mitsui Mining & Smelting Co. Ltd. (d)                                     80,000             377,129
Nippon Minings Holdings, Inc. (d)                                         99,500             504,387
NSK Ltd. (d)                                                              47,800             247,898
Sumitomo Metal & Mining Corp. (d)                                         74,000             509,233
Sumitomo Metal Industries Ltd. (d)                                       493,000             743,129
                                                                                     ---------------
                                                                                           3,000,002
                                                                                     ---------------
MULTI-MEDIA (0.0%)
Tokyo Broadcasting System, Inc. (d)                                        3,900              65,149
                                                                                     ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Seiko Epson Corp. (d)                                                     11,800             488,795
                                                                                     ---------------
PAPER PRODUCTS (0.1%)
Nippon Unipac Holding (d)                                                     59             254,589
Oji Paper Ltd. (d)                                                       110,000             620,562
                                                                                     ---------------
                                                                                             875,151
                                                                                     ---------------
PERSONAL CARE (0.0%)
Aderans Co. Ltd. (d)                                                       3,600              83,485
                                                                                     ---------------
PHARMACEUTICALS (1.1%)
Alfresa Holdings Corp. (d)                                                 3,900             154,446
Chugai Pharmaceutical Ltd. (d)                                            16,400             258,967
Daiichi Pharmaceuticals Co. (d)                                           26,400             610,623
Eisai Co. (d)                                                             28,000             908,529
Fujisawa Pharmaceutical Co. (d)                                           32,400             835,333
Kaken Pharmaceutical Co. Ltd. (d)                                         29,000             186,515
Kyowa Hakko Kogyo Co. Ltd. (d)                                            18,000             138,509
Sankyo Co. (d)                                                            43,100             959,533
Shionogi & Co. (d)                                                        47,400             597,161
Suzuken Co. Ltd. (d)                                                       1,100              29,210
Taisho Pharmacuetical Co. Ltd. (d)                                         9,000             189,316
Takeda Chemical Industries Ltd. (d)                                      104,300           4,947,672
Yamanouchi Pharmaceutical Co. Ltd. (d)                                    40,000           1,454,811
                                                                                     ---------------
                                                                                          11,270,625
                                                                                     ---------------

PHOTOGRAPHIC PRODUCTS (0.4%)
Fuji Photo Film Ltd. (d)                                                  57,000           2,053,485
Konica Corp. (d)                                                          48,900             613,935
Nikon Corp. (d)                                                           31,800             417,040
Olympus Optical Co. Ltd. (d)                                              34,000             709,499
                                                                                     ---------------
                                                                                           3,793,959
                                                                                     ---------------
PRINTING & PUBLISHING (0.2%)
Dai Nippon Printing Co. Ltd. (d)                                          76,000           1,199,009
Toppan Printing Co. Ltd. (d)                                              81,000             867,871
                                                                                     ---------------
                                                                                           2,066,880
                                                                                     ---------------
RAILROADS (0.5%)
Central Japan Railway Co. (d)                                                 80             648,407
East Japan Railway Co. (d)                                                   423           2,283,294
Keihin Electric Express Railway Co. Ltd. (d)                              10,000              62,779
Kinki Nippon Railway Co. Ltd. (d)                                        104,000             343,832
Odakyu Electric Railway Co. Ltd. (d)                                      86,000             496,762
Tobu Railway Co. Ltd. (d)                                                 41,000             161,501
West Japan Railway Co. (d)                                                   227             896,305
                                                                                     ---------------
                                                                                           4,892,880
                                                                                     ---------------
REAL ESTATE (0.5%)
Daito Trust Construction Co. Ltd. (d)                                      7,100             328,605
Japan Real Estate Investment Corp. (d)                                        19             161,616
Japan Retail Fund Investment Corp. (d)                                        37             312,938
MDI Corp. (d)                                                             20,675             377,280
Mitsubishi Estate Co. (d)                                                111,600           1,409,523
Mitsui Fudosan Co. Ltd. (d)                                               80,700           1,003,652
Nippon Building Fund, Inc. (d)                                                51             429,868
Sumitomo Realty & Development Co. Ltd. (d)                                55,000             769,525
Tokyu Land Corp. (d)                                                      79,000             363,977
                                                                                     ---------------
                                                                                           5,156,984
                                                                                     ---------------
RESORTS/THEME PARKS (0.0%)
Oriental Land Co. Ltd. (d)                                                 2,800             191,220
                                                                                     ---------------
RESTAURANTS (0.0%)
Saizeriya Co. Ltd. (d)                                                     6,400             100,843
Skylark Co. Ltd. (d)                                                       1,500              25,540
                                                                                     ---------------
                                                                                             126,383
                                                                                     ---------------
RETAIL (0.8%)
Aeon Co. Ltd. (d)                                                         70,000           1,175,957
Aoyama Trading Co., Inc. (d)                                               1,400              37,260
Citizen Watch Co. Ltd. (d)                                                49,000             444,386
Daimaru, Inc. (The) (d)                                                    6,000              52,439
FamilyMart Co. Ltd. (d)                                                    6,900             222,001
Isetan Co. Ltd. (d)                                                       34,000             403,485
Ito Yokado Co. (d)                                                        39,000           1,563,393
Lawson, Inc. (d)                                                           3,700             143,683
Marui Co. (d)                                                             52,000             693,740
Matsumotokiyoshi Co. Ltd. (d)                                              5,900             174,260
Mitsukoshi Ltd. (d)                                                       29,300             149,354
Ryohin Keikaku Co. Ltd. (d)                                                4,300             220,860
Seven - Eleven Japan Co. Ltd. (d)                                         37,700           1,143,832
Shimachu Co. Ltd. (d)                                                      4,000              97,692
Shimamura Co. Ltd. (d)                                                     2,000             144,603
Takashimaya Co. (d)                                                       47,000             451,031
Tokyo Style Co. (d)                                                        5,000              57,862
Uny Co. Ltd. (d)                                                          12,600             147,917
Yamada Denki Co. Ltd. (d)                                                 13,700             577,111
                                                                                     ---------------
                                                                                           7,900,866
                                                                                     ---------------
SCHOOLS (0.0%)
Benesse Corp. (d)                                                          2,300              82,187
                                                                                     ---------------
SEMICONDUCTORS (0.3%)
Advantest Corp. (d)                                                        9,900             826,643

Rohm Co. (d)                                                              12,400           1,128,179
Tokyo Electron Ltd. (d)                                                   21,000           1,223,306
                                                                                     ---------------
                                                                                           3,178,128
                                                                                     ---------------
TELECOMMUNICATIONS (0.6%)
Nippon Telegraph & Telephone Corp. (d)                                       597           2,511,634
NTT Docomo, Inc. (d)                                                       2,111           3,661,814
Oki Electric Industry Co. Ltd. (b) (d)                                    70,000             308,974
                                                                                     ---------------
                                                                                           6,482,422
                                                                                     ---------------
TEXTILE PRODUCTS (0.1%)
Mitsubishi Rayon Co. Ltd. (d)                                             53,000             183,173
Nisshinbo Industries, Inc. (d)                                            17,600             140,036
Teijin Ltd. (d)                                                          110,000             455,941
Toyobo Co. Ltd. (d)                                                      112,000             277,017
                                                                                     ---------------
                                                                                           1,056,167
                                                                                     ---------------
TIRE & RUBBER (0.1%)
Bridgestone Corp. (d)                                                     70,100           1,377,426
                                                                                     ---------------
TOYS (0.1%)
Sega Sammy Holdings, Inc. (b)                                             10,500             676,961
                                                                                     ---------------
TRANSPORTATION (0.3%)
Kamigumi Co. Ltd. (d)                                                     12,000              98,168
Kawasaki Kisen Kaisha Ltd. (d)                                            86,000             584,370
Mitsubishi Logistics Corp. (d)                                             8,400              89,952
Mitsui O.S.K. Lines Ltd. (d)                                             139,000             869,046
Nippon Express Co. Ltd. (d)                                              137,500             672,320
Seino Transportation Co. Ltd. (d)                                         36,000             338,273
Tokyo Corp. (d)                                                          105,400             581,378
                                                                                     ---------------
                                                                                           3,233,507
                                                                                     ---------------
UTILITIES (1.1%)
Chubu Electric Power Co., Inc. (d)                                        65,300           1,546,421
Electric Power Development Co. Ltd. (b)                                   21,200             633,203
Hokkaido Electric Power Co., Inc. (d)                                     18,200             360,640
Kansai Electric Power, Inc. (d)                                           82,700           1,604,999
Kyushu Electric Power Co., Inc. (d)                                       32,400             641,462
Mitsubishi Electric Co. (d)                                              140,600             692,590
Osaka Gas Co. Ltd. (d)                                                   175,000             529,072
Tohoku Electric Power Co. Ltd. (d)                                        33,700             599,536
Tokyo Electric Power Co. Ltd. (d)                                        131,200           3,129,978
Tokyo Gas Ltd. (d)                                                       292,400           1,208,815
                                                                                     ---------------
                                                                                          10,946,716
                                                                                     ---------------
                                                                                         214,228,940
                                                                                     ---------------
LUXEMBOURG (0.1%)
STEEL (0.1%)
Arcelor (d)                                                               64,373           1,438,028
                                                                                     ---------------
NETHERLANDS (4.8%)
BANKS (0.5%)
ABN Amro Holding NV (d)                                                  172,472           4,673,520
                                                                                     ---------------
BIOTECHNOLOGY (0.0%)
Qiagen NV (b) (d)                                                          4,818              51,612
                                                                                     ---------------
BUSINESS SERVICES (0.0%)
Vedior NV (d)                                                              8,580             152,356
                                                                                     ---------------
CHEMICALS (0.2%)
Akzo Nobel NV (d)                                                         26,392           1,103,939
DSM NV (d)                                                                12,133             755,780
                                                                                     ---------------
                                                                                           1,859,719
                                                                                     ---------------
COMMERCIAL SERVICES (0.0%)
Randstad Holding NV (d)                                                    1,201              47,009
                                                                                     ---------------
COMPUTER SERVICE (0.0%)
Getronics NV (b) (d)                                                     129,497             291,880
                                                                                     ---------------

DIVERSIFIED (0.0%)
Hagemeyer NV (b) (d)                                                      83,404             202,171
IHC Caland NV (d)                                                          3,691             233,139
                                                                                     ---------------
                                                                                             435,310
                                                                                     ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.5%)
Koninklijke Ahold NV (b) (d)                                             181,385           1,498,810
Philips Electronics NV (d)                                               140,206           3,662,372
                                                                                     ---------------
                                                                                           5,161,182
                                                                                     ---------------
ENERGY (1.4%)
Royal Dutch Petroleum Co. (d)                                            233,042          13,615,258
                                                                                     ---------------
FINANCIAL SERVICES (0.6%)
Euronext NV (d)                                                           12,456             397,158
ING Groep NV (d)                                                         210,547           6,071,236
                                                                                     ---------------
                                                                                           6,468,394
                                                                                     ---------------
FOOD PRODUCTS (0.6%)
Heineken NV (d)                                                           29,631           1,015,610
Koninklijke Numico NV (b) (d)                                             18,109             694,122
Unilever NV CVA (d)                                                       63,287           4,124,265
                                                                                     ---------------
                                                                                           5,833,997
                                                                                     ---------------
INSURANCE (0.2%)
Aegon NV (d)                                                             152,485           2,069,964
                                                                                     ---------------
PRINTING & PUBLISHING (0.2%)
Elsevier NV (d)                                                           85,017           1,146,706
Oce NV (d)                                                                    22                 338
VNU NV (d)                                                                29,070             849,824
Wolters Kluwer CVA (d)                                                    30,135             544,004
                                                                                     ---------------
                                                                                           2,540,872
                                                                                     ---------------
REAL ESTATE (0.1%)
Corio NV (d)                                                               4,554             265,953
Rodamco Europe NV (d)                                                      2,299             174,449
Wereldhave NV (d)                                                          1,655             170,740
                                                                                     ---------------
                                                                                             611,142
                                                                                     ---------------
SEMICONDUCTORS (0.2%)
ASML Holding NV (b) (d)                                                   63,045           1,032,170
STMicroelectronics NV (d)                                                 63,944           1,067,341
                                                                                     ---------------
                                                                                           2,099,511
                                                                                     ---------------
TELECOMMUNICATIONS (0.2%)
KPN NV (d)                                                               241,096           2,320,942
                                                                                     ---------------
TRANSPORTATION (0.1%)
TPG NV (d)                                                                51,471           1,410,809
                                                                                     ---------------
                                                                                          49,643,477
                                                                                     ---------------
NEW ZEALAND (0.2%)
AIRPORTS (0.0%)
Auckland International Airport Ltd. (d)                                    8,490              47,685
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.0%)
Fletcher Building Ltd. (d)                                                35,553             165,651
                                                                                     ---------------
ENTERTAINMENT (0.0%)
Sky City Entertainment Group Ltd. (d)                                     49,604             182,077
                                                                                     ---------------
FINANCIAL SERVICES (0.0%)
Tower Ltd. (b) (d)                                                        43,365              67,801
                                                                                     ---------------
HEALTHCARE (0.0%)
Fisher & Paykel Industries Ltd. (d)                                      116,830             262,539
                                                                                     ---------------
HOUSEHOLD PRODUCTS (0.0%)
Fisher & Paykel Appliances Holdings Ltd. (d)                              35,484             100,433
                                                                                     ---------------
PAPER PRODUCTS (0.0%)
Carter Holt Harvey Ltd. (d)                                                  349                 541
                                                                                     ---------------

RETAIL (0.0%)
Warehouse Group Ltd. (The) (d)                                            14,900              41,639
                                                                                     ---------------
TELECOMMUNICATIONS (0.2%)
Telecom Corp. of New Zealand Ltd. (d)                                    227,529             997,669
                                                                                     ---------------
WASTE DISPOSAL (0.0%)
Waste Management NZ Ltd. (d)                                              60,182             253,194
                                                                                     ---------------
                                                                                           2,119,229
                                                                                     ---------------
NORWAY (0.6%)
BANKS (0.1%)
DnB Holding ASA (d)                                                       80,019             734,081
                                                                                     ---------------
CHEMICALS (0.0%)
Yara International ASA (b) (d)                                            33,447             395,569
                                                                                     ---------------
FOOD PRODUCTS (0.1%)
Orkla ASA (d)                                                             20,951             687,037
                                                                                     ---------------
INDUSTRIAL (0.2%)
Norsk Hydro ASA (d)                                                       18,784           1,433,976
Tomra Systems ASA (d)                                                     50,564             266,397
                                                                                     ---------------
                                                                                           1,700,373
                                                                                     ---------------
INSURANCE (0.0%)
Storebrand ASA (d)                                                        25,700             227,610
                                                                                     ---------------
OIL & GAS (0.1%)
Statoil ASA (d)                                                           45,729             697,140
                                                                                     ---------------
PAPER PRODUCTS (0.0%)
Norske Skogsindustrier ASA (d)                                            12,934             253,413
                                                                                     ---------------
SHIPPING (0.0%)
Frontline Ltd. (d)                                                         8,033             401,853
                                                                                     ---------------
TELECOMMUNICATIONS (0.1%)
Tandberg ASA (d)                                                          19,305             209,472
Telenor ASA (d)                                                           93,934             865,875
                                                                                     ---------------
                                                                                           1,075,347
                                                                                     ---------------
TRANSPORTATION (0.0%)
Golden Ocean Group Ltd. (b)                                               24,099              14,224
                                                                                     ---------------
                                                                                           6,186,647
                                                                                     ---------------
PORTUGAL (0.3%)
AUTOMOTIVE (0.0%)
Brisa- Auto Estradas SA (d)                                               20,131             188,256
                                                                                     ---------------
BANKS (0.1%)
Banco Commercial Portuguese SA (d)                                       194,822             538,461
Banco Espirito Santo SA (d)                                                2,084              35,842
                                                                                     ---------------
                                                                                             574,303
                                                                                     ---------------
BUILDING PRODUCTS (0.0%)
CIMPOR-Cimentos de Portugal SGPS SA (d)                                   26,903             149,992
                                                                                     ---------------
FINANCIAL SERVICES (0.0%)
BPI-SGPS SA (d)                                                           35,288             144,965
                                                                                     ---------------
FOOD PRODUCTS (0.0%)
Jeronimo Martins SGPS SA (b) (d)                                              22                 299
                                                                                     ---------------
INDUSTRIAL (0.0%)
Sonae SGPS SA (d)                                                        179,588             273,958
                                                                                     ---------------
TELECOMMUNICATIONS (0.1%)
Portugal Telecom SA (d)                                                  106,961           1,325,809
PT Multimedia-Servicos de Telecomunicacoes e Multimedia (d)                2,703              70,580
                                                                                     ---------------
                                                                                           1,396,389
                                                                                     ---------------
UTILITIES (0.1%)
Electricidade de Portugal SA (d)                                         278,599             822,352
                                                                                     ---------------
                                                                                           3,550,514
                                                                                     ---------------

SINGAPORE (0.8%)
AEROSPACE/DEFENSE (0.0%)
Singapore Tech Engineering Ltd. (d)                                       39,000              57,215
                                                                                     ---------------
AIRLINES (0.0%)
Singapore Airlines Ltd. (d)                                               31,000             221,647
                                                                                     ---------------
BANKS (0.4%)
Development Bank of Singapore Ltd. (d)                                   121,500           1,173,871
Oversea-Chinese Banking Corp. Ltd. (d)                                   127,000           1,063,095
United Overseas Bank Ltd. (d)                                            128,200           1,090,225
                                                                                     ---------------
                                                                                           3,327,191
                                                                                     ---------------
BEVERAGES (0.0%)
Fraser & Neave Ltd. (d)                                                    7,200              73,420
                                                                                     ---------------
DISTRIBUTION/WHOLESALE (0.0%)
Jardine Cycle & Carriage Ltd. (d)                                          8,800              53,781
                                                                                     ---------------
DIVERSIFIED (0.1%)
Haw Par Corporation Ltd. (d)                                              36,226             111,792
Keppel Corp. (d)                                                          98,000             551,069
                                                                                     ---------------
                                                                                             662,861
                                                                                     ---------------
ENGINEERING (0.0%)
SembCorp Industries Ltd. (d)                                              99,100             112,125
                                                                                     ---------------
FINANCE (0.0%)
Singapore Exchange Ltd. (d)                                               78,300              89,946
                                                                                     ---------------
FINANCIAL SERVICES (0.0%)
Creative Technology Ltd. (d)                                               4,500              61,057
                                                                                     ---------------
HEALTHCARE (0.0%)
Parkway Holdings Ltd. (d)                                                233,000             223,537
                                                                                     ---------------
MANUFACTURING (0.0%)
Venture Manufacturing Ltd. (d)                                            30,000             287,709
                                                                                     ---------------
PRINTING & PUBLISHING (0.1%)
Singapore Press Holdings Ltd. (d)                                        249,500             679,993
                                                                                     ---------------
REAL ESTATE (0.1%)
Capitaland Ltd. (d)                                                      109,500             153,181
City Developments Ltd. (d)                                               105,000             439,135
United Overseas Land Ltd. (d)                                            150,000             197,971
                                                                                     ---------------
                                                                                             790,287
                                                                                     ---------------
SEMICONDUCTORS (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b) (d)                       258,000             162,152
ST Assembly Test Services Ltd. (b) (d)                                   119,000              67,597
                                                                                     ---------------
                                                                                             229,749
                                                                                     ---------------
SHIPPING (0.0%)
Singapore Post Ltd. (d)                                                  315,411             172,608
                                                                                     ---------------
TELECOMMUNICATIONS (0.1%)
Datacraft Asia Ltd. (b) (d)                                              107,000             132,650
Singapore Telecommunications Ltd. (d)                                    803,700           1,253,287
                                                                                     ---------------
                                                                                           1,385,937
                                                                                     ---------------
TRANSPORTATION (0.0%)
ComfortDelgro Corp. Ltd. (d)                                             189,220             173,281
                                                                                     ---------------
                                                                                           8,602,344
                                                                                     ---------------
SPAIN (3.9%)
ADVERTISING (0.0%)
Telefonica Publicidad e Informacion SA (d)                                28,982             257,606
                                                                                     ---------------
AIRLINE SERVICES (0.0%)
Iberia Lineas Aereas de Espana SA (d)                                     50,582             174,767
                                                                                     ---------------
BANKS (1.6%)
Banco Bilbao Vizcaya Argentaria SA (d)                                   346,541           5,845,886
Banco Popular Espanol SA (d)                                              21,122           1,401,483

Banco Santander Central                                                  645,027           7,656,132
                                                                                     ---------------
Hispanoamericano SA (d)
                                                                                          14,903,501
                                                                                     ---------------
BROADCASTING & TELEVISION (0.0%)
Antena 3 Television SA (b) (d)                                             2,597             199,048
Sogecable SA (b) (d)                                                       6,185             244,147
                                                                                     ---------------
                                                                                             443,195
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.1%)
Acciona SA (d)                                                             2,784             244,141
ACS, Actividades de Construccion y Servicios SA (d)                       32,311             809,819
Fomento De Construcciones Y Contrates SA (d)                               3,386             164,575
Grupo Ferrovial SA (d)                                                     3,703             221,372
                                                                                     ---------------
                                                                                           1,439,907
                                                                                     ---------------
COMPUTER SOFTWARE/SERVICES (0.0%)
Indra Sistemas SA (d)                                                     22,335             382,498
                                                                                     ---------------
ENERGY (0.3%)
Gamesa Corporacion Tecnologica SA (d)                                     15,455             221,157
Repsol SA (d)                                                            105,597           2,702,933
                                                                                     ---------------
                                                                                           2,924,090
                                                                                     ---------------
FOOD PRODUCTS (0.1%)
Altadis SA (d)                                                            33,212           1,449,953
                                                                                     ---------------
HOTELS & LODGING (0.0%)
NH Hoteles SA (d)                                                          5,728              78,437
                                                                                     ---------------
INSURANCE (0.0%)
Corporacion Mapfre SA (d)                                                 14,664             214,275
                                                                                     ---------------
METALS & MINING (0.0%)
Acerinox SA (d)                                                           27,048             412,200
                                                                                     ---------------
PHARMACEUTICALS (0.0%)
Zeltia SA (d)                                                              2,221              15,829
                                                                                     ---------------
PUBLIC THOROUGHFARES (0.0%)
Cintra Concesiones Infraestructuras de Transporte SA (b)                  27,818             329,986
                                                                                     ---------------
RAILROADS (0.1%)
Autopistas, Concesionaria Espanola SA (d)                                 27,994             635,219
                                                                                     ---------------
REAL ESTATE (0.0%)
Metrovacesa SA (d)                                                           863              42,562
Vallehermoso SA (d)                                                        7,811             124,849
                                                                                     ---------------
                                                                                             167,411
                                                                                     ---------------
RETAIL (0.1%)
Industria de Diseno Textil SA (d)                                         23,758             672,718
                                                                                     ---------------
TELECOMMUNICATIONS (1.0%)
Telefonica SA (d)                                                        486,389           8,853,300
                                                                                     ---------------
TRAVEL (0.0%)
Amadeus Global Travel Distribution SA (d)                                 37,459             353,487
                                                                                     ---------------
UTILITIES (0.6%)
Endesa SA (d)                                                            117,253           2,670,421
Gas Natural SA (d)                                                        17,060             493,352
Iberdrola SA (d)                                                          95,437           2,365,030
Union Electrica Fenosa SA (d)                                             23,168             624,783
                                                                                     ---------------
                                                                                           6,153,586
                                                                                     ---------------
                                                                                          39,861,965
                                                                                     ---------------
SWEDEN (2.3%)
AIRLINES (0.0%)
SAS AB (b) (d)                                                            16,675             157,321
                                                                                     ---------------
AUTOMOTIVE (0.2%)
Scania AB, B Shares (d)                                                   11,473             455,733

Volvo AB, Class A (d)                                                      5,027             196,485
Volvo AB, Class B (d)                                                     25,507           1,034,877
                                                                                     ---------------
                                                                                           1,687,095
                                                                                     ---------------
BANKS (0.5%)
Nordea AB (d)                                                            251,940           2,336,691
Skandiaviska Enskilda Banken AB (d)                                       65,824           1,173,617
Svenska Handelsbanken AB (d)                                              68,281           1,617,573
                                                                                     ---------------
                                                                                           5,127,881
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.1%)
Assa Abloy AB (d)                                                         40,265             637,768
Skanska AB (d)                                                            39,905             462,647
                                                                                     ---------------
                                                                                           1,100,415
                                                                                     ---------------
COMMERCIAL SERVICES (0.1%)
Securitas AB (d)                                                          39,095             618,586
                                                                                     ---------------
COMPUTER SOFTWARE/SERVICES (0.0%)
WM-data AB, Class B (d)                                                   29,093              62,880
                                                                                     ---------------
FINANCIAL SERVICES (0.0%)
D. Carnegie & Co. AB (d)                                                   6,186              73,151
                                                                                     ---------------
HOUSEHOLD PRODUCTS (0.1%)
Electrolux AB, B Shares (d)                                               34,203             728,728
                                                                                     ---------------
INDUSTRIAL (0.2%)
Atlas Copco AB, Class A (d)                                               16,506             769,119
Atlas Copco AB, Class B (d)                                                2,894             124,683
Sandvik AB (d)                                                            30,753           1,255,851
Trelleborg AB, Class B (d)                                                 5,022              80,955
                                                                                     ---------------
                                                                                           2,230,608
                                                                                     ---------------
INSURANCE (0.1%)
Skandia Forsakrings AB (d)                                               137,020             710,624
                                                                                     ---------------
MEDICAL INSTRUMENTS (0.0%)
Getinge AB, B Shares (d)                                                  26,004             338,825
                                                                                     ---------------
MEDICAL PRODUCTS (0.0%)
Gambro AB (d)                                                              6,354              93,249
                                                                                     ---------------
METALS (0.1%)
S.K.F. AB                                                                 15,247             701,611
                                                                                     ---------------
OIL & GAS (0.0%)
Lundin Petroleum AB (b) (d)                                               17,800             113,304
                                                                                     ---------------
PAPER PRODUCTS (0.1%)
Billerud (d)                                                              12,628             202,691
Svenska Cellusoa (d)                                                      17,942             687,019
                                                                                     ---------------
                                                                                             889,710
                                                                                     ---------------
PERSONAL CARE (0.0%)
Oriflame Cosmetics SA SDR (b) (d)                                         12,087             289,248
                                                                                     ---------------
PRINTING & PUBLISHING (0.0%)
Eniro AB (d)                                                               8,699              86,938
                                                                                     ---------------
REAL ESTATE (0.0%)
Castellum AB (d)                                                           3,900             130,055
Wihlborgs Fastigheter AB (d)                                               9,747             196,611
                                                                                     ---------------
                                                                                             326,666
                                                                                     ---------------
RETAIL (0.2%)
Hennes & Mauritz AB (d)                                                   56,128           1,854,111
                                                                                     ---------------
TELECOMMUNICATIONS (0.5%)
Ericsson SA (b) (d)                                                    1,559,517           4,579,274
Tele2 AB (d)                                                              12,717             435,653
Telia AB (d)                                                             221,560           1,257,535
                                                                                     ---------------
                                                                                           6,272,462
                                                                                     ---------------
TELEVISION (0.0%)
Modern Times Group AB, Class B (b)                                         5,519             146,928
                                                                                     ---------------

TOBACCO (0.1%)
Swedish Match AB (d)                                                      42,932             516,494
                                                                                     ---------------
                                                                                          24,126,835
                                                                                     ---------------
SWITZERLAND (5.5%)
AEROSPACE/DEFENSE (0.0%)
Unaxis Holdings AG (d)                                                     1,269             139,224
                                                                                     ---------------
BANKS (0.5%)
Credit Suisse Group (d)                                                  122,142           4,921,782
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.1%)
Geberit AG (d)                                                               225             167,683
Holcim Ltd. (d)                                                           19,470           1,217,849
                                                                                     ---------------
                                                                                           1,385,532
                                                                                     ---------------
CHEMICALS (0.3%)
Ciba Specialty Chemicals AG (d)                                            7,598             549,930
Clariant AG (d)                                                           26,399             433,774
Lonza Group AG (d)                                                         5,253             323,879
Syngenta AG (d)                                                           13,866           1,492,618
                                                                                     ---------------
                                                                                           2,800,201
                                                                                     ---------------
COMMERCIAL SERVICES (0.1%)
Adecco SA (d)                                                             17,345             901,444
SGS Societe Generale de Surveillance Holdings SA (d)                         210             148,646
                                                                                     ---------------
                                                                                           1,050,090
                                                                                     ---------------
COMPUTERS (0.0%)
Logitech International SA (b) (d)                                          3,884             238,618
                                                                                     ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
ABB Ltd. (b) (d)                                                         189,857           1,044,039
                                                                                     ---------------
FOOD PRODUCTS (1.1%)
Nestle SA (d)                                                             44,463          11,679,952
                                                                                     ---------------
INDUSTRIAL (0.0%)
Rieter Holding AG (d)                                                        500             151,543
                                                                                     ---------------
INSURANCE (0.5%)
Swiss Re (d)                                                              38,946           2,664,855
Zurich Financial Services AG (d)                                          17,006           2,829,512
                                                                                     ---------------
                                                                                           5,494,367
                                                                                     ---------------
MANUFACTURING (0.0%)
Sulzer AG (d)                                                                 87              34,677
                                                                                     ---------------
MEDICAL PRODUCTS (0.2%)
Nobel Biocare Holding AG (d)                                               3,556             624,437
Phonak Holding AG (d)                                                      7,021             236,903
Straumann Holding AG (d)                                                     206              43,589
Synthes, Inc. (b) (d)                                                      5,549             635,928
                                                                                     ---------------
                                                                                           1,540,857
                                                                                     ---------------
PHARMACEUTICALS (2.3%)
Givaudan (d)                                                                 745             470,847
Novartis AG (d)                                                          263,040          12,626,857
Roche Holding AG-Genusscheine (d)                                         80,569           8,594,840
Serono SA (d)                                                                806             499,282
                                                                                     ---------------
                                                                                          22,191,826
                                                                                     ---------------
RETAIL (0.2%)
Compagnie Finacnce Richemont AG (d)                                       63,181           1,976,776
Swatch Group AG (d)                                                          372              10,481
Swatch Group AG, Class B (d)                                               3,707             518,658
                                                                                     ---------------
                                                                                           2,505,915
                                                                                     ---------------
SEMICONDUCTORS (0.0%)
Micronas Semiconductor Holding AG (b) (d)                                  4,858             219,129
                                                                                     ---------------

TELECOMMUNICATIONS (0.1%)
Kudelski SA (b) (d)                                                        5,849             226,680
Swisscom AG (d)                                                            3,214           1,217,290
                                                                                     ---------------
                                                                                           1,443,970
                                                                                     ---------------
                                                                                          56,841,722
                                                                                     ---------------
UNITED KINGDOM (25.4%)
ADVERTISING (0.2%)
Aegis Group PLC (d)                                                       82,273             163,219
WPP Group PLC (d)                                                        135,130           1,471,537
                                                                                     ---------------
                                                                                           1,634,756
                                                                                     ---------------
AEROSPACE/DEFENSE (0.3%)
British Aerospace PLC (d)                                                396,434           1,837,096
Cobham PLC (d)                                                             5,322             134,088
Meggitt PLC (d)                                                            8,736              45,418
Rolls-Royce Group PLC (d)                                                191,207             942,462
                                                                                     ---------------
                                                                                           2,959,064
                                                                                     ---------------
AIRLINES (0.2%)
BAA PLC (d)                                                              141,433           1,664,293
British Airways PLC (b) (d)                                               60,688             304,609
                                                                                     ---------------
                                                                                           1,968,902
                                                                                     ---------------
AUTOMOTIVE (0.1%)
GKN PLC (d)                                                              131,745             604,619
                                                                                     ---------------
BANKS (5.7%)
Barclays PLC (d)                                                         708,102           7,775,462
HBOS PLC (d)                                                             425,587           6,797,376
HSBC Holdings PLC (d)                                                  1,225,475          20,319,262
HSBC Holdings PLC ADR                                                      2,986             247,928
MAN Group PLC (d)                                                         39,159           1,005,563
Royal Bank of Scotland Group PLC (d)                                     351,041          11,656,271
UBS AG (d)                                                               123,136          10,012,448
                                                                                     ---------------
                                                                                          57,814,310
                                                                                     ---------------
BREWERY (0.2%)
SABMiller PLC (d)                                                         83,935           1,287,884
Scottish & Newcastle PLC (d)                                             114,509             945,885
                                                                                     ---------------
                                                                                           2,233,769
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.4%)
Berkeley Group Holdings PLC (b)                                            4,684              73,415
BICC Group PLC (d)                                                        11,057              68,410
BPB PLC (d)                                                               82,412             803,716
George Wimpey PLC (d)                                                     42,276             334,814
Hanson PLC (d)                                                            81,507             761,134
Persimmon PLC (d)                                                         32,237             436,656
Pilkington PLC (d)                                                        17,134              38,502
RMC Group PLC (d)                                                         40,804             654,078
Taylor Woodrow PLC (d)                                                   114,820             620,085
                                                                                     ---------------
                                                                                           3,790,810
                                                                                     ---------------
CHEMICALS (0.2%)
BOC Group PLC (d)                                                         68,478           1,267,802
Imperial Chemical Industries PLC (d)                                     102,301             455,696
                                                                                     ---------------
                                                                                           1,723,498
                                                                                     ---------------
COMMERCIAL SERVICES (0.2%)
Brambles Industries PLC (d)                                              100,703             521,814
Capita Group PLC (d)                                                      73,163             495,019
Rentokil Initial PLC (d)                                                 221,379             634,740
                                                                                     ---------------
                                                                                           1,651,573
                                                                                     ---------------
COMPUTER SOFTWARE/SERVICES (0.1%)
Hays PLC (d)                                                             198,797             466,139
Logica PLC (d)                                                            81,557             271,634
Mysis PLC (d)                                                             57,839             235,042
Sage Group PLC (The) (d)                                                 132,628             493,743
                                                                                     ---------------

                                                                                           1,466,558
                                                                                     ---------------
CONSUMER PRODUCTS (0.2%)
Reckitt Benckiser PLC (d)                                                 60,752           1,808,569
                                                                                     ---------------
DIVERSIFIED (0.0%)
Serco Group PLC (d)                                                        6,016              28,247
Tompkins PLC (d)                                                          83,609             427,604
                                                                                     ---------------
                                                                                             455,851
                                                                                     ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.3%)
Electrocomponents PLC (d)                                                 19,130             109,120
National Grid Group PLC (d)                                              351,135           3,421,079
                                                                                     ---------------
                                                                                           3,530,199
                                                                                     ---------------
ENERGY (3.6%)
BG PLC (d)                                                               431,267           2,948,681
BP Amoco PLC (d)                                                       2,429,190          24,107,788
BP PLC ADR                                                                   100               5,962
Shell Transportation & Trading Co. PLC (d)                             1,060,782           9,319,224
                                                                                     ---------------
                                                                                          36,381,655
                                                                                     ---------------
ENGINEERING (0.0%)
AMEC PLC (d)                                                              10,663              63,013
Barratt Developments PLC (d)                                              31,007             354,872
                                                                                     ---------------
                                                                                             417,885
                                                                                     ---------------
ENTERTAINMENT (0.6%)
British Sky Broadcasting Group PLC (d)                                   128,372           1,369,605
Carnival PLC (d)                                                          15,018             902,948
EMI Group PLC (d)                                                        120,674             602,473
Enterprise Inns PLC (d)                                                   54,159             762,563
Hilton Group PLC (d)                                                     209,303           1,165,591
Rank Group PLC (d)                                                        80,885             409,451
William Hill PLC (d)                                                      67,321             736,283
                                                                                     ---------------
                                                                                           5,948,914
                                                                                     ---------------
FINANCIAL SERVICES (0.8%)
3I Group PLC (d)                                                          71,847             949,123
Amvescap PLC (d)                                                         106,715             704,118
Cattles PLC (d)                                                            4,275              31,463
Close Brothers Group PLC (d)                                               3,133              47,441
ICAP PLC (d)                                                              11,326              61,142
Lloyds TSB Group PLC (d)                                                 625,965           5,861,574
London Stock Exchange PLC (d)                                             50,306             542,417
Provident Financial PLC (d)                                               15,445             201,002
                                                                                     ---------------
                                                                                           8,398,280
                                                                                     ---------------
FOOD PRODUCTS (1.5%)
Cadbury Schweppes PLC (d)                                                244,738           2,196,414
Diageo PLC (d)                                                           341,723           4,660,169
Tate & Lyle PLC (d)                                                       65,502             544,653
Tesco PLC (d)                                                            836,127           4,863,318
Unilever PLC (d)                                                         309,400           2,940,432
                                                                                     ---------------
                                                                                          15,204,986
                                                                                     ---------------
HEALTHCARE (0.8%)
AstraZeneca Group PLC (d)                                                186,293           6,994,476
Kidde PLC (d)                                                            161,887             501,928
Smith & Nephew PLC (d)                                                   115,859           1,134,896
                                                                                     ---------------
                                                                                           8,631,300
                                                                                     ---------------
HOTELS & MOTELS (0.1%)
InterContinental Hotels Group PLC (d)                                     69,219             873,100
                                                                                     ---------------

IMPORT/EXPORT (0.2%)
Wolseley PLC (d)                                                          78,437           1,626,847
                                                                                     ---------------

INDUSTRIAL (0.2%)
BBA Group PLC (d)                                                         16,819             102,630
FKI PLC (d)                                                               63,201             150,420
IMI PLC (d)                                                               23,082             177,871
Invensys PLC (b) (d)                                                     740,443             272,154
Smiths Industries PLC (d)                                                 78,301           1,244,129
                                                                                     ---------------
                                                                                           1,947,204
                                                                                     ---------------
INSURANCE (0.8%)
Aviva PLC (d)                                                            248,194           2,975,624
Friends Provident PLC (d)                                                304,208             917,134
Legal & General Group PLC (d)                                            621,506           1,348,496
Prudential PLC (d)                                                       270,086           2,353,162
Royal & Sun Alliance Insurance Group PLC (d)                             312,728             504,831
                                                                                     ---------------
                                                                                           8,099,247
                                                                                     ---------------
INVESTMENT COMPANY (0.0%)
Schroders PLC (d)                                                             82               1,157
                                                                                     ---------------
MEDICAL PRODUCTS (0.0%)
Alliance Unichem PLC (d)                                                  31,882             451,295
SSL International PLC (d)                                                  5,503              34,214
                                                                                     ---------------
                                                                                             485,509
                                                                                     ---------------
METALS & MINING (1.1%)
Anglo American PLC (d)                                                   158,408           3,689,378
BHP Billiton PLC (d)                                                     273,962           3,402,084
Corus Group PLC (b) (d)                                                  433,900             439,921
Johnson Matthey PLC (d)                                                   27,911             526,913
Rio Tinto PLC (d)                                                        119,438           3,739,991
                                                                                     ---------------
                                                                                          11,798,287
                                                                                     ---------------
PAPER PRODUCTS (0.1%)
Bunzl PLC (d)                                                             55,943             469,596
Rexam PLC (d)                                                             84,546             724,301
                                                                                     ---------------
                                                                                           1,193,897
                                                                                     ---------------
PHARMACEUTICALS (1.4%)
Glaxosmithkline PLC (d)                                                  656,215          14,515,870
                                                                                     ---------------
PRINTING & PUBLISHING (0.6%)
Daily Mail & General Trust (d)                                            16,959             227,988
EMAP PLC (d)                                                              31,668             508,848
Pearson PLC (d)                                                          102,269           1,188,822
Reed International PLC (d)                                               157,942           1,437,720
Reuters Group PLC (d)                                                    160,302           1,205,819
Trinity Mirror PLC (d)                                                    16,340             209,568
United Business Media PLC (d)                                             55,756             569,006
Yell Group PLC (d)                                                       101,310             873,544
                                                                                     ---------------
                                                                                           6,221,315
                                                                                     ---------------
RAILROADS (0.0%)
FirstGroup PLC (d)                                                        57,787             400,727
                                                                                     ---------------
REAL ESTATE (0.4%)
British Land Co. PLC (d)                                                  71,897           1,167,804
Great Portland Estates PLC (d)                                             9,115              57,520
Hammerson PLC (d)                                                         15,396             246,100
Land Securities Group PLC (d)                                             61,150           1,590,345
Liberty International PLC (d)                                             26,115             477,942
Slough Estates PLC (d)                                                    26,974             260,751
                                                                                     ---------------
                                                                                           3,800,462
                                                                                     ---------------
RESTAURANTS (0.2%)
Compass Group PLC (d)                                                    262,801           1,196,031
Mitchells & Butlers PLC (d)                                               65,817             404,340
Whitbread PLC (d)                                                         33,832             562,434
                                                                                     ---------------
                                                                                           2,162,805
                                                                                     ---------------

RETAIL (1.0%)
Boots Group PLC (d)                                                       98,250           1,235,718
Dixons Group PLC (d)                                                     215,702             645,438
Great Universal Stores PLC (d)                                           113,137           2,059,122
Inchcape PLC (d)                                                           2,752             105,200
J. Sainsbury PLC (d)                                                     187,632           1,002,846
Kesa Electricals PLC (d)                                                  55,764             336,386
Kingfisher PLC (d)                                                       265,687           1,530,434
Marks & Spencer PLC (d)                                                  191,770           1,306,261
MFI Furniture Group PLC (d)                                              145,776             369,075
Next PLC (d)                                                              37,200           1,103,173
Punch Taverns PLC (d)                                                     25,555             322,929
Signet Group PLC (d)                                                     187,750             393,300
                                                                                     ---------------
                                                                                          10,409,882
                                                                                     ---------------
SECURITY SERVICES (0.0%)
Group 4 Securicor PLC (b)                                                107,144             270,793
                                                                                     ---------------
SEMICONDUCTORS (0.0%)
Arm Holdings PLC (d)                                                     208,522             386,725
                                                                                     ---------------
TELECOMMUNICATIONS (2.4%)
BT Group PLC (d)                                                         970,611           3,820,057
Cable & Wireless PLC (d)                                                 258,233             599,475
Marconi Corp. PLC (b) (d)                                                  7,875              93,665
Vodafone Group PLC (d)                                                 7,400,968          19,129,896
                                                                                     ---------------
                                                                                          23,643,093
                                                                                     ---------------
TELEVISION (0.1%)
ITV PLC (d)                                                              419,527             924,343
                                                                                     ---------------
TOBACCO (0.5%)
British American Tobacco PLC (d)                                         179,909           3,124,587
Imperial Tobacco Group PLC (d)                                            72,733           1,912,735
                                                                                     ---------------
                                                                                           5,037,322
                                                                                     ---------------
TRANSPORTATION (0.1%)
Associated British Ports Holdings PLC (d)                                 11,139              97,729
DX Services PLC (b)                                                        9,939              61,205
Exel PLC (d)                                                              49,807             751,995
National Express Group PLC (d)                                             2,859              48,558
Peninsular & Oriental Steam Navigation Co. (d)                            39,657             229,881
Stagecoach Group PLC (d)                                                  67,551             149,578
                                                                                     ---------------
                                                                                           1,338,946
                                                                                     ---------------
UTILITIES (0.8%)
Centrica PLC (d)                                                         373,924           1,646,262
International Power PLC (b) (d)                                          187,256             594,645
Scottish & Southern Energy PLC (d)                                       110,397           1,853,764
Scottish Power PLC (d)                                                   221,658           1,762,118
Severn Trent PLC (d)                                                      42,267             735,137
United Utilities PLC (d)                                                  81,324             983,572
United Utilities PLC, A Shares (d)                                        18,660             160,367
                                                                                     ---------------
                                                                                           7,735,865
                                                                                     ---------------
WATER/SEWER (0.0%)
Kelda Group PLC (d)                                                       40,856             464,084
                                                                                     ---------------
                                                                                         259,962,978
                                                                                     ---------------
UNITED STATES (0.0%)
TRANSPORTATION (0.0%)
Ship Finance International Ltd.                                            1,715              39,035
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                      987,365,061
                                                                                     ---------------
PREFERRED STOCKS (0.0%)
GERMANY (0.0%)
AUTOMOTIVE (0.0%)
Volkswagen AG, 4.04% (d)                                                   6,426             228,806
                                                                                     ---------------

TELEVISION (0.0%)
ProSiebenSat.1 Media AG, 0.14%                                            12,836             235,879
                                                                                     ---------------
UTILITIES (0.0%)
RWE AG, 3.24% (d)                                                            704              34,348
                                                                                     ---------------
TOTAL PREFERRED STOCKS                                                                       499,033
                                                                                     ---------------
CASH EQUIVALENTS (3.2%)
Investments in repurchase agreements
(Collateralized by AA Corporate Bonds
and U.S. Agency Securities, in a joint trading
account at 2.40%, dated 01/31/05, due 02/01/05
repurchase price $32,816,806)                                    $    32,814,618     $    32,814,618
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    32,814,618
                                                                                     ---------------
RIGHT (0.0%)
UNITED KINGDOM (0.0%)
UTILITIES (0.0%)
United Utilities PLC, Expires 06/30/05 (c)                                33,588                   0
                                                                                     ---------------
TOTAL RIGHT                                                                                        0
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (12.5%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $   128,298,631         128,298,631
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                       128,298,631
                                                                                     ---------------
WARRANTS (0.0%)
HONG KONG (0.0%)
REAL ESTATE (0.0%)
Hopewell Holdings Ltd., Expires 08/05/06                                   7,158               1,796
                                                                                     ---------------
SINGAPORE (0.0%)
REAL ESTATE (0.0%)
City Developments Ltd., Expires 05/10/06                                   6,800              18,276
                                                                                     ---------------
TOTAL WARRANTS                                                                                20,072
                                                                                     ---------------

TOTAL INVESTMENTS (COST $959,656,796) (a) - 111.8%                                     1,148,997,415
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8)%                                         (121,668,569)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $ 1,027,328,846
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b) Denotes a non-income producing security. (c) Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon the procedures adopted by the Board of Trustees.
(d)  Fair Valued Security
ADR  American Depositary Receipt
SDR  Special Drawing Rights

At January 31, 2005, the Fund's open forward foreign currency contracts were as follows:

                                                                                     UNREALIZED
                             DELIVERY           CONTRACT            MARKET          APPRECIATION/
CURRENCY                       DATE              VALUE               VALUE         (DEPRECIATION)
---------------------     --------------     --------------     --------------     --------------
SHORT CONTRACTS:
Euro                            02/07/05     $      575,836     $      573,594     $        2,242
                                             --------------     --------------     --------------
TOTAL SHORT CONTRACTS                        $      575,836     $      573,594     $        2,242
                                             ==============     ==============     ==============

                                                                                     UNREALIZED
                             DELIVERY           CONTRACT            MARKET          APPRECIATION/
CURRENCY                       DATE              VALUE               VALUE         (DEPRECIATION)
---------------------     --------------     --------------     --------------     --------------
LONG:
Australia Dollar             02/07/05        $    1,645,610     $    1,665,179     $       19,569
British Pound                02/07/05             9,915,560          9,963,853             48,293
Danish Kroner                02/01/05                23,652             23,649                 (3)
Euro                         02/07/05            11,572,698         11,530,537            (42,161)
Hong Kong Dollar             02/01/05                34,619             34,616                 (3)
Japanese Yen                 02/07/05             8,324,539          8,287,932            (36,607)
Norwegian Krone              02/01/05                18,956             18,888                (68)
Swedish Krone                02/07/05             1,037,191          1,028,572             (8,619)
Swiss Franc                  02/07/05             2,508,024          2,495,767            (12,257)
                                             --------------     --------------     --------------
TOTAL LONG CONTRACTS                         $   35,080,849     $   35,048,993     $      (31,856)
                                             ==============     ==============     ==============

At January 31, 2005, the Fund's open long futures contracts were as follows:

                   NUMBER                                      MARKET VALUE       UNREALIZED
                     OF          LONG                           COVERED BY       APPRECIATION
                 CONTRACTS     CONTRACTS *       EXPIRATION      CONTRACT       (DEPRECIATION)
                 ---------   ----------------    ----------    -------------    --------------
Australia               31   S&P 200 Index        03/18/05     $   2,453,395    $       13,874
Europe                   2   IBEX 35 Index        02/18/05           240,388             2,581
Europe                   1   DAX Index            03/18/05           139,187               630
Europe                 382   DJ Euro Stoxx 50     03/18/05        14,908,804           179,067
Europe                   1   S&P MIB 30 Index     03/18/05           204,866               851
Hong Kong               20   Hang Seng Index      02/28/05         1,757,330             5,825
Japan                   88   Topix Index          03/11/05         9,709,729            (6,985)
Sweden                 138   OMX Index            02/25/05         1,465,595            12,236
United Kingdom         120   FTSE 100 Index       03/18/05        10,922,774            39,234
                                                               -------------    --------------
                                                               $  41,802,068    $      247,313
                                                               =============    ==============

*    Cash pledged as collateral

GARTMORE BOND INDEX FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                    PRINCIPAL
                                                                     AMOUNT              VALUE
                                                                 ---------------     ---------------
U.S. GOVERNMENT AND AGENCY LONG-TERM  OBLIGATIONS  (70.6%)
FEDERAL HOME LOAN MORTGAGE CORPORATION  (42.0%)
5.25%, 06/15/06                                                          365,000     $       374,429
7.18%, 06/27/06                                                           55,000              57,948
5.50%, 07/15/06                                                       25,420,000          26,197,978
4.88%, 03/15/07                                                       38,150,000          39,227,469
6.63%, 09/15/09                                                          575,000             639,323
5.13%, 07/15/12                                                       10,035,000          10,550,468
4.88%, 11/15/13                                                       17,050,000          17,607,619
5.00%, 07/15/14                                                        5,655,000           5,887,245
6.75%, 09/15/29                                                          945,000           1,182,328
6.25%, 07/15/32                                                        2,110,000           2,512,177
6.50%, 02/01/33                                                        1,317,819           1,379,718
Gold, Pool #G10399, 6.50%, 07/01/09                                      148,744             155,244
Gold, 6.625%, 9/15/09                                                 15,285,000          16,974,419
Gold, Pool #E00394, 7.50%, 09/01/10                                      193,919             205,344
Gold, Pool #M80898, 4.50%, 02/01/11                                    1,369,603           1,374,592
Gold, Pool #M80904, 4.50%, 03/01/11                                      864,741             867,601
Gold, Pool #M80917, 4.50%, 05/01/11                                      189,478             190,168
Gold, Pool #M80926, 4.50%, 07/01/11                                      766,463             769,255
Gold, Pool #M80934, 4.50%, 08/01/11                                      947,337             950,471
Gold, Pool #G10940, 6.50%, 11/01/11                                       72,305              76,438
Gold, Pool #E00507, 7.50%, 09/01/12                                       13,229              14,006
Gold, Pool #G10749, 6.00%, 10/01/12                                      322,628             337,811
Gold, Pool #E69050, 6.00%, 02/01/13                                      185,052             193,698
Gold, Pool #E72896, 7.00%, 10/01/13                                       78,780              83,316
Gold, Pool #B14602, 4.00%, 02/01/15                                    2,900,000           2,841,096
Gold, Pool #E00802, 7.50%, 02/01/15                                      219,663             232,566
Gold, Pool #G11001, 6.50%, 03/01/15                                      157,011             165,876
Gold, Pool #G11003, 7.50%, 04/01/15                                       11,897              12,595
Gold, Pool #G11164, 7.00%, 05/01/15                                       39,411              41,684
Gold, Pool #E81396, 7.00%, 10/01/15                                        6,903               7,301
Gold, Pool #E81394, 7.50%, 10/01/15                                       52,029              55,091
Gold, Pool #E84097, 6.50%, 12/01/15                                       20,101              21,231
Gold, Pool #E82132, 7.00%, 01/01/16                                       17,976              19,012
Gold, Pool #E00938, 7.00%, 01/01/16                                       99,741             105,488
Gold, Pool #E82815, 6.00%, 03/01/16                                       76,656              80,143
Gold, Pool #E83231, 6.00%, 04/01/16                                       23,235              24,294
Gold, Pool #E83233, 6.00%, 04/01/16                                       61,663              64,473
Gold, Pool #E83046, 7.00%, 04/01/16                                       10,499              11,104
Gold, Pool #E83355, 6.00%, 05/01/16                                       76,385              79,865
Gold, Pool #E00975, 6.00%, 05/01/16                                      278,873             291,580
Gold, Pool #E83636, 6.00%, 05/01/16                                      145,190             151,806
Gold, Pool #E83933, 6.50%, 05/01/16                                        5,257               5,552
Gold, Pool #E00985, 6.00%, 06/01/16                                      145,516             152,147
Gold, Pool #E84236, 6.50%, 06/01/16                                       36,665              38,728
Gold, Pool #E00987, 6.50%, 06/01/16                                      126,661             133,788
Gold, Pool #E00996, 6.50%, 07/01/16                                       15,987              16,887
Gold, Pool #E85137, 6.50%, 08/01/16                                       58,969              62,288
Gold, Pool #E84912, 6.50%, 08/01/16                                       58,319              61,601
Gold, Pool #E85387, 6.00%, 09/01/16                                      195,271             204,169
Gold, Pool #E85800, 6.50%, 10/01/16                                       41,695              44,041
Gold, Pool #E86183, 6.00%, 11/01/16                                       20,270              21,193
Gold, Pool #G11207, 7.00%, 11/01/16                                       85,840              90,786

Gold, Pool #E01083, 7.00%, 11/01/16                                       30,149              31,889
Gold, Pool #E86533, 6.00%, 12/01/16                                       49,787              52,056
Gold, Pool #E87584, 6.00%, 01/01/17                                       49,839              52,110
Gold, Pool #E01095, 6.00%, 01/01/17                                       57,816              60,450
Gold, Pool #E87446, 6.50%, 01/01/17                                       31,747              33,535
Gold, Pool #E87291, 6.50%, 01/01/17                                      128,066             135,272
Gold, Pool #E86995, 6.50%, 01/01/17                                       87,132              92,035
Gold, Pool #E88076, 6.00%, 02/01/17                                       42,568              44,507
Gold, Pool #E88106, 6.50%, 02/01/17                                      207,588             219,275
Gold, Pool #E01127, 6.50%, 02/01/17                                       92,202              97,390
Gold, Pool #E88055, 6.50%, 02/01/17                                      249,591             263,642
Gold, Pool #E88134, 6.00%, 03/01/17                                       13,770              14,397
Gold, Pool #E88768, 6.00%, 03/01/17                                      174,051             181,982
Gold, Pool #E01137, 6.00%, 03/01/17                                       83,816              87,633
Gold, Pool #E88474, 6.00%, 03/01/17                                       88,368              92,393
Gold, Pool #E01138, 6.50%, 03/01/17                                       46,796              49,430
Gold, Pool #E89222, 6.00%, 04/01/17                                      304,785             318,665
Gold, Pool #E89347, 6.00%, 04/01/17                                       19,509              20,397
Gold, Pool #E89151, 6.00%, 04/01/17                                      103,645             108,365
Gold, Pool #E89217, 6.00%, 04/01/17                                       46,093              48,193
Gold, Pool #E01139, 6.00%, 04/01/17                                      373,234             390,231
Gold, Pool #E89496, 6.00%, 04/01/17                                       89,460              93,534
Gold, Pool #E88729, 6.00%, 04/01/17                                       66,903              69,950
Gold, Pool #E89149, 6.00%, 04/01/17                                      106,939             111,809
Gold, Pool #E89203, 6.50%, 04/01/17                                       44,012              46,490
Gold, Pool #E01140, 6.00%, 05/01/17                                      323,122             337,837
Gold, Pool #E89788, 6.00%, 05/01/17                                       50,682              52,990
Gold, Pool #E89909, 6.00%, 05/01/17                                       78,456              82,029
Gold, Pool #E89746, 6.00%, 05/01/17                                      671,702             702,292
Gold, Pool #E89530, 6.00%, 05/01/17                                      214,373             224,136
Gold, Pool #E89924, 6.50%, 05/01/17                                      246,944             260,846
Gold, Pool #E01156, 6.50%, 05/01/17                                      135,363             142,984
Gold, Pool #E90313, 6.00%, 06/01/17                                       32,165              33,629
Gold, Pool #B15071, 6.00%, 06/01/17                                      880,307             920,420
Gold, Pool #E90227, 6.00%, 06/01/17                                       51,012              53,335
Gold, Pool #E01157, 6.00%, 06/01/17                                      229,239             239,679
Gold, Pool #E90194, 6.00%, 06/01/17                                       74,666              78,066
Gold, Pool #E90591, 5.50%, 07/01/17                                      315,388             325,473
Gold, Pool #E90594, 6.00%, 07/01/17                                      196,518             205,467
Gold, Pool #E90667, 6.00%, 07/01/17                                       52,760              55,163
Gold, Pool #E90645, 6.00%, 07/01/17                                      407,819             426,391
Gold, Pool #E01186, 5.50%, 08/01/17                                      700,000             722,384
Gold, Pool #E01205, 6.50%, 08/01/17                                       94,234              99,539
Gold, Pool #G11458, 6.00%, 09/01/17                                      200,174             209,390
Gold, Pool #E93476, 5.00%, 01/01/18                                      559,303             568,673
Gold, Pool #G11434, 6.50%, 01/01/18                                      157,097             165,937
Gold, Pool #E01311, 5.50%, 02/01/18                                    6,739,925           6,955,454
Gold, Pool #E01344, 4.50%, 04/01/18                                      362,403             362,650
Gold, Pool #E98207, 5.00%, 04/01/18                                      157,920             160,550
Gold, Pool #G11399, 5.50%, 04/01/18                                      700,000             722,576
Gold, Pool #E96459, 5.00%, 05/01/18                                      226,395             230,164
Gold, Pool #E99869, 5.00%, 06/01/18                                      284,436             289,201
Gold, Pool #E97366, 5.00%, 07/01/18                                    1,191,549           1,211,390
Gold, Pool #E98258, 5.00%, 07/01/18                                      727,571             739,685
Gold, Pool #E97335, 5.00%, 07/01/18                                    4,913,311           4,995,121
Gold, Pool #E97702, 5.00%, 07/01/18                                    1,867,977           1,899,080
Gold, Pool #E99579, 5.00%, 09/01/18                                      381,003             387,347
Gold, Pool #E99498, 5.00%, 09/01/18                                      384,618             391,022
Gold, Pool #E01488, 5.00%, 10/01/18                                      405,206             411,953
Gold, Pool #E99675, 5.00%, 10/01/18                                    2,213,815           2,250,677
Gold, Pool #E99673, 5.00%, 10/01/18                                      223,096             226,810
Gold, Pool #B10650, 5.00%, 11/01/18                                      701,479             713,159

Gold, Pool #G11480, 5.00%, 11/01/18                                    2,146,595           2,182,338
Gold, Pool #B10653, 5.50%, 11/01/18                                      898,628             927,226
Gold, Pool #B11186, 4.50%, 12/01/18                                   14,773,381          14,783,437
Gold, Pool #E01538, 5.00%, 12/01/18                                    2,710,428           2,755,559
Gold, Pool #B11548, 5.50%, 12/01/18                                      600,000             618,896
Gold, Pool #B11803, 4.50%, 01/01/19                                    2,362,375           2,363,983
Gold, Pool #B13147, 5.00%, 01/01/19                                    1,633,175           1,660,369
Gold, Pool #G11531, 5.50%, 02/01/19                                      312,327             322,267
Gold, Pool #B12737, 4.50%, 03/01/19                                    1,239,598           1,238,670
Gold, Pool #B13067, 4.50%, 03/01/19                                      799,929             799,330
Gold, Pool #B12908, 5.50%, 03/01/19                                      494,943             510,524
Gold, Pool #E01604, 5.50%, 03/01/19                                      500,000             515,747
Gold, Pool #B13135, 4.50%, 04/01/19                                      603,466             603,877
Gold, Pool #B13585, 4.50%, 04/01/19                                      477,723             477,366
Gold, Pool #B13456, 4.50%, 04/01/19                                      576,949             576,517
Gold, Pool #B13671, 5.00%, 04/01/19                                      368,383             374,431
Gold, Pool #B13600, 5.50%, 04/01/19                                      375,397             387,215
Gold, Pool #B13525, 4.50%, 05/01/19                                    1,166,820           1,165,946
Gold, Pool #B14020, 4.50%, 05/01/19                                      130,354             130,257
Gold, Pool #B14236, 5.00%, 05/01/19                                    1,131,286           1,149,860
Gold, Pool #B15172, 4.50%, 06/01/19                                      836,451             835,825
Gold, Pool #B15394, 4.50%, 06/01/19                                    2,887,284           2,885,121
Gold, Pool #B15067, 4.50%, 06/01/19                                      686,852             686,338
Gold, Pool #B15013, 5.00%, 06/01/19                                      872,152             886,471
Gold, Pool #B15396, 5.50%, 06/01/19                                      595,485             614,232
Gold, Pool #B15759, 4.50%, 07/01/19                                    1,251,514           1,250,577
Gold, Pool #B15661, 4.50%, 07/01/19                                    5,105,597           5,101,774
Gold, Pool #G18002, 5.00%, 07/01/19                                      461,146             468,717
Gold, Pool #B15717, 5.00%, 07/01/19                                      907,163             922,057
Gold, Pool #B15872, 5.00%, 07/01/19                                      493,377             501,477
Gold, Pool #B15503, 5.00%, 07/01/19                                      563,299             572,547
Gold, Pool #G18007, 6.00%, 07/01/19                                      283,537             296,439
Gold, Pool #G18005, 5.00%, 08/01/19                                    1,221,960           1,242,022
Gold, Pool #G18006, 5.50%, 08/01/19                                      460,175             474,662
Gold, Pool #B16087, 6.00%, 08/01/19                                      896,882             937,692
Gold, Pool #B16761, 4.50%, 09/01/19                                      494,156             493,786
Gold, Pool #B16327, 4.50%, 09/01/19                                      900,522             899,848
Gold, Pool #B16601, 4.50%, 09/01/19                                      489,355             488,989
Gold, Pool #G18009, 5.00%, 09/01/19                                    1,445,396           1,469,127
Gold, Pool #B16648, 5.00%, 09/01/19                                      488,162             496,177
Gold, Pool #B16657, 5.00%, 09/01/19                                      594,952             604,720
Gold, Pool #B16985, 5.00%, 10/01/19                                      385,849             392,184
Gold, Pool #B16826, 5.00%, 10/01/19                                      800,000             813,134
Gold, Pool #G18020, 4.50%, 11/01/19                                      594,841             594,395
Gold, Pool #B14393, 4.50%, 11/01/19                                      684,773             684,260
Gold, Pool #B17617, 4.00%, 01/01/20                                      900,000             881,447
Gold, Pool #B18694, 4.00%, 01/01/20                                    5,687,000           5,569,768
Gold, Pool #B14608, 4.00%, 01/01/20                                      700,000             685,514
Gold, Pool #B14668, 5.00%, 01/01/20                                    1,700,002           1,727,804
Gold, Pool #C00351, 8.00%, 07/01/24                                        9,046               9,815
Gold, Pool #D60780, 8.00%, 06/01/25                                       13,837              15,036
Gold, Pool #D64617, 8.00%, 10/01/25                                      124,324             134,998
Gold, Pool #D82854, 7.00%, 10/01/27                                       31,915              33,836
Gold, Pool #C00566, 7.50%, 12/01/27                                       43,404              46,692
Gold, Pool #C16221, 7.00%, 10/01/28                                        1,370               1,452
Gold, Pool #C00676, 6.50%, 11/01/28                                      209,758             220,033
Gold, Pool #C18271, 7.00%, 11/01/28                                       39,760              42,143
Gold, Pool #C00678, 7.00%, 11/01/28                                       54,710              57,989
Gold, Pool #C24416, 8.50%, 02/01/29                                        5,016               5,463
Gold, Pool #C00836, 7.00%, 07/01/29                                       24,517              25,970
Gold, Pool #C30265, 6.50%, 08/01/29                                       59,145              62,020
Gold, Pool #A16201, 7.00%, 08/01/29                                      772,540             818,308

Gold, Pool #C31282, 7.00%, 09/01/29                                        7,321               7,754
Gold, Pool #C31285, 7.00%, 09/01/29                                       60,816              64,418
Gold, Pool #A18212, 7.00%, 11/01/29                                    1,194,867           1,265,654
Gold, Pool #C32914, 8.00%, 11/01/29                                       33,221              35,964
Gold, Pool #C37436, 8.00%, 01/01/30                                       35,070              37,966
Gold, Pool #C36429, 7.00%, 02/01/30                                       30,424              32,209
Gold, Pool #C36306, 7.00%, 02/01/30                                       26,237              27,776
Gold, Pool #C00921, 7.50%, 02/01/30                                       31,876              34,236
Gold, Pool #G01108, 7.00%, 04/01/30                                       21,731              23,018
Gold, Pool #C37703, 7.50%, 04/01/30                                       28,541              30,654
Gold, Pool #G01133, 6.50%, 07/01/30                                      155,756             163,386
Gold, Pool #C41561, 8.00%, 08/01/30                                       12,854              13,907
Gold, Pool #C01051, 8.00%, 09/01/30                                       71,849              77,734
Gold, Pool #C43550, 7.00%, 10/01/30                                       53,171              56,289
Gold, Pool #C44017, 7.50%, 10/01/30                                       12,557              13,486
Gold, Pool #C43967, 8.00%, 10/01/30                                      117,789             127,437
Gold, Pool #C44978, 7.00%, 11/01/30                                       11,280              11,942
Gold, Pool #C44535, 7.50%, 11/01/30                                       30,342              32,588
Gold, Pool #C44957, 8.00%, 11/01/30                                       39,237              42,451
Gold, Pool #C01106, 7.00%, 12/01/30                                      371,628             393,428
Gold, Pool #C55715, 7.00%, 12/01/30                                        5,297               5,608
Gold, Pool #C01103, 7.50%, 12/01/30                                       29,050              31,201
Gold, Pool #C01116, 7.50%, 01/01/31                                       29,879              32,091
Gold, Pool #C46932, 7.50%, 01/01/31                                       55,057              59,134
Gold, Pool #C47143, 8.00%, 01/01/31                                       89,058              96,353
Gold, Pool #C47287, 7.50%, 02/01/31                                       29,261              31,427
Gold, Pool #G01217, 7.00%, 03/01/31                                      289,292             306,262
Gold, Pool #C48851, 7.00%, 03/01/31                                       62,190              65,822
Gold, Pool #C48206, 7.50%, 03/01/31                                       33,756              36,255
Gold, Pool #C48938, 7.50%, 03/01/31                                      111,035             119,256
Gold, Pool #C01172, 6.50%, 05/01/31                                      157,536             165,107
Gold, Pool #C52685, 6.50%, 05/01/31                                      166,203             174,190
Gold, Pool #C52136, 7.00%, 05/01/31                                       80,596              85,303
Gold, Pool #C53589, 6.50%, 06/01/31                                      300,831             315,288
Gold, Pool #C53324, 7.00%, 06/01/31                                       70,635              74,760
Gold, Pool #C01209, 8.00%, 06/01/31                                       23,146              25,042
Gold, Pool #C54897, 6.50%, 07/01/31                                      261,097             273,645
Gold, Pool #C54792, 7.00%, 07/01/31                                      296,763             314,093
Gold, Pool #C55071, 7.50%, 07/01/31                                       33,564              36,051
Gold, Pool #G01309, 7.00%, 08/01/31                                       80,813              85,532
Gold, Pool #C56769, 8.00%, 08/01/31                                       19,670              21,273
Gold, Pool #C01220, 6.50%, 09/01/31                                       38,074              39,904
Gold, Pool #C58215, 6.50%, 09/01/31                                       12,309              12,900
Gold, Pool #C58362, 6.50%, 09/01/31                                       74,862              78,459
Gold, Pool #C01222, 7.00%, 09/01/31                                       56,825              60,143
Gold, Pool #G01311, 7.00%, 09/01/31                                      471,255             498,899
Gold, Pool #G01315, 7.00%, 09/01/31                                       17,899              18,949
Gold, Pool #C58961, 6.50%, 10/01/31                                    1,797,150           1,883,514
Gold, Pool #C01244, 6.50%, 10/01/31                                      221,949             232,615
Gold, Pool #C58694, 7.00%, 10/01/31                                      158,047             167,277
Gold, Pool #C58647, 7.00%, 10/01/31                                       10,559              11,175
Gold, Pool #C60991, 6.50%, 11/01/31                                       22,318              23,390
Gold, Pool #C60012, 7.00%, 11/01/31                                       52,084              55,126
Gold, Pool #C61298, 8.00%, 11/01/31                                       48,633              52,597
Gold, Pool #C01271, 6.50%, 12/01/31                                       63,126              66,159
Gold, Pool #C61105, 7.00%, 12/01/31                                       25,293              26,770
Gold, Pool #C01305, 7.50%, 12/01/31                                       31,831              34,190
Gold, Pool #C63171, 7.00%, 01/01/32                                      123,284             130,484
Gold, Pool #C62218, 7.00%, 01/01/32                                       67,560              71,506
Gold, Pool #C01355, 6.50%, 02/01/32                                    2,083,664           2,183,797
Gold, Pool #C64121, 7.50%, 02/01/32                                       99,674             107,059
Gold, Pool #C65466, 6.50%, 03/01/32                                      785,924             823,690

Gold, Pool #C64668, 6.50%, 03/01/32                                       72,826              76,325
Gold, Pool #C01310, 6.50%, 03/01/32                                      344,324             360,870
Gold, Pool #C01343, 6.50%, 04/01/32                                      300,845             315,302
Gold, Pool #C66192, 6.50%, 04/01/32                                       65,248              68,383
Gold, Pool #C66191, 6.50%, 04/01/32                                      104,489             109,510
Gold, Pool #C66088, 6.50%, 04/01/32                                       52,060              54,562
Gold, Pool #G01391, 7.00%, 04/01/32                                      793,469             840,014
Gold, Pool #C66744, 7.00%, 04/01/32                                       26,017              27,528
Gold, Pool #C01345, 7.00%, 04/01/32                                      217,771             230,417
Gold, Pool #C65717, 7.50%, 04/01/32                                       36,721              39,410
Gold, Pool #C01370, 8.00%, 04/01/32                                       75,340              81,484
Gold, Pool #C66919, 6.50%, 05/01/32                                       33,638              35,254
Gold, Pool #C67313, 6.50%, 05/01/32                                       23,537              24,668
Gold, Pool #C66758, 6.50%, 05/01/32                                    1,382,882           1,449,334
Gold, Pool #C67097, 6.50%, 05/01/32                                       42,780              44,836
Gold, Pool #C01351, 6.50%, 05/01/32                                      198,749             208,300
Gold, Pool #C67235, 7.00%, 05/01/32                                      444,845             470,677
Gold, Pool #C67259, 7.00%, 05/01/32                                       18,610              19,691
Gold, Pool #C66916, 7.00%, 05/01/32                                      166,487             176,155
Gold, Pool #C01381, 8.00%, 05/01/32                                      326,409             353,011
Gold, Pool #C01364, 6.50%, 06/01/32                                      202,022             211,729
Gold, Pool #C67996, 6.50%, 06/01/32                                       50,371              52,792
Gold, Pool #C72497, 6.50%, 06/01/32                                       79,066              82,866
Gold, Pool #C72361, 6.50%, 06/01/32                                      108,759             113,985
Gold, Pool #C68290, 7.00%, 06/01/32                                       59,873              63,350
Gold, Pool #C68300, 7.00%, 06/01/32                                      335,668             355,161
Gold, Pool #C68307, 8.00%, 06/01/32                                       21,986              23,778
Gold, Pool #G01433, 6.50%, 07/01/32                                      113,215             118,655
Gold, Pool #C71403, 6.50%, 07/01/32                                      209,678             219,754
Gold, Pool #G01449, 7.00%, 07/01/32                                      544,023             575,936
Gold, Pool #C68988, 7.50%, 07/01/32                                      107,709             115,596
Gold, Pool #C01385, 6.50%, 08/01/32                                      283,800             297,437
Gold, Pool #C69951, 6.50%, 08/01/32                                      321,112             336,542
Gold, Pool #C74006, 6.50%, 08/01/32                                       78,718              82,500
Gold, Pool #G01444, 6.50%, 08/01/32                                      767,389             804,267
Gold, Pool #G01443, 6.50%, 08/01/32                                      763,560             800,251
Gold, Pool #C70211, 7.00%, 08/01/32                                      246,692             261,017
Gold, Pool #C69908, 7.00%, 08/01/32                                      296,978             314,223
Gold, Pool #C01396, 6.50%, 09/01/32                                      458,094             480,107
Gold, Pool #C71089, 7.50%, 09/01/32                                       98,757             105,988
Gold, Pool #C01404, 6.50%, 10/01/32                                    1,183,611           1,240,487
Gold, Pool #C72160, 7.50%, 10/01/32                                      140,957             151,278
Gold, Pool #389756, 6.50%, 10/15/32                                    1,000,000           1,053,550
Gold, Pool #A14012, 6.50%, 11/01/32                                      283,760             297,395
Gold, Pool #C73984, 6.50%, 12/01/32                                      150,912             158,163
Gold, Pool #C77238, 6.00%, 02/01/33                                    1,000,000           1,033,246
Gold, Pool #C77531, 6.50%, 02/01/33                                      314,509             329,622
Gold, Pool #G01536, 7.00%, 03/01/33                                      400,000             423,134
Gold, Pool #G01580, 6.00%, 06/01/33                                    8,975,906           9,274,318
Gold, Pool #A10212, 6.50%, 06/01/33                                      149,918             157,011
Gold, Pool #A11792, 6.00%, 08/01/33                                      500,000             516,623
Gold, Pool #A15173, 6.00%, 11/01/33                                    2,937,606           3,035,269
Gold, Pool #A15675, 6.00%, 11/01/33                                    7,979,806           8,245,101
Gold, Pool #A16419, 6.50%, 11/01/33                                      268,072             280,755
Gold, Pool #A16590, 6.00%, 12/01/33                                    1,000,000           1,033,237
Gold, Pool #A17177, 6.50%, 12/01/33                                      358,291             375,243
Gold, Pool #A17262, 6.50%, 12/01/33                                      897,415             939,874
Gold, Pool #A17499, 6.00%, 01/01/34                                    2,647,104           2,735,013
Gold, Pool #A18186, 6.00%, 02/01/34                                    2,889,165           2,985,114
Gold, Pool #564799, 6.00%, 03/15/34                                    3,000,000           3,117,980
Gold, Pool #A20105, 5.00%, 04/01/34                                    3,371,604           3,368,761
Gold, Pool #C01811, 5.00%, 04/01/34                                   24,093,772          24,073,458

Gold, Pool #A20962, 5.00%, 04/01/34                                      934,802             934,014
Gold, Pool #A20802, 5.00%, 04/01/34                                    4,772,305           4,768,282
Gold, Pool #A21514, 5.00%, 04/01/34                                    2,542,152           2,540,009
Gold, Pool #A21356, 6.50%, 04/01/34                                    1,230,833           1,289,075
Gold, Pool #C01851, 6.50%, 04/01/34                                    1,055,538           1,105,485
Gold, Pool #C01845, 4.50%, 05/01/34                                      977,758             954,435
Gold, Pool #A23096, 5.00%, 05/01/34                                    3,190,967           3,188,277
Gold, Pool #A23542, 4.50%, 06/01/34                                    3,085,852           3,012,245
Gold, Pool #A23562, 5.00%, 06/01/34                                    1,347,616           1,346,480
Gold, Pool #C01846, 5.00%, 06/01/34                                      482,564             482,158
Gold, Pool #A23188, 5.00%, 06/01/34                                    3,553,160           3,550,165
Gold, Pool #A23131, 5.00%, 06/01/34                                    7,939,810           7,933,116
Gold, Pool #G08000, 4.50%, 07/01/34                                      500,000             488,074
Gold, Pool#A25219, 6.00%, 07/01/34                                       998,992           1,032,168
Gold, Pool #A25000, 6.00%, 07/01/34                                    2,918,725           3,015,655
Gold, Pool #A24927, 6.00%, 07/01/34                                    6,149,056           6,353,265
Gold, Pool #G08019, 4.50%, 08/01/34                                    1,294,100           1,263,231
Gold, Pool #A26003, 6.50%, 08/01/34                                      166,893             174,790
Gold, Pool #A26088, 6.00%, 09/01/34                                    5,051,598           5,219,360
Gold, Pool #A26688, 6.00%, 09/01/34                                      700,001             723,247
Gold, Pool #788027, 6.50%, 09/01/34                                      899,246             940,918
Gold, Pool #G08023, 6.50%, 11/01/34                                      953,052             998,150
Gold, Pool #804847, 4.50%, 01/01/35                                      729,133             712,113
TBA, 4.00%, 03/01/19 (c)                                                 500,000             488,125
TBA, 4.50%, 03/01/19 (c)                                                 600,000             597,750
TBA, 4.00%, 02/01/20 (c)                                               1,500,000           1,467,657
TBA, 5.00%, 02/01/20 (c)                                               3,400,000           3,452,061
TBA, 5.50%, 02/01/33 (c)                                              91,657,000          93,404,165
TBA, 5.50%, 03/01/34 (c)                                                 500,000             508,125
TBA, 5.00%, 04/01/34 (c)                                                 700,000             695,188
TBA, 5.00%, 02/01/35 (c)                                              12,200,000          12,169,500
TBA, 5.00%, 03/01/35 (c)                                               4,500,000           4,480,313
                                                                                     ---------------
                                                                                         487,847,739
                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (12.8%)
2.63%, 11/15/06                                                       17,200,000          16,965,719
5.75%, 02/15/08                                                       47,845,000          50,629,004
5.50%, 03/15/11                                                        5,155,000           5,515,283
6.00%, 05/15/11                                                       30,460,000          33,440,816
5.38%, 11/15/11                                                        4,070,000           4,333,203
4.38%, 03/15/13                                                       15,090,000          15,106,478
4.63%, 10/15/14                                                       12,255,000          12,400,406
Pool #709921, 5.00%, 06/01/18                                            246,032             250,201
Pool #255315, 4.00%, 07/01/19                                            582,804             570,892
Pool #560868, 7.50%, 02/01/31                                             17,069              18,289
Pool #607212, 7.50%, 10/01/31                                            294,723             315,788
Pool #607559, 6.50%, 11/01/31                                             10,722              11,226
Pool #607632, 6.50%, 11/01/31                                              7,734               8,098
Pool #661664, 7.50%, 09/01/32                                            388,087             415,503
Pool #694846, 6.50%, 04/01/33                                            190,792             199,638
Pool #750229, 6.50%, 10/01/33                                            750,311             785,097
TBA, 5.50%, 02/01/33 (c)                                               8,200,000           8,410,125
                                                                                     ---------------
                                                                                         149,375,766
                                                                                     ---------------
FINANCING CORPORATION (0.0%)
9.80%, 11/30/17                                                           30,000              44,441
                                                                                     ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.3%)
Pool #279461, 9.00%, 11/15/19                                             14,851              16,652
Pool #376510, 7.00%, 05/15/24                                             35,594              37,965
Pool #780678, 6.50%, 11/15/27                                             24,458              25,846
Pool #457801, 7.00%, 08/15/28                                             52,392              55,711
Pool #486936, 6.50%, 02/15/29                                             40,136              42,312
Pool #490258, 6.50%, 02/15/29                                             12,510              13,188

Pool #502969, 6.00%, 03/15/29                                            117,625             122,475
Pool #487053, 7.00%, 03/15/29                                             39,432              41,898
Pool #781014, 6.00%, 04/15/29                                            103,243             107,558
Pool #509099, 7.00%, 06/15/29                                             49,591              52,693
Pool #470643, 7.00%, 07/15/29                                            143,985             152,990
Pool #434505, 7.50%, 08/15/29                                              8,431               9,051
Pool #416538, 7.00%, 10/15/29                                             21,835              23,200
Pool #524269, 8.00%, 11/15/29                                             19,325              20,988
Pool #781265, 6.50%, 12/15/29                                            115,366             121,670
Pool #781124, 7.00%, 12/15/29                                            223,990             238,087
Pool #525561, 8.00%, 01/15/30                                             23,887              25,935
Pool #507396, 7.50%, 09/15/30                                            388,697             417,231
Pool #531352, 7.50%, 09/15/30                                             37,392              40,137
Pool #536334, 7.50%, 10/15/30                                              7,022               7,537
Pool #519020, 7.50%, 11/15/30                                              6,950               7,461
Pool #545233, 7.50%, 12/15/30                                              4,022               4,318
Pool #540659, 7.00%, 01/15/31                                             11,596              12,312
Pool #486019, 7.50%, 01/15/31                                             26,764              28,726
Pool #535388, 7.50%, 01/15/31                                             24,962              26,792
Pool #537406, 7.50%, 02/15/31                                             11,870              12,741
Pool #528589, 6.50%, 03/15/31                                            166,139             175,059
Pool #520073, 6.50%, 04/15/31                                            539,686             568,663
Pool #533723, 7.50%, 04/15/31                                             18,226              19,562
Pool #508473, 7.50%, 04/15/31                                             76,999              82,643
Pool #544470, 8.00%, 04/15/31                                             34,034              36,945
Pool #781287, 7.00%, 05/15/31                                            139,631             148,287
Pool #541499, 6.50%, 07/15/31                                             24,077              25,370
Pool #781319, 7.00%, 07/15/31                                             47,719              50,669
Pool #549742, 7.00%, 07/15/31                                             89,326              94,843
Pool #485879, 7.00%, 08/15/31                                            135,258             143,612
Pool #781328, 7.00%, 09/15/31                                            128,635             136,616
Pool #555125, 7.00%, 09/15/31                                             31,405              33,344
Pool #485857, 6.50%, 10/15/31                                             29,785              31,384
Pool #550991, 6.50%, 10/15/31                                             56,227              59,245
Pool #571267, 7.00%, 10/15/31                                             20,962              22,257
Pool #547948, 6.50%, 11/15/31                                             32,342              34,078
Pool #574837, 7.50%, 11/15/31                                             31,906              34,244
Pool #555171, 6.50%, 12/15/31                                             20,290              21,379
Pool #427546, 6.50%, 12/15/31                                             13,707              14,443
Pool #781380, 7.50%, 12/15/31                                             43,655              46,859
Pool #781481, 7.50%, 01/15/32                                            244,550             262,507
Pool #580972, 6.50%, 02/15/32                                             48,161              50,740
Pool #781401, 7.50%, 02/15/32                                            132,560             142,285
Pool #579669, 6.50%, 03/15/32                                            131,002             138,017
Pool #552474, 7.00%, 03/15/32                                             80,622              85,598
Pool #781478, 7.50%, 03/15/32                                             75,349              80,882
Pool #781429, 8.00%, 03/15/32                                            108,799             118,027
Pool #587673, 6.50%, 05/15/32                                            376,920             397,104
Pool #581925, 6.50%, 05/15/32                                             53,383              56,242
Pool #569426, 6.50%, 05/15/32                                            132,710             139,816
Pool #587661, 6.50%, 05/15/32                                            262,462             276,517
Pool #583942, 6.50%, 06/15/32                                            197,598             208,180
Pool #583645, 8.00%, 07/15/32                                             60,404              65,570
Pool #565506, 6.50%, 09/15/32                                            108,909             114,741
Pool #590424, 6.50%, 09/15/32                                             48,288              50,873
Pool #552822, 5.50%, 10/15/32                                            981,237           1,008,290
Pool #595077, 6.00%, 10/15/32                                            359,617             374,015
Pool #596657, 7.00%, 10/15/32                                             45,588              48,402
Pool #552952, 6.00%, 12/15/32                                            368,514             383,268
Pool #612953, 7.00%, 12/15/32                                            110,173             116,973
Pool #603863, 6.50%, 01/15/33                                            368,476             388,060
Pool #588192, 6.00%, 02/15/33                                            203,893             211,946

Pool #602102, 6.00%, 02/15/33                                            431,299             448,335
Pool #604004, 6.50%, 02/15/33                                            670,476             706,111
Pool #602779, 6.50%, 02/15/33                                            106,159             111,801
Pool #608138, 5.50%, 03/15/33                                            576,142             591,853
Pool #603520, 6.00%, 03/15/33                                            396,229             411,879
Pool #604243, 6.00%, 04/15/33                                            754,317             784,112
Pool #611526, 6.00%, 05/15/33                                            215,983             224,514
Pool #611955, 6.50%, 05/15/33                                            581,819             612,742
Pool #781627, 5.50%, 06/15/33                                          1,453,886           1,493,978
Pool #553320, 6.00%, 06/15/33                                          1,131,255           1,175,938
Pool #572733, 6.00%, 07/15/33                                            206,582             214,742
Pool #616031, 6.50%, 07/15/33                                            446,468             470,197
Pool #620452, 5.50%, 08/15/33                                            805,901             827,877
Pool #608319, 5.50%, 10/15/33                                          2,831,743           2,908,962
Pool #622637, 5.50%, 11/15/33                                          1,313,020           1,348,825
Pool #573916, 6.00%, 11/15/33                                            579,317             602,200
Pool #781690, 6.00%, 12/15/33                                            593,782             617,569
Pool #622399, 6.50%, 12/15/33                                            355,354             374,240
Pool #781699, 7.00%, 12/15/33                                            301,768             320,411
Pool #621856, 6.00%, 01/15/34                                            867,989             902,125
Pool #629973, 6.00%, 06/15/34                                          1,568,058           1,629,725
Pool #632831, 5.50%, 07/15/34                                          2,134,123           2,191,796
Pool #562376, 5.50%, 08/15/34                                            851,029             874,028
TBA, 5.00%, 02/01/34 (c)                                               6,922,000           6,965,262
TBA, 5.00%, 03/01/34 (c)                                                 600,000             602,063
TBA, 4.50%, 02/01/35 (c)                                               2,069,000           2,038,610
TBA, 4.50%, 03/01/35 (c)                                                 700,000             687,750
                                                                                     ---------------
                                                                                          38,300,674
                                                                                     ---------------
TENNESSEE VALLEY AUTHORITY  (0.0%)
6.25%, 12/15/17                                                           85,000              96,864
                                                                                     ---------------
U.S. TREASURY BONDS (5.7%)
8.75%, 05/15/17                                                        6,835,000           9,675,530
8.50%, 02/15/20                                                        5,795,000           8,310,163
8.75%, 08/15/20                                                          300,000             440,906
6.25%, 08/15/23                                                       21,545,000          25,839,695
6.38%, 08/15/27                                                       11,605,000          14,348,492
5.38%, 02/15/31                                                        7,165,000           8,015,005
                                                                                     ---------------
                                                                                          66,629,791
                                                                                     ---------------
U.S. TREASURY NOTES (6.8%)
5.75%, 11/15/05                                                       45,925,000          46,931,399
5.88%, 11/15/05                                                          410,000             419,433
4.38%, 05/15/07                                                        4,305,000           4,403,882
2.75%, 08/15/07                                                        3,000,000           2,955,936
3.25%, 08/15/07                                                        2,260,000           2,254,174
3.00%, 11/15/07                                                        1,965,000           1,944,275
2.63%, 05/15/08                                                        2,405,000           2,341,775
3.13%, 09/15/08                                                        1,820,000           1,795,401
3.13%, 10/15/08                                                        1,325,000           1,306,212
3.38%, 11/15/08                                                        8,640,000           8,586,674
4.88%, 02/15/12                                                        1,000,000           1,057,539
4.00%, 11/15/12                                                        5,180,000           5,184,859
                                                                                     ---------------
                                                                                          79,181,559
                                                                                     ---------------
TOTAL U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS                                   821,476,834
                                                                                     ---------------

CORPORATE BONDS (32.4%)
AEROSPACE  (0.4%)
Boeing Co., 6.13%, 02/15/33                                              500,000             556,713
General Dynamics Corp., 3.00%, 05/15/08                                  425,000             414,017
Lockheed Martin Corp., 8.50%, 12/01/29                                   600,000             836,918
Northrop Grumman Corp., 7.13%, 02/15/11                                  535,000             612,982

Raytheon Co., 6.30%, 03/15/05                                            190,000             190,736
Raytheon Co., 6.50%, 07/15/05                                             36,000              36,532
Raytheon Co., 8.30%, 03/01/10                                            250,000             294,486
Raytheon Co., 5.50%, 11/15/12                                            150,000             159,109
Rockwell Collins Corp., 4.75%, 12/01/13                                  500,000             503,556
United Technologies Corp., 6.35%, 03/01/11                               675,000             751,129
                                                                                     ---------------
                                                                                           4,356,178
                                                                                     ---------------
AGRICULTURAL PRODUCTS (0.1%)
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11                       70,000              82,674
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13                      550,000             556,978
                                                                                     ---------------
                                                                                             639,652
                                                                                     ---------------
AIRLINES (0.1%)
Continental Airlines, Inc., 6.56%, 02/15/12                              395,000             419,607
Continental Airlines, Inc., 7.88%, 07/02/18                              232,079             221,601
Southwest Airlines Corp., 8.00%, 03/01/05                                 40,000              40,135
Southwest Airlines Corp., 7.88%, 09/01/07                                 24,000              26,099
                                                                                     ---------------
                                                                                             707,442
                                                                                     ---------------
AUTO PARTS (0.0%)
Lear Corp., 5.75%, 08/01/14 (b)                                          125,000             126,549
                                                                                     ---------------
AUTOMOBILES (0.4%)
DaimlerChrysler AG, 6.40%, 05/15/06                                      350,000             362,572
DaimlerChrysler AG, 4.05%, 06/04/08                                      700,000             696,549
DaimlerChrysler AG, 7.30%, 01/15/12                                      660,000             751,328
DaimlerChrysler AG, 6.50%, 11/15/13                                      200,000             217,979
DaimlerChrysler AG, 8.50%, 01/18/31                                      150,000             192,136
DaimlerChrysler NA Holdings, 4.75%,01/15/08                            1,000,000           1,016,807
Ford Motor Co., 7.45%, 07/16/31                                          700,000             698,354
General Motors, 8.38%, 07/15/33                                          150,000             151,046
                                                                                     ---------------
                                                                                           4,086,771
                                                                                     ---------------
BANKING (3.9%)
Anadarko Finance Co., 6.75%, 05/01/11                                    200,000             225,613
Andina de Fomento Corp., 6.88%, 03/15/12                                 400,000             450,434
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09 (b)                 100,000              97,125
Bank of America Corp., 4.75%, 10/15/06                                 1,000,000           1,020,866
Bank of America Corp., 5.88%, 02/15/09                                   400,000             427,357
Bank of America Corp., 4.88%, 09/15/12                                   490,000             503,228
Bank of America Corp., 4.88%, 01/15/13                                   850,000             871,707
Bank of America Corp., 5.25%, 12/01/15                                   500,000             517,589
Bank of New York Corp., 5.20%, 07/01/07                                  565,000             584,335
Bank One Corp., 6.88%, 08/01/06                                          115,000             120,706
Bank One Corp., 4.13%, 09/01/07                                        1,615,000           1,635,774
Bank One Corp., 7.88%, 08/01/10                                          100,000             116,800
Bank One Corp., 5.25%, 01/30/13                                          800,000             826,849
Bank One Corp., 8.00%, 04/29/27                                          122,000             159,334
BB&T Corp., 6.50%, 08/01/11                                              300,000             335,099
BB&T Corp., 4.75%, 10/01/12                                              400,000             404,070
BHP Finance Corp., 6.42%, 03/01/26                                       135,000             152,400
BSCH Issuances Ltd., 7.63%, 09/14/10                                     100,000             116,307
Citicorp, Inc., 6.38%, 11/15/08                                          275,000             298,591
Citigroup, Inc., 6.50%, 02/07/06                                         400,000             412,520
Citigroup, Inc., 5.50%, 08/09/06                                       1,000,000           1,029,802
Citigroup, Inc., 3.63%, 02/09/09                                         800,000             790,210
Citigroup, Inc., 6.50%, 01/18/11                                         225,000             251,856
Citigroup, Inc., 5.63%, 08/27/12                                         500,000             533,546
Citigroup, Inc., 5.00%, 09/15/14                                         683,000             693,423

Citigroup, Inc., 6.63%, 06/15/32                                         565,000             653,451
Citigroup, Inc., 5.85%, 12/11/34                                         350,000             371,573
Comerica, Inc., 4.80%, 05/01/15                                          300,000             295,811
Deutsche Bank AG, 7.50%, 04/25/09                                        100,000             112,956
Deutsche Bank Financial LLC., 5.38%, 03/02/15                            300,000             313,087
European Investment Bank, 3.38%, 03/16/09                              1,600,000           1,580,195
European Investment Bank, 4.63%, 05/15/14                                525,000             542,630
Fifth Third Bank, 3.38%, 08/15/08                                        280,000             274,725
First Union Corp., 7.00%, 03/15/06                                       500,000             519,075
Firstbank Puerto Rico Corp., 7.63%, 12/20/05                             100,000             101,888
FleetBoston Financial Corp., 7.25%, 09/15/05                             640,000             656,157
FleetBoston Financial Corp., 4.20%, 11/30/07                             300,000             303,626
FleetBoston Financial Corp., 3.85%, 02/15/08                             750,000             750,431
HBOS PLC, 5.38%, 11/29/49 (b)                                            600,000             621,626
HSBC Bank USA, 4.63%, 04/01/14                                           400,000             395,186
HSBC Bank USA, 5.88%, 11/01/34                                           200,000             209,316
HSBC Holdings PLC, 7.50%, 07/15/09                                       955,000           1,083,882
Inter-American Development Bank, 5.75%, 02/26/08                         250,000             265,014
Inter-American Development Bank, 6.80%, 10/15/25                         700,000             856,853
International Bank for Reconstruction
& Development, 7.63%, 01/19/23                                           750,000           1,012,013
JP Morgan Chase & Co., 5.63%, 08/15/06                                 1,000,000           1,031,441
JP Morgan Chase & Co., 6.25%, 01/15/09                                   100,000             107,485
JP Morgan Chase & Co., 3.50%, 03/15/09                                   800,000             781,943
JP Morgan Chase & Co., 4.50%, 11/15/10                                   500,000             506,523
JP Morgan Chase & Co., 6.63%, 03/15/12                                   940,000           1,052,468
Key Bank NA, 5.70%, 08/15/12                                             450,000             475,433
Key Bank NA, 5.80%, 07/01/14                                             250,000             266,993
KFW International Finance, Inc., 4.75%, 01/24/07                       2,005,000           2,057,242
M & T Bank Corp., 3.85%, 04/01/13                                        300,000             296,158
Marshall & Ilsley Bank, 5.25%, 09/04/12                                  275,000             290,049
Marshall & Ilsley, Inc., 4.13%, 09/04/07                                 125,000             126,287
MBNA America Bank Corp., 6.25%, 01/17/07                                 495,000             517,253
MBNA America Bank Corp., 7.13%, 11/15/12                                 315,000             360,761
National City Bank Corp., 4.00%, 09/28/07                                300,000             302,230
National City Corp., 3.20%, 04/01/08                                     400,000             390,264
Nationsbank Corp., 6.60%, 05/15/10                                       200,000             221,081
PNC Funding Corp., 5.25%, 11/15/15                                       600,000             612,339
Popular North America, Inc., 4.70%, 06/30/09                             200,000             203,199
Regions Financial Corp., 6.38%, 05/15/12                                 150,000             167,107
Sovereign Bancorp., Inc., 5.13%, 03/15/13                                200,000             202,119
St. George Bank Ltd., 5.30%, 10/15/15 (b)                                400,000             410,253
Suntrust Bank, 5.20%, 01/17/17                                           300,000             305,118
SunTrust Banks, Inc., 5.45%, 12/01/17                                    310,000             320,842
U.S. Bancorp, 5.10%, 07/15/07                                            500,000             514,880
Union Planters Corp., 4.38%, 12/01/10                                    150,000             150,378
Unionbancal Corp., 5.25%, 12/16/13                                       350,000             357,947
US Bank N.A., 2.85%, 11/15/06                                          1,500,000           1,481,840
US Bank N.A. Minnesota, 6.38%, 08/01/11                                  250,000             277,492
US Bank NA, 4.80%, 04/15/15                                              225,000             225,271
Wachovia Bank NA, 4.85%, 07/30/07                                        800,000             825,766
Wachovia Corp., 3.63%, 02/17/09                                        2,175,000           2,144,032
Wachovia Corp., 4.88%, 02/15/14                                          310,000             311,908
Wells Fargo & Co., 7.25%, 08/24/05                                       400,000             408,890
Wells Fargo & Co., 3.13%, 04/01/09                                     1,400,000           1,353,108
Wells Fargo & Co., 6.45%, 02/01/11                                     1,440,000           1,598,838

Wells Fargo & Co., 5.13%, 09/15/16                                       350,000             356,003
Westpac Banking Corp., 4.63%, 06/01/18                                   250,000             237,208
                                                                                     ---------------
                                                                                          44,743,185
                                                                                     ---------------
BEVERAGES (0.1%)
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)                               300,000             306,823
Pepsi Bottling Group, Inc., 7.00%, 03/01/29                              350,000             434,816
Pepsiamericas, Inc., 4.88%, 01/15/15                                     750,000             755,666
                                                                                     ---------------
                                                                                           1,497,305
                                                                                     ---------------
BUILDING & CONSTRUCTION (0.2%)
Catepillar, Inc., 7.30%, 05/01/31                                        170,000             218,743
Centex Corp., 7.88%, 02/01/11                                            250,000             291,330
Centex Corp., 7.50%, 01/15/12                                            100,000             115,575
Hanson Australia Funding, 5.25%, 03/15/13                                450,000             459,995
Korea Development Bank Corp., 4.25%, 11/13/07                            250,000             251,223
Lennar Corp., 5.95%, 03/01/13                                             90,000              95,474
Masco Corp., 5.88%, 07/15/12                                             360,000             388,183
MDC Holdings, Inc., 5.50%, 05/15/13                                      250,000             255,819
Pulte Homes, Inc., 7.88%, 08/01/11                                        40,000              46,396
Pulte Homes, Inc., 6.25%, 02/15/13                                       105,000             112,301
Ryland Group, 5.38%, 01/15/15                                            400,000             402,776
Toll Brothers, Inc., 6.88%, 11/15/12                                     150,000             168,044
                                                                                     ---------------
                                                                                           2,805,859
                                                                                     ---------------
BUSINESS SERVICES (0.1%)
Cendant Corp., 7.38%, 01/15/13                                           390,000             453,206
Fiserv, Inc., 4.00%, 04/15/08                                            200,000             199,854
Pitney Bowes, Inc., 4.75%, 05/15/18                                      150,000             147,094
Sungard Data Systems, Inc., 4.88%, 01/15/14 (b)                          500,000             489,174
                                                                                     ---------------
                                                                                           1,289,328
                                                                                     ---------------
CABLE (0.4%)
AOL Time Warner, 6.125%, 4/15/06                                         475,000             489,385
British Sky Broadcasting Group PLC, 8.20%, 07/15/09                      375,000             432,075
Comcast Cable Communcations Holdings, 9.46%, 11/15/22                    200,000             281,276
Comcast Corp., 6.20%, 11/15/08                                           100,000             107,225
Comcast Corp., 5.85%, 01/15/10 (b)                                       465,000             496,262
Comcast Corp., 5.50%, 03/15/11                                           500,000             527,160
Comcast Corp., 8.38%, 03/15/13                                           400,000             494,131
Comcast Corp., 7.05%, 03/15/33                                           250,000             293,490
Cox Communications, Inc., 7.13%, 10/01/12                                500,000             563,169
Harris Corp., 6.35%, 02/01/28                                            250,000             266,465
USA Interactive, 7.00%, 01/15/13                                         300,000             334,384
                                                                                     ---------------
                                                                                           4,285,022
                                                                                     ---------------
CHEMICALS (0.2%)
Albemarle Corp., 5.10%, 02/01/15                                         200,000             200,769
Chevron Phillips Chemical, 5.38%, 06/15/07                               100,000             103,146
Dow Chemical Co., 5.75%, 11/15/09                                        570,000             607,886
ICI North America, 8.88%, 11/15/06                                       300,000             325,199
Praxair, Inc., 6.85%, 06/15/05                                            70,000              70,952
Praxair, Inc., 3.95%, 06/01/13                                           300,000             288,027
Rohm & Haas Co., 7.40%, 07/15/09                                         810,000             914,888
Rohm & Haas Co., 7.85%, 7/15/29                                          200,000             266,404
                                                                                     ---------------
                                                                                           2,777,271
                                                                                     ---------------
COMMERCIAL SERVICES (0.1%)
Aramark Services, Inc., 6.38%, 02/15/08                                  140,000             148,954
Cendant Corp., 6.88%, 08/15/06                                           580,000             607,112
                                                                                     ---------------
                                                                                             756,066
                                                                                     ---------------

COMPUTERS (0.2%)
First Data Corp., 6.38%, 12/15/07                                        350,000             374,591
Hewlett Packard Co., 3.63%, 03/15/08                                     250,000             248,132
Hewlett Packard Co., 6.50%, 07/01/12                                     250,000             280,543
IBM Corp., 6.45%, 08/01/07                                               115,000             122,273
IBM Corp., 5.50%, 01/15/09                                               200,000             210,429
IBM Corp., 4.75%, 11/29/12                                               475,000             486,550
IBM Corp., 5.88%, 11/29/32                                               415,000             453,329
Kern River Funding Corp., 4.89%, 04/30/18 (b)                             92,800              94,829
                                                                                     ---------------
                                                                                           2,270,676
                                                                                     ---------------
CONGLOMERATES (0.0%)
Fortune Brands, Inc., 2.88%, 12/01/16                                    500,000             493,748
                                                                                     ---------------
CONTAINERS (0.1%)
Newell Rubbermaid, Inc., 4.63%, 12/15/09                                 350,000             351,875
Newell Rubbermaid, Inc., 4.00%, 05/01/10                                 150,000             146,696
Packaging Corp. of America, 5.75%, 08/01/13 (b)                          150,000             155,294
Sealed Air Corp., 5.38%, 04/15/08 (b)                                    200,000             206,817
Sealed Air Corp., 6.95%, 05/15/09 (b)                                     55,000              59,857
                                                                                     ---------------
                                                                                             920,539
                                                                                     ---------------
COSMETICS/TOILETRIES (0.0%)
Procter & Gamble Co., 4.95%, 08/15/14                                    500,000             513,167
                                                                                     ---------------
CRUISE LINES (0.0%)
Carnival Corp., 3.75%, 11/15/07 (b)                                      500,000             497,607
                                                                                     ---------------
DEPARTMENT STORES (0.3%)
Federated Department Stores, 6.63%, 04/01/11                             370,000             411,214
Federated Department Stores, 6.90%, 04/01/29                             250,000             280,554
Kimberly-Clark Corp., 7.10%, 08/01/07                                    106,000             114,829
Kimberly-Clark Corp., 5.63%, 02/15/12                                    500,000             538,284
Kohl's Corp., 6.30%, 03/01/11                                             50,000              55,044
Target Corp., 10.00%, 01/01/11                                           112,000             142,429
Target Corp., 6.35%, 01/15/11                                            210,000             233,590
Target Corp., 7.00%, 07/15/31                                            295,000             369,120
Wal-Mart Stores, Inc., 6.88%, 08/10/09                                   990,000           1,105,709
Wal-Mart Stores, Inc., 4.13%, 02/15/11                                   650,000             650,330
                                                                                     ---------------
                                                                                           3,901,103
                                                                                     ---------------
ELECTRIC - INTEGRATED (1.3%)
Alabama Power Co., 5.70%, 02/15/33                                       200,000             212,244
Amerenenergy Generating Co., 7.95%, 06/01/32                             105,000             135,072
American Electric Power Co., 6.13%, 05/15/06                             600,000             618,947
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12                          70,000              74,508
Commonwealth Edison Corp., 6.15%, 03/15/12                               200,000             221,382
Conectiv, Inc., 5.30%, 06/01/05                                           45,000              45,261
Consolidated Edison, Inc., 7.15%, 12/01/09                                60,000              67,696
Consolidated Edison, Inc., 4.88%, 02/01/13                               560,000             570,804
Constellation Energy Group, Inc., 6.13%, 09/01/09                        530,000             571,473
Consumers Energy - ITC, 4.25%, 04/15/08                                  205,000             206,092
Consumers Energy - ITC, 4.00%, 05/15/10                                  200,000             195,554
Dominion Resource, Inc., 6.30%, 03/15/33                                 500,000             537,413
Duke Energy Corp., 3.75%, 03/05/08                                     1,200,000           1,194,225
Duke Energy Corp., 6.25%, 01/15/12                                       770,000             844,153
Emerson Electric Co., 7.88%, 06/01/05                                    115,000             116,913
Entergy Gulf States, Inc., 5.25%, 08/01/15                               300,000             297,348
Entergy Mississippi, Inc., 5.15%, 02/01/13                               490,000             494,779
Exelon Generation Co., 5.35%, 01/15/14                                   575,000             592,962

Florida Power & Light Co., 6.88%, 12/01/05                               225,000             231,681
Florida Power & Light Co., 5.85%, 02/01/33                               170,000             184,900
Florida Power & Light Co., 5.95%, 10/01/33                               130,000             144,039
Florida Power Corp., 5.90%, 03/01/33                                     115,000             123,274
FPL Group Capital, Inc., 7.63%, 09/15/06                                  85,000              90,211
General Electric Cap Corp., 4.63%, 09/15/09                              675,000             690,304
General Electric Co., 5.00%, 02/01/13                                  1,575,000           1,623,073
Georgia Power Corp., 5.13%, 11/15/12                                     180,000             186,660
Midamerican Energy Holdings Co., 5.88%, 10/01/12                         675,000             718,606
New York State Electric & Gas Corp., 5.75%, 05/01/23                     100,000             104,984
Ohio Power Co., 6.60%, 02/15/33 (b)                                      200,000             230,970
Oncor, Inc., 6.38%, 05/01/12                                             165,000             182,600
Pacific Gas & Electric Co., 4.20%, 03/01/11                            1,200,000           1,186,151
Pepco Holdings, Inc., 4.00%, 05/15/10                                    200,000             196,245
Progress Energy, Inc., 5.85%, 10/30/08                                   105,000             110,651
Progress Energy, Inc., 7.10%, 03/01/11                                   440,000             494,899
PSEG Power Corp., 6.95%, 06/01/12                                        125,000             141,394
Public Service Electric & Gas, 5.13%, 09/01/12                           330,000             342,592
Public Service New Mexico Corp., 4.40%, 09/15/08                         175,000             176,134
Scana Corp., 6.88%, 05/15/11                                              50,000              56,567
Scana Corp., 6.25%, 02/01/12                                             250,000             275,468
Southern California Edison Co., 8.00%, 02/15/07                          277,000             299,666
Southern California Edison Co., 6.00%, 01/15/34                          300,000             328,580
Southern Power Co., 6.25%, 07/15/12                                      225,000             246,938
Wisconsin Electric Power, 5.63%, 05/15/33                                100,000             105,348
                                                                                     ---------------
                                                                                          15,378,550
                                                                                     ---------------
ELECTRIC SERVICES (0.1%)
Cincinnati Gas and Electric Co., 5.40%, 06/15/33                         125,000             125,190
PPL Electric Utility, 5.88%, 08/15/07                                  1,000,000           1,047,213
PSEG Power, 5.50%, 12/01/15                                              200,000             206,342
TXU Energy Co., 6.13%, 03/15/08                                          300,000             316,250
                                                                                     ---------------
                                                                                           1,694,995
                                                                                     ---------------
ELECTRIC-DISTRIBUTION (0.1%)
Hydro Quebec Corp., 8.88%, 03/01/26                                      265,000             396,046
Pepco Holdings, Inc., 6.45%, 08/15/12                                    180,000             199,378
TXU Corp., 6.15%, 11/15/13 (b)                                           320,000             347,436
                                                                                     ---------------
                                                                                             942,860
                                                                                     ---------------
ELECTRONICS (0.1%)
Emerson Electric Co., 6.00%, 08/15/32                                    140,000             155,195
Exelon Corp., 6.75%, 05/01/11                                            425,000             474,460
                                                                                     ---------------
                                                                                             629,655
                                                                                     ---------------
FARM MACHINERY & EQUIPMENT (0.0%)
Deere & Co., 7.85%, 05/15/10                                             220,000             256,913
                                                                                     ---------------
FINANCE SERVICES (0.0%)
CIT Group, Inc., 5.13%, 09/30/14                                         425,000             430,219
                                                                                     ---------------
FINANCIAL SERVICES (14.6%)
Ace Ina Holdings, 8.30%, 08/15/06                                        250,000             265,738
Ace Ina Holdings, 5.88%, 06/15/14                                        350,000             361,947
American Express Co., 6.88%, 11/01/05                                    100,000             102,638
American Express Co., 4.88%, 07/15/13                                    285,000             291,179
American General Finance, 5.38%, 10/01/12                                575,000             600,444
American Honda Financial, 2.83%, 10/03/05 (b)                            245,000             245,469
Associates Corp. of North America, 6.95%, 11/01/18                       575,000             673,974

Axa Financial, Inc., 7.75%, 08/01/10                                     450,000             523,245
Axa Financial, Inc., 7.00%, 04/01/28                                     225,000             266,888
Bear Stearns Co., Inc., 7.63%, 02/01/05                                  165,000             165,000
Bear Stearns Co., Inc., 5.70%, 01/15/07                                1,000,000           1,037,355
Bear Stearns Co., Inc., 5.70%, 11/15/14                                  425,000             451,840
Bear Stearns Co., Inc., 4.65%, 07/02/18                                  600,000             569,696
Boeing Capital Corp., 5.75%, 02/15/07                                  1,200,000           1,246,573
Boeing Capital Corp., 6.10%, 03/01/11                                     85,000              92,949
Boeing Capital Corp., 5.80%, 01/15/13                                    225,000             243,520
Capital One Bank, 6.88%, 02/01/06                                        120,000             123,971
Capital One Bank, 4.88%, 05/15/08                                        700,000             716,155
Caterpillar Financial Services Corp., 4.88%, 06/15/07                     90,000              92,300
Caterpillar Financial Services Corp., 2.70%, 07/15/08                    700,000             672,777
CIT Group, Inc., 3.88%, 11/03/08                                         500,000             496,023
CIT Group, Inc., 4.75%, 12/15/10                                         340,000             347,549
CitiFinancial Credit Co., 10.00%, 05/15/09                               100,000             122,372
Countrywide Financial Corp., 5.63%, 07/15/09                             950,000           1,003,079
Credit Suisse FB USA, Inc., 7.13%, 07/15/32                              400,000             490,198
Credit Suisse First Boston USA, Inc., 5.88%, 08/01/06                  1,525,000           1,578,194
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11                    450,000             491,124
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12                    600,000             669,923
Credit Suisse First Boston USA, Inc., 5.13%, 01/15/14                    290,000             297,487
Credit Suisse First Boston USA, Inc., 2.70%, 05/15/14                 16,274,839          16,286,623
Ford Motor Credit Co., 6.88%, 02/01/06                                 1,194,000           1,224,532
Ford Motor Credit Co., 6.50%, 01/25/07                                 1,550,000           1,595,680
Ford Motor Credit Co., 4.95%, 01/15/08                                   500,000             495,823
Ford Motor Credit Co., 5.70%, 01/15/10                                   500,000             498,469
Ford Motor Credit Co., 7.25%, 10/25/11                                 1,140,000           1,213,095
Ford Motor Credit Co., 7.00%, 10/01/13                                 1,735,000           1,828,633
General Electric Capital Corp., 4.25%, 01/15/08                          480,000             486,041
General Electric Capital Corp., 5.88%, 02/15/12                          100,000             108,132
General Electric Capital Corp., 6.00%, 06/15/12                          645,000             704,959
General Electric Capital Corp., 5.45%, 01/15/13                          200,000             212,063
General Electric Capital Corp., 6.75%, 03/15/32                        1,345,000           1,612,768
General Motors Acceptance Corp., 6.125%, 9/15/2006                     1,000,000           1,016,366
General Motors Acceptance Corp., 6.13%, 08/28/07                       1,700,000           1,725,067
General Motors Acceptance Corp., 7.75%, 01/19/10                          50,000              52,521
General Motors Acceptance Corp., 7.25%, 03/02/11                         915,000             937,473
General Motors Acceptance Corp., 6.88%, 09/15/11                         750,000             753,125
General Motors Acceptance Corp., 7.00%, 02/01/12                         390,000             392,993
General Motors Acceptance Corp., 6.88%, 08/28/12                         750,000             748,365
General Motors Acceptance Corp., 8.00%, 11/01/31                         800,000             809,590

Golden West Financial Corp., 4.75%, 10/01/12                             265,000             267,127
Goldman Sachs Group, Inc., 4.13%, 01/15/08                             1,060,000           1,069,221
Goldman Sachs Group, Inc., 6.65%, 05/15/09                               700,000             768,881
Goldman Sachs Group, Inc., 6.60%, 01/15/12                               175,000             195,384
Goldman Sachs Group, Inc., 5.25%, 04/01/13                             1,125,000           1,161,341
Goldman Sachs Group, Inc., 5.25%, 10/15/13                             1,475,000           1,518,669
Goldman Sachs Group, Inc., 6.13%, 02/15/33                               500,000             535,385
Greenwich Capital, 2.58%, 11/05/19                                    20,000,000          20,006,250
Harley Davidson Funding, 3.63%, 12/15/08 (b)                             600,000             594,251
Household Finance Corp., 5.88%, 02/01/09                               1,620,000           1,723,058
Household Finance Corp., 7.00%, 05/15/12                               1,375,000           1,573,741
International Lease Finance Corp., 4.38%, 12/15/05                       450,000             453,537
International Lease Finance Corp., 4.00%, 01/17/06                       250,000             251,173
J Paul Getty Trust Corp., 5.88%, 10/01/33                              2,500,000           2,696,243
John Deere Capital Corp., 3.90%, 01/15/08                              1,000,000           1,002,399
John Hancock Financial Services, Inc., 5.63%, 12/01/08                   100,000             105,587
JP Morgan Chase & Co., 2.59%, 04/16/19                                20,000,000          20,029,579
KfW International Finance, 5.13%, 05/13/09                             1,500,000           1,568,231
Korea Dev Bank, 4.75%, 07/20/09                                        1,500,000           1,524,324
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08                        1,000,000             984,110
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10                           97,000             113,671
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12                          890,000             997,286
Lehman Brothers Holdings, Inc., 4.80%, 03/13/14                          600,000             596,763
Lehman Brothers Holdings, Inc., 2.65%, 10/15/17                       20,000,000          20,003,320
Mellon Financial Corp., 7.00%, 03/15/06                                  200,000             207,517
Mellon Financial Corp., 6.40%, 05/14/11                                  450,000             499,231
Mellon Financial Corp., 5.00%, 12/01/14                                  200,000             205,248
Morgan Stanley, 7.75%, 06/15/05                                          200,000             203,542
Morgan Stanley, 6.10%, 04/15/06                                          300,000             309,406
Morgan Stanley, 5.80%, 04/01/07                                          850,000             886,685
Morgan Stanley, 3.63%, 04/01/08                                          750,000             743,843
Morgan Stanley, 6.60%, 04/01/12                                          450,000             502,600
Morgan Stanley, 5.30%, 03/01/13                                          625,000             647,968
Morgan Stanley, 4.75%, 04/01/14                                        1,000,000             984,402
Morgan Stanley, 7.25%, 04/01/32                                          250,000             312,057
National Rural Utilities, 4.75%, 03/01/14                                550,000             555,070
Nisource Finance Corp., 7.63%, 11/15/05                                  170,000             175,502
Prudential Financial, Inc., 3.75%, 05/01/08                              655,000             649,265
Prudential Financial, Inc., 5.10%, 09/20/14                              300,000             304,045
Royal Bank of Scotland Group, 5.00%, 11/12/13                            400,000             408,548
Royal Bank of Scotland Group, 5.05%, 01/08/15                            535,000             544,692
Royal Bank of Scotland Group, 4.70%, 07/03/18                            300,000             287,208
SLM Corp., 5.38%, 05/15/14                                             1,050,000           1,093,475
Synovus Financial Corp., 4.88%, 02/15/13                                 150,000             150,633
Textron Financial Corp., 2.75%, 06/01/06                                 435,000             428,376
Wachovia Bank Commercial Mortgage, 2.65%, 10/15/15                    30,000,000          30,036,656
Washington Mutual, Inc., 4.38%, 01/15/08                                 750,000             758,006
Washington Mutual, Inc., 5.50%, 01/15/13                                 445,000             465,988
                                                                                     ---------------
                                                                                         168,041,419
                                                                                     ---------------

FOOD & RELATED (0.8%)
Albertson's, Inc., 7.50%, 02/15/11                                       800,000             923,501
Anheuser-Busch Co., Inc., 4.38%, 01/15/13                                300,000             298,114
Anheuser-Busch Co., Inc., 6.00%, 11/01/41                                250,000             274,260
Archer Daniels Midland Co., 5.94%, 10/01/32                              485,000             528,649
Campbell Soup Co., 4.88%, 10/01/13                                       400,000             408,335
Coca-Cola Bottling Co., 5.00%, 11/15/12                                  150,000             152,119
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11                             535,000             588,506
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28                             395,000             469,222
Conagra Foods, Inc., 6.75%, 09/15/11                                     150,000             169,388
Conagra Foods, Inc., 7.00%, 10/01/28                                     300,000             360,930
Diageo Capital PLC, 3.50%, 11/19/07                                      860,000             853,827
General Mills, Inc., 6.00%, 02/15/12                                     158,000             171,760
Kellogg Co., 6.00%, 04/01/06                                             163,000             167,656
Kellogg Co., 2.88%, 06/01/08                                             500,000             483,735
Kraft Foods, Inc., 4.63%, 11/01/06                                        60,000              60,962
Kraft Foods, Inc., 5.63%, 11/01/11                                       794,000             842,214
Kroger Co., 6.80%, 04/01/11                                              340,000             381,621
Kroger Co., 6.20%, 06/15/12                                              400,000             438,302
Kroger Co., 7.50%, 04/01/31                                              135,000             164,011
Miller Brewing Co., 5.50%, 08/15/13 (b)                                  250,000             262,309
Safeway, Inc., 6.15%, 03/01/06                                           150,000             154,166
Safeway, Inc., 6.50%, 03/01/11                                           400,000             437,047
Sara Lee Corp., 6.25%, 09/15/11                                          425,000             471,162
Supervalu, Inc., 7.50%, 05/15/12                                         125,000             145,539
Unilever Capital Corp., 7.13%, 11/01/10                                  550,000             630,522
                                                                                     ---------------
                                                                                           9,837,857
                                                                                     ---------------
HEALTHCARE SERVICES (0.1%)
Eli Lilly & Co., 6.00%, 03/15/12                                         300,000             329,794
Eli Lilly & Co., 7.13%, 06/01/25                                         200,000             248,133
Health Care Property Investors, Inc., 6.45%, 06/25/12                     95,000             104,516
                                                                                     ---------------
                                                                                             682,443
                                                                                     ---------------
HOTELS (0.0%)
Harrahs Operating Co., Inc., 5.50%, 07/01/10                             380,000             392,075
                                                                                     ---------------
HOUSEHOLD PRODUCTS (0.1%)
Clorox Co., 4.20%, 01/15/10 (b)                                          530,000             530,881
Dial Corp., 6.50%, 09/15/08                                              250,000             272,720
                                                                                     ---------------
                                                                                             803,601
                                                                                     ---------------
INDUSTRIALS (0.0%)
News America Corp., 7.28%, 06/30/28                                      130,000             151,575
                                                                                     ---------------
INSURANCE (0.8%)
Allstate Corp., 5.38%, 12/01/06                                          675,000             693,928
Allstate Corp., 6.13%, 02/15/12                                          430,000             470,229
Allstate Corp., 6.13%, 12/15/32                                          200,000             218,120
American General Corp., 7.50%, 07/15/25                                  250,000             316,528
Berkley Corp., 5.13%, 09/30/10                                           175,000             176,811
Berkshire Hathaway, Inc., 4.13%, 01/15/10                                750,000             749,370
General Motors Acceptance Corp., 5.63%, 05/15/09                         250,000             244,423
Hartford Financial Services Group, 4.75%, 03/01/14                       200,000             197,013
Hartford Life, Inc., 7.38%, 03/01/31                                     100,000             123,862
Infinity Property & Casualty, 5.50%, 02/18/14                            200,000             198,870
Ing Sec Life Inst Fund, 4.25%, 01/15/10                                2,000,000           1,999,179
Marsh & Mclennan Cos., Inc., 6.25%, 03/15/12                             175,000             182,543
Metlife, Inc., 6.13%, 12/01/11                                           835,000             912,803
Monumental Global Funding II, 4.38%, 07/30/09 (b)                        500,000             500,415

New York Life Insurance, 5.88%, 05/15/33 (b)                             200,000             214,458
NLV Financial Corp., 7.50%, 08/15/33 (b)                                 125,000             137,802
North Front Pass-Thru, 5.81%, 12/15/24                                   500,000             513,422
Principal Life Global Funding, 6.25%, 02/15/12 (b)                       150,000             165,965
Progressive Corp., 6.25%, 12/01/32                                       150,000             166,189
RLI Corp., 5.95%, 01/15/14                                               200,000             201,288
Travelers Property Casualty Corp., 6.38%, 03/15/33                       200,000             208,439
Western & Southern Finance, 5.75%, 07/15/33 (b)                          250,000             254,579
XL Capital Ltd., 5.25%, 09/15/14                                       1,020,000           1,031,435
                                                                                     ---------------
                                                                                           9,877,671
                                                                                     ---------------
MANUFACTURING (0.1%)
Cooper Industries, Inc., 5.50%, 11/01/09                                 175,000             184,297
Honeywell International, Inc., 6.13%, 11/01/11                           250,000             274,799
Norsk Hydro A/S, 6.36%, 01/15/09                                         460,000             497,440
Tyco International Group SA, 6.13%, 01/15/09                             165,000             177,311
Tyco International Group SA, 6.00%, 11/15/13                             500,000             545,167
                                                                                     ---------------
                                                                                           1,679,014
                                                                                     ---------------
MEDICAL PRODUCTS (0.1%)
Baxter International, Inc., 4.63%, 03/15/15 (b)                          130,000             125,858
Boston Scientific, 5.45%, 06/15/14                                       600,000             626,806
Wyeth, 5.50%, 02/01/14                                                   900,000             937,570
                                                                                     ---------------
                                                                                           1,690,234
                                                                                     ---------------
METALS & MINERALS (0.2%)
Alcan, Inc., 6.45%, 03/15/11                                              75,000              83,268
Alcan, Inc., 4.50%, 05/15/13                                             230,000             227,636
Alcoa, Inc., 6.00%, 01/15/12                                             310,000             337,981
Barrick Gold Finance, Inc., 4.88%, 11/15/14                              390,000             391,472
BHP Billiton Ltd., 4.80%, 04/15/13                                       400,000             407,007
Codelco, Inc., 6.38%, 11/30/12 (b)                                       120,000             133,323
Inco Ltd., 7.75%, 05/15/12                                               300,000             356,697
Noranda, Inc., 7.00%, 07/15/05                                           510,000             518,552
Placer Dome, Inc., 6.38%, 03/01/33                                       235,000             257,809
                                                                                     ---------------
                                                                                           2,713,745
                                                                                     ---------------
MULTIMEDIA (0.8%)
AOL Time Warner, Inc., 6.88%, 05/01/12                                   820,000             931,376
AOL Time Warner, Inc., 7.70%, 05/01/32                                 1,130,000           1,407,660
Belo Corp., 8.00%, 11/01/08                                              145,000             163,143
Clear Channel Communications, Inc., 4.40%, 05/15/11                      200,000             192,187
Gannet Co., Inc., 5.50%, 04/01/07                                        185,000             191,782
Johnson Controls, Inc., 4.88%, 09/15/13                                  300,000             306,228
Liberty Media Corp., 7.88%, 07/15/09                                     265,000             292,100
Liberty Media Corp., 5.70%, 05/15/13                                     300,000             293,702
Liberty Media Corp., 8.25%, 02/01/30                                     200,000             224,464
News America Holdings, Inc., 9.25%, 02/01/13                             200,000             257,741
News America Holdings, Inc., 8.00%, 10/17/16                             200,000             245,034
News America Holdings, Inc., 6.20%, 12/15/34 (b)                         500,000             515,780
Reed Elsevier Capital, 6.13%, 08/01/06                                   900,000             928,262
Time Warner, Inc., 6.88%, 06/15/18                                       298,000             340,239
Viacom, Inc., 5.63%, 05/01/07                                          1,000,000           1,038,905
Viacom, Inc., 5.63%, 08/15/12                                            250,000             265,518
Viacom, Inc., 7.88%, 07/30/30                                            135,000             172,697
Walt Disney Co., 5.38%, 06/01/07                                       1,000,000           1,033,223
Walt Disney Co., 6.38%, 03/01/12                                         236,000             262,183
                                                                                     ---------------
                                                                                           9,062,224
                                                                                     ---------------
NATURAL GAS TRANSMISSION (0.1%)
Plains All American Pipeline, 5.63%, 12/15/13                            560,000             581,128
                                                                                     ---------------

NON-HAZARDOUS WASTE DISPOSAL (0.1%)
Waste Management, Inc., 7.38%, 08/01/10                                  250,000             285,560
Waste Management, Inc., 6.38%, 11/15/12                                  350,000             388,071
                                                                                     ---------------
                                                                                             673,631
                                                                                     ---------------
OIL & GAS (1.6%)
AGL Capital Corp., 4.45%, 04/15/13 (b)                                   300,000             292,811
Anadarko Petroleum Corp., 7.50%, 05/01/31                                205,000             260,217
Apache Corp., 6.25%, 04/15/12                                            390,000             435,896
Apache Corp., 7.63%, 07/01/19                                            100,000             125,542
Apache Finance Canada, 4.38%, 05/15/15                                   400,000             391,064
Atmos Energy Corp., 5.13%, 01/15/13                                      225,000             230,467
Australian Gas Light Co., 5.30%, 09/25/15 (b)                            150,000             152,875
BP Amoco PLC, 5.90%, 04/15/09                                            200,000             214,704
BP Capital Markets America, 4.20%, 06/15/18                              250,000             233,597
Brascan Corp., 5.75%, 03/01/10                                           305,000             320,696
Burlington Resources Finance Co., 6.40%, 08/15/11                        210,000             231,497
Burlington Resources, Inc., 6.50%, 12/01/11                              350,000             390,339
ChevronTexaco Capital Corp., 3.50%, 09/17/07                              90,000              89,907
ChevronTexaco Capital Corp., 3.38%, 02/15/08                             500,000             495,566
ChevronTexaco Capital Corp., 8.63%, 06/30/10                             120,000             145,546
Colonial Pipeline, 7.63%, 04/15/32 (b)                                   365,000             484,862
Conoco Funding Co., 6.35%, 10/15/11                                      600,000             670,478
Conoco Funding Co., 4.75%, 10/15/12                                    1,300,000           1,331,154
Conoco, Inc., 6.35%, 04/15/09                                            250,000             272,186
Conoco, Inc., 6.95%, 04/15/29                                            170,000             208,785
Consolidated Natural Gas, Inc., 5.38%,11/01/06                            60,000              61,648
Consolidated Natural Gas, Inc., 6.25%, 11/01/11                          264,000             290,855
EnCana Corp., 4.75%, 10/15/13                                            575,000             574,799
Encana Holdings Finance Corp., 5.80%, 05/01/14                           425,000             455,280
Halliburton Co., 3.45%, 01/26/07 (b)                                     450,000             450,148
Halliburton Co., 5.50%, 10/15/10                                         400,000             422,103
Keyspan Corp., 7.63%, 11/15/10                                           210,000             245,913
Kinder Morgan Energy Partners LP, 6.65%, 03/01/05                        120,000             120,354
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10                        351,000             403,844
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11                        155,000             172,712
Kinder Morgan Energy Partners LP, 6.50%, 09/01/12                        300,000             330,462
Marathon Oil Corp, 6.80%, 03/15/32                                       200,000             232,014
Marathon Oil Corp., 5.38%, 06/01/07                                      810,000             838,574
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)                            125,000             129,377
Murphy Oil Corp., 6.38%, 05/01/12                                        100,000             110,957
Nabors, Inc., 5.38%, 08/15/12                                             70,000              73,153
Nexen, Inc., 5.05%, 11/20/13                                             500,000             498,418
Occidental Peteroleum, 6.75%, 01/15/12                                   450,000             509,765
Ocean Energy, Inc., 7.25%, 10/01/11                                      980,000           1,122,385
Pemex Project Funding Master, 9.13%, 10/13/10                            885,000           1,055,363
Pemex Project Funding Master, 7.38%, 12/15/14                            625,000             698,438
Petroleos Mexicanos, 8.85%, 09/15/07 (b)                                 475,000             530,338
Praxair, Inc., 6.50%, 03/01/08                                           390,000             419,083
South Carolina Electric & Gas Co., 4.80%, 10/01/12                       650,000             664,002


Transocean Sedco Forex, Inc., 6.63%, 04/15/11                            163,000             182,309
Transocean, Inc., 7.50%, 04/15/31                                        300,000             379,269
Valero Energy Corp., 6.88%, 04/15/12                                     500,000             567,661
XTO Energy, Inc., 4.90%, 02/01/14                                        250,000             250,902
                                                                                     ---------------
                                                                                          18,768,315
                                                                                     ---------------
PAPER & FOREST PRODUCTS (0.3%)
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13                       300,000             296,776
Domtar, Inc., 7.88%, 10/15/11                                             90,000             103,456
International Paper Co., 4.00%, 04/01/10                                 300,000             294,366
International Paper Co., 5.85%, 10/30/12                                 300,000             323,584
Inversiones CMPC SA, 4.88%, 06/18/13 (b)                                 300,000             293,749
Meadwestvaco Corp., 6.80%, 11/15/32                                      120,000             137,363
Norske Skogindustrier, 6.13%, 10/15/15 (b)                               150,000             155,966
Rock-Tenn Co., 5.63%, 03/15/13                                           455,000             465,225
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)                              80,000              88,876
Weyerhaeuser Co., 5.95%, 11/01/08                                        169,000             179,554
Weyerhaeuser Co., 6.75%, 03/15/12                                        725,000             821,905
Weyerhaeuser Co., 7.38%, 03/15/32                                        150,000             183,236
                                                                                     ---------------
                                                                                           3,344,056
                                                                                     ---------------
PHARMACEUTICALS (0.2%)
Abbott Laboratories, 5.63%, 07/01/06                                     104,000             106,986
Abbott Laboratories, 6.40%, 12/01/06                                     550,000             577,607
Amgen, Inc., 4.00%, 11/18/09 (b)                                         325,000             323,164
Astrazeneca PLC, 5.40%, 06/01/14                                         500,000             527,543
Glaxosmithkline PLC, 5.38%, 04/15/34                                     140,000             142,588
Pfizer, Inc., 5.63%, 02/01/06                                            400,000             409,026
Pharmacia Corp., 6.60%, 12/01/28                                         300,000             352,851
                                                                                     ---------------
                                                                                           2,439,765
                                                                                     ---------------
PIPELINES (0.1%)
Panhandle Eastern Pipeline, 2.75%, 03/15/07 (b)                          400,000             390,493
Texas Gas Transmission, 4.60%, 06/01/15 (b)                              300,000             289,688
TGT Pipelines, 5.20%, 06/01/18 (b)                                       150,000             145,089
                                                                                     ---------------
                                                                                             825,270
                                                                                     ---------------
PRINTING (0.0%)
Donnelley R.R & Sons Co., 4.95%, 04/01/14                                200,000             200,279
                                                                                     ---------------
PUBLISHING - NEWSPAPERS (0.1%)
Gannett Co., 6.38%, 04/01/12                                             400,000             445,980
Thomson Corp., 4.25%, 08/15/09                                           425,000             424,196
                                                                                     ---------------
                                                                                             870,176
                                                                                     ---------------
REAL ESTATE (0.1%)
Avalonbay Communities, Inc., 6.63%, 09/15/11                             150,000             167,303
BRE Properties, Inc., 5.95%, 03/15/07                                    140,000             145,270
Centerpoint Properties Corp., 4.75%, 08/01/10                            350,000             352,193
Developers Diversified Realty Corp., 6.63%, 01/15/08                     250,000             264,842
Duke Realty Corp., 5.25%, 01/15/10                                       300,000             310,670
EOP Operating LP, 6.75%, 02/15/12                                        200,000             222,771
Liberty Property Trust, 7.25%, 03/15/11                                   65,000              73,518
New Plan Realty Corp., 5.88%, 06/15/07                                    90,000              93,275
                                                                                     ---------------
                                                                                           1,629,842
                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (0.2%)
Camden Property Trust Corp., 7.00%, 11/15/06                             600,000             629,062
Health Care, Inc., 6.00%, 11/15/13                                       300,000             311,546
HRPT Properties Trust Corp., 5.75%, 02/15/14                             300,000             311,259
JDN Realty Corp., 6.95%, 08/01/07                                         20,000              21,603

Spieker Properties LP, 7.65%, 12/15/10                                 1,000,000           1,157,080
Washington, 5.25%, 01/15/14                                              200,000             202,575
Westfield Capital Corp., 5.13%, 11/15/14 (b)                             260,000             261,790
                                                                                     ---------------
                                                                                           2,894,915
                                                                                     ---------------
RESEARCH & DEVELOPMENT (0.0%)
Science Applications International Co., 5.50%, 07/01/33 (b)              300,000             297,925
                                                                                     ---------------
RETAIL (0.1%)
CVS Corp., 4.00%, 09/15/09 (b)                                           200,000             198,661
Limited Brands, Inc., 6.13%, 12/01/12                                    250,000             266,848
Lowe's Cos., Inc., 6.50%, 03/15/29                                       400,000             466,700
Staples, Inc., 7.13%, 08/15/07                                           500,000             534,897
                                                                                     ---------------
                                                                                           1,467,106
                                                                                     ---------------
SPECIAL PURPOSE ENTITY (1.4%)
Morgan Stanley TRACERS, 5.88%, 03/01/07 (b)                            4,756,000           4,899,060
Morgan Stanley TRACERS, 6.80%, 06/15/12 (b)                            9,800,000          10,854,481
                                                                                     ---------------
                                                                                          15,843,752
                                                                                     ---------------
TELECOMMUNICATIONS (1.7%)
360 Communications Co., 7.50%, 03/01/06                                  180,000             187,680
Alltel Corp., 7.00%, 07/01/12                                            640,000             737,066
Ameritech Capital Funding, 6.45%, 01/15/18                               150,000             164,516
AT&T Wireless Services, Inc., 8.13%, 05/01/12                             75,000              90,589
AT&T Wireless Services, Inc., 8.75%, 03/01/31                            545,000             749,597
BellSouth Corp., 6.00%, 10/15/11                                       1,421,000           1,546,945
Bellsouth Corp., 5.20%, 09/15/14                                         500,000             511,212
Bellsouth Corp., 6.55%, 06/15/34                                         300,000             332,942
Bellsouth Corp., 6.00%, 11/15/34                                         200,000             206,515
British Telecom PLC, 8.38%, 12/15/10                                   1,270,000           1,518,566
Centurytel, Inc., 7.88%, 08/15/12                                        130,000             151,145
Cingular Wireless LLC, 7.13%, 12/15/31                                   700,000             820,085
Clear Channel Communications, Inc., 7.65%, 09/15/10                      200,000             226,119
Clear Channel Communications, Inc., 5.50%, 09/15/14                      300,000             298,344
Deutsche Telecom International Finance, 3.88%, 07/22/08                  700,000             695,260
Deutsche Telekom International Finance, 5.25%, 07/22/13                  550,000             567,281
Deutsche Telekom AG, 8.75%, 06/15/30                                     625,000             845,497
France Telecom, 8.75%, 03/01/11                                          650,000             775,672
France Telecom, 9.50%, 03/01/31                                          165,000             229,392
GTE Corp., 6.84%, 04/15/18                                               350,000             394,132
GTE Corp., 6.94%, 04/15/28                                               250,000             286,101
Koninklijke KPN NV, 8.00%, 10/01/10                                      525,000             616,285
Motorola, Inc., 7.5%, 5/15/25                                            350,000             419,005
SBC Communications, Inc., 6.25%, 03/15/11                                205,000             224,168
SBC Communications, Inc., 5.88%, 08/15/12                                720,000             772,476
SBC Communications, Inc., 6.15%, 09/15/34                                400,000             418,560
Sprint Capital Corp., 6.13%, 11/15/08                                    150,000             159,906
Sprint Capital Corp., 8.38%, 03/15/12 (b)                                400,000             484,671
Sprint Capital Corp., 8.38%, 03/15/12                                    150,000             181,752
Sprint Capital Corp., 8.75%, 03/15/32                                  1,150,000           1,557,468
Tele-Communications, Inc., 9.80%, 02/01/12                               520,000             673,646
Univison Communication, Inc., 7.85%,07/15/11                             250,000             294,459
Verizon Global Funding Corp., 6.75%, 12/01/05                            270,000             277,685
Verizon Global Funding Corp., 6.88%, 06/15/12                             80,000              91,290
Verizon Global Funding Corp., 7.38%, 09/01/12                            350,000             410,701
Verizon Global Funding Corp., 4.38%, 06/01/13                            625,000             611,773

Verizon Global Funding Corp., 7.75%, 12/01/30                            250,000             316,056
Verizon New York, Inc., 6.88%, 04/01/12                                  535,000             600,389
                                                                                     ---------------
                                                                                          19,444,946
                                                                                     ---------------
TOBACCO (0.0%)
Altria Group, Inc., 7.00%, 11/04/13                                      400,000             437,267
                                                                                     ---------------
TOOLS & ACCESSORIES (0.1%)
Black & Decker Corp., 4.75%, 11/01/14 (b)                                390,000             386,665
Stanley Works, 4.90%, 11/01/12                                           225,000             231,257
                                                                                     ---------------
                                                                                             617,922
                                                                                     ---------------
TRANSPORTATION & SHIPPING (0.5%)
Burlington Northern Santa Fe Corp., 6.75%, 07/15/11                      365,000             412,079
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30                      350,000             465,701
Canadian National Railway Co., 6.90%, 07/15/28                           210,000             250,374
CSX Corp., 7.45%, 05/01/07                                               180,000             193,853
CSX Corp., 6.75%, 03/15/11                                               225,000             251,346
CSX Corp., 5.50%, 08/01/13                                               240,000             252,290
Fedex Corp., 2.65%, 04/01/07                                             700,000             683,340
Norfolk Southern Corp., 6.75%, 02/15/11                                  835,000             937,711
Norfolk Southern Corp., 7.25%, 02/15/31                                  300,000             372,665
Union Pacific Corp., 6.50%, 05/15/05                                     250,000             252,257
Union Pacific Corp., 5.75%, 10/15/07                                     545,000             571,417
Union Pacific Corp., 3.63%, 06/01/10                                     410,000             393,722
Union Pacific Corp., 5.38%, 06/01/33                                     105,000             102,091
United Parcel Service, Inc., 8.38%, 04/01/20                             200,000             273,839
                                                                                     ---------------
                                                                                           5,412,685
                                                                                     ---------------
TOTAL CORPORATE BONDS                                                                    376,681,498
                                                                                     ---------------

SOVEREIGN BONDS (2.1%)
CANADA (0.6%)
British Columbia, 4.63%, 10/03/06                                        100,000             101,916
Canadian Natural Resources, 4.90%, 12/01/14                              475,000             475,556
Government of Canada, 5.25%, 11/05/08                                    630,000             663,322
Ontario Province, 5.50%, 10/01/08                                        350,000             369,575
Ontario Province, 4.38%, 02/15/13                                        725,000             729,434
Province of British Columbia, 4.30%, 05/30/13                            270,000             271,584
Province of Ontario, 3.38%, 01/15/08                                   1,000,000             991,009
Quebec Province, 5.00%, 07/17/09                                       1,400,000           1,456,823
Quebec Province, 7.50%, 09/15/29                                         630,000             842,881
                                                                                     ---------------
                                                                                           5,902,100
                                                                                     ---------------
CHILE (0.1%)
Republic of Chile, 5.63%, 07/23/07                                       900,000             936,180
                                                                                     ---------------
CHINA (0.0%)
People's Republic OF China, 4.75%, 10/29/13                              500,000             505,529
                                                                                     ---------------
DENMARK (0.0%)
KFW International Finance, 4.13%, 10/15/14                               400,000             393,534
                                                                                     ---------------
FINLAND (0.1%)
Republic of Finland, 5.88%, 02/27/06                                     300,000             308,645
Republic of Finland, 4.75%, 01/01/49                                     700,000             717,053
                                                                                     ---------------
                                                                                           1,025,698
                                                                                     ---------------
ITALY (0.4%)
Italy, 4.50%, 01/21/15                                                   430,000             429,856
Republic of Italy, 5.25%, 04/05/06                                       300,000             307,209
Republic of Italy, 4.38%, 10/25/06                                     2,400,000           2,432,383

Republic of Italy, 4.38%, 06/15/13                                       950,000             949,363
Republic of Italy, 6.88%, 09/27/23                                       425,000             519,773
Republic of Italy, 5.38%, 06/15/33                                       450,000             465,736
                                                                                     ---------------
                                                                                           5,104,320
                                                                                     ---------------
KOREA (0.0%)
Korea Developmental Bank, 5.75%, 09/10/13                                200,000             212,469
                                                                                     ---------------
LUXEMBOURG (0.1%)
Telecom Italia Capital, 5.25%, 11/15/13                                1,000,000           1,018,656
Telecom Italia Capital, 6.00%, 09/30/34 (b)                              390,000             393,808
                                                                                     ---------------
                                                                                           1,412,464
                                                                                     ---------------
MALT BEVERAGES (0.0%)
Cia Brasileira de Bebida Corp., 8.75%, 09/15/13                          400,000             470,000
                                                                                     ---------------
MEXICO (0.7%)
United Mexican States, 9.88%, 02/01/10                                 2,750,000           3,371,500
United Mexican States, 6.38%, 01/16/13                                 2,775,000           2,972,025
United Mexican States, 6.75%, 09/27/34                                   200,000             204,000
                                                                                     ---------------
                                                                                           6,547,525
                                                                                     ---------------
SOUTH AFRICA (0.0%)
Republic of South Africa, 6.50%, 06/02/14                                350,000             385,000
                                                                                     ---------------
UNITED KINGDOM (0.1%)
Vodafone Group PLC, 7.75%, 02/15/10                                      150,000             173,078
Vodafone Group PLC, 5.00%, 12/16/13                                      300,000             307,237
Vodafone Group PLC, 7.88%, 02/15/30                                      350,000             463,491
                                                                                     ---------------
                                                                                             943,806
                                                                                     ---------------
TOTAL SOVEREIGN BONDS                                                                     23,838,625
                                                                                     ---------------
MUNICIPAL BONDS (0.2%)
ILLINOIS (0.1%)
State Taxable Pension G.O., 5.10%, 06/01/33                              700,000             696,500
                                                                                     ---------------
TEXAS (0.1%)
City of Dallas, 5.25%, 02/15/24                                        1,200,000           1,200,000
Harris County, 5.68%, 03/01/23                                           250,000             254,375
                                                                                     ---------------
                                                                                           1,454,375
                                                                                     ---------------
TOTAL MUNICIPAL BONDS                                                                      2,150,875
                                                                                     ---------------
CASH EQUIVALENTS  (5.8%)
Investments in repurchase agreements (collateralized by AA
Corporate Bonds in a joint trading account at 2.40%,
dated 01/31/05, due
02/01/05, repurchase price $67,472,200)                               67,467,702          67,467,702
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                    67,467,702
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING  (6.5%)
Pool of  short-term securities for Gartmore                      $    76,075,688          76,075,688
Variable Insurance Trust Funds - Notes to Statement of
Investments (Securities Lending)
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                        76,075,688
                                                                                     ---------------

TOTAL INVESTMENTS (COST $1,355,283,824) (a) - 117.6%                                   1,367,691,222
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.6)%                                         (205,111,318)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $ 1,162,579,904
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b) Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)  Mortgage Dollar Rolls
(d) Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on April 30, 2004.
TBA To Be Announced
TRACERS Tradable Custodial Receipts

                                                                                               UNDERLYING     UNREALIZED
                                                                                EXPIRATION     NOTIONAL       APPRECIATION
DESCRIPTIONS                                                                    DATE           VALUE          (DEPRECIATION)
----------------------------------------------------------------------------    -----------   -------------   --------------
Index Swap with Morgan Stanley Capital Services, Inc.  Pays net of the total return of the Lehman Brothers CMBS Investment Grade Plus 100 bps minus
40 bps.  Gartmore Bond Index Fund receives positive pays negative               04/01/2005    $  28,000,000   $   (62,804,62)

NORTHPOINTE SMALL CAP GROWTH FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (98.1%)
ADVERTISING (1.2%)
Ventiv Health, Inc. (b)                                                   32,000     $       748,480
                                                                                     ---------------
AEROSPACE/DEFENSE (2.4%)
Armor Holdings, Inc. (b)                                                  20,000             879,400
Moog, Inc., Class A (b)                                                   15,000             652,350
                                                                                     ---------------
                                                                                           1,531,750
                                                                                     ---------------
BANKS (3.9%)
East West Bancorp, Inc.                                                   25,000             973,500
Royal Bancshares of Pennsylvania, Inc., Class A                           25,500             658,410
Wintrust Financial Corp.                                                  15,000             832,200
                                                                                     ---------------
                                                                                           2,464,110
                                                                                     ---------------
BUSINESS SERVICES (5.6%)
Charles River Associates, Inc. (b)                                        20,000             869,200
Kforce, Inc. (b)                                                         100,000           1,107,000
Labor Ready, Inc. (b)                                                     60,000             950,400
Source Interlink Cos., Inc. (b)                                           50,000             594,250
                                                                                     ---------------
                                                                                           3,520,850
                                                                                     ---------------
COMPUTER SOFTWARE (2.7%)
QAD, Inc.                                                                100,000             826,000
SS&C Technologies, Inc.                                                   40,000             874,800
                                                                                     ---------------
                                                                                           1,700,800
                                                                                     ---------------
COMPUTER SOFTWARE & SERVICES (0.9%)
Intergraph Corp. (b)                                                      20,000             594,200
                                                                                     ---------------
CONSUMER PRODUCTS (3.1%)
Central Garden & Pet Co. (b)                                              25,000           1,024,500
Jarden Corp. (b)                                                          20,000             920,000
                                                                                     ---------------
                                                                                           1,944,500
                                                                                     ---------------
DIVERSIFIED MANUFACTURING (1.4%)
Actuant Corp. (b)                                                         17,000             888,250
                                                                                     ---------------
ELECTRONICS (6.2%)
Cubic Corp.                                                               40,000             912,000
Cyberoptics Corp. (b)                                                     55,000             743,050
Engineered Support Systems, Inc.                                          20,000           1,160,200
TTM Technologies, Inc. (b)                                               110,000           1,034,000
                                                                                     ---------------
                                                                                           3,849,250
                                                                                     ---------------
FINANCIAL SERVICES (6.1%)
Commercial Capital Bancorp, Inc.                                          40,000             795,600
Euronet Worldwide, Inc. (b)                                               40,000             962,000
OptionsXpress Holdings, Inc. (b)                                           6,750             136,890
Piper Jaffray Companies, Inc. (b)                                         20,000             791,600
World Acceptance Corp. (b)                                                38,792           1,157,165
                                                                                     ---------------
                                                                                           3,843,255
                                                                                     ---------------
FOOD (1.2%)
SunOpta, Inc. (b)                                                        109,100             772,428
                                                                                     ---------------
HEALTHCARE (7.9%)
America Service Group, Inc. (b)                                           16,500             452,595
HealthExtras, Inc. (b)                                                    40,000             617,200
Matria Healthcare, Inc. (b)                                               25,000           1,146,750
Molina Healthcare, Inc. (b)                                               20,000             994,600
Option Care, Inc.                                                         60,000           1,037,400
RehabCare Group, Inc. (b)                                                 25,000             675,500
                                                                                     ---------------
                                                                                           4,924,045
                                                                                     ---------------

INDUSTRIAL PRODUCTS & EQUIPMENT (1.5%)
Brady Corp., Class A                                                      34,000             965,260
                                                                                     ---------------
INSURANCE (1.2%)
Navigators Group, Inc. (The) (b)                                          25,000             746,750
                                                                                     ---------------
INTERNET SECURITY (1.0%)
Aladdin Knowledge Systems (b)                                             24,600             622,134
                                                                                     ---------------
LASERS (4.6%)
Excel Technology, Inc. (b)                                                23,800             552,160
Metrologic Instruments, Inc. (b)                                          55,000           1,127,225
Rofin-Sinar Technologies, Inc. (b)                                        30,000           1,203,000
                                                                                     ---------------
                                                                                           2,882,385
                                                                                     ---------------
LOTTERY SERVICES (2.0%)
Scientific Games Corp. (b)                                                50,000           1,286,000
                                                                                     ---------------
MACHINERY & EQUIPMENT (5.0%)
Lincoln Electric Holdings, Inc.                                           20,000             643,000
Lufkin Industries, Inc.                                                   24,000             966,960
Middleby Corp. (The)                                                      15,500             780,735
Newport Corp. (b)                                                         60,000             780,000
                                                                                     ---------------
                                                                                           3,170,695
                                                                                     ---------------
MEDICAL PRODUCTS (3.4%)
Thoratec Corp. (b)                                                       100,000             995,000
West Pharmaceutical Services, Inc.                                        45,000           1,174,500
                                                                                     ---------------
                                                                                           2,169,500
                                                                                     ---------------
PHARMACEUTICALS (4.9%)
Axcan Pharma, Inc. (b)                                                    60,000           1,124,400
Bone Care International, Inc. (b)                                         20,000             566,000
First Horizon Pharmaceutical Corp. (b)                                    30,000             536,400
Impax Laboratories, Inc. (b)                                              52,000             891,540
                                                                                     ---------------
                                                                                           3,118,340
                                                                                     ---------------
REAL ESTATE SERVICES (1.3%)
HouseValues, Inc. (b)                                                     60,000             852,000
                                                                                     ---------------
RETAIL (10.8%)
Fossil, Inc. (b)                                                          20,000             558,000
Guess?, Inc. (b)                                                          60,000             852,000
Guitar Center, Inc. (b)                                                   10,000             572,500
Jos. A. Bank Clothiers, Inc. (b)                                          39,000           1,119,300
K2, Inc. (b)                                                              70,000             984,200
PC Mall, Inc. (b)                                                         60,000             991,200
Quiksilver, Inc. (b)                                                      30,000             896,100
Rush Enterprises, Inc. (b)                                                50,000             761,000
                                                                                     ---------------
                                                                                           6,734,300
                                                                                     ---------------
SEMICONDUCTORS (4.0%)
02Micro International Ltd. (b)                                            70,000             620,900
Omnivision Technologies, Inc (b)                                          55,000             892,650
Varian Semiconductor Equipment Associates, Inc. (b)                       30,000           1,028,400
                                                                                     ---------------
                                                                                           2,541,950
                                                                                     ---------------
TELECOMMUNICATIONS (5.4%)
Alvarion Ltd. (b)                                                         71,100             735,174
Digi International, Inc. (b)                                              55,000             818,950
InPhonic, Inc. (b)                                                        26,000             653,900
Westell Technologies, Inc. (b)                                           160,000           1,212,000
                                                                                     ---------------
                                                                                           3,420,024
                                                                                     ---------------
TEXTILE - APPAREL (1.7%)
DHB Industries, Inc. (b)                                                  72,000           1,093,680
                                                                                     ---------------

TRANSPORTATION (4.9%)
Celadon Group, Inc. (b)                                                   52,000           1,238,120
Pacer International, Inc. (b)                                             50,000             978,000
Swift Transportation Co., Inc. (b)                                        40,000             892,000
                                                                                     ---------------
                                                                                           3,108,120
                                                                                     ---------------
VETERINARY DIAGNOSTICS (0.7%)
VCA Antech, Inc. (b)                                                      25,000             463,750
                                                                                     ---------------
WASTE MANAGEMENT (1.6%)
Duratek, Inc. (b)                                                         35,000             981,050
                                                                                     ---------------
WHOLESALE DISTRIBUTION (1.5%)
ScanSource, Inc. (b)                                                      15,000             964,050
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       61,901,906
                                                                                     ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING  (26.9%)
Pool of various securities for Gartmore
Mutual Funds -  Notes to Statement of Investments
(Securities Lending)                                             $    16,469,378          16,469,378
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                        16,469,378
                                                                                     ---------------

TOTAL INVESTMENTS (COST $75,117,987) (a) - 125.0%                                         78,371,284
LIABILITIES IN EXCESS OF ASSETS - (25.0)%                                                (15,246,606)
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $    63,124,678
                                                                                     ===============

----------
     (a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
     (b)  Represents non-income producing securities.

NORTHPOINTE SMALL CAP VALUE FUND

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES
                                                                       OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                 ---------------     ---------------
COMMON STOCKS (95.9%)
BANKS (10.4%)
BankAtlantic Bancorp, Inc.                                                19,152     $       368,100
BOK Financial Corp. (b)                                                    7,532             317,173
Capital Corp. of the West                                                  5,692             256,994
Colonial Bancgroup, Inc.                                                  17,100             345,078
Columbia Banking System, Inc.                                              9,650             227,258
First Financial Bancorp (Ohio)                                             9,400             163,842
Franklin Bank Corp. (b)                                                   16,940             299,160
ITLA Capital Corp. (b)                                                     6,462             358,899
Oriental Financial Group, Inc.                                            12,650             356,730
Placer Sierra Bancshares                                                  10,400             268,102
Security Bank Corp.                                                        4,506             184,746
                                                                                     ---------------
                                                                                           3,146,082
                                                                                     ---------------
CAPITAL GOODS (11.1%)
Alliant Techsystems, Inc. (b)                                              3,000             199,740
Beacon Roofing Supply, Inc. (b)                                           10,900             218,000
Carlisle Cos., Inc.                                                        4,600             290,121
Flowserve Corp. (b)                                                       11,440             285,428
Genlyte Group, Inc. (b)                                                    3,200             256,032
Greenbrier Cos., Inc. (The)                                                7,400             206,312
Harsco Corp.                                                               3,500             191,065
Hubbell, Inc.                                                              3,900             193,128
Joy Global, Inc.                                                           5,250             146,633
Kaydon Corp.                                                               6,700             207,901
NCI Building Systems, Inc. (b)                                             6,800             258,060
Oshkosh Truck Corp.                                                        4,130             303,100
Thomas & Betts Corp. (b)                                                   9,800             286,258
Universal Forest Products, Inc.                                            3,390             132,651
Wabtec Corp.                                                              12,000             223,680
                                                                                     ---------------
                                                                                           3,398,109
                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES (4.4%)
Banta Corp.                                                                7,200             311,832
G & K Services, Inc.                                                       6,600             294,294
NCO Group, Inc. (b)                                                       14,100             321,198
PeopleSupport, Inc. (b)                                                   14,100             143,538
Waste Connections, Inc. (b)                                                8,200             257,972
                                                                                     ---------------
                                                                                           1,328,834
                                                                                     ---------------
CONSUMER DURABLES & APPAREL (2.9%)
Jarden Corp. (b)                                                           5,800             266,800
Marvel Enterprises, Inc. (b)                                              16,600             296,476
Yankee Candle Co. (b)                                                      9,700             317,772
                                                                                     ---------------
                                                                                             881,048
                                                                                     ---------------
DIVERSIFIED FINANCIALS (5.5%)
Affiliated Managers Group, Inc. (b)                                        6,750             428,018
American Capital Strategies Ltd.                                          12,200             414,800
National Financial Partners Corp.                                          6,400             250,048
Piper Jaffray Co. (b)                                                      5,500             217,690
QC Holdings, Inc. (b)                                                     12,500             217,500
TradeStation Group, Inc. (b)                                              22,300             136,030
                                                                                     ---------------
                                                                                           1,664,086
                                                                                     ---------------

ENERGY (7.6%)
Energy Partners Ltd. (b)                                                  14,840             325,738
Hornbeck Offshore Services, Inc. (b)                                       5,500             119,350
KCS Energy, Inc. (b)                                                      26,020             378,591
Key Energy Services, Inc. (b)                                             18,500             229,585
Offshore Logistics, Inc. (b)                                               6,600             210,606
Oil States International, Inc. (b)                                        16,400             312,420
Range Resources Corp.                                                     19,230             426,714
Southwestern Energy Co. (b)                                                6,000             307,800
                                                                                     ---------------
                                                                                           2,310,804
                                                                                     ---------------
FOOD, BEVERAGES & TOBACCO (1.6%)
Chiquita Brands International, Inc.                                        9,300             213,435
Ralcorp Holding, Inc.                                                      6,400             281,600
                                                                                     ---------------
                                                                                             495,035
                                                                                     ---------------
HEALTH CARE EQUIPMENTS & SERVICES (3.0%)
Adeza Biomedical Corp. (b)                                                 5,930              94,228
Amedisys, Inc. (b)                                                         8,900             267,890
Chemed Corp.                                                               4,500             322,290
Kindred Healthcare, Inc. (b)                                               8,600             235,554
                                                                                     ---------------
                                                                                             919,962
                                                                                     ---------------
HOTELS RESTAURANTS & LEISURE (0.8%)
Jack In the Box, Inc. (b)                                                  7,000             242,060
                                                                                     ---------------
HOUSEHOLD & PERSONAL PRODUCTS (1.2%)
Elizabeth Arden, Inc. (b)                                                 15,200             359,784
                                                                                     ---------------
INSURANCE (4.7%)
Allmerica Financial Corp. (b)                                              7,600             248,140
Aspen Insurance Holdings Ltd.                                             13,088             337,801
ProAssurance Corp. (b)                                                     7,100             271,575
Tower Group, Inc.                                                         22,200             260,628
Triad Guaranty, Inc. (b)                                                   5,450             294,900
                                                                                     ---------------
                                                                                           1,413,044
                                                                                     ---------------
MATERIALS (7.7%)
Airgas, Inc.                                                               9,100             214,032
Commercial Metals Co.                                                     10,000             289,000
Glatfelter Co.                                                            20,500             278,390
Lyondell Chemical Co.                                                     10,475             308,175
Mosaic Co. (The) (b)                                                      17,200             283,800
OM Group, Inc. (b)                                                         8,000             259,360
RTI International Metals, Inc. (b)                                         7,600             185,440
USEC, Inc.                                                                 4,000              46,880
Wellman, Inc.                                                             21,300             223,650
Wheeling-Pittsburgh Corp. (b)                                              7,000             243,600
                                                                                     ---------------
                                                                                           2,332,327
                                                                                     ---------------
PHARMACEUTICALS & BIOTECHNOLOGY (1.6%)
Bone Care International, Inc. (b)                                          7,600             215,080
Par Pharmaceutical Cos, Inc. (b)                                             800              30,320
Protein Design Labs, Inc. (b)                                             11,600             233,972
                                                                                     ---------------
                                                                                             479,372
                                                                                     ---------------
REAL ESTATE (7.6%)
American Financial Realty Trust                                           23,100             347,655
Ashford Hospitality Trust                                                 35,234             353,749
BioMed Realty Trust, Inc.                                                 17,200             343,140
Eagle Hospitality Properties Trust I                                      24,840             243,184
Friedman, Billings, Ramsey Group, Inc.                                    15,470             304,450
Nationwide Health Properties, Inc.                                        13,900             301,491
New Century Financial Corp.                                                6,800             407,251
Trammell Crow Co. (b)                                                        738              12,502
                                                                                     ---------------
                                                                                           2,313,422
                                                                                     ---------------

RETAILING (4.6%)
Alloy, Inc. (b)                                                           18,700             132,209
Finish Line, Inc., Class A                                                10,400             211,120
Genesco, Inc. (b)                                                          9,100             263,354
Saks, Inc.                                                                16,900             240,487
ShopKo Stores, Inc. (b)                                                    6,600             118,998
TBC Corp. (b)                                                              1,900              48,526
WESCO International, Inc. (b)                                             11,100             375,069
                                                                                     ---------------
                                                                                           1,389,763
                                                                                     ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Atmel Corp. (b)                                                           48,302             147,804
                                                                                     ---------------
SOFTWARE & SERVICES (3.2%)
Ask Jeeves, Inc. (b)                                                      10,400             294,944
CCC Information Services Group, Inc. (b)                                  10,800             250,452
CNET Networks, Inc. (b)                                                   18,300             201,300
InterVoice, Inc. (b)                                                       4,100              48,667
Retek, Inc. (b)                                                           29,800             187,144
                                                                                     ---------------
                                                                                             982,507
                                                                                     ---------------
TECHNOLOGY HARDWARE & EQUIPMENT (6.8%)
Coherent, Inc. (b)                                                         7,400             222,000
Comtech Telecommunications Corp. (b)                                       6,400             210,176
Enterasys Networks, Inc. (b)                                              40,800              57,528
Harris Corp.                                                               5,900             382,143
Inter-Tel, Inc.                                                            8,487             224,821
Intergraph Corp. (b)                                                       8,500             252,535
Komag, Inc. (b)                                                           15,300             297,279
ThermoGenesis Corp. (b)                                                   36,500             209,875
Western Digital Corp. (b)                                                 18,900             203,553
                                                                                     ---------------
                                                                                           2,059,910
                                                                                     ---------------
TELECOMMUNICATION SERVICES (1.4%)
Centennial Communications Corp. (b)                                       19,400             168,780
NII Holdings, Inc. (b)                                                     4,900             263,620
                                                                                     ---------------
                                                                                             432,400
                                                                                     ---------------
TRANSPORTATION (3.3%)
Kirby Corp. (b)                                                            7,580             333,823
Laidlaw International, Inc. (b)                                           10,200             222,054
RailAmerica, Inc. (b)                                                     21,600             280,152
USF Corp.                                                                  5,300             174,688
                                                                                     ---------------
                                                                                           1,010,717
                                                                                     ---------------
UTILITIES (6.0%)
Energen Corp.                                                              6,600             387,024
IDACORP, Inc.                                                             12,200             369,538
PNM Resources, Inc.                                                       14,700             370,881
Westar Energy, Inc.                                                       17,000             396,100
WPS Resources Corp.                                                        5,900             301,490
                                                                                     ---------------
                                                                                           1,825,033
                                                                                     ---------------
TOTAL COMMON STOCKS                                                                       29,132,103
                                                                                     ---------------
CASH EQUIVALENTS (2.9%)
Investments in repurchase agreements (Collateralized by
AA Corporate Bonds and US Agency Securities, in a joint
trading account at 2.40%, dated 01/31/05, due 02/01/05,
repurchase price $865,323)                                               865,265             865,265
                                                                                     ---------------
TOTAL CASH EQUIVALENTS                                                                       865,265
                                                                                     ---------------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (24.3%)
Pool of  short-term securities for Gartmore
Mutual Funds - Notes to Statement of Investments
(Securities Lending)                                             $     7,367,471           7,367,471
                                                                                     ---------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING                                                                         7,367,471
                                                                                     ---------------

TOTAL INVESTMENTS (COST $33,850,298) (a) - 123.1%                                         37,364,839
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.1)%                                           (7,010,423)
                                                                                     ---------------
NET ASSETS   -   100.0%                                                              $    30,354,416
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
 b)  Denotes a non-income producing security.

GARTMORE OPTIMAL ALLOCATIONS FUND: AGGRESSIVE

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES               VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS  (97.4%)
EQUITY FUNDS  (97.4%)
Gartmore Emerging Markets Fund Institutional Class (b)                     5,095     $        66,641
Gartmore Global Financial Services Fund Institutional
Class (b)                                                                 23,763             306,306
Gartmore Global Health Sciences Fund Institutional Class (b)              15,503             169,911
Gartmore Global Technology and
Communications Fund Institutional Class (b)                               43,647             157,128
Gartmore Global Utilities Fund Institutional Class (b)                     4,102              47,294
Gartmore International Growth Fund Institutional Class (b)                12,804             109,219
Gartmore Micro Cap Equity Fund Institutional Class (b)                     2,815              62,210
Gartmore Mid Cap Growth Fund Institutional Class (b)                       3,243              47,809
Gartmore Nationwide Fund Institutional Class (b)                          10,959             218,520
Gartmore Small Cap Fund Institutional Class (b)                            5,326              83,455
Gartmore US Growth Leaders Fund Institutional Class (b)                   16,524             152,017
Gartmore US Growth Leaders Long-Short Fund Institutional
Class (b)                                                                  8,586              79,768
iShares Cohen & Steers Realty Majors Index Fund                              454              56,296
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                         1,556,574
                                                                                     ---------------

TOTAL INVESTMENTS (COST $1,514,937) (a) - 97.4%                                            1,556,574
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%                                                  42,331
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     1,598,905
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.

GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATE

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES               VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (92.5%)
EQUITY FUNDS (56.5%)
Gartmore Global Financial Services Fund Institutional
Class (b)                                                                 14,803     $       190,809
Gartmore Global Health Sciences Fund Institutional Class (b)               9,095              99,679
Gartmore Global Utilities Fund Institutional Class (b)                    11,793             135,972
Gartmore International Growth Fund Institutional Class (b)                 9,861              84,116
Gartmore Mid Cap Growth Fund Institutional Class (b)                       3,494              51,496
Gartmore Nationwide Fund Institutional Class (b)                           7,587             151,292
Gartmore Small Cap Fund Institutional Class (b)                            3,435              53,834
Gartmore US Growth Leaders Fund Institutional Class (b)                    7,132              65,610
Gartmore US Growth Leaders Long-Short Fund Institutional
Class (b)                                                                 12,932             120,138
iShares Cohen & Steers Realty Majors Index Fund                              645              79,980
                                                                                     ---------------
                                                                                           1,032,926
                                                                                     ---------------
FIXED INCOME FUNDS (31.4%)
Gartmore Bond Fund Institutional Class (b)                                26,063             254,892
Gartmore Convertible Fund Institutional Class (b)                         14,856             150,496
Gartmore Government Bond Fund Institutional Class (b)                     16,380             169,536
                                                                                     ---------------
                                                                                             574,924
                                                                                     ---------------
MONEY MARKET FUNDS (4.6%)
Gartmore Money Market Fund Institutional Class (b)                        84,375              84,375
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                         1,692,225
                                                                                     ---------------

TOTAL INVESTMENTS (COST $1,647,908) (a) - 92.5%                                            1,692,225
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5%                                                 137,827
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     1,830,052
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.

GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATELY AGGRESSIVE

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES               VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (97.9%)
EQUITY FUNDS (79.2%)
Gartmore Emerging Markets Fund Institutional Class (b)                     4,037     $        52,810
Gartmore Global Financial Services Fund Institutional
Class (b)                                                                 19,774             254,889
Gartmore Global Health Sciences Fund Institutional Class (b)              11,822             129,573
Gartmore Global Technology and
Communications Fund Institutional Class (b)                               20,658              74,370
Gartmore Global Utilities Fund Institutional Class (b)                     8,622              99,415
Gartmore International Growth Fund Institutional Class (b)                13,440             114,643
Gartmore Mid Cap Growth Fund Institutional Class (b)                       3,414              50,318
Gartmore Nationwide Fund Institutional Class (b)                           9,035             180,168
Gartmore Small Cap Fund Institutional Class (b)                            4,511              70,680
Gartmore US Growth Leaders Fund Institutional Class (b)                   15,560             143,148
Gartmore US Growth Leaders Long-Short Fund Institutional
Class (b)                                                                 10,847             100,765
iShares Cohen & Steers Realty Majors Index Fund                              515              63,860
                                                                                     ---------------
                                                                                           1,334,639
                                                                                     ---------------
FIXED INCOME FUNDS (18.7%)
Gartmore Bond Fund Institutional Class (b)                                18,665             182,548
Gartmore Convertible Fund Institutional Class (b)                          4,826              48,891
Gartmore Government Bond Fund Institutional Class (b)                      7,996              82,762
                                                                                     ---------------
                                                                                             314,201
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                         1,648,840
                                                                                     ---------------

TOTAL INVESTMENTS (COST $1,603,033) (a) - 97.9%                                            1,648,840
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%                                                  35,511
                                                                                     ---------------
NET ASSETS - 100.0%                                                                  $     1,684,351
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.

GARTMORE OPTIMAL ALLOCATIONS FUND: SPECIALTY

Statement of Investments
January 31, 2005
(Unaudited)

                                                                     SHARES               VALUE
                                                                 ---------------     ---------------
MUTUAL FUNDS (98.0%)
EQUITY FUNDS (98.0%)
Gartmore Emerging Markets Fund Institutional Class (b)                    92,277     $     1,206,983
Gartmore Global Financial Services Fund Institutional
Class (b)                                                                120,673           1,555,474
Gartmore Global Health Sciences Fund Institutional Class (b)              95,558           1,047,318
Gartmore Global Technology and
Communications Fund Institutional Class (b)                              135,186             486,668
Gartmore Global Utilities Fund Institutional Class (b)                    46,311             533,965
Gartmore Micro Cap Equity Fund Institutional Class (b)                    44,347             980,064
Gartmore US Growth Leaders Long-Short Fund Institutional
Class (b)                                                                116,278           1,080,224
iShares Cohen & Steers Realty Majors Index Fund                            5,366             665,384
                                                                                     ---------------
TOTAL MUTUAL FUNDS                                                                         7,556,080
                                                                                     ---------------

TOTAL INVESTMENTS (COST $7,595,110) (a) - 98.0%                                            7,556,080
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%                                                 157,573
                                                                                     ---------------
NET ASSETS   -   100.0%                                                              $     7,713,653
                                                                                     ===============

----------
(a) See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)  Investment in affiliate.

NOTES TO STATEMENT OF INVESTMENTS

Securities Lending

The cash collateral received by the Funds at January 31, 2005 was pooled and invested in the following:

SECURITY DESCRIPTION                                 SECURITY TYPE            MARKET VALUE   COUPON RATE(S)      MATURITY DATE(S)
-----------------------------------------  ---------------------------------  -------------  --------------   ---------------------
Funding Agreement                          GE Life and Annuity                $  22,950,000  2.55% and 2.56%  02/14/05 and 03/15/05

Funding Agreement                          Protective Life Insurance Company     21,000,000            2.85%               04/29/05
Master Note - Floating                     CDC Financial Product Inc.            51,700,000            2.60%               02/01/05
Master Note - Floating                     Citigroup Global Markets Inc.         10,000,000            2.57%               02/01/05
Master Note - Floating                     Merrill Lynch Mortgage Capital        27,000,000            2.60%               02/01/05
Medium Term Note - Fixed                   Halogen Funding                       38,999,645            2.47%               02/15/05
Medium Term Note - Floating                Countrywide Home Loans Inc.           39,997,930            2.45%               02/23/05
Medium Term Note - Floating                Deutsche Bank  N.Y.                   18,000,000            2.63%               02/01/05
Medium Term Note - Floating                General Electric Capital Corp.        21,111,880            2.44%               03/08/05
Medium Term Note - Floating                Northern Rock PLC                     18,000,000            2.46%               03/09/05
Medium Term Note - Floating                Pacific Life Global Funding           24,991,789            2.77%               04/26/05
Money Market Fund                          JPM S/L Collateral Investment         12,500,000            2.38%               02/01/05
Repurchase Agreement                       Morgan Stanley                       115,119,151            2.52%               02/01/05
Repurchase Agreement                       Lehman Brothers Inc.                      35,000            2.48%               02/01/05
Yankee Certificates of Deposit - Floating  Bank of Nova Soctia                   15,997,880            2.60%               02/28/05
Yankee Certificates of Deposit - Floating  Canadian Imperial Bank N.Y.           25,989,162            2.99%               02/01/05
Yankee Certificates of Deposit - Floating  Deutsche Bank  N.Y.                   16,000,057            2.62%               02/01/05
Yankee Certificates of Deposit - Floating  Natexis Banques Populaires N.Y        14,993,999            3.02%               02/01/05
Yankee Certificates of Deposit - Floating  Nordea Bank N.Y                        5,498,024            2.35%               02/01/05
Yankee Certificates of Deposit - Floating  Nordeutsche Landesbank N.Y.           24,984,078            2.42%               02/10/05
Yankee Certificates of Deposit - Floating  Rabobank, N.Y.                        34,985,996            2.38%               02/01/05
Yankee Certificates of Deposit - Floating  Societe Generale, N.Y.                24,998,263            2.32%               02/01/05
Yankee Certificates of Deposit - Floating  Westdeutsche Landesbanke N.Y.         19,991,520            3.00%               02/01/05
                                                                              -------------
                                                                              $ 604,844,375
                                                                              =============

As of January 31, 2005, the following Funds had securities with the following market values on loan:

                                              MARKET VALUE OF LOANED    MARKET VALUE OF
FUND                                                SECURITIES            COLLATERAL*
-----------------------------------------    -----------------------    ---------------
Global Health Sciences                       $             2,049,824    $     2,070,645
Global Technology and Communications                         485,181            485,325
Mid Cap Growth Leaders                                     3,499,489          3,483,230
U.S. Growth Leaders                                        1,677,927          1,675,270
Worldwide Leaders                                          1,378,994          1,450,835
Micro Cap Equity                                          13,496,217         13,584,404
Growth                                                    13,217,929         13,177,790
Large Cap Value                                            1,553,655          1,574,125
Nationwide                                                69,509,334         69,948,757
Small Cap                                                  6,236,868          6,306,737
Bond                                                      14,087,499         14,328,148
Government Bond                                           11,308,675         11,451,396
Morley Enhanced Income                                     9,393,060          9,626,079
S&P 500 Index                                             76,156,721         77,014,909
Mid Cap Market Index                                      97,041,502         97,696,024
Small Cap Index                                           73,592,551         74,109,189
International Index                                      122,716,712        128,298,631
Bond Index                                               278,834,198        284,078,331
NorthPointe Small Cap Growth                              16,291,290         16,469,378
NorthPointe Small Cap Value                                7,315,017          7,367,471

* Includes securities and cash collateral

As of January 31, 2005, the tax cost of securities and the breakdown of unrealized appreciation (deprecitaion) for each Fund was as follows:

                                                                                                                    NET UNREALIZED
                                                   TAX COST OF               UNREALIZED          UNREALIZED          APPRECIATION
                  FUND                              SECURITIES             APPRECIATION          DEPRECIATION       (DEPRECIATION)*
---------------------------------------           -------------           ---------------     ----------------      ---------------
Global Financial Services                         $  8,065,791              $   833,205       $    (103,271)          $     729,934
Global Health Sciences                              17,273,530                1,005,630            (562,487)                443,144
Global Natural Resources                             3,733,260                  321,936             (49,718)                272,219
Global Technology and Communications                 9,122,288                  125,204            (195,984)                (70,780)
Global Utilities                                     8,012,511                  628,947            (154,418)                474,529
Mid Cap Growth Leaders                              22,175,618                1,747,513            (279,668)              1,467,844
Nationwide Leaders                                   6,213,240                  177,611             (95,201)                 82,410
Small Cap Leaders                                    4,822,110                  127,753            (170,155)                (42,402)
U.S. Growth Leaders                                 40,436,655                1,977,119            (476,558)              1,500,560
Worldwide Leaders                                   30,867,843                4,363,984            (452,426)              3,911,558
China Opportunities                                  8,128,560                  951,230            (199,007)                752,223
Emerging Markets                                    23,067,198                4,271,524            (537,046)              3,734,478
International Growth                                 8,696,990                1,034,807             (52,263)                982,544
High Yield Bond                                     22,277,443                1,480,583            (347,926)              1,132,656
Value Opportunities                                 27,875,608                2,832,522            (648,363)              2,184,159
Micro Cap Equity                                   167,374,500               24,938,445          (3,259,961)             21,678,484
U.S. Growth Leaders Long-Short                      24,893,096                  987,428          (1,018,488)                (31,060)
Convertible                                         37,875,522                  852,856            (423,214)                429,642
Small Cap Growth                                     3,032,597                   74,868             (71,006)                  3,862
Growth                                             262,939,319               18,263,994         (11,427,979)              6,836,015
Large Cap Value                                     24,092,158                5,799,357            (444,896)              5,354,461
Nationwide                                       1,320,712,624              152,704,615         (42,643,416)            110,061,199
Mid Cap Growth                                       3,207,591                  615,134             (65,413)                549,721
Small Cap                                           32,857,029                1,690,923          (1,144,678)                546,246
Aggressive                                         382,357,794               45,492,165                   -              45,492,165
Moderately Aggressive                              654,197,443               71,198,740          (2,877,612)             68,321,127
Moderate                                           696,813,141               57,330,466          (4,821,220)             52,509,246
Moderately Conservative                            192,339,299               11,677,138           1,475,723              13,152,861
Conservative                                       142,535,322                3,614,220          (1,115,705)              2,498,515
Bond                                               129,331,837                6,827,141            (190,271)              6,636,870
Government Bond                                    177,948,399                3,683,840            (473,086)              3,210,754
Money Market                                     1,708,402,314                        -                   -                       -
Tax-Free Income                                    171,917,615               15,828,724                   -              15,828,724
Morley Enhanced Income                             362,663,603                  238,105          (2,941,972)             (2,703,867)
Short Duration Bond                                276,081,600                   10,450          (1,404,079)             (1,393,629)
S&P 500 Index                                    1,966,816,801              255,418,254        (120,350,909)            135,067,344
Mid Cap Market Index                               708,700,302              107,400,615         (17,352,251)             90,048,364
Small Cap Index                                    352,290,604               50,401,889         (12,895,551)             37,506,338
International Index                                966,803,033              201,346,600         (19,152,217)            182,194,382
Bond Index                                       1,355,405,987               15,580,660          (3,358,230)             12,222,430
Small Cap Growth                                    75,167,278                5,008,269          (1,804,262)              3,204,007
Small Cap Value                                     34,010,667                3,750,639            (396,467)              3,354,172
Aggressive                                           1,514,937                   49,271              (7,633)                 41,638
Moderate                                             1,572,084                   44,426              (4,265)                 40,161
Moderately Aggressive                                1,603,033                   51,432              (5,626)                 45,806
Specialty                                            7,596,633                   58,935             (99,489)                (40,553)

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales; the difference between book and tax amortization methods for premium and market discount; and the return of capital adjustments from real estate investment trusts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GARTMORE MUTUAL FUNDS

By (Signature and Title)          /s/ GERALD J. HOLLAND
                                  ----------------------------------
                           Name:  Gerald J. Holland
                           Title: Treasurer
                           Date:  March 24, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ PAUL J. HONDROS
                                  ----------------------------------
                           Name:  Paul J. Hondros
                           Title: President & Chairman of the Board
                           Date:  March 24, 2005

By (Signature and Title)          /s/ GERALD J. HOLLAND
                                  ----------------------------------
                           Name:  Gerald J. Holland
                           Title: Treasurer
                           Date:  March 24, 2005